UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05514

                                         Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

                                                 Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Anna M. Bencrowsky

Wilmington Trust Investment Advisors, Inc.

Rodney Square North

1100 North Market Street

                                         Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end: April 30

Date of reporting period: October 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WILMINGTON
TRUST

October 31, 2014 (unaudited)

PRESIDENT'S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Money Market Funds

Wilmington Prime Money Market Fund

Wilmington U.S. Government Money Market Fund

Wilmington U.S. Treasury Money Market Fund

Wilmington Tax-Exempt Money Market Fund

Wilmington Prime Money Market Fund (“Prime Money Market Fund”)

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)

Wilmington Tax-Exempt Money Market Fund (“Tax-Exempt Money Market Fund”)

[This Page Intentionally Left Blank]

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the six-month reporting period from May 1, 2014 through October 31, 2014. Inside, you will find a complete listing of each Fund’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub advisor to the Trust, have provided the following review of the economy, bond, and stock markets over the six-month reporting period.

The Economy

For years we’ve heard investors complain about the sluggish U.S. economic recovery. Admittedly, gross domestic product has expanded at a slower rate (2.4% annualized over the last three years) than we saw during many past recoveries. But for a moment, let’s stop staring at the forest and focus on a few (blossoming) trees.

As foreign economies decelerate, the U.S. continues to roll along. In the six months from May through October, gross domestic product rose at an annualized rate of 4.1%. Not since 2003 has the economy shown such growth.

The International Monetary Fund projects economic expansion of 3.1% for the U.S. next year, well above expectations for the euro area and Japan. Credit most of that strong showing to consumers, who account for more than two-thirds of U.S. economic activity.

Wise investors will track the financial health and mindset of the consumer. Right now, most of the indicators are positive:

1)

In October, U.S. job growth topped 200,000 for the ninth consecutive month, a streak we haven’t seen since late 1994 and early 1995. The U.S. economy added 7.2 million jobs over the last three years (an average of 200,000 per month), boosting total payrolls above the prerecession high set in January 2008.

2)

The S&P 500 Index[1] returned 8.22% in the six months from May through October, 17.27% in the year ended October, and 19.77% annualized over the last three years. The wealth effect of such gains can invigorate consumers.

3)	In the six months that ended in September, personal consumption spending rose 3.9% from the year-earlier period, while monthly retail sales averaged 4.5% growth.

4)

Two widely followed consumer-sentiment indexes—published by the Conference Board[i] and the University of Michiganii—hit seven-year highs in October. It’s amazing what can happen when hiring picks up and portfolios rise in value.

ihttp://www.conference-board.org/

iihttp://www.sca.isr.umich.edu/

Don’t misread us—all is not perfect. Europe’s financial woes snared us before and could do so again. The Federal Reserve could bungle the transition to a rising-interest-rate environment. Gridlock in Washington could crimp government spending. But even taking those risks into account, sign us up for another few years. If this is what a slow, weak recovery looks like, we’ll take it.

The Bond Markets

Fixed income only looks attractive when bonds outperform stocks, which didn’t happen over the last six months. But given the problems prophesied earlier this year, bond investors shouldn’t be too upset.

During the six months ended October, the U.S. bond market absorbed:

•	The end of Federal Reserve bond purchases. Last year at this time, tapering commanded plenty of headlines. The central bank turned off the spigot for good last month.

•	Robust competition from other income investments. The FTSE NAREIT All Equity Real Estate Investment Trusts Index[2] managed a 10.55% return in the six months from May through October.

•

Investors bailing out. From May through August, the Investment Company Institute recorded $51.8 billion in net inflows to U.S. bond funds. But in September and October, bond funds hemorrhaged about $33 billioniii.

Despite the headwinds, the Barclays U.S. Aggregate Bond Index3 returned 2.35% from May through October, with performance distributed fairly evenly throughout the market. Barclays’ indices for U.S. corporate4, mortgage-backed5, and Treasury bonds6 all delivered six-month returns between 2.1% and 2.7%.

Tax-exempt bonds set the pace, with the Barclays Municipal Bond Index7 returning 3.59% from May through October. While investors fled taxable-bond funds in September and October, muni fund flows remained consistently positiveiii.

PRESIDENT’S MESSAGE / October 31, 2014 (unaudited)

ii

Looking ahead, bond investors can be forgiven for focusing on the big cloud: rising interest rates. However, just last month the Fed pledged once again to keep the fed funds rate low for a “considerable time”iv. Central bankers did a fine job of preparing the market for the end of its bond-purchase program, and it will try to do the same as the next hike draws near, regardless of the timing.

We expect rate hikes to begin in the second quarter of 2015iv. In such an environment, bonds should underperform stocks

iiihttp://www.ici.org/research/stats

ivhttp://www.federalreserve.gov/newsevents/press/monetary/20141029a.htm

For the six-month reporting period May 1, 2014 through October 31, 2014, certain Barclays’ indices performed as follows8:

Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Bond Index	Barclays U.S. Mortgage- Backed Securities Index	Barclays U.S. Credit Bond Index[9]	Barclays Municipal Bond Index
2.35%	2.12%	2.64%	2.55%	3.59%

The Stock Markets

A glance at the highest-profile U.S. stock indexes should warm investors’ hearts. In the six months from May through October, the S&P 500 Index returned 8.22% and the Dow Jones Industrial Average106.10%.

Those numbers reflect good times for stock investors; that is, investors in U.S. large-cap stocks. Neither small U.S. stocks nor international stocks received their invitations to this party.

Let’s start with U.S. small-caps. The Russell 2000 Index11 and the S&P SmallCap 600 Index12 underperformed large-caps from May through October, returning 4.83% and 4.88%, respectively. The S&P SmallCap 600 Index peaked in July, and the Russell 2000 Index last set an all-time high in March. In contrast, from the start of May through Nov. 11, the S&P 500 Index set 32 new all-time highs. That averages out to more than one a week.

Leave the U.S., and the road gets rougher. The MSCI All Country World ex-US (Net) Index13 returned -2.77% for the six months ended October, while the widely followed MSCI EAFE Index14 (Europe, Australasia, Far East) performed even worse (-4.83%). You needn’t look far to find causes of the carnage—slowing global economies, falling commodity prices, and armed conflicts are commonly cited culprits.

The issues plaguing foreign stocks won’t dissipate overnight, and at this time we favor U.S. equities— particularly large-caps. Looking for a reason to share our optimism? Here are three:

1)	The stock market’s three-year pattern of higher highs and higher lows would make a Dow theorist drool.

2)	Investors’ reaction to quarterly results means a lot more than the raw numbers. Given the S&P 500 Index’s impressive 11% climb since the October 15 trough, earnings season looks like a big success.

3)

While equities aren’t cheap relative to historical valuations, they remain bargains relative to bonds. The S&P 500’s earnings yield of 5.8% is 1.0% above the yield of Baa-rated corporate bonds. Over the last 25 years, the earnings yield has averaged 1.8% below the bond yield.

For the six-month reporting period May 1, 2014 through October 31, 2014, certain stock market indices performed as follows:

S&P 500 Index	Dow Jones Industrial Average	NASDAQ Composite Index[15]	MSCI All Country World ex-US (Net) Index
8.22%	6.10%	13.23%	-2.77%

October 31, 2014 (unaudited) / PRESIDENT’S MESSAGE

iii

The Trust, with assets of $12.4 billion as of October 31, 2014, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income16, stay ahead of inflation, or keep your cash working, one or more of the Trust’s Funds may provide you with the diversification, flexibility and professional management you need17.

Sincerely,

Christopher D. Randall

President

December 2, 2014

For more complete information, please download the Trust’s prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.	S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.
2.	FTSE NARIET All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. Equity REITs. Constituents of the Index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.
3.	Barclays U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.
4.	Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. The index is unmanaged and investments cannot be made directly in an index.
5.	Barclays U.S. Mortgage Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.
6.	Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.
7.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.
8.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
9.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.
10.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.
11.	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of the Index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure large stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The index is unmanaged and investments cannot be made directly in an index.

PRESIDENT’S MESSAGE / October 31, 2014 (unaudited)

iv

12.	The S&P SmallCap 600 Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged and investments cannot be made directly in an index.
13.	MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.
14.	MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index.
15.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
16.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.
17.	Diversification does not assure a profit nor protect against loss.

October 31, 2014 (unaudited) / PRESIDENT’S MESSAGE

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6

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Expenses Paid During Period[1]	Annualized Net Expense Ratio

WILMINGTON PRIME MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.66	0.13%
Institutional Class	$1,000.00	$1,000.10	$0.66	0.13%
Select Class	$1,000.00	$1,000.10	$0.66	0.13%
Service Class	$1,000.00	$1,000.10	$0.66	0.13%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.55	$0.66	0.13%
Institutional Class	$1,000.00	$1,024.55	$0.66	0.13%
Select Class	$1,000.00	$1,024.55	$0.66	0.13%
Service Class	$1,000.00	$1,024.55	$0.66	0.13%

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.35	0.07%
Institutional Class	$1,000.00	$1,000.10	$0.35	0.07%
Select Class	$1,000.00	$1,000.10	$0.35	0.07%
Service Class	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.85	$0.36	0.07%
Institutional Class	$1,000.00	$1,024.85	$0.36	0.07%
Select Class	$1,000.00	$1,024.85	$0.36	0.07%
Service Class	$1,000.00	$1,024.85	$0.36	0.07%

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

7

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Expenses Paid During Period[1]	Annualized Net Expense Ratio
WILMINGTON U.S. TREASURY MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.00	$0.30	0.06%
Select Class	$1,000.00	$1,000.00	$0.30	0.06%
Service Class	$1,000.00	$1,000.00	$0.30	0.06%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.90	$0.31	0.06%
Select Class	$1,000.00	$1,024.90	$0.31	0.06%
Service Class	$1,000.00	$1,024.90	$0.31	0.06%

WILMINGTON TAX-EXEMPT MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.30	0.06%
Select Class	$1,000.00	$1,000.10	$0.30	0.06%
Service Class	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.90	$0.31	0.06%
Select Class	$1,000.00	$1,024.90	$0.31	0.06%
Service Class	$1,000.00	$1,024.90	$0.31	0.06%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

8

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Prime Money Market Fund

At October 31, 2014, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets

Other Commercial Paper	45.9%
Certificates of Deposit	16.4%
Municipal Notes & Bonds	13.9%
Asset-Backed Commercial Paper	8.9%
Repurchase Agreements	5.6%
Financial Company Commercial Paper	4.7%
Corporate Notes & Bonds	2.9%
U.S. Treasury Obligations	1.4%
Other Assets and Liabilities - Net[1]	0.3%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Par Value	Value

ASSET-BACKED COMMERCIAL PAPER – 8.9%♦

CAFCO LLC,
0.20%, 11/05/14•,Ω	$30,000,000	$29,999,333

Chariot Funding LLC

0.28%, 11/05/14•,Ω	25,000,000	24,999,222

0.28%, 11/14/14•,Ω	25,000,000	24,997,472

CIESCO LLC

0.12%, 11/03/14•,Ω	11,200,000	11,199,925

0.18%, 11/05/14•,Ω	20,000,000	19,999,600

MetLife Short Term Fund LLC,

0.13%, 1/05/15•,Ω	43,000,000	42,989,907

0.14%, 1/20/15•,Ω	56,404,000	56,386,452

Old Line Funding LLC,
0.22%, 11/24/14•,Ω	50,000,000	49,992,972

Thunder Bay Funding LLC,
0.23%, 3/23/15•,Ω	50,000,000	49,954,639

TOTAL ASSET-BACKED COMMERCIAL PAPER
(COST $310,519,522)		$310,519,522

CERTIFICATES OF DEPOSIT – 16.4%

Bank of Montreal, CHI,
0.17%, 11/03/14	50,000,000	50,000,000

Bank of Nova Scotia, HOU

0.21%, 1/28/15	50,000,000	50,000,000

Description	Par Value	Value

0.21%, 5/01/15	$50,000,000	$50,000,000

Branch Bank & Trust

0.12%, 11/25/14	50,000,000	50,000,000

0.13%, 12/03/14	50,000,000	50,000,000

CITIBANK NA,

0.20%, 1/30/15	25,000,000	25,000,000

JPMorgan Chase & Co.

0.35%, 2/03/15	50,000,000	50,000,000

0.29%, 10/23/15Δ	50,000,000	50,000,000

Toronto Dominion Bank, NY

0.22%, 11/18/14Δ	50,000,000	50,000,000

0.23%, 7/22/15Δ	50,000,000	50,000,000

US Bank NA, Minn.,
0.23%, 10/30/15	50,000,000	50,000,000

Wells Fargo Bank, NA,
0.26%, 3/05/15Δ	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(COST $575,000,000)		$575,000,000

CORPORATE NOTES & BONDS – 2.9%

Bank of America, NA

0.20%, 1/12/15	50,000,000	50,000,000

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

Wilmington Prime Money Market Fund (continued)

Description	Par Value	Value

0.20%, 1/14/15	$50,000,000	$50,000,000

TOTAL CORPORATE NOTES & BONDS (COST $100,000,000)		$100,000,000

FINANCIAL COMPANY COMMERCIAL PAPER – 4.7%♦

Commonwealth Bank of Australia

0.23%, 2/05/15Δ,•,Ω	50,000,000	50,000,000

0.23%, 2/13/15Δ,•,Ω	50,000,000	50,000,118

National Rural Utilities Cooperative Finance Corp.

0.09%, 11/18/14	35,029,000	35,027,511

0.09%, 11/28/14	31,000,000	30,997,908

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (COST $166,025,537)		$166,025,537

MUNICIPAL NOTES & BONDS – 13.9%

Connecticut State, Health & Educational Facilities Authority, Revenue Bonds, (Series T-2) Weekly VRDNs, (Yale University, OBG), 0.04%, 11/07/14Δ	39,250,000	39,250,000

East Baton Rouge Parish Industrial Development Board, Inc., Revenue Bonds, Weekly VDRNs, (Exxon Project), 0.06%, 11/01/14Δ	44,125,000	44,125,000

Industrial Development Authority of the City of Phoenix, AZ, (Series B), Weekly VDRNs, (Mayo Clinic),
0.06%, 11/01/14Δ	43,625,000	43,625,000

Lincoln County, WY, Pollution Control, Revenue Bonds,
Weekly VDRNs, (Exxon Project A),
0.06%, 11/01/14Δ	23,200,000	23,200,000

Loudoun County Industrial Development Authority, VA, Revenue Bonds, (Series B) Weekly VRDNs, (Howard Hughes Medical Institute, OBG)

0.04%, 11/07/14Δ	23,685,000	23,685,000

0.06%, 11/07/14Δ	65,000,000	65,000,000

Mississippi Business Finance Corp., Revenue Bonds, (Series G) Daily VRDNs, (Chevron Corp., OBG)

0.08%, 11/01/14Δ	39,100,000	39,100,000

0.08%, 11/01/14Δ	37,320,000	37,320,000

Private Colleges & Universities Authority, GA, Refunding Revenue Bonds, (Series 2005C-1) Weekly VRDNs, (Emory University, OBG)

0.05%, 11/07/14Δ	43,295,000	43,295,000

0.05%, 11/07/14Δ	22,000,000	22,000,000

State of Texas, GO Unlimited Bonds, (Series B) Weekly VRDNs, (Multi-Mode Mobility Fund, OBG), 0.07%, 11/07/14Δ	40,405,000	40,405,000

Description	Par Value	Value

State of Texas, GO Revenue Bonds, (Series 2006A) Weekly VRDNs, (Veterans Housing Assistance, OBG), 0.08%, 11/07/14Δ	$33,875,000	$33,875,000

Valdez, AK, Marine Term, Refunding Revenue Bonds, Weekly VDRNs, (Exxon Project), 0.06%, 11/01/14Δ	32,000,000	32,000,000

TOTAL MUNICIPAL NOTES & BONDS (COST $486,880,000)		$486,880,000

OTHER COMMERCIAL PAPER – 45.9%♦

Air Products & Chemicals

0.11%, 12/05/14•,Ω	35,000,000	34,996,364

0.12%, 1/08/15•,Ω	50,000,000	49,988,667

American Honda Finance Corp.

0.08%, 11/07/14	20,000,000	19,999,733

0.12%, 1/08/15	50,000,000	49,988,667

0.12%, 1/09/15	30,000,000	29,993,100

Army & Air Force Exchange,
0.06%, 11/03/14•,Ω	71,000,000	70,999,763

BHP Billiton Finance Ltd.

0.09%, 11/06/14•,Ω	25,000,000	24,999,688

0.09%, 11/13/14•,Ω	25,000,000	24,999,250

0.09%, 11/17/14•,Ω	25,000,000	24,999,000

BMW US Capital LLC,
0.09%, 11/07/14•,Ω	25,000,000	24,999,625

BP Capital Markets PLC

0.10%, 11/07/14•,Ω	50,000,000	49,999,167

0.10%, 12/02/14•,Ω	50,000,000	49,995,695

Coca-Cola Co.

0.18%, 1/09/15•,Ω	75,000,000	74,974,125

0.21%, 3/23/15•,Ω	25,000,000	24,979,292

CPPIB Capital, Inc.

0.15%, 1/13/15•,Ω	50,000,000	49,984,792

0.13%, 2/02/15•,Ω	50,000,000	49,983,208

Electricite de France

0.16%, 11/10/14•,Ω	25,000,000	24,999,000

0.13%, 11/24/14•,Ω	47,000,000	46,996,096

0.17%, 1/06/15•,Ω	28,000,000	27,991,273

Emerson Electric Co.,
0.12%, 1/27/15•,Ω	40,000,000	39,988,400

Emory University,
0.20%, 3/12/15	27,400,000	27,400,000

GlaxoSmithKline Financial PLC
0.10%, 11/03/14•,Ω	45,000,000	44,999,750

0.09%, 11/17/14•,Ω	38,000,000	37,998,480

Honeywell International, Inc.,
0.10%, 11/18/14•,Ω	47,500,000	47,497,757

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington Prime Money Market Fund (continued)

Description	Par Value	Value
IBM Corp.,
0.07%, 11/05/14•,Ω	$50,000,000	$49,999,611

Nestle Financial International Ltd.,
0.08%, 11/05/14	70,000,000	69,999,378

Novartis Finance Corp.,
0.07%, 11/13/14•,Ω	80,000,000	79,998,133

Philip Morris International, Inc.

0.08%, 11/06/14•,Ω	25,300,000	25,299,719

0.11%, 11/17/14•,Ω	49,500,000	49,497,580

Procter and Gamble Corp.

0.14%, 1/05/15•,Ω	50,000,000	49,987,361

0.14%, 1/20/15•,Ω	50,000,000	49,984,444

Salt River Project Agricultural Improvement & Power District

0.14%, 11/05/14	30,000,000	29,999,533

0.14%, 11/06/14	45,000,000	44,999,125

Siemens Capital Co., LLC,
0.09%, 11/04/14•,Ω	50,000,000	49,999,625

Toyota Motor Credit Corp.

0.21%, 1/20/15	50,000,000	49,976,667

0.21%, 4/28/15	50,000,000	49,948,083

University of California,
0.18%, 12/15/14	50,000,000	49,989,000

TOTAL OTHER COMMERCIAL PAPER (COST $1,603,429,151)		$1,603,429,151

U.S. TREASURY OBLIGATIONS – 1.4%

U.S. TREASURY NOTES – 1.4%

0.25%, 11/30/14	50,000,000	50,006,899

REPURCHASE AGREEMENTS – 5.6%

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, dated 10/31/14, due 11/03/14, repurchase price $70,000,467, collateralized by a U.S. Treasury Security 0.00%, maturing 02/15/32; total market value of $71,400,000.	70,000,000	70,000,000

TD Securities, Inc., 0.10%, dated 10/31/14, due 11/03/14, repurchase price $125,001,042, collateralized by U.S. Government & Treasury Securities 0.50% to 7.88%, maturing 05/31/16 to 06/01/44; total market value of $127,836,380.	125,000,000	125,000,000

TOTAL REPURCHASE AGREEMENTS (COST $195,000,000)		$195,000,000

TOTAL INVESTMENTS – 99.7% (COST $3,486,861,109)		$3,486,861,109

OTHER ASSETS LESS LIABILITIES – 0.3%		8,890,320

TOTAL NET ASSETS – 100.0%		$3,495,751,429

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

Wilmington Prime Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Commercial Paper	$—	$310,519,522	$—	$310,519,522
Certificates of Deposit	—	575,000,000	—	575,000,000
Corporate Notes & Bonds	—	100,000,000	—	100,000,000
Financial Company Commercial Paper	—	166,025,537	—	166,025,537
Municipal Notes & Bonds	—	486,880,000	—	486,880,000
Other Commercial Paper	—	1,603,429,151	—	1,603,429,151
U.S. Treasury Obligations	—	50,006,899	—	50,006,899
Repurchase Agreements	—	195,000,000	—	195,000,000

Total	$—	$3,486,861,109	$—	$3,486,861,109

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

12

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Government Money Market Fund

At October 31, 2014, the Fund’s portfolio composition was as follows (unaudited):

Percentage of
Total Net Assets

U.S. Government Agency Obligations	86.2%
Repurchase Agreements	9.5%
U.S. Treasury Obligations	4.3%
Other Assets and Liabilities - Net[1]	0.0%[2]

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 86.2%

FEDERAL FARM CREDIT BANK (FFCB) – 21.0%

0.02%, 11/03/14‡	$50,000,000	$49,999,944

0.01%, 11/05/14‡	25,000,000	24,999,972

0.01%, 11/06/14‡	25,000,000	24,999,965

0.01%, 11/10/14‡	20,000,000	19,999,950

1.63%, 11/19/14	40,000,000	40,029,311

0.05%, 11/25/14‡	150,000,000	149,995,500

0.13%, 1/26/15Δ	50,000,000	50,000,000

0.06%, 4/09/15‡	34,000,000	33,990,990

0.10%, 4/13/15‡	36,226,000	36,210,418

0.11%, 5/15/15Δ	75,000,000	74,998,945

0.11%, 7/06/15Δ	100,000,000	99,988,459

0.19%, 7/20/15Δ	66,800,000	66,836,525

0.10%, 9/04/15Δ	125,000,000	124,994,712

0.11%, 2/16/16Δ	50,000,000	49,993,866

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$847,038,557

FEDERAL HOME LOAN BANK (FHLB) – 27.6%

0.05%, 11/12/14‡	81,800,000	81,798,750

0.07%, 11/14/14‡	70,370,000	70,368,348

0.06%, 11/19/14‡	50,100,000	50,098,498

0.10%, 11/20/14Δ	50,000,000	49,999,867

0.10%, 11/21/14Δ	50,000,000	49,999,860

0.02%, 11/26/14‡	46,000,000	45,999,265

0.05%, 12/05/14‡	150,000,000	149,992,917

Description	Par Value	Value

0.11%, 12/09/14Δ	$100,000,000	$100,000,000

0.08%, 12/10/14‡	20,163,000	20,161,362

0.03%, 12/19/14‡	100,000,000	99,996,000

0.06%, 1/21/15‡	100,000,000	99,986,500

0.06%, 1/28/15‡	23,200,000	23,196,597

0.11%, 2/12/15Δ	25,000,000	24,999,812

0.08%, 3/06/15‡	64,949,000	64,931,931

0.08%, 3/13/15‡	46,082,000	46,068,483

0.07%, 4/01/15‡	30,300,000	30,290,977

0.07%, 4/08/15‡	21,000,000	20,993,456

0.09%, 4/17/15‡	85,000,000	84,966,484

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,113,849,107

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 15.6%

0.08%, 11/24/14‡	95,000,000	94,995,144

0.75%, 11/25/14	40,000,000	40,016,277

0.08%, 11/26/14‡	50,000,000	49,997,222

0.15%, 12/05/14Δ	25,000,000	25,001,032

0.03%, 12/10/14‡	89,700,000	89,697,085

0.07%, 1/26/15‡	35,298,000	35,292,097

0.09%, 2/10/15‡	44,927,000	44,915,656

0.07%, 3/06/15‡	28,953,000	28,946,465

0.09%, 3/16/15‡	44,820,000	44,804,873

0.07%, 4/07/15‡	25,000,000	24,992,368

0.07%, 4/13/15‡	50,000,000	49,984,153

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value

0.14%, 7/16/15Δ	$100,000,000	$100,025,434

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$628,667,806

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 22.0%

0.08%, 11/17/14‡	50,600,000	50,598,201

0.08%, 11/19/14‡	60,535,000	60,532,579

0.09%, 12/03/14‡	57,079,000	57,074,434

0.05%, 1/14/15‡	100,000,000	99,989,722

0.09%, 2/11/15‡	22,857,000	22,851,171

0.07%, 2/17/15‡	78,300,000	78,284,732

0.06%, 3/02/15‡	137,900,000	137,871,120

0.07%, 3/03/15‡	28,000,000	27,993,832

0.07%, 3/16/15‡	50,735,000	50,721,682

0.07%, 4/01/15‡	37,500,000	37,489,776

0.07%, 4/08/15‡	64,600,000	64,580,693

0.08%, 4/22/15‡	50,000,000	49,980,889

0.15%, 10/21/15Δ,‡	150,000,000	150,047,785

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$888,016,616

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $3,477,572,086)		$3,477,572,086

U.S. TREASURY OBLIGATIONS – 4.3%

U.S. TREASURY NOTES – 4.3%

0.25%, 11/30/14	75,000,000	75,010,348

0.05%, 3/19/15	100,000,000	99,981,983

TOTAL U.S. TREASURY OBLIGATIONS
(COST $174,992,331)		$174,992,331

Description	Par Value	Value

REPURCHASE AGREEMENTS – 9.5%

Credit Suisse First Boston LLC, 0.09%, dated 10/31/14, due 11/03/14, repurchase price $32,000,240, collateralized by U.S. Treasury Securities 0.13% to 2.63%, maturing 07/15/17 to 01/15/23; total market value of $32,643,233.	$32,000,000	$32,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, dated 10/31/14, due 11/03/14, repurchase price $50,000,333, collateralized by U.S. Treasury Securities 0.00% to 0.13%, maturing 01/15/23 to 11/15/23; total market value of $51,000,049.	50,000,000	50,000,000

TD Securities, Inc., 0.09%, dated 10/31/14, due 11/03/14, repurchase price $125,000,938, collateralized by U.S. Government & Treasury securities 0.00% to 9.00%, maturing 11/15/14 to 02/01/44; total market value of $127,725,266.	125,000,000	125,000,000

TD Securities, Inc., 0.10%, dated 10/31/14, due 11/03/14, repurchase price $175,001,458, collateralized by U.S. Government & Treasury Securities 2.50% to 8.75%, maturing 08/15/20 to 07/01/44; total market value of $180,004,061.	175,000,000	175,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $382,000,000)		$382,000,000

TOTAL INVESTMENTS – 100.0%
(COST $4,034,564,417)		$4,034,564,417

OTHER ASSETS LESS LIABILITIES – 0.0%**		753,230

TOTAL NET ASSETS – 100.0%		$4,035,317,647

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$3,477,572,086	$—	$3,477,572,086
U.S. Treasury Obligations	—	174,992,331	—	174,992,331
Repurchase Agreements	—	382,000,000	—	382,000,000

Total	$—	$4,034,564,417	$—	$4,034,564,417

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

15

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Treasury Money Market Fund

At October 31, 2014, the Fund’s geographical location classifications were as follows (unaudited):

Percentage of
Total Net Assets

U.S. Treasury Obligations	79.0%
Repurchase Agreements	20.9%
Other Assets and Liabilities – Net[1]	0.1%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Par Value	Value

U.S. TREASURY OBLIGATIONS – 79.0%

U.S. TREASURY BILLS – 36.7%

0.08%, 11/06/14‡	$200,000,000	$199,999,764

0.05%, 3/05/15‡	50,000,000	49,991,389

0.05%, 3/19/15‡	50,000,000	49,990,992

0.05%, 4/23/15‡	25,000,000	24,993,933

TOTAL U.S. TREASURY BILLS		$324,976,078

U.S. TREASURY NOTES – 42.3%

0.38%, 11/15/14	25,000,000	25,002,597

0.25%, 11/30/14	125,000,000	125,018,225

2.13%, 11/30/14	50,000,000	50,082,926

0.25%, 1/15/15	50,000,000	50,019,069

0.25%, 2/28/15	25,000,000	25,015,677

0.38%, 4/15/15	100,000,000	100,142,822

TOTAL U.S. TREASURY NOTES		$375,281,316

TOTAL U.S. TREASURY OBLIGATIONS

(COST $700,257,394)		$700,257,394

REPURCHASE AGREEMENTS – 20.9%

Credit Suisse First Boston LLC, 0.09%, dated 10/31/14, due 11/03/14, repurchase price $68,000,510, collateralized by U.S. Treasury Securities 2.00% to 2.13%, maturing 01/15/26 to 02/15/41; total market value of $69,364,582.	68,000,000	68,000,000

Description	Par Value	Value

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, dated 10/31/14, due 11/03/14, repurchase price $117,000,780, collateralized by U.S. Treasury Securities 0.00%, maturing 04/23/15 to 02/15/27; total market value of $119,340,001.	$117,000,000	$117,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $185,000,000)		$185,000,000

TOTAL INVESTMENTS – 99.9%
(COST $885,257,394)		$885,257,394

OTHER ASSETS LESS LIABILITIES – 0.1%		543,546

TOTAL NET ASSETS – 100.0%		$885,800,940

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Treasury Money Market Fund (concluded)

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$700,257,394	$—	$700,257,394
Repurchase Agreements	—	185,000,000	—	185,000,000

Total	$—	$885,257,394	$—	$885,257,394

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

17

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Tax-Exempt Money Market Fund

At October 31, 2014, the Fund’s geographical location classifications were as follows (unaudited):

Percentage of
Total Net Assets

Texas	27.0%
Delaware	8.6%
Maryland	7.8%
Virginia	7.3%
Ohio	5.3%
Illinois	5.1%
North Carolina	4.2%
Tennessee	3.9%
Mississippi	3.8%
Connecticut	3.8%
Minnesota	3.6%
New Hampshire	3.4%
Michigan	3.1%
Rhode Island	3.0%
Utah	2.8%
Florida	1.8%
Massachusetts	1.8%
New York	1.5%
Louisiana	0.8%
Oklahoma	0.6%
Pennsylvania	0.5%
Other Assets and Liabilities – Net[1]	0.3%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER – 56.3%

ILLINOIS – 4.3%

Illinois Educational Facilities Authority, (Northern Trust, LOC), 0.08%, 2/05/15	$20,793,000	$20,793,000

TOTAL ILLINOIS		$20,793,000

MARYLAND – 7.8%

Johns Hopkins University, (Series B)

0.06%, 12/03/14	5,000,000	5,000,000

0.08%, 2/04/15	12,000,000	12,000,000

Montgomery County, MD GO Unlimited Refunding Notes, BANs, (Series 10-B), (State Street, LIQ), 0.09%, 11/06/14	20,395,000	20,395,000

TOTAL MARYLAND		$37,395,000

Description	Par Value	Value

MASSACHUSETTS – 0.4%

Massachusetts State Health and Education, (Series EE), (Harvard University), Revenue Bonds, 0.05%, 11/04/14	$2,100,000	$2,100,000

TOTAL MASSACHUSETTS		$2,100,000

MICHIGAN – 3.1%

University of Michigan, 0.07%, 12/03/14	14,670,000	14,670,000

TOTAL MICHIGAN		$14,670,000

MINNESOTA – 1.7%

University of Minnesota, 0.07%, 1/16/15	8,000,000	8,000,000

TOTAL MINNESOTA		$8,000,000

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value

NORTH CAROLINA – 4.2%

North Carolina Capital Facilities Finance Agency, Educational Facilities, (Duke University), Revenue Bonds, 0.09%, 12/17/14	$7,928,000	$7,928,000

North Carolina Capital Facilities Finance Agency, Educational Facilities, (Series A2), (Duke University), Revenue Bonds, 0.06%, 11/05/14	12,406,000	12,406,000

TOTAL NORTH CAROLINA		$20,334,000

OHIO – 4.3%
Ohio Higher Educational Facility Commission, (Case Western University), (JPMorgan Chase, LIQ), 0.08%, 1/07/15	3,500,000	3,500,000

Ohio Higher Educational Facility Commission, (Case Western University), (Northern Trust, LIQ)

0.10%, 12/09/14	5,000,000	5,000,000

0.09%, 1/08/15	12,000,000	12,000,000

TOTAL OHIO		$20,500,000

RHODE ISLAND – 3.0%

Rhode Island Health and Education Facilities Authority, (Series A), (Brown University)

0.09%, 12/04/14	5,530,000	5,530,000

0.08%, 2/05/15	9,000,000	9,000,000

TOTAL RHODE ISLAND		$14,530,000

TENNESSEE – 3.9%

State of Tennessee, (Series 00-A), (Tenn Consolidated Retirement System, LOC)

0.06%, 12/02/14	15,000,000	15,000,000

0.07%, 12/04/14	4,000,000	4,000,000

TOTAL TENNESSEE		$19,000,000

TEXAS – 20.0%

City of San Antonio, TX, Electric & Gas Systems, (Series A), (JPMorgan Chase, LIQ), 0.09%, 12/04/14	12,000,000	12,000,000

City of San Antonio, TX, Water Systems, (Series B), (Wells Fargo, LIQ)

0.06%, 11/03/14	4,000,000	4,000,000

0.05%, 11/05/14	16,000,000	16,000,000

Harris County Cultural Education Facilities Finance Corp., TX, (Series A), (Baylor College of Medicine, OBG), Refunding Revenue Bonds,
0.06%, 12/04/14	7,600,000	7,600,000

Texas A&M University,
(Series B), 0.08%, 11/06/14	17,000,000	17,000,000

Texas Public Finance Authority, (Series 2003), (Comptroller of Public Accounts TX, LIQ), 0.09%, 12/09/14	10,000,000	10,000,000

Description	Par Value	Value

Texas Technical University,
(Series B), 0.06%, 12/03/14	$9,795,000	$9,795,000

University of Texas,
0.08%, 1/07/15	20,000,000	20,000,000

TOTAL TEXAS		$96,395,000

VIRGINIA – 3.6%

Rector & Visitors University of Virginia, 0.08%, 1/06/15	5,000,000	5,000,000

University of Virginia, (Series 03-A)

0.07%, 12/03/14	9,266,000	9,266,000

0.07%, 1/21/15	3,200,000	3,200,000

TOTAL VIRGINIA		$17,466,000

TOTAL COMMERCIAL PAPER
(COST $271,183,000)		$271,183,000

MUNICIPAL BOND – 1.1%

FLORIDA – 1.1%

JEA Electric System Revenue, Refunding Revenue Bonds, (Series D), Daily VDRNs, (U.S. Bank, SPA), 0.06%, 11/01/14	5,400,000	5,400,000

TOTAL FLORIDA		$5,400,000

TOTAL MUNICIPAL BOND
(COST $5,400,000)		$5,400,000

SHORT-TERM MUNICIPAL BONDS – 42.3%

CONNECTICUT – 3.8%

Connecticut State Health & Educational Facility Authority, Revenue Bonds, (Series X-2), Daily VRDNs, (Yale University), 0.03%, 11/07/14	18,100,000	18,100,000

TOTAL CONNECTICUT		$18,100,000

DELAWARE – 8.6%

Delaware State Health Facilities Authority, Refunding Revenue Bonds, (Series A), Daily VRDNs, (Christiana Care Health Services, OBG), 0.07%, 11/01/14	16,200,000	16,200,000

Delaware State Health Facilities Authority, Revenue Bonds, (Series 8), Weekly VRDNs, (Christiana Care Health Services, OBG), 0.03%, 11/07/14	4,000,000	4,000,000

University of Delaware, Revenue Bonds, Daily VRDNs, (TD Bank N.A., SPA), 0.08%, 11/01/14	16,660,000	16,660,000

University of Delaware, Revenue Bonds, (Series B), Daily VRDNs, (University & College Imps.)/(Bank of America N.A., SPA), 0.09%, 11/01/14	4,500,000	4,500,000

TOTAL DELAWARE		$41,360,000

FLORIDA – 0.7%

Orange County Housing Finance Authority, Revenue Bonds, Weekly VRDNs, (Fannie Mae), 0.05%, 11/07/14	3,510,000	3,510,000

TOTAL FLORIDA		$3,510,000

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value

ILLINOIS – 0.8%

Illinois Finance Authority, Revenue Bonds, (Series E-1), Daily VRDNs, (University of Chicago Medical Center), (JPMorgan Chase Bank N.A., LOC), 0.07%, 11/01/14	$4,000,000	$4,000,000

TOTAL ILLINOIS		$4,000,000

LOUISIANA – 0.8%

Louisiana State Public Facilities Authority, Revenue Bonds, Daily VRDNs, (Air Products & Chemical Inc.), 0.07%, 11/01/14	3,700,000	3,700,000

TOTAL LOUISIANA		$3,700,000

MASSACHUSETTS – 1.4%

Commonwealth of Massachusetts, GO Limited Bonds, (Series B), Daily VRDNs, (U.S Bank N.A., SPA), 0.06%, 11/01/14	6,800,000	6,800,000

TOTAL MASSACHUSETTS		$6,800,000

MINNESOTA – 1.9%

City of Rochester, Refunding Revenue Bonds, (Series A), Weekly VRDNs, (Mayo Clinic, OBG), 0.05%, 11/07/14	8,900,000	8,900,000

TOTAL MINNESOTA		$8,900,000

MISSISSIPPI – 3.8%

Jackson County, MS, Port Facility, Refunding Revenue Bonds, Daily VRDNs, (Chevron Corp., OBG), 0.07%, 11/01/14	4,500,000	4,500,000

Mississippi Business Finance Corp., Gulf Opportunity, Revenue Bonds, (Series A), Daily VRDNs, (Chevron Corp., OBG), 0.07%, 11/01/14	6,400,000	6,400,000

Mississippi Business Finance Corp., Gulf Opportunity, Revenue Bonds, (Series I), Daily VRDNs, (Chevron Corp., OBG), 0.07%, 11/01/14	5,000,000	5,000,000

Mississippi Business Finance Corp., Gulf Opportunity, Revenue Bonds, (Series K), Daily VRDNs, (Chevron Corp., OBG), 0.07%, 11/01/14	2,300,000	2,300,000

TOTAL MISSISSIPPI		$18,200,000

NEW HAMPSHIRE – 3.4%

New Hampshire, HEFA, Revenue Bonds, Weekly VRDNs, (Dartmouth College, OBG)/(U.S. Bank N.A., SPA), 0.04%, 11/07/14	5,350,000	5,350,000

New Hampshire, HEFA, Revenue Bonds,
(Series A), Daily VRDNs, (Dartmouth College
OBG)/(JPMorgan Bank N.A., SPA),
0.07%, 11/01/14	11,000,000	11,000,000

TOTAL NEW HAMPSHIRE		$16,350,000

NEW YORK – 1.5%

City of New York, NY, Municipal Water & Sewer System, Refunding Revenue Bonds, (Series B-3), Daily VRDNs, (State Street B&T), 0.06%, 11/01/14	7,400,000	7,400,000

Description	Par Value	Value

TOTAL NEW YORK		$7,400,000

OHIO – 1.0%

Ohio State Higher Educational Facility Commission, Refunding Revenue Bonds, (Series B-1), Daily VRDNs, (Cleveland Clinic, OBG)/(Wells Fargo Bank N.A.), 0.06%, 11/01/14	$2,150,000	$2,150,000

Ohio State Higher Educational Facility Commission, Refunding Revenue Bonds, (Series B-4), Daily VRDNs, (Cleveland Clinic, OBG), 0.06%, 11/01/14	2,415,000	2,415,000

TOTAL OHIO		$4,565,000

OKLAHOMA – 0.6%

Oklahoma State Turnpike Authority, Revenue Bonds, (Series F), Daily VRDNs, (JPMorgan Chase Bank N.A., SPA), 0.07%, 11/01/14	3,000,000	3,000,000

TOTAL OKLAHOMA		$3,000,000

PENNSYLVANIA – 0.5%

Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds, Daily VRDNs, (Children’s Hospital, OBG)/(JP Morgan Chase Bank N.A., SPA), 0.07%, 11/01/14	2,600,000	2,600,000

TOTAL PENNSYLVANIA		$2,600,000

TEXAS – 7.0%

Gulf Coast Waste Disposal Authority, TX, Revenue Bonds, Weekly VRDNs, (Air Products & Chemicals Project, OBG), 0.05%, 11/07/14	6,000,000	6,000,000

Gulf Coast, Individual Development Authority, TX, Revenue Bonds, Daily VRDNs, (Exxon Mobil), 0.07%, 11/01/14	7,000,000	7,000,000

Port of Arthur Navigation District Industrial Development Corp., Revenue Bonds, Daily VRDNs, (Air Products & Chemicals Project, OBG), 0.06%, 11/01/14	1,000,000	1,000,000

State of Texas, GO Unlimited Notes, (Series B), Weekly VRDNs, (State Street / CalPERS, SPA), 0.05%, 11/07/14	10,480,000	10,480,000

Texas Water Development Board, Revenue Bonds, (Subseries A), Daily VRDNs, (JPMorgan Chase Bank N.A., SPA), 0.07%, 11/01/14	9,100,000	9,100,000

TOTAL TEXAS		$33,580,000

UTAH – 2.8%

City of Murray, Revenue Bonds, (Series C), Daily VRDNs, (IHC Health Services, Inc., OBG), 0.06%, 11/01/14	10,700,000	10,700,000

Weber County Hospital (IHC Health Services), Revenue Bonds, (Series A), Daily VRDNs, 0.07%, 11/01/14	2,600,000	2,600,000

TOTAL UTAH		$13,300,000

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (concluded)

Description	Par Value	Value

VIRGINIA – 3.7%

Loudon County Industrial Development Authority, Revenue Bonds, (Series D), Weekly VRDNs, (Howard Hughes Medical Center), 0.04%, 11/07/14	$18,000,000	$18,000,000

TOTAL VIRGINIA		$18,000,000

TOTAL SHORT-TERM MUNICIPAL BONDS
(COST $203,365,000)		$203,365,000

Description	Value

TOTAL INVESTMENTS – 99.7%
(COST $479,948,000)	$479,948,000

OTHER ASSETS LESS LIABILITIES – 0.3%	1,624,658

TOTAL NET ASSETS – 100.0%	$481,572,658

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$271,183,000	$—	$271,183,000
Municipal Bond	—	5,400,000	—	5,400,000
Short-Term Municipal Bonds	—	203,365,000	—	203,365,000

Total	$—	$479,948,000	$—	$479,948,000

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

21

NOTES TO PORTFOLIOS OF INVESTMENTS

Δ	Floating rate note with current rate and stated maturity date shown.

‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.

♦	The rate shown reflects the effective yield at purchase date.

Ω

Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2014, these liquid restricted securities were as follows:

		Percentage
		of Total
Fund	Amount	Net Assets
Prime Money Market Fund	$1,591,655,504	45.5%

•	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities were as follows:

				Percentage
	Acquisition		Market	of Total
Security	Date	Cost	Value	Net Assets
Prime Money Market Fund
Air Products & Chemicals	10/06/2014	$34,993,583	$34,996,364
Air Products & Chemicals	10/10/2014	49,985,000	49,988,667
Army & Air Force Exchange	10/31/2014	70,999,645	70,999,763
BHP Billiton Finance Ltd.	10/07/2014	24,998,125	24,999,688
BHP Billiton Finance Ltd.	10/09/2014	24,997,813	24,999,250
BHP Billiton Finance Ltd.	10/17/2014	24,998,063	24,999,000
BP Capital Markets PLC	10/07/2014	49,995,694	49,999,167
BP Capital Markets PLC	10/24/2014	49,994,583	49,995,694
BMW US Capital LLC	10/08/2014	24,998,125	24,999,625
CAFCO LLC	07/17/2014	29,981,500	29,999,333
Chariot Funding LLC	02/10/2014	24,947,889	24,999,222
Chariot Funding LLC	02/19/2014	24,947,889	24,997,472
CIESCO LLC	09/30/2014	11,198,731	11,199,925
CIESCO LLC	08/18/2014	19,992,100	19,999,600
Coca-Cola Co.	07/08/2014	74,930,625	74,974,125
Coca-Cola Co.	09/05/2014	24,970,979	24,979,292
Commonwealth Bank of Australia	02/06/2014	50,000,000	50,000,000
Commonwealth Bank of Australia	02/25/2014	50,000,400	50,000,118
CPPIB Capital, Inc.	08/14/2014	49,968,333	49,984,792
CPPIB Capital, Inc.	10/30/2014	49,982,847	49,983,208
Electricite de France	08/07/2014	24,989,444	24,999,000
Electricite de France	10/23/2014	46,994,569	46,996,096
Electricite de France	09/25/2014	27,986,513	27,991,273
Emerson Electric Co.	10/22/2014	39,987,067	39,988,400
GlaxoSmithKline Financial PLC	09/24/2014	44,995,000	44,999,750
GlaxoSmithKline Financial PLC	10/27/2014	37,998,005	37,998,480
Honeywell International, Inc.	09/11/2014	47,491,028	47,497,757
IBM Corp.	10/02/2014	49,996,694	49,999,611
MetLife Short Term Fund LLC	10/07/2014	42,986,025	42,989,907
MetLife Short Term Fund LLC	09/22/2014	56,377,678	56,386,452
Novartis Finance Corp.	10/31/2014	79,997,978	79,998,133
Old Line Funding LLC	05/29/2014	49,945,306	49,992,972
Philip Morris International, Inc.	10/06/2014	25,298,257	25,299,719
Philip Morris International, Inc.	10/17/2014	49,495,311	49,497,580
Procter & Gamble Corp.	08/12/2014	49,971,611	49,987,361
Procter & Gamble Corp.	08/19/2014	49,970,056	49,984,444

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

22	NOTES TO PORTFOLIOS OF INVESTMENTS

				Percentage
	Acquisition		Market	of Total
Security	Date	Cost	Value	Net Assets
Siemens Capital Co., LLC	10/07/2014	$49,996,500	$49,999,625
Thunder Bay Funding LLC	09/24/2014	49,942,500	49,954,639
			$1,591,655,504	45.5%

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

BANs – Bond Anticipation Notes	LIQ – Liquidity Agreement

FFCB – Federal Farm Credit Bank	LLC – Limited Liability Corporation

FHLB – Federal Home Loan Bank	LOC – Letter of Credit

FHLMC - Federal Home Loan Mortgage Corporation	OBG – Obligation

FNMA – Federal National Mortgage Association	PLC - Public Limited Company

GO – General Obligation	SPA – Sales and Purchase Agreement

HEFA – Health and Educational Facilities Authority	VRDNs – Variable Rate Demand Notes

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	23

October 31, 2014 (unaudited)	Wilmington Prime Money Market Fund	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund	Wilmington Tax-Exempt Money Market Fund
ASSETS:
Investments, at identified cost	$3,486,861,109	$4,034,564,417	$885,257,394	$479,948,000

Investments in repurchase agreements, at value	$195,000,000	$382,000,000	$185,000,000	$—
Investments in securities, at value	3,291,861,109	3,652,564,417	700,257,394	479,948,000

TOTAL INVESTMENTS	3,486,861,109	4,034,564,417	885,257,394	479,948,000

Cash	8,680,676	252,200	—	1,537,690
Interest receivable	372,405	560,561	687,533	33,343
Due from advisor	—	15,187	24,682	27,091
Receivable for shares sold	—	—	—	26,655
Other assets	73,024	80,864	37,072	45,138

TOTAL ASSETS	3,495,987,214	4,035,473,229	886,006,681	481,617,917

LIABILITIES:
Payable to custodian	—	—	164,630	—
Income distribution payable	30,087	35,624	331	4,153
Other accrued expenses	205,698	119,958	40,780	41,106

TOTAL LIABILITIES	235,785	155,582	205,741	45,259

NET ASSETS	$3,495,751,429	$4,035,317,647	$885,800,940	$481,572,658

NET ASSETS CONSIST OF:
Paid-in capital	$3,495,764,560	$4,035,344,318	$885,835,347	$481,644,811
Undistributed (distributions in excess of) net investment income	(1,833)	(1,669)	1,260	(95)
Accumulated net realized gain (loss) on investments	(11,298)	(25,002)	(35,667)	(72,058)

TOTAL NET ASSETS	$3,495,751,429	$4,035,317,647	$885,800,940	$481,572,658

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Administrative Class
Net Assets	$373,735,034	$1,778,346,506	$621,273,496	$40,295,535

Shares outstanding (unlimited shares authorized)	373,841,784	1,778,547,023	621,332,257	40,298,390

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00

Institutional Class
Net Assets	$115,076,512	$28,008,757	$—	$—

Shares outstanding (unlimited shares authorized)	115,077,644	28,011,212	—	—

Net Asset Value per share	$1.00	$1.00	$—	$—

Select Class
Net Assets	$2,302,046,383	$1,131,413,874	$264,521,443	$375,050,874

Shares outstanding (unlimited shares authorized)	2,302,336,772	1,131,548,485	264,551,971	375,097,857

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00

Service Class
Net Assets	$704,893,500	$1,097,548,510	$6,001	$66,226,249

Shares outstanding (unlimited shares authorized)	704,938,103	1,097,544,093	6,001	66,273,620

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

24	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2014 (unaudited)	Wilmington Prime Money Market Fund	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund	Wilmington Tax-Exempt Money Market Fund
INVESTMENT INCOME:
Interest	$2,406,515	$1,580,939	$261,377	$173,308

TOTAL INVESTMENT INCOME	2,406,515	1,580,939	261,377	173,308

EXPENSES:
Investment advisory fee	6,890,048	8,307,802	1,872,063	1,007,731
Administrative personnel and services fee	524,445	632,375	142,489	76,715
Portfolio accounting, administration and custodian fees	527,960	628,598	147,358	84,707
Transfer and dividend disbursing agent fees and expenses	115,609	1,106	2,658	14,608
Trustees’ fees	15,224	15,224	15,224	15,224
Professional fees	32,882	33,069	31,731	31,982
Distribution services fee—Administrative Class	429,810	2,321,021	771,846	48,978
Distribution services fee—Service Class	950,803	1,555,709	7	91,138
Shareholder services fee—Administrative Class	429,810	2,321,021	771,846	48,978
Shareholder services fee—Select Class	2,863,010	1,259,384	398,183	489,715
Shareholder services fee—Service Class	950,803	1,555,709	7	91,138
Share registration costs	12,738	11,145	8,850	8,712
Printing and postage	82,786	9,815	5,057	10,672
Miscellaneous	99,862	105,359	37,885	16,427

TOTAL EXPENSES	13,925,790	18,757,337	4,205,204	2,036,725

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(6,067,282)	(8,369,461)	(2,002,571)	(1,118,424)
Waiver of distribution services fee—Administrative Class	(429,810)	(2,321,021)	(771,846)	(48,978)
Waiver of distribution services fee—Service Class	(950,803)	(1,555,709)	(7)	(91,138)
Waiver of shareholder services fee—Administrative Class	(429,810)	(2,321,021)	(771,846)	(48,978)
Waiver of shareholder services fee—Select Class	(2,863,010)	(1,259,384)	(398,183)	(489,715)
Waiver of shareholder services fee—Service Class	(950,803)	(1,555,709)	(7)	(91,138)

TOTAL WAIVERS AND REIMBURSEMENTS	(11,691,518)	(17,382,305)	(3,944,460)	(1,888,371)

Net expenses	2,234,272	1,375,032	260,744	148,354

Net investment income	172,243	205,907	633	24,954

REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	2,718	3,875	—	—

Net realized gain (loss) on investments	2,718	3,875	—	—

Change in net assets resulting from operations	$174,961	$209,782	$633	$24,954

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	25

	Wilmington Prime Money Market Fund		Wilmington U.S. Government Money Market Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
OPERATIONS:
Net investment income	$172,243	$416,762	$205,907	$417,767
Net realized gain (loss) on investments	2,718	(14,015)	3,875	(28,877)

Change in net assets resulting from operations	174,961	402,747	209,782	388,890

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Administrative Class	(17,285)	(45,905)	(93,254)	(185,305)
Institutional Class	(2,525)	(6,629)	(2,236)	(3,738)
Select Class	(114,010)	(292,357)	(50,687)	(104,360)
Service Class	(38,060)	(90,184)	(62,267)	(115,104)
Distributions from net realized gain on investments
Administrative Class	—	(1,571)	—	(270)
Institutional Class	—	(230)	—	(3)
Select Class	—	(10,003)	—	(140)
Service Class	—	(3,844)	—	(161)

Change in net assets resulting from distributions to shareholders	(171,880)	(450,723)	(208,444)	(409,081)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	561,714,688	1,178,548,867	1,914,323,105	3,392,363,513
Institutional Class	278,333,787	424,008,347	23,915,255	81,575,282
Select Class	2,029,798,417	3,558,656,581	913,567,318	1,701,057,367
Service Class	1,004,808,491	2,787,041,927	1,659,961,891	2,235,776,360
Distributions reinvested
Administrative Class	8	13	3,325	4,115
Institutional Class	628	2,516	518	984
Select Class	20,442	49,715	337	1,539
Service Class	19,060	41,519	3,017	5,608
Cost of shares redeemed
Administrative Class	(513,675,938)	(1,235,605,494)	(1,809,442,556)	(3,604,090,252)
Institutional Class	(210,119,207)	(408,203,963)	(79,502,482)	(23,664,121)
Select Class	(2,040,574,382)	(3,773,941,923)	(671,312,027)	(1,976,283,004)
Service Class	(1,043,536,733)	(2,873,018,706)	(1,933,912,342)	(1,995,587,392)

Change in net assets resulting from share transactions	66,789,261	(342,420,601)	17,605,359	(188,840,001)

Change in net assets	66,792,342	(342,468,577)	17,606,697	(188,860,192)
NET ASSETS:
Beginning of period	3,428,959,087	3,771,427,664	4,017,710,950	4,206,571,142

End of period	$3,495,751,429	$3,428,959,087	$4,035,317,647	$4,017,710,950

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(1,833)	$(2,196)	$(1,669)	$868

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

26	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington Prime Money Market Fund		Wilmington U.S. Government Money Market Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	561,714,688	1,178,548,867	1,914,323,105	3,392,363,513
Institutional Class	278,333,787	424,008,347	23,915,255	81,575,282
Select Class	2,029,798,417	3,558,656,581	913,567,318	1,701,057,367
Service Class	1,004,808,491	2,787,041,927	1,659,961,891	2,235,776,360
Distributions reinvested
Administrative Class	8	13	3,325	4,115
Institutional Class	628	2,516	518	984
Select Class	20,442	49,715	337	1,539
Service Class	19,060	41,519	3,017	5,608
Shares redeemed
Administrative Class	(513,675,938)	(1,235,605,494)	(1,809,442,556)	(3,604,090,252)
Institutional Class	(210,119,207)	(408,203,963)	(79,502,482)	(23,664,121)
Select Class	(2,040,574,382)	(3,773,941,923)	(671,312,027)	(1,976,283,004)
Service Class	(1,043,536,733)	(2,873,018,706)	(1,933,912,342)	(1,995,587,392)

Net change resulting from share transactions	66,789,261	(342,420,601)	17,605,359	(188,840,001)

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	27

	Wilmington U.S. Treasury Money Market Fund		Wilmington Tax-Exempt Money Market Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
OPERATIONS:
Net investment income	$633	$70,860	$24,954	$51,801
Net realized gain (loss) on investments	—	(35,667)	—	—

Change in net assets resulting from operations	633	35,193	24,954	51,801

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Administrative Class	(391)	(49,725)	(1,961)	(4,701)
Select Class	(184)	(24,964)	(19,447)	(43,717)
Service Class	—	(775)	(3,632)	(7,768)

Change in net assets resulting from distributions to shareholders	(575)	(75,464)	(25,040)	(56,186)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	539,283,477	1,381,133,464	17,617,026	53,056,531
Select Class	420,513,052	1,042,795,413	220,099,216	458,963,075
Service Class	—	14,073,657	55,187,091	145,781,542
Distributions reinvested
Administrative Class	2	64	—	—
Select Class	89	4,664	268	555
Service Class	—	—	3,519	6,966
Cost of shares redeemed
Administrative Class	(700,369,685)	(1,425,848,702)	(17,283,468)	(51,777,880)
Select Class	(470,366,497)	(1,114,987,122)	(266,627,738)	(443,767,538)
Service Class	—	(24,102,195)	(63,672,730)	(128,504,675)

Change in net assets resulting from share transactions	(210,939,562)	(126,930,757)	(54,676,816)	33,758,576

Change in net assets	(210,939,504)	(126,971,028)	(54,676,902)	33,754,191
NET ASSETS:
Beginning of period	1,096,740,444	1,223,711,472	536,249,560	502,495,369

End of period	$885,800,940	$1,096,740,444	$481,572,658	$536,249,560

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$1,260	$1,202	$(95)	$(9)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	539,283,477	1,381,133,464	17,617,026	53,056,531
Select Class	420,513,052	1,042,795,413	220,099,216	458,963,075
Service Class	—	14,073,657	55,187,091	145,781,542
Distributions reinvested
Administrative Class	2	64	—	—
Select Class	89	4,664	268	555
Service Class	—	—	3,519	6,966
Shares redeemed
Administrative Class	(700,369,685)	(1,425,848,702)	(17,283,468)	(51,777,880)
Select Class	(470,366,497)	(1,114,987,122)	(266,627,738)	(443,767,538)
Service Class	—	(24,102,195)	(63,672,730)	(128,504,675)

Net change resulting from share transactions	(210,939,562)	(126,930,757)	(54,676,816)	33,758,576

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

28	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON PRIME MONEY MARKET FUND

ADMINISTRATIVE CLASS	2014(a)		2014		2013		2012	2011		2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000(b)	—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000	0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000)(b)	(0.000	)(b)	(0.000	)(b)
Return of Capital	—		—		—		—	—		(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)	(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.03%		0.03%	0.04%		0.04%
Net Assets, End of Period (000’s)	$373,735		$325,969		$382,757		$464,721	$416,387		$425,103
Ratios to Average Net Assets
Gross Expense	0.98	%(d)	0.98%		0.97%		0.80%	0.75%		0.77%
Net Expenses(e)	0.13	%(d)	0.13%		0.17%		0.16%	0.25%		0.26%
Net Investment Income	0.01	%(d)	0.01%		0.03%		0.02%	0.04%		0.04%

INSTITUTIONAL CLASS	2014(a)		2014		2013		2012(f)
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000(b)

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.03%		0.01%
Net Assets, End of Period (000’s)	$115,077		$46,861		$31,056		$42,072
Ratios to Average Net Assets
Gross Expense	0.49	%(d)	0.48%		0.47%		0.46%(d)
Net Expenses(e)	0.13	%(d)	0.13%		0.17%		0.16%(d)
Net Investment Income	0.01	%(d)	0.01%		0.03%		0.04%(d)

SELECT CLASS	2014(a)		2014		2013		2012	2011		2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000(b)	—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000	0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000)(b)	(0.000	)(b)	(0.000	)(b)
Return of Capital	—		—		—		—	—		(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)	(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.03%		0.02%	0.01%		0.02%
Net Assets, End of Period (000’s)	$2,302,046		$2,312,800		$2,528,068		$2,424,783	$345,931		$459,497
Ratios to Average Net Assets
Gross Expense	0.73	%(d)	0.73%		0.72%		0.73%	0.75%		0.77%
Net Expenses(e)	0.13	%(d)	0.13%		0.17%		0.16%	0.28%		0.29%
Net Investment Income	0.01	%(d)	0.01%		0.03%		0.03%	0.01%		0.02%

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	29

WILMINGTON PRIME MONEY MARKET FUND (continued)

SERVICE CLASS	2014(a)		2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Return of Capital	—		—		—		—		—		(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.03%
Net Assets, End of Period (000’s)	$704,894		$743,602		$829,547		$779,543		$217,836		$244,661
Ratios to Average Net Assets
Gross Expense	0.98	%(d)	0.98%		0.96%		0.98%		1.00%		1.02%
Net Expenses(e)	0.13	%(d)	0.14%		0.19%		0.18%		0.28%		0.28%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.03%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.
(f)	Reflects investment operations for the period from March 12, 2012 to April 30, 2012.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

30	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

ADMINISTRATIVE CLASS	2014(a)		2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Return of Capital	—		—		—		—		(0.000	)(b)	(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.02%
Net Assets, End of Period (000’s)	$1,778,347		$1,673,462		$1,885,193		$1,801,115		$1,493,139		$1,582,317
Ratios to Average Net Assets
Gross Expense	0.97	%(d)	0.97%		0.96%		0.79%		0.73%		0.74%
Net Expenses(e)	0.07	%(d)	0.08%		0.15%		0.12%		0.25%		0.29%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.02%

INSTITUTIONAL CLASS	2014(a)		2014		2013		2012(f)
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000(b)

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.00%
Net Assets, End of Period (000’s)	$28,009		$83,595		$25,683		$85,322
Ratios to Average Net Assets
Gross Expense	0.47	%(d)	0.47%		0.46%		0.46%(d)
Net Expenses(e)	0.07	%(d)	0.08%		0.15%		0.13%(d)
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%(d)

SELECT CLASS	2014(a)		2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Return of Capital	—		—		—		—		(0.000	)(b)	(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.02%
Net Assets, End of Period (000’s)	$1,131,414		$889,158		$1,164,388		$1,213,146		$355,506		$496,004
Ratios to Average Net Assets
Gross Expense	0.72	%(d)	0.72%		0.71%		0.72%		0.74%		0.75%
Net Expenses(e)	0.07	%(d)	0.08%		0.15%		0.12%		0.26%		0.32%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.02%

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	31

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND (continued)

SERVICE CLASS	2014(a)		2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Return of Capital	—		—		—		—		(0.000	)(b)	(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.02%
Net Assets, End of Period (000’s)	$1,097,549		$1,371,495		$1,131,306		$873,278		$35,561		$35,502
Ratios to Average Net Assets
Gross Expense	0.97	%(d)	0.97%		0.96%		0.97%		0.98%		1.00%
Net Expenses(e)	0.07	%(d)	0.08%		0.14%		0.13%		0.25%		0.30%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.02%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.
(f)	Reflects investment operations for the period from March 12, 2012 to April 30, 2012.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

32	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

ADMINISTRATIVE CLASS	2014(a)		2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	—		0.000	(b)	0.000	(b)	0.000	(b)	—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.00	%(f)	0.01%		0.01%		0.01%		0.01%		0.02%
Net Assets, End of Period (000’s)	$621,273		$782,360		$827,103		$909,306		$676,070		$654,530
Ratios to Average Net Assets
Gross Expense	0.98	%(d)	0.97%		0.97%		0.80%		0.74%		0.73%
Net Expenses(e)	0.06	%(d)	0.06%		0.14%		0.06%		0.16%		0.22%
Net Investment Income	0.00	%(d)(f)	0.01%		0.01%		0.01%		0.01%		0.03%

SELECT CLASS	2014(a)		2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	—		0.000	(b)	0.000	(b)	0.000	(b)	—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.00	%(f)	0.01%		0.01%		0.01%		0.01%		0.02%
Net Assets, End of Period (000’s)	$264,521		$314,375		$386,574		$210,231		$71,929		$141,648
Ratios to Average Net Assets
Gross Expense	0.74	%(d)	0.72%		0.73%		0.73%		0.74%		0.74%
Net Expenses(e)	0.06	%(d)	0.06%		0.14%		0.06%		0.17%		0.20%
Net Investment Income	0.00	%(d)(f)	0.01%		0.01%		0.01%		0.01%		0.02%

SERVICE CLASS	2014(a)		2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	—		0.000	(b)	0.000	(b)	0.000	(b)	—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	—		(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.00	%(f)	0.01%		0.01%		0.01%		0.01%		0.02%
Net Assets, End of Period (000’s)	$6		$6		$10,034		$8,909		$10,627		$10,755
Ratios to Average Net Assets
Gross Expense	0.98	%(d)	0.97%		0.97%		0.99%		0.99%		0.98%
Net Expenses(e)	0.06	%(d)	0.06%		0.14%		0.06%		0.16%		0.20%
Net Investment Income	0.00	%(d)(f)	0.01%		0.01%		0.01%		0.01%		0.02%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.
(f)	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)	33

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON TAX-EXEMPT MONEY MARKET FUND

ADMINISTRATIVE CLASS	2014(a)		2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.001
Net Realized Gain (Loss) on Investments	—		—		—		0.000	(b)	—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.001

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.03%		0.06%
Net Assets, End of Period (000’s)	$40,296		$39,962		$38,684		$41,513		$33,322		$36,870
Ratios to Average Net Assets
Gross Expense	1.00	%(d)	1.00%		0.99%		0.87%		0.83%		0.78%
Net Expenses(e)	0.06	%(d)	0.09%		0.16%		0.23%		0.39%		0.45%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.03%		0.06%

SELECT CLASS	2014(a)		2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.001
Net Realized Gain (Loss) on Investments	—		—		—		0.000	(b)	—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.001

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	0.000	(b)	0.000	(b)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.03%		0.09%
Net Assets, End of Period (000’s)	$375,051		$421,579		$406,386		$362,551		$108,802		$83,916
Ratios to Average Net Assets
Gross Expense	0.75	%(d)	0.75%		0.74%		0.77%		0.83%		0.78%
Net Expenses(e)	0.06	%(d)	0.09%		0.15%		0.23%		0.39%		0.41%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.03%		0.10%

SERVICE CLASS	2014(a)		2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	—		—		—		0.000	(b)	—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.03%
Net Assets, End of Period (000’s)	$66,226		$74,708		$57,425		$57,379		$11,779		$18,949
Ratios to Average Net Assets
Gross Expense	1.00	%(d)	1.00%		0.99%		1.02%		1.08%		1.04%
Net Expenses(e)	0.06	%(d)	0.09%		0.16%		0.23%		0.41%		0.47%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.04%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

34	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2014

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios, 4 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 17 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Prime Money Market Fund (“Prime Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington Tax-Exempt Money Market Fund (“Tax-Exempt Money Market Fund”)(d)	The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I, and Institutional Class. Class A and Class I are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Computation of Net Asset Value – It is each Fund’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (‘‘NAV’’) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the ‘‘Fed’’) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2014, there were no transfers between Levels 1, 2 and 3 assets and liabilities based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedures noted previously, fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	35

agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

At October 31, 2014, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)
Prime Money Market Fund
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$70,000,000	$70,000,000	$—	$—
TD Securities, Inc.	125,000,000	125,000,000	—	—

	$195,000,000	$195,000,000	$—	$—

U.S. Government Money Market Fund
Credit Suisse First Boston LLC	$32,000,000	$32,000,000	$—	$—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000	50,000,000	—	—
TD Securities, Inc.	125,000,000	125,000,000	—	—
TD Securities, Inc.	175,000,000	175,000,000	—	—

	$382,000,000	$382,000,000	$—	$—

U.S. Treasury Money Market Fund
Credit Suisse First Boston LLC	$68,000,000	$68,000,000	$—	$—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	117,000,000	117,000,000	—	—

	$185,000,000	$185,000,000	$—	$—

(1)Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax are necessary.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year or period, the Funds did not incur any interest or penalties.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

36	NOTES TO FINANCIAL STATEMENTS (continued)

3.	FEDERAL TAX INFORMATION

As of April 30, 2014, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the years ended 2013, 2012 and 2011, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding fiscal years as reported on the Statements of Changes in Net Assets were as follows:

	2014			2013

	Ordinary		Long-Term	Ordinary		Long-Term
Fund	Income*		Capital Gains	Income*		Capital Gains
Prime Money Market Fund	$450,723		$ —	$984,173		$ —
U.S. Government Money Market Fund	409,081		—	439,891		—
U.S. Treasury Money Market Fund	75,464		—	111,541		—
Tax-Exempt Money Market Fund	56,186	**	—	54,513	***	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

**	Included in this amount is tax exempt income of $55,562.

***Included	in this amount is tax exempt income of $54,513.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed/ (Over Distributed) Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards and Deferrals
Prime Money Market Fund	$30,474	$—	$(32,670)	$—	$(14,016)
U.S. Government Money Market Fund	34,102	—	(33,234)	—	(28,877)
U.S. Treasury Money Market Fund	2,511	—	(1,309)	—	(35,667)
Tax-Exempt Money Market Fund	5,467	—	(5,476)	—	(72,058)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2014, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

					Short-Term	Total Capital
	Capital Loss Available Through				Post-Effective	Loss
Fund	2016	2017	2018	2019	No Expiration	Carryforwards
Prime Money Market Fund	$—	$—	$—	$—	$14,016	$14,016
U.S. Government Money Market Fund	—	—	—	—	28,877	28,877
U.S. Treasury Money Market Fund	—	—	—	—	35,667	35,667
Tax-Exempt Money Market Fund	6,657	63,251	2,115	—	35	72,058

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year. At April 30, 2014, the Funds had no Post-October or Late Year losses to defer.

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	37

Advisory Fee
Fund	Annual Rate
Prime Money Market Fund	0.40%
U.S. Government Money Market Fund	0.40%
U.S. Treasury Money Market Fund	0.40%
Tax-Exempt Money Market Fund	0.40%

WFMC has voluntarily agreed to reduce its advisory fee and/or reimburse each of the Fund’s operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield for each share class of the Funds at or above 0.00%. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice.

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. WFMC in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administration	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	On the first $5 billion
	0.030%	On the next $2 billion
	0.025%	On the next $3 billion
	0.018%	On assets in excess of $10 billion
BNYM	0.0285%	On the first $500 million
	0.0280%	On the next $500 million
	0.0275%	On assets in excess of $1 billion

WFMC may voluntarily choose to waive any portion of its fee. WFMC can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2014, WFMC did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Administrative Class and Service Class for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2014, no affiliates of the Advisor received these fees.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T, an affiliate of the Advisor, has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2014, no affiliates of the Advisor received these fees.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.10% per annum on the daily unused portion termination date of this LOC is March 9, 2015. The Funds did not utilize the LOC during the six months ended October 31, 2014.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

38	NOTES TO FINANCIAL STATEMENTS (continued)

6.	MONEY MARKET REFORM

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally changes the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential. The intent of the increased regulations is to improve transparency and to prevent a run on money market fund assets during times of financial crisis in the markets. Some of the highlights of the changes include mandating that certain money market funds move to a floating NAV, the ability of the funds to impose gates and redemption fees, and the requirement for additional disclosure on money market fund websites.

7.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, there are no material events that would require disclosure in the Funds’ financial statements through this date.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

39

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Trust’s investment advisory agreements and sub-advisory agreements (the “Advisory Agreements”) with its investment advisors must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement or Agreements, including the services and support provided to the Fund and its shareholders.

On September 3, 2014, in a telephonic session, the Independent Trustees met with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements, and to consider the continuation of the Advisory Agreements outside the presence of management (the “September Executive Session”). The Primary purpose of the September Executive Session was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations in preparation for the contract approval meeting of the Board to be held from September 17-18, 2014 (the “September Regular Meeting”)

In preparation for the September Executive Session, the Independent Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Independent Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

• Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups created by Morningstar, Inc. (“Morningstar”) of similar or peer group funds;

• Information from the Advisor describing, on Fund-by-Fund basis, each Fund’s performance (over multiple periods ended June 30, 2014) compared with the Fund’s benchmark, and with Lipper Inc. (“Lipper”) and Morningstar categories;

• Information about each separately managed account of the Advisor (and each Sub-advisor, where relevant) that has substantially similar investment objectives to a corresponding Fund; and

• Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2014 compared with the Fund’s Morningstar expense group, designed to identify Funds whose expenses and/or performance may require particularly close review.

In considering this information, the Independent Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Independent Trustees also reviewed information provided by the Advisor concerning the following:

• The nature and quality of the services provided, including the activities of the Advisor with respect to the Sub-advisors;

• The Advisor’s (and Sub-advisors’, where relevant) cost of providing the services;

• The extent to which the Advisor (and Sub-advisors, where relevant) realizes economies of scale as the Fund grows larger;

• The fall-out benefits to the Advisor and its advisory affiliates that can be attributed to the Advisor’s positions (and Sub-advisors’, where relevant) with the Fund; and

• The financial stability of the Advisor and each Sub-advisor and their parent companies, where relevant.

As part of the July Special Meeting and September Executive Session, the Independent Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the September Regular Meeting

At the September Regular Meeting, the Board received and considered information provided by the Advisor, including information provided in response to follow-up questions from the July Special Meeting and September Executive Session. The Independent Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Board also considered, where applicable, Fund performance; expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on a Fund’s total expenses. The Board also considered the degree to which the Adviser engaged in arms-length negotiation with each Sub-adviser for the Sub-advisory fee. The Board took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor in its discretion. The Board considered the Advisor’s profitability in providing services under the Advisory Agreements and concluded that for each Fund, the level of profitability did not appear unreasonably high.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

40	BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Certain of the information considered by the Board with respect to specific Funds is summarized below.

Wilmington Prime Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Select Class shares had achieved total return performance above the peer group averages for the one-, three- and five-year periods ended June 30, 2014, and that the Adviser voluntarily waives a portion of the Fund’s advisory fee to limit Fund expenses. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington U.S. Government Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Select Class shares had achieved total return performance below the peer group average for the one- and five-year periods and slightly above the peer group average for the three-year period ended June 30, 2014, and that the Adviser voluntarily waives a portion of the Fund’s advisory fee to limit Fund expenses. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington U.S. Treasury Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Select Class shares had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2014, and that the Adviser voluntarily waives a portion of the Fund’s advisory fee to limit Fund expenses. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Tax-Exempt Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Select Class shares had achieved total return performance above the peer group average for the one-year period, slightly below the peer group average for the three-year period, and below the peer group average for the five-year period ended June 30, 2014, and that the Adviser voluntarily waives a portion of the Fund’s advisory fee to limit Fund expenses. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

*****

At the September Regular Meeting, after extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session among the Independent Trustees and Independent Legal Counsel, the Board concluded the following:

• The nature and extent of the investment advisory services to be provided to each Fund by the Advisor and each Sub-advisor (as applicable) were consistent with the terms of the Advisory Agreements; and

• The prospects for satisfactory investment performance were reasonable.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and approved the renewal of the Advisory Agreements.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

41

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

42

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

43

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

WILMINGTON FUNDS

Investment Advisor
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Sub-Advisor
Wilmington Trust Investment Advisors
111 South Calvert Street 26th Floor
Baltimore, MD 21202

Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

WT-SAR-MM-1014

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)

Wilmington Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”)

Wilmington Short Duration Government Bond Fund (“Short Duration Government Bond Fund”)

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)

Wilmington Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”)

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)

[This Page Intentionally Left Blank]

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the six-month reporting period from May 1, 2014 through October 31, 2014. Inside, you will find a complete listing of each Fund’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub-advisor to the Trust, have provided the following review of the economy, bond, and stock markets over the six-month reporting period.

The Economy

For years we’ve heard investors complain about the sluggish U.S. economic recovery. Admittedly, gross domestic product has expanded at a slower rate (2.4% annualized over the last three years) than we saw during many past recoveries. But for a moment, let’s stop staring at the forest and focus on a few (blossoming) trees.

As foreign economies decelerate, the U.S. continues to roll along. In the six months from May through October, gross domestic product rose at an annualized rate of 4.1%. Not since 2003 has the economy shown such growth.

The International Monetary Fund projects economic expansion of 3.1% for the U.S. next year, well above expectations for the euro area and Japan. Credit most of that strong showing to consumers, who account for more than two-thirds of U.S. economic activity.

Wise investors will track the financial health and mindset of the consumer. Right now, most of the indicators are positive:

1)

In October, U.S. job growth topped 200,000 for the ninth consecutive month, a streak we haven’t seen since late 1994 and early 1995. The U.S. economy added 7.2 million jobs over the last three years (an average of 200,000 per month), boosting total payrolls above the prerecession high set in January 2008.

2)

The S&P 500 Index[1] returned 8.22% in the six months from May through October, 17.27% in the year ended October, and 19.77% annualized over the last three years. The wealth effect of such gains can invigorate consumers.

3)	In the six months that ended in September, personal consumption spending rose 3.9% from the year-earlier period, while monthly retail sales averaged 4.5% growth.

4)

Two widely followed consumer-sentiment indexes—published by the Conference Board;[i] and the University of Michigan;ii—hit seven-year highs in October. It’s amazing what can happen when hiring picks up and portfolios rise in value.

ihttp://www.conference-board.org/

iihttp://www.sca.isr.umich.edu/

Don’t misread us—all is not perfect. Europe’s financial woes snared us before and could do so again. The Federal Reserve could bungle the transition to a rising-interest-rate environment. Gridlock in Washington could crimp government spending. But even taking those risks into account, sign us up for another few years. If this is what a slow, weak recovery looks like, we’ll take it.

The Bond Markets

Fixed income only looks attractive when bonds outperform stocks, which didn’t happen over the last six months. But given the problems prophesied earlier this year, bond investors shouldn’t be too upset.

During the six months ended October, the U.S. bond market absorbed:

•	The end of Federal Reserve bond purchases. Last year at this time, tapering commanded plenty of headlines. The central bank turned off the spigot for good last month.

•	Robust competition from other income investments. The FTSE NAREIT All Equity Real Estate Investment Trusts Index[2] managed a 10.55% return in the six months from May through October.

•

Investors bailing out. From May through August, the Investment Company Institute recorded $51.8 billion in net inflows to U.S. bond funds. But in September and October, bond funds hemorrhaged about $33 billioniii.

Despite the headwinds, the Barclays U.S. Aggregate Bond Index3 returned 2.35% from May through October, with performance distributed fairly evenly throughout the market. Barclays indices for U.S. corporate4, mortgage-backed5, and Treasury bonds6 all delivered six-month returns between 2.1% and 2.7% target.

Tax-exempt bonds set the pace, with the Barclays Municipal Bond Index7 returning 3.59% from May through October. While investors fled taxable-bond funds in September and October, muni fund flows remained consistently positiveiii.

PRESIDENT’S MESSAGE / October 31, 2014 (unaudited)

ii

Looking ahead, bond investors can be forgiven for focusing on the big cloud: rising interest rates. However, just last month the Fed pledged once again to keep the fed funds rate low for a “considerable time”iv. Central bankers did a fine job of preparing the market for the end of its bond-purchase program, and it will try to do the same as the next hike draws near, regardless of the timing.

We expect rate hikes to begin in the second quarter of 2015iv. In such an environment, bonds should underperform stocks.

iiihttp://www.ici.org/research/stats

ivhttp://www.federalreserve.gov/newsevents/press/monetary/20141029a.htm

For the six-month reporting period May 1, 2014 through October 31, 2014, certain Barclays’ indices performed as follows8:

Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Bond Index	Barclays U.S. Mortgage- Backed Securities Index	Barclays U.S. Credit Bond Index[9]	Barclays Municipal Bond Index

2.35%	2.12%	2.64%	2.55%	3.59%

The Stock Markets

A glance at the highest-profile U.S. stock indexes should warm investors’ hearts. In the six months from May through October, the S&P 500 Index returned 8.22% and the Dow Jones Industrial Average10 6.10%.

Those numbers reflect good times for stock investors; that is, investors in U.S. large-cap stocks. Neither small U.S. stocks nor international stocks received their invitations to this party.

Let’s start with U.S. small-caps. The Russell 2000 Index11 and the S&P SmallCap 600 Index12 underperformed large-caps from May through October, returning 4.83% and 4.88%, respectively. The S&P SmallCap 600 Index peaked in July, and the Russell 2000 Index last set an all-time high in March. In contrast, from the start of May through Nov. 11, the S&P 500 Index set 32 new all-time highs. That averages out to more than one a week.

Leave the U.S., and the road gets rougher. The MSCI All Country World ex-US (Net) Index13 returned -2.77% for the six months ended October, while the widely followed MSCI EAFE Index14 (Europe, Australasia, Far East) performed even worse (-4.83%). You needn’t look far to find causes of the carnage—slowing global economies, falling commodity prices, and armed conflicts are commonly cited culprits.

The issues plaguing foreign stocks won’t dissipate overnight, and at this time we favor U.S. equities— particularly large-caps. Looking for a reason to share our optimism? Here are three:

1)	The stock market’s three-year pattern of higher highs and higher lows would make a Dow theorist drool.

2)	Investors’ reaction to quarterly results means a lot more than the raw numbers. Given the S&P 500 Index’s impressive 11% climb since the October 15 trough, earnings season looks like a big success.

3)

While equities aren’t cheap relative to historical valuations, they remain bargains relative to bonds. The S&P 500’s earnings yield of 5.8% is 1.0% above the yield of Baa-rated corporate bonds. Over the last 25 years, the earnings yield has averaged 1.8% below the bond yield.

For the six-month reporting period May 1, 2014 through October 31, 2014, certain stock market indices performed as follows:

S&P 500 Index	Dow Jones Industrial Average	NASDAQ Composite Index[15]	MSCI All Country World ex-US (Net) Index
8.22%	6.10%	13.23%	-2.77%

October 31, 2014 (unaudited) / PRESIDENT’S MESSAGE

iii

The Trust, with assets of $12.4 billion as of October 31, 2014, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income16, stay ahead of inflation, or keep your cash working, one or more of the Trust’s Funds may provide you with the diversification, flexibility, and professional management you need17.

Sincerely,

Christopher D. Randall

President

December 2, 2014

For more complete information, please download the Trust’s prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.	S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.
2.	FTSE NARIET All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. Equity REITs. Constituents of the Index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.
3.	Barclays U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.
4.	Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. The index is unmanaged and investments cannot be made directly in an index.
5.	Barclays U.S. Mortgage Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.
6.	Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.
7.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.
8.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
9.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.
10.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.
11.	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of the Index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure large stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The index is unmanaged and investments cannot be made directly in an index.
12.	The S&P SmallCap 600 Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged and investments cannot be made directly in an index.

PRESIDENT’S MESSAGE / October 31, 2014 (unaudited)

iv

13.	MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.
14.	MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index.
15.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
16.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.
17.	Diversification does not assure a profit nor protect against loss.

October 31, 2014 (unaudited) / PRESIDENT’S MESSAGE

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6

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON BROAD MARKET BOND FUND
Actual
Class A	$1,000.00	$1,019.00	$5.04	0.99%
Class I	$1,000.00	$1,022.00	$3.31	0.65%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,021.21	$5.04	0.99%
Class I	$1,000.00	$1,021.93	$3.31	0.65%

WILMINGTON INTERMEDIATE-TERM BOND FUND
Actual
Class A	$1,000.00	$1,009.20	$4.66	0.92%
Class I	$1,000.00	$1,011.80	$3.04	0.60%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.57	$4.69	0.92%
Class I	$1,000.00	$1,022.18	$3.06	0.60%

WILMINGTON SHORT-TERM CORPORATE BOND FUND
Actual
Class A	$1,000.00	$1,001.20	$4.34	0.86%
Class I	$1,000.00	$1,002.40	$3.08	0.61%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.87	$4.38	0.86%
Class I	$1,000.00	$1,022.13	$3.11	0.61%

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

    7

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON SHORT DURATION GOVERNMENT BOND FUND
Actual
Class A	$1,000.00	$1,001.70	$4.49	0.89%
Class I	$1,000.00	$1,002.90	$3.23	0.64%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.72	$4.53	0.89%
Class I	$1,000.00	$1,021.98	$3.26	0.64%

WILMINGTON MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,024.80	$4.39	0.86%
Class I	$1,000.00	$1,026.90	$3.12	0.61%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.87	$4.38	0.86%
Class I	$1,000.00	$1,022.13	$3.11	0.61%

WILMINGTON MARYLAND MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,022.60	$4.84	0.95%
Class I	$1,000.00	$1,025.00	$3.42	0.67%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.42	$4.84	0.95%
Class I	$1,000.00	$1,021.83	$3.41	0.67%

WILMINGTON NEW YORK MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,020.30	$4.28	0.84%
Class I	$1,000.00	$1,021.50	$3.01	0.59%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.97	$4.28	0.84%
Class I	$1,000.00	$1,022.23	$3.01	0.59%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

8

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Broad Market Bond Fund

At October 31, 2014, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Corporate Bonds	39.9%
U.S. Treasury	29.2%
Mortgage-Backed Securities	19.7%
Commercial Paper	7.8%
Collateralized Mortgage Obligations	1.7%
Government Agencies	1.5%
Enhanced Equipment Trust Certificates	0.4%
Asset-Backed Securities	0.4%
Cash Equivalents[1]	3.8%
Other Assets and Liabilities – Net[2]	(4.4)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	0.6%
AA	2.2%
A	11.4%
BBB	25.3%
BB	1.0%
D	0.2%
Not Rated	12.5%
U.S. Government Agency Securities	22.0%
U.S. Treasuries	29.2%
Other Assets and Liabilities – Net[2]	(4.4)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITIES – 0.4%

FINANCIAL SERVICES – 0.3%

LA Arena Funding LLC,
Series 1999-1, Class A, 7.66%, 12/15/26•,Ω	$1,005,651	$ 1,122,041

WHOLE LOAN – 0.1%

SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.17%, 10/15/24Δ,•,Ω	275,850	278,197

TOTAL ASSET-BACKED SECURITIES
(COST $1,281,501)		$ 1,400,238

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.7%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.4%

Banc of America Commercial Mortgage Trust,
Series 2007-2, Class A2, 5.63%, 4/10/49Δ	102,969	104,360

Description	Par Value	Value

Extended Stay America Trust,
Series 2013-ESH5, Class A15, 1.28%, 12/05/31•,Ω	$800,000	$ 796,262

JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	567,794	612,173

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$ 1,512,795

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.7%

Series 1988-23, Class C, 9.75%, 9/25/18	2,738	3,062

Series 2005-29, Class WC, 4.75%, 4/25/35	53,956	59,024

Series 2012-114, Class VM, 3.50%, 10/25/25	2,343,424	2,463,147

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$ 2,525,233

WHOLE LOAN – 0.6%

Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.93%, 2/25/34	248,708	249,456

Countrywide Home Loan Mortgage
Pass-Through Trust,
Series 2004-8, Class 2A1, 4.50%, 6/25/19	590,573	599,417

IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	721,438	666,391

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

WaMu Mortgage Pass-Through Certificates,
Series 2004-CB1, Class 1A, 5.25%, 6/25/19	$863,767	$891,121

TOTAL WHOLE LOAN		$2,406,385

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $6,617,405)		$6,444,413

COMMERCIAL PAPER – 7.8%♦

COMMERCIAL PAPER – 7.8%

Apache Corp.,
0.30%, 11/10/14	3,500,000	3,499,708

Baxter International,
0.26%, 11/05/14	4,000,000	3,999,855

Consolidated Edison Co.,
0.22%, 11/05/14	3,000,000	2,999,908

Dominion Resources, Inc.,
0.25%, 11/05/14	2,900,000	2,899,899

General Mills, Inc.,
0.20%, 11/05/14	2,500,000	2,499,931

Mondelez International, Inc.,
2.30%, 11/10/14	2,500,000	2,499,840

Pacific Gas And Electric Co.,
0.21%, 11/04/14	3,000,000	2,999,930

Sempra Energy Holdings,
0.26%, 11/20/14	2,600,000	2,599,624

Thermo Fisher Scientific,
0.40%, 11/03/14	3,000,000	2,999,900

Weatherford International Ltd.,
0.86%, 11/10/14	2,000,000	1,999,522

TOTAL COMMERCIAL PAPER		$28,998,117

TOTAL COMMERCIAL PAPER
(COST $28,998,362)		$28,998,117

CORPORATE BONDS – 39.9%

AEROSPACE & DEFENSE – 1.0%

L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	1,735,000	1,827,000

L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,087,923

Textron, Inc.,
Sr. Unsecured, 3.88%, 3/01/25	750,000	750,332

TOTAL AEROSPACE & DEFENSE		$3,665,255

AUTOMOTIVE – 2.3%

Daimler Finance North America LLC,
Company Guaranteed, 3.88%, 9/15/21•,Ω	250,000	265,055

Ford Motor Credit Co., LLC,
Sr. Unsecured, 7.00%, 4/15/15	250,000	256,945

Ford Motor Credit Co., LLC,
Sr. Unsecured, 3.00%, 6/12/17#	1,200,000	1,238,970

Ford Motor Credit Co., LLC,
Sr. Unsecured, 6.63%, 8/15/17	250,000	281,962

Ford Motor Credit Co., LLC,
Sr. Unsecured, 5.75%, 2/01/21	500,000	572,772

Description	Par Value	Value

Ford Motor Credit Co., LLC,
Sr. Unsecured, 4.25%, 9/20/22	$450,000	$475,253

General Motors Co., Inc.,
Sr. Unsecured, 6.25%, 10/02/43•,Ω	2,000,000	2,390,000

General Motors Financial Co., Inc.,
Company Guaranteed, 2.75%, 5/15/16	600,000	609,375

General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	300,000	321,375

Harley-Davidson Financial Services, Inc.,
Company Guaranteed, 2.40%, 9/15/19	750,000	752,553

Harley-Davidson Funding Corp.,
Company Guaranteed, 5.75%, 12/15/14•,Ω	500,000	503,162

Hyundai Capital America,
Company Guaranteed, 4.00%, 6/08/17•,Ω	250,000	264,918

Hyundai Capital America,
Sr. Unsecured, 1.63%, 10/02/15•,Ω	250,000	251,748

Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16•,Ω	575,000	582,669

TOTAL AUTOMOTIVE		$8,766,757

BUILDING MATERIALS – 0.3%

Masco Corp.,
Sr. Unsecured, 4.80%, 6/15/15	1,150,000	1,171,902

CAPITAL MARKETS – 1.6%

BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	284,412

Charles Schwab Corp.,
Sr. Unsecured, 2.20%, 7/25/18	1,370,000	1,386,650

Charles Schwab Corp.,
Sr. Unsecured, 4.45%, 7/22/20	250,000	277,766

Goldman Sachs Group, Inc.,
Sr. Unsecured, 1.44%, 4/30/18Δ	1,850,000	1,881,431

Morgan Stanley,
Sr. Unsecured, 1.51%, 2/25/16	1,050,000	1,063,227

Raymond James Financial, Inc.,
Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,044,320

TOTAL CAPITAL MARKETS		$5,937,806

COMMERCIAL BANKS – 4.7%

BB&T Corp.,
Sr. Unsecured, MTN, 3.20%, 3/15/16	700,000	723,109

Branch Banking & Trust Co.,
Subordinated, 3.80%, 10/30/26	1,000,000	1,011,459

Capital One Financial Corp.,
Sr. Unsecured, 2.45%, 4/24/19	750,000	749,832

Comerica, Inc.,
Sr. Unsecured, 3.00%, 9/16/15	1,300,000	1,323,466

Comerica, Inc.,
Subordinated, 3.80%, 7/22/26	230,000	230,960

Fifth Third Bancorp,
Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,283,877

Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	530,000	553,515

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

      Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Fifth Third Bank/Cincinnati OH,
Sr. Unsecured, 1.35%, 6/01/17	$ 1,000,000	$1,000,792

KeyBank NA/Cleveland OH,
Sr. Unsecured, BKNT, 1.10%, 11/25/16#	1,000,000	1,001,581

Morgan Stanley,
Sr. Unsecured, 1.09%, 1/24/19Δ	810,000	817,460

PNC Bank N.A.,
Subordinated Note, 2.95%, 1/30/23	350,000	341,090

PNC Bank NA,
Sr. Unsecured, 2.40%, 10/18/19	1,500,000	1,504,479

PNC Financial Services Group, Inc.,
Subordinated, 3.90%, 4/29/24	1,500,000	1,524,382

US Bancorp/MN,
Subordinated, MTN, 2.95%, 7/15/22	2,000,000	1,964,703

US Bank NA/Cincinnati OH,
Sr. Unsecured, BKNT, 2.13%, 10/28/19	2,000,000	1,989,658

Wells Fargo & Co.,
Sr. Unsecured, 3.68%, 6/15/16Δ	500,000	523,164

Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.25%, 2/13/15	240,000	240,622

Wells Fargo & Co.,
Subordinated, MTN, 4.10%, 6/03/26	920,000	936,106

TOTAL COMMERCIAL BANKS		$17,720,255

COMMERCIAL FINANCE – 0.1%

General Electric Capital Corp.,
Subordinated Note, 5.30%, 2/11/21	250,000	283,987

COMPUTERS – 0.8%

Apple, Inc.,
Sr. Unsecured, 1.05%, 5/05/17	1,580,000	1,582,591

Hewlett-Packard Co.,
Sr. Unsecured, 2.20%, 12/01/15	500,000	507,393

Hewlett-Packard Co.,
Sr. Unsecured, 3.00%, 9/15/16	500,000	516,305

Hewlett-Packard Co.,
Sr. Unsecured, 2.60%, 9/15/17	500,000	512,955

TOTAL COMPUTERS		$3,119,244

CONSUMER FINANCE – 0.2%

American Express Co.,
Sr. Unsecured, 0.85%, 5/22/18Δ	655,000	658,829

DIVERSIFIED FINANCIAL SERVICES – 2.8%

Bank of America Corp.,
Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,364,164

Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	1,275,000	1,279,094

Bank of America Corp.,
Sr. Unsecured, MTN, 1.32%, 3/22/18Δ	1,500,000	1,522,729

Bank of America Corp.,
Subordinated, MTN, 4.25%, 10/22/26	1,000,000	996,248

Citigroup, Inc.,
Sr. Unsecured, 1.25%, 1/15/16	63,000	63,308

Description	Par Value	Value

Citigroup, Inc.,
Sr. Unsecured, 1.70%, 7/25/16	$ 1,155,000	$1,167,834

Citigroup, Inc.,
Sr. Unsecured, 4.45%, 1/10/17	250,000	266,407

Citigroup, Inc.,
Sr. Unsecured, 6.13%, 5/15/18	275,000	312,092

FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39•,Ω	1,000,000	1,287,616

JPMorgan Chase & Co.,
Sr. Unsecured, 2.60%, 1/15/16	500,000	511,115

JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	150,000	169,192

JPMorgan Chase & Co.,
Sr. Unsecured, 4.63%, 5/10/21	100,000	109,548

JPMorgan Chase Capital XXIII,
Limited Guarantee, 1.26%, 5/15/47Δ	1,000,000	826,250

Morgan Stanley,
Subordinated, GMTN, 4.35%, 9/08/26	505,000	505,890

TOTAL DIVERSIFIED FINANCIAL SERVICES		$10,381,487

ELECTRIC – 3.2%

Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	1,500,000	1,636,009

CMS Energy Corp.,
Sr. Unsecured, 4.25%, 9/30/15	2,000,000	2,063,645

CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	300,000	339,869

Dominion Resources, Inc.,
Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	544,869

Dominion Resources, Inc./VA,
Sr. Unsecured, 1.25%, 3/15/17	960,000	958,919

DTE Energy Co.,
Sr. Unsecured, 3.85%, 12/01/23	305,000	318,778

Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,414,227

Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	650,000	732,007

FirstEnergy Corp.,
Series A, Sr. Unsecured, 2.75%, 3/15/18	1,285,000	1,299,201

FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25•,Ω	2,250,000	2,303,744

System Energy Resources, Inc.,
1st Mortgage, 4.10%, 4/01/23	500,000	519,442

TOTAL ELECTRIC		$12,130,710

ENVIORNMENTAL CONTROL – 0.7%

Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,465,000	1,506,351

Waste Management, Inc.,
Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,268,164

TOTAL ENVIORNMENTAL CONTROL		$2,774,515

FOOD PRODUCTS – 0.9%

General Mills, Inc.,
Sr. Unsecured, 1.40%, 10/20/17	2,000,000	1,998,933

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

McCormick & Co., Inc.,
Sr. Unsecured, 5.75%, 12/15/17	$ 500,000	$565,515

McCormick & Co., Inc.,
Sr. Unsecured, 3.90%, 7/15/21	500,000	536,180

WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16•,Ω	125,000	125,769

TOTAL FOOD PRODUCTS		$3,226,397

FOOD RETAILING – 0.6%

Kroger Co.,
Company Guaranteed, 8.00%, 9/15/29	500,000	684,788

Kroger Co.,
Sr. Unsecured, 2.95%, 11/01/21	1,750,000	1,736,343

TOTAL FOOD RETAILING		$2,421,131

FOREST PRODUCTS & PAPER – 0.3%

International Paper Co.,
Sr. Unsecured, 5.30%, 4/01/15	1,000,000	1,020,200

HEALTH CARE PROVIDERS & SERVICES – 0.2%

UnitedHealth Group, Inc.,
Sr. Unsecured, 6.00%, 6/15/17	250,000	280,145

UnitedHealth Group, Inc.,
Sr. Unsecured, 3.95%, 10/15/42	290,000	274,951

TOTAL HEALTH CARE PROVIDERS & SERVICES		$555,096

HOME FURNISHINGS – 0.6%

Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	350,000	380,142

Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,633,336

Whirlpool Corp.,
Sr. Unsecured, MTN, 5.15%, 3/01/43	210,000	223,003

TOTAL HOME FURNISHINGS		$2,236,481

INSURANCE – 2.7%

Aon PLC,
Sr. Unsecured, 4.00%, 11/27/23	1,450,000	1,522,513

Berkshire Hathaway Finance Corp.,
Company Guaranteed, 4.30%, 5/15/43	425,000	429,922

CNA Financial Corp.,
Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,150,587

CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	950,000	973,502

Lincoln National Corp.,
Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,066,090

MetLife, Inc.,
Sr. Unsecured, 5.00%, 6/15/15	400,000	411,175

Principal Financial Group, Inc.,
Company Guaranteed, 3.30%, 9/15/22	250,000	251,456

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,032,204

WR Berkley Corp.,
Sr. Unsecured, 7.38%, 9/15/19	280,000	339,315

Description	Par Value	Value

WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	$ 1,000,000	$1,073,404

WR Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,717,710

TOTAL INSURANCE		$9,967,878

MEDIA – 1.7%

CBS Corp.,
Company Guaranteed, 1.95%, 7/01/17	2,000,000	2,029,169

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Company Guaranteed, 3.50%, 3/01/16	500,000	517,031

NBCUniversal Enterprise, Inc.,
Company Guaranteed, 0.78%, 4/15/16Δ,•,Ω	420,000	421,908

TCI Communications, Inc.,
Sr. Unsecured, 8.75%, 8/01/15	400,000	424,296

Viacom, Inc.,
Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,137,007

Viacom, Inc.,
Sr. Unsecured, 3.88%, 12/15/21	850,000	879,080

Viacom, Inc.,
Sr. Unsecured, 5.25%, 4/01/44	1,000,000	1,051,018

TOTAL MEDIA		$6,459,509

METALS & MINING – 0.5%

Alcoa, Inc.,
Sr. Unsecured, 5.13%, 10/01/24	1,000,000	1,053,750

Barrick Gold Corp.,
Sr. Unsecured, 5.25%, 4/01/42	1,000,000	913,998

TOTAL METALS & MINING		$1,967,748

MISCELLANEOUS MANUFACTURING – 1.4%

Eaton Corp.,
Company Guaranteed, 4.00%, 11/02/32	400,000	402,061

GE Capital Trust I,
Limited Guaranteed, 6.38%, 11/15/67Δ	1,000,000	1,073,750

Illinois Tool Works, Inc.,
Sr. Unsecured, 3.50%, 3/01/24	1,235,000	1,270,625

Ingersoll-Rand Luxembourg Finance SA,
Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,132,772

John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	252,453

Textron, Inc.,
Sr. Unsecured, 6.20%, 3/15/15	500,000	510,095

Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	480,000	493,511

TOTAL MISCELLANEOUS MANUFACTURING		$5,135,267

OIL & GAS – 3.2%

Anadarko Finance Co.,
Series B, Company Guaranteed, 7.50%, 5/01/31	1,000,000	1,348,052

Anadarko Petroleum Corp.,
Sr. Unsecured, 5.95%, 9/15/16	225,000	244,643

Canadian Natural Resources Ltd.,
Sr. Unsecured, 0.61%, 3/30/16Δ	1,000,000	1,000,982

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

    Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Exxon Mobil Corp.,
Sr. Unsecured, 1.82%, 3/15/19	$925,000	$929,591

Husky Energy, Inc.,
Sr. Unsecured, 4.00%, 4/15/24	480,000	492,913

Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	745,000	743,419

Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	1,000,000	948,055

Nabors Industries, Inc.,
Company Guaranteed, 2.35%, 9/15/16•,Ω	800,000	812,989

Nabors Industries, Inc.,
Company Guaranteed, 4.63%, 9/15/21	500,000	531,196

ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,156,869

Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	680,000	679,497

Petrobras Global Finance BV,
Company Guaranteed, 2.59%, 3/17/17Δ	165,000	165,990

Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	1,250,000	1,298,837

Sempra Energy,
Sr. Unsecured, 6.50%, 6/01/16	500,000	543,924

Sunoco, Inc.,
Company Guaranteed, 9.63%, 4/15/15	550,000	570,998

Transocean, Inc.,
Company Guaranteed, 4.95%, 11/15/15	450,000	466,911

TOTAL OIL & GAS		$11,934,866

OIL & GAS FIELD SERVICES – 0.3%

Weatherford International Ltd.,
Company Guaranteed, 6.00%, 3/15/18	1,000,000	1,128,840

PHARMACEUTICALS – 1.4%

AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	460,000	454,910

Celgene Corp.,
Sr. Unsecured, 4.63%, 5/15/44	1,390,000	1,425,197

McKesson Corp.,
Sr. Unsecured, 1.29%, 3/10/17	460,000	459,612

Novartis Capital Corp.,
Company Guaranteed, 4.40%, 5/06/44	2,135,000	2,299,397

Zoetis, Inc.,
Sr. Unsecured, 4.70%, 2/01/43	400,000	412,065

TOTAL PHARMACEUTICALS		$5,051,181

PIPELINES – 1.9%

Buckeye Partners LP,
Sr. Unsecured, 2.65%, 11/15/18	1,145,000	1,145,637

Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	870,000	853,510

Enterprise Products Operating LLC,
Company Guaranteed, 4.95%, 10/15/54	500,000	507,916

Enterprise Products Operating LLC,
Series B, Company Guaranteed,
7.03%, 1/15/68Δ	2,000,000	2,232,500

Kinder Morgan Energy Partners LP,
Sr. Unsecured, 5.40%, 9/01/44	1,000,000	982,539

Description	Par Value	Value

Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.65%, 6/01/22	$1,000,000	$1,023,920

Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.85%, 10/15/23	400,000	410,039

TOTAL PIPELINES		$7,156,061

REAL ESTATE INVESTMENT TRUSTS – 2.9%

American Tower Corp.,
Sr. Unsecured, 3.40%, 2/15/19	1,000,000	1,024,196

American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	415,000	437,972

BioMed Realty LP,
Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,037,508

Boston Properties LP,
Sr. Unsecured, 5.00%, 6/01/15	650,000	665,923

CommonWealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	500,000	551,392

Digital Realty Trust LP,
Sr. Unsecured, 3.63%, 10/01/22	1,100,000	1,072,228

HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	450,000	461,144

HCP, Inc.,
Sr. Unsecured, MTN, 6.30%, 9/15/16	500,000	547,836

Health Care REIT, Inc.,
Sr. Unsecured, 5.25%, 1/15/22	250,000	276,925

Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	2,215,000	2,253,702

Mack-Cali Realty LP,
Sr. Unsecured, 7.75%, 8/15/19	250,000	298,720

ProLogis LP,
Company Guaranteed, 2.75%, 2/15/19	450,000	457,548

ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	1,245,000	1,259,649

Ventas Realty LP,
Company Guaranteed, 5.70%, 9/30/43	380,000	442,413

TOTAL REAL ESTATE INVESTMENT TRUSTS		$10,787,156

RETAIL – 0.0%**

CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	151,000	167,664

SOFTWARE – 1.0%

Oracle Corp.,
Sr. Unsecured, 4.30%, 7/08/34	1,730,000	1,781,139

Xerox Corp.,
Sr. Unsecured, 2.80%, 5/15/20	1,820,000	1,801,096

TOTAL SOFTWARE		$3,582,235

TELECOMMUNICATIONS – 1.2%

Crown Castle Towers LLC,
Sr. Secured, 4.17%, 8/15/17•,Ω	2,000,000	2,102,170

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

    Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Verizon Communications, Inc.,
Sr. Unsecured, 1.00%, 6/17/19Δ	$1,000,000	$1,014,019

Verizon Communications, Inc.,
Sr. Unsecured, 6.40%, 9/15/33	1,260,000	1,534,900

TOTAL TELECOMMUNICATIONS		$4,651,089

TRANSPORTATION – 0.8%

FedEx Corp.,
Company Guaranteed, 4.90%, 1/15/34	500,000	548,582

Norfolk Southern Corp.,
Sr. Unsecured, 5.90%, 6/15/19	250,000	290,877

Ryder System, Inc.,
Sr. Unsecured, MTN, 3.15%, 3/02/15	300,000	302,590

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	512,768

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,178,121

TOTAL TRANSPORTATION		$2,832,938

TRUCKING & LEASING – 0.6%

GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	1,500,000	1,559,944

GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44	640,000	691,752

TOTAL TRUCKING & LEASING		$2,251,696

TOTAL CORPORATE BONDS (COST $144,188,748)		$149,144,180

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.4%

AIRLINES – 0.4%

American Airlines 2011-1,
Series A, Pass-Through Certificates,
5.25%, 1/31/21	383,523	413,726

Continental Airlines 2009-2,
Series A, Pass-Through Certificates,
7.25%, 11/10/19	200,172	231,824

Delta Air Lines 2007-1,
Series A, Pass-Through Certificates,
6.82%, 8/10/22	314,521	364,451

Delta Air Lines 2009-1,
Series A, Pass-Through Certificates,
7.75%, 12/17/19	306,618	355,198

United Air Lines 2009-2A,
Pass-Through Certificates, 9.75%, 1/15/17	269,817	299,665

TOTAL AIRLINES		$1,664,864

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,474,651)		$1,664,864

GOVERNMENT AGENCIES – 1.5%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.9%
1.25%, 10/02/19#	1,300,000	1,266,246

Description	Par Value	Value

1.75%, 5/30/19#	$2,000,000	$2,004,861

2.38%, 1/13/22	125,000	125,526

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,396,633

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.6%

4.88%, 12/15/16#	700,000	762,309

6.25%, 5/15/29	750,000	1,026,042

7.25%, 5/15/30#	400,000	603,432

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,391,783

TOTAL GOVERNMENT AGENCIES (COST $5,513,912)		$5,788,416

MORTGAGE-BACKED SECURITIES – 19.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 13.9%

Pool A13990, 4.50%, 10/01/33	72,267	78,939

Pool A93415, 4.00%, 8/01/40	3,260,830	3,473,585

Pool A93505, 4.50%, 8/01/40	2,919,610	3,172,731

Pool A93996, 4.50%, 9/01/40	2,249,545	2,444,573

Pool A97047, 4.50%, 2/01/41	2,100,853	2,282,990

Pool B17616, 5.50%, 1/01/20	89,104	90,933

Pool C00478, 8.50%, 9/01/26	23,846	27,414

Pool C01272, 6.00%, 12/01/31	53,620	61,086

Pool C03750, 3.50%, 2/01/42	584,273	604,141

Pool C04305, 3.00%, 11/01/42	3,967,691	3,975,130

Pool C09020, 3.50%, 11/01/42	4,326,823	4,471,377

Pool C09044, 3.50%, 7/01/43	2,158,618	2,230,061

Pool E09010, 2.50%, 9/01/27	1,719,201	1,753,174

Pool G01625, 5.00%, 11/01/33	77,038	85,597

Pool G02296, 5.00%, 6/01/36	446,107	494,974

Pool G02390, 6.00%, 9/01/36	15,902	18,092

Pool G03703, 5.50%, 12/01/37	49,241	55,165

Pool G04776, 5.50%, 7/01/38	179,348	200,255

Pool G05317, 5.00%, 4/01/37	1,781,280	1,976,403

Pool G05500, 5.00%, 5/01/39	1,487,505	1,650,447

Pool G06222, 4.00%, 1/01/41	3,340,251	3,558,187

Pool G06956, 4.50%, 8/01/41	2,130,354	2,315,049

Pool G07266, 4.00%, 12/01/42	4,599,809	4,900,460

Pool G07624, 4.00%, 12/01/43	1,906,275	2,032,064

Pool G07680, 4.00%, 4/01/44	2,971,319	3,167,386

Pool G08097, 6.50%, 11/01/35	30,491	34,644

Pool G08534, 3.00%, 6/01/43	842,385	843,701

Pool G08595, 4.00%, 7/01/44	2,271,492	2,416,213

Pool G12709, 5.00%, 7/01/22	107,739	114,450

Pool G18497, 3.00%, 1/01/29	222,763	231,093

Pool Q08305, 3.50%, 5/01/42	1,578,073	1,634,693

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

    Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool Q19476, 3.50%, 6/01/43	$1,745,003	$1,802,756

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$52,197,763

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 5.7%

Pool 254007, 6.50%, 10/01/31	28,055	32,099

Pool 254759, 4.50%, 6/01/18	96,418	102,043

Pool 254833, 4.50%, 8/01/18	16,968	17,958

Pool 256515, 6.50%, 12/01/36	38,448	43,737

Pool 256639, 5.00%, 2/01/27	27,856	30,992

Pool 256752, 6.00%, 6/01/27	47,221	53,638

Pool 29629, 5.00%, 11/15/14	6,700,000	7,417,109

Pool 329794, 7.00%, 2/01/26	40,938	46,992

Pool 402255, 6.50%, 12/01/27	1,822	1,885

Pool 535939, 6.00%, 5/01/16	16,327	16,793

Pool 629603, 5.50%, 2/01/17	9,469	9,871

Pool 638023, 6.50%, 4/01/32	61,775	68,504

Pool 642345, 6.50%, 5/01/32	73,907	84,883

Pool 651292, 6.50%, 7/01/32	152,738	166,998

Pool 686398, 6.00%, 3/01/33	225,728	255,283

Pool 695818, 5.00%, 4/01/18	96,327	102,174

Pool 745412, 5.50%, 12/01/35	52,914	59,322

Pool 838891, 6.00%, 7/01/35	33,713	35,267

Pool 888789, 5.00%, 7/01/36	583,593	648,768

Pool 890551, 4.50%, 8/01/41	195,564	212,438

Pool 975207, 5.00%, 3/01/23	120,818	128,643

Pool AB1796, 3.50%, 11/01/40	1,560,090	1,618,923

Pool AB8997, 2.50%, 4/01/28	359,680	365,667

Pool AE2520, 3.00%, 1/01/26	997,427	1,040,504

Pool AH5583, 4.50%, 2/01/41	1,023,338	1,111,636

Pool AL0658, 4.50%, 8/01/41	1,136,446	1,234,503

Pool AL2034, 4.50%, 4/01/42	466,513	506,765

Pool AL5537, 4.50%, 4/01/44	947,760	1,029,536

Pool AS3155, 4.00%, 8/01/44	262,341	279,299

Pool AU4279, 3.00%, 9/01/43	1,334,077	1,337,412

Pool AX0833, 3.50%, 9/01/44	2,279,554	2,361,596

Pool MA1458, 3.00%, 6/01/43	853,054	855,187

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$21,276,425

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%

Pool 2077, 7.00%, 9/20/25	14,011	15,928

Pool 354677, 7.50%, 10/15/23	32,697	37,549

Pool 354713, 7.50%, 12/15/23	20,918	24,022

Pool 354765, 7.00%, 2/15/24	45,734	52,725

Pool 354827, 7.00%, 5/15/24	41,348	47,668

Pool 360869, 7.50%, 5/15/24	26,934	27,710

Pool 361843, 7.50%, 10/15/24	15,500	15,905

Description	Par Value	Value

Pool 373335, 7.50%, 5/15/22	$10,556	$10,855

Pool 385623, 7.00%, 5/15/24	48,582	55,158

Pool 503405, 6.50%, 4/15/29	54,804	62,467

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$349,987

TOTAL MORTGAGE-BACKED SECURITIES
(COST $73,078,174)		$73,824,175

U.S. TREASURY – 29.2%

U.S. TREASURY BONDS – 5.1%

2.75%, 8/15/42	2,815,000	2,648,929

3.00%, 5/15/42	500,000	495,350

3.13%, 8/15/44#	7,600,000	7,689,736

3.63%, 2/15/44	2,106,000	2,335,900

3.63%, 8/15/43	881,000	976,758

3.75%, 11/15/43	365,000	413,857

5.25%, 2/15/29	500,000	655,175

5.38%, 2/15/31#	600,000	810,681

6.25%, 5/15/30	500,000	727,678

6.38%, 8/15/27	450,000	638,167

7.50%, 11/15/16	300,000	341,978

8.88%, 2/15/19	1,130,000	1,481,321

TOTAL U.S. TREASURY BONDS		$19,215,530

U.S. TREASURY NOTES – 24.1%

0.25%, 5/15/16	195,000	194,741

0.50%, 7/31/16#	1,000,000	1,001,962

0.63%, 8/31/17	1,810,000	1,796,047

0.63%, 9/30/17	750,000	743,400

0.75%, 12/31/17	500,000	495,214

0.88%, 8/15/17	6,100,000	6,100,628

1.00%, 5/31/18	3,100,000	3,076,185

1.25%, 10/31/18	2,085,000	2,075,428

1.25%, 1/31/19	250,000	247,838

1.38%, 6/30/18	6,000,000	6,027,054

1.38%, 9/30/18	1,240,000	1,241,727

1.38%, 2/28/19	2,500,000	2,488,541

1.50%, 12/31/18	2,486,000	2,493,242

1.50%, 1/31/19	9,400,000	9,415,652

1.50%, 5/31/19	535,000	534,056

1.63%, 3/31/19	820,000	824,444

1.63%, 8/15/22	6,000,000	5,781,674

1.63%, 11/15/22	1,928,000	1,850,020

1.75%, 9/30/19	10,700,000	10,771,481

1.75%, 5/15/22	380,000	370,565

1.88%, 6/30/20	13,100,000	13,152,930

2.00%, 11/15/21	1,000,000	997,819

2.13%, 8/15/21	3,750,000	3,775,203

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

    Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

2.25%, 7/31/18	$500,000	$517,570

2.25%, 7/31/21	6,600,000	6,699,013

2.38%, 8/15/24	1,400,000	1,405,118

2.50%, 8/15/23	3,200,000	3,265,642

2.63%, 11/15/20	500,000	520,698

3.13%, 5/15/19	750,000	802,116

3.63%, 2/15/20	750,000	823,225

4.00%, 8/15/18	500,000	550,542

TOTAL U.S. TREASURY NOTES		$90,039,775

TOTAL U.S. TREASURY (COST $107,692,221)		$109,255,305

Description	Number of Shares	Value

MONEY MARKET FUND – 1.9%

Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	6,938,865	$6,938,865

TOTAL MONEY MARKET FUND
(COST $6,938,865)		$6,938,865

TOTAL INVESTMENTS IN SECURITIES – 102.5%
(COST $375,783,839)		$383,458,573

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.9%

REPURCHASE AGREEMENTS – 1.9%

Citigroup Global Markets, Inc., 0.10%, dated 10/31/14, due 11/03/14, repurchase price $348,639, collateralized by U.S. Government & Treasury Securities 0.00% to 8.75%, maturing 10/31/16 to 02/15/41; total market value of $355,609.	$348,636	$348,636

Description	Par Value	Value

Daiwa Capital Markets America, 0.15%, dated 10/31/14, due 11/03/14, repurchase price $1,656,271, collateralized by U.S. Government & Treasury Securities 0.00% to 8.00%, maturing 09/24/15 to 03/01/48; total market value of $1,689,376.	$1,656,250	$1,656,250

HSBC Securities USA, Inc., 0.09%, dated 10/31/14, due 11/03/14, repurchase price $1,656,262, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 01/15/15 to 07/15/36; total market value of $1,689,375.	1,656,250	1,656,250

Nomura Securities International, Inc., 0.11%, dated 10/31/14, due 11/03/14, repurchase price $1,656,265, collateralized by U.S. Government Securities 0.00% to 7.25%, maturing 11/03/14 to 11/01/44; total market value of $1,689,375.	1,656,250	1,656,250

Royal Bank of Scotland PLC, 0.11%, dated 10/31/14, due 11/03/14, repurchase price $1,656,265, collateralized by U.S. Government & Treasury Securities 0.38% to 7.25%, maturing 11/30/14 to 07/15/56; total market value of $1,689,376.	1,656,250	1,656,250

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $6,973,636)		$6,973,636

TOTAL INVESTMENTS – 104.4%
(COST $382,757,475)		$390,432,209

COLLATERAL FOR SECURITIES ON LOAN – (1.9%)		(6,973,636)

OTHER LIABILITIES LESS ASSETS – (2.5%)		(9,324,952)

TOTAL NET ASSETS – 100.0%		$374,133,621

Cost of investments for Federal income tax purposes is $382,757,475. The net unrealized appreciation/(depreciation) of investments was $7,674,734. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $9,106,251 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,431,517.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

    Wilmington Broad Market Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$1,400,238	$—	$1,400,238
Collateralized Mortgage Obligations	—	6,444,413	—	6,444,413
Commercial Paper	—	28,998,117	—	28,998,117
Corporate Bonds	—	149,144,180	—	149,144,180
Enhanced Equipment Trust Certificates	—	1,664,864	—	1,664,864
Government Agencies	—	5,788,416	—	5,788,416
Mortgage-Backed Securities	—	73,824,175	—	73,824,175
U.S. Treasury	—	109,255,305	—	109,255,305
Money Market Fund	6,938,865	—	—	6,938,865
Repurchase Agreements	—	6,973,636	—	6,973,636

Total	$6,938,865	$383,493,344	$—	$390,432,209

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

17

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Intermediate-Term Bond Fund

At October 31, 2014, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Corporate Bonds	50.4%
U.S. Treasury	27.9%
Government Agencies	16.9%
Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligation	0.5%
Asset-Backed Security	0.2%
Cash Equivalents[1]	8.4%
Other Assets and Liabilities – Net[2]	(6.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	0.2%
AA	20.1%
A	13.6%
BBB	27.0%
BB	0.7%
D	0.5%
Not Rated	13.2%
U.S. Government Agency Securities	3.3%
U.S. Treasury	28.0%
Other Assets and Liabilities – Net[2]	(6.6)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITY – 0.2%

WHOLE LOAN – 0.2%

SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.15%, 10/15/24Δ,•,Ω	$275,850	$278,197

TOTAL ASSET-BACKED SECURITY
(COST $275,850)		$278,197

COLLATERALIZED MORTGAGE OBLIGATION – 0.5%

WHOLE LOAN – 0.5%

IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1, 2.75%, 11/25/35Δ	721,438	666,391

TOTAL COLLATERALIZED MORTGAGE OBLIGATION
(COST $713,203)		$666,391

CORPORATE BONDS – 50.4%

AEROSPACE & DEFENSE – 1.4%

Boeing Co.,
Sr. Unsecured, 2.85%, 10/30/24	185,000	183,150

L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	250,000	263,257

L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	1,250,000	1,359,903

TOTAL AEROSPACE & DEFENSE		$1,806,310

Description	Par Value	Value

AUTO MANUFACTURERS – 0.7%

Daimler Finance North America LLC,
Company Guaranteed, 1.38%, 8/01/17•,Ω	$500,000	$499,282

General Motors Co.,
Sr. Unsecured, 3.50%, 10/02/18	220,000	227,480

Harley-Davidson Financial Services, Inc.,
Company Guaranteed, 2.40%, 9/15/19	250,000	250,851

TOTAL AUTO MANUFACTURERS		$977,613

AUTO PARTS & EQUIPMENT – 0.2%

Johnson Controls, Inc.,
Sr. Unsecured, 3.63%, 7/02/24	300,000	301,318

AUTOMOTIVE – 0.8%

Ford Motor Credit Co. LLC,
Sr. Unsecured, 6.63%, 8/15/17	250,000	281,962

Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 2.05%, 1/12/17#	700,000	716,180

TOTAL AUTOMOTIVE		$998,142

BANKS – 5.8%

Bank of America Corp.,
Sr. Unsecured, 1.27%, 1/15/19Δ	500,000	505,811

Bank of America Corp.,
Sr. Unsecured, MTN, 4.13%, 1/22/24	465,000	482,858

Capital One Financial Corp.,
Sr. Unsecured, 2.45%, 4/24/19	850,000	849,809

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	$370,000	$386,416

JPMorgan Chase & Co.,
Sr. Unsecured, MTN, 1.35%, 2/15/17	750,000	751,533

Morgan Stanley,
Sr. Unsecured, 1.08%, 1/24/19Δ	550,000	555,066

Morgan Stanley,
Sr. Unsecured, 2.50%, 1/24/19	325,000	327,917

PNC Financial Services Group, Inc.,
Subordinated, 3.90%, 4/29/24	750,000	762,191

Royal Bank of Canada,
Sr. Unsecured, GMTN, 1.40%, 10/13/17	275,000	275,249

SunTrust Banks, Inc.,
Sr. Unsecured, 2.50%, 5/01/19	900,000	908,778

US Bancorp/MN,
Sr. Unsecured, MTN, 1.65%, 5/15/17	500,000	505,918

US Bank NA/Cincinnati OH,
Sr. Unsecured, BKNT, 1.10%, 1/30/17	750,000	751,512

Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.40%, 9/08/17	550,000	549,869

TOTAL BANKS		$7,612,927

BIOTECHNOLOGY – 0.6%

Amgen, Inc.,
Sr. Unsecured, 0.83%, 5/22/19Δ	500,000	502,370

Celgene Corp.,
Sr. Unsecured, 4.00%, 8/15/23	250,000	261,479

TOTAL BIOTECHNOLOGY		$763,849

CAPITAL MARKETS – 1.7%

BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	650,000	739,472

Goldman Sachs Group, Inc.,
Sr. Unsecured, 6.25%, 9/01/17	655,000	734,385

Goldman Sachs Group, Inc.,
Sr. Unsecured, FRN, 1.43%, 4/30/18Δ	750,000	762,742

TOTAL CAPITAL MARKETS		$2,236,599

CHEMICALS – 0.7%

Ecolab, Inc.,
Sr. Unsecured, 3.00%, 12/08/16	450,000	467,515

Monsanto Co.,
Sr. Unsecured, 2.75%, 7/15/21	500,000	495,744

TOTAL CHEMICALS		$963,259

COMMERCIAL BANKS – 3.4%

BB&T Corp.,
Sr. Unsecured, MTN, FRN, 1.09%, 6/15/18Δ	500,000	507,577

SunTrust Banks, Inc.,
Sr. Unsecured, 3.60%, 4/15/16	1,000,000	1,037,086

Wells Fargo & Co.,
Sr. Unsecured, MTN, 3.50%, 3/08/22	1,250,000	1,289,186

Description	Par Value	Value

Westpac Banking Corp.,
Sr. Unsecured, 2.00%, 8/14/17	$825,000	$840,946

Westpac Banking Corp.,
Sr. Unsecured, 4.88%, 11/19/19	750,000	844,290

TOTAL COMMERCIAL BANKS		$4,519,085

COMMERCIAL FINANCE – 0.6%

General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	771,224

COMPUTERS – 1.0%

Apple, Inc.,
Sr. Unsecured, 1.05%, 5/05/17	825,000	826,353

Hewlett-Packard Co.,
Sr. Unsecured, 2.20%, 12/01/15	500,000	507,393

TOTAL COMPUTERS		$1,333,746

CONSUMER FINANCE – 1.5%

American Express Co.,
Sr. Unsecured, 6.15%, 8/28/17	750,000	846,311

American Express Co.,
Sr. Unsecured, FRN, 0.82%, 5/22/18Δ	1,080,000	1,086,314

TOTAL CONSUMER FINANCE		$1,932,625

DIVERSIFIED FINANCIAL SERVICES – 3.6%

Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	250,000	250,803

BlackRock, Inc.,
Sr. Unsecured, 3.50%, 3/18/24	750,000	763,483

Citigroup, Inc.,
Sr. Unsecured, 1.70%, 7/25/16	250,000	252,778

Citigroup, Inc.,
Sr. Unsecured, 5.85%, 8/02/16	650,000	702,787

Ford Motor Credit Co. LLC,
Sr. Unsecured, FRN, 1.06%, 3/12/19Δ	1,000,000	999,341

General Motors Financial Co., Inc.,
Company Guaranteed, 2.75%, 5/15/16	300,000	304,687

General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17	250,000	267,812

JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	250,000	281,987

JPMorgan Chase & Co.,
Subordinated Notes, 3.38%, 5/01/23	855,000	836,115

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,659,793

ELECTRIC – 2.6%

CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	625,000	708,061

Duke Energy Indiana, Inc.,
1st Mortgage, 3.75%, 7/15/20	800,000	857,792

Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	200,000	225,233

Exelon Generation Co. LLC,
Sr. Unsecured, 4.25%, 6/15/22	750,000	783,182

FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25•,Ω	750,000	767,915

TOTAL ELECTRIC		$3,342,183

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

ELECTRONICS – 0.8%

Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 2.25%, 8/15/16	$1,000,000	$1,021,038

FOOD – 0.2%

Kroger Co.,
Sr. Unsecured, 2.95%, 11/01/21	250,000	248,049

FOOD PRODUCTS – 0.6%

Kroger Co.,
Sr. Unsecured, 1.20%, 10/17/16	500,000	500,942

WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16•,Ω	250,000	251,538

TOTAL FOOD PRODUCTS		$752,480

HEALTH CARE PROVIDERS & SERVICES – 0.4%

WellPoint, Inc.,
Sr. Unsecured, 2.38%, 2/15/17	500,000	512,720

HOME FURNISHINGS – 1.0%

Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	1,000,000	1,086,119

Whirlpool Corp.,
Sr. Unsecured, 2.40%, 3/01/19	220,000	220,309

TOTAL HOME FURNISHINGS		$1,306,428

INSURANCE – 3.9%

American International Group, Inc.,
Sr. Unsecured, MTN, 5.85%, 1/16/18	685,000	772,389

Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	250,000	262,502

Berkshire Hathaway, Inc.,
Sr. Unsecured, 2.10%, 8/14/19#	250,000	251,184

Hartford Financial Services Group, Inc.,
Sr. Unsecured, 4.00%, 10/15/17	750,000	803,617

Hartford Financial Services Group, Inc.,
Sr. Unsecured, 5.13%, 4/15/22	360,000	402,535

MetLife, Inc.,
Sr. Unsecured, 3.60%, 4/10/24	1,015,000	1,035,334

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 6.00%, 12/01/17	650,000	733,969

WR Berkley Corp.,
Sr. Unsecured, 7.38%, 9/15/19	710,000	860,406

TOTAL INSURANCE		$5,121,936

MEDIA – 2.7%

CBS Corp.,
Company Guaranteed, 3.38%, 3/01/22	155,000	156,549

Comcast Corp.,
Company Guaranteed, 5.90%, 3/15/16	500,000	535,282

Time Warner Cable, Inc.,
Company Guaranteed, 5.85%, 5/01/17	750,000	829,634

Time Warner, Inc.,
Company Guaranteed, 5.88%, 11/15/16	600,000	657,015

Viacom, Inc.,
Sr. Unsecured, 3.50%, 4/01/17	750,000	787,333

Description	Par Value	Value

Viacom, Inc.,
Sr. Unsecured, 3.25%, 3/15/23	$650,000	$630,465

TOTAL MEDIA		$3,596,278

METALS & MINING – 0.4%

Alcoa, Inc.,
Sr. Unsecured, 5.13%, 10/01/24	500,000	526,875

MISCELLANEOUS MANUFACTURING – 1.5%

General Electric Co.,
Sr. Unsecured, 5.25%, 12/06/17	660,000	734,710

Ingersoll-Rand Luxembourg Finance SA,
Company Guaranteed, 2.63%, 5/01/20	250,000	249,509

Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	425,000	436,963

Textron, Inc.,
Sr. Unsecured, 4.30%, 3/01/24	500,000	519,039

TOTAL MISCELLANEOUS MANUFACTURING		$1,940,221

OFFICE/BUSINESS EQUIPMENT – 0.4%

Xerox Corp.,
Sr. Unsecured, 2.80%, 5/15/20	600,000	593,768

OIL & GAS – 4.3%

Anadarko Petroleum Corp.,
Sr. Unsecured, 6.38%, 9/15/17	695,000	784,751

BP Capital Markets PLC,
Company Guaranteed, 1.85%, 5/05/17	525,000	532,698

BP Capital Markets PLC,
Company Guaranteed, 3.25%, 5/06/22	250,000	251,072

Marathon Oil Corp.,
Sr. Unsecured, 6.00%, 10/01/17	1,000,000	1,125,374

Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	125,000	124,735

Murphy Oil Corp.,
Sr. Unsecured, 2.50%, 12/01/17	750,000	762,498

Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	230,000	229,830

Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	500,000	519,535

Sempra Energy,
Sr. Unsecured, 2.30%, 4/01/17	800,000	820,255

Total Capital International SA,
Company Guaranteed, 0.58%, 6/19/19Δ	450,000	450,718

TOTAL OIL & GAS		$5,601,466

PHARMACEUTICALS – 1.0%

AbbVie, Inc.,
Company Guaranteed, 1.75%, 11/06/17	750,000	752,881

Bristol-Myers Squibb Co,
Sr. Unsecured, 2.00%, 8/01/22	125,000	116,585

Zoetis, Inc.,
Sr. Unsecured, 3.25%, 2/01/23	500,000	496,044

TOTAL PHARMACEUTICALS		$1,365,510

PIPELINES – 1.4%

Buckeye Partners LP,
Sr. Unsecured, 2.65%, 11/15/18	450,000	450,250

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Energy Transfer Partners LP,
Sr. Unsecured, 6.70%, 7/01/18	$300,000	$345,045

Kinder Morgan Energy Partners LP,
Sr. Unsecured, 4.25%, 9/01/24	500,000	499,176

Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.85%, 10/15/23	500,000	512,548

TOTAL PIPELINES		$1,807,019

REAL ESTATE INVESTMENT TRUSTS – 2.4%

American Tower Corp.,
Sr. Unsecured, 3.45%, 9/15/21	250,000	245,111

American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24#	505,000	532,954

HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	540,000	553,373

Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	250,000	254,368

ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	500,000	505,883

Simon Property Group LP,
Sr. Unsecured, 2.15%, 9/15/17	500,000	512,201

Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 2.70%, 4/01/20	550,000	546,289

TOTAL REAL ESTATE INVESTMENT TRUSTS		$3,150,179

RETAIL – 0.8%

CVS Caremark Corp.,
Sr. Unsecured, 2.25%, 12/05/18	500,000	505,950

Walgreen Co.,
Sr. Unsecured, 1.80%, 9/15/17	500,000	502,664

TOTAL RETAIL		$1,008,614

SOFTWARE – 0.4%

Oracle Corp.,
Sr. Unsecured, 2.80%, 7/08/21	500,000	502,103

TELECOMMUNICATIONS – 1.3%

Cisco Systems, Inc.,
Sr. Unsecured, 1.10%, 3/03/17	250,000	250,496

Verizon Communications, Inc.,
Sr. Unsecured, 1.35%, 6/09/17	300,000	299,554

Verizon Communications, Inc.,
Sr. Unsecured, 4.50%, 9/15/20	600,000	651,882

Verizon Communications, Inc.,
FRN, Sr. Unsecured, 1.00%, 6/17/19Δ	525,000	532,360

TOTAL TELECOMMUNICATIONS		$1,734,292

TRANSPORTATION – 0.8%

CSX Corp.,
Sr. Unsecured, 4.25%, 6/01/21	500,000	544,168

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	500,000	510,009

TOTAL TRANSPORTATION		$1,054,177

TRUCKING & LEASING – 1.5%

GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	615,000	639,577

Description	Par Value	Value

GATX Corp.,
Sr. Unsecured, 1.25%, 3/04/17	$640,000	$636,514

GATX Corp.,
Sr. Unsecured, 2.38%, 7/30/18	625,000	630,344

TOTAL TRUCKING & LEASING		$1,906,435

TOTAL CORPORATE BONDS
(COST $64,809,491)		$65,968,261

GOVERNMENT AGENCIES – 16.9%

FEDERAL HOME LOAN BANK (FHLB) – 2.9%

Series 1, 4.88%, 5/17/17	1,615,000	1,777,881

Series 917, 1.00%, 6/21/17	2,000,000	2,005,661

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$3,783,542

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 4.0%

1.25%, 5/12/17#	2,050,000	2,070,392

1.75%, 5/30/19#	1,555,000	1,558,779

2.38%, 1/13/22#	1,600,000	1,606,731

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$5,235,902

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 10.0%

1.25%, 9/28/16	1,500,000	1,519,763

1.38%, 11/15/16#	2,500,000	2,539,424

5.00%, 5/11/17	3,000,000	3,309,700

0.88%, 5/21/18#	2,750,000	2,707,251

1.00%, 9/20/17	1,750,000	1,750,701

1.75%, 9/12/19#	1,225,000	1,223,463

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$13,050,302

TOTAL GOVERNMENT AGENCIES
(COST $21,745,584)		$22,069,746

MORTGAGE-BACKED SECURITIES – 2.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.6%

Pool A18401, 6.00%, 2/01/34	78,846	90,119

Pool B19228, 4.50%, 4/01/20	32,818	34,764

Pool C90293, 7.50%, 9/01/19	128,814	145,095

Pool C90504, 6.50%, 12/01/21	38,222	43,378

Pool E83022, 6.00%, 4/01/16	7,897	8,070

Pool E92817, 5.00%, 12/01/17	91,646	96,606

Pool G01625, 5.00%, 11/01/33	77,038	85,597

Pool G02390, 6.00%, 9/01/36	27,829	31,660

Pool G08097, 6.50%, 11/01/35	49,342	56,062

Pool G08193, 6.00%, 4/01/37	78,951	89,820

Pool G11311, 5.00%, 10/01/17	52,006	54,573

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$735,744

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.4%

Pool 254240, 7.00%, 3/01/32	80,022	91,154

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	21

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Pool 254833, 4.50%, 8/01/18	$22,624	$23,944

Pool 256639, 5.00%, 2/01/27	55,712	61,984

Pool 256752, 6.00%, 6/01/27	59,026	67,047

Pool 257007, 6.00%, 12/01/27	106,508	120,982

Pool 526062, 7.50%, 12/01/29	4,720	4,896

Pool 612514, 2.22%, 5/01/33Δ	57,790	61,861

Pool 619054, 5.50%, 2/01/17	34,995	36,544

Pool 629603, 5.50%, 2/01/17	15,781	16,452

Pool 688996, 8.00%, 11/01/24	11,201	11,630

Pool 745412, 5.50%, 12/01/35	53,337	59,797

Pool 839291, 5.00%, 9/01/20	6,190	6,579

Pool AE2520, 3.00%, 1/01/26	1,265,236	1,319,878

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,882,748

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%

Pool 2616, 7.00%, 7/20/28	65,252	74,445

Pool 2701, 6.50%, 1/20/29	121,364	135,530

Pool 426727, 7.00%, 2/15/29	15,285	16,568

Pool 780825, 6.50%, 7/15/28	110,714	126,193

Pool 781231, 7.00%, 12/15/30	57,470	66,039

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$418,775

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,818,852)		$3,037,267

U.S. TREASURY – 27.9%

U.S. TREASURY NOTES – 27.9%

0.50%, 6/15/16	500,000	501,212

0.50%, 9/30/16#	500,000	500,360

0.63%, 12/15/16#	500,000	500,664

0.88%, 1/31/18	750,000	744,816

0.88%, 1/31/17	4,000,000	4,021,585

1.00%, 8/31/16	1,750,000	1,767,386

1.00%, 5/31/18	500,000	496,159

1.25%, 11/30/18	1,540,000	1,531,008

1.25%, 1/31/19	1,450,000	1,437,460

1.25%, 2/29/20	1,500,000	1,464,094

1.38%, 6/30/18	1,230,000	1,235,546

1.38%, 5/31/20	1,250,000	1,222,429

1.50%, 8/31/18	1,750,000	1,762,550

1.63%, 8/15/22	1,000,000	963,612

1.75%, 5/15/23	1,250,000	1,203,361

2.00%, 11/15/21	500,000	498,910

2.00%, 2/15/22	1,500,000	1,493,455

2.00%, 2/15/23	1,500,000	1,477,780

2.13%, 1/31/21	1,000,000	1,010,460

2.13%, 6/30/21	775,000	780,449

2.13%, 8/15/21	500,000	503,360

Description	Par Value	Value
2.38%, 8/15/24	$460,000	$461,682

2.63%, 4/30/16	485,000	501,481

2.63%, 8/15/20	750,000	782,214

2.63%, 11/15/20	500,000	520,698

2.75%, 2/15/19	1,500,000	1,579,379

2.75%, 11/15/23	1,450,000	1,507,622

3.13%, 5/15/21	550,000	588,673

3.63%, 2/15/20	500,000	548,816

4.00%, 8/15/18	1,000,000	1,101,084

4.25%, 11/15/17	1,500,000	1,645,958

4.75%, 8/15/17	2,000,000	2,212,094

TOTAL U.S. TREASURY NOTES		$36,566,357

TOTAL U.S. TREASURY (COST $36,156,167)		$36,566,357

	Number of Shares

MONEY MARKET FUND – 1.0%

Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	1,266,479	$1,266,479

TOTAL MONEY MARKET FUND (COST $1,266,479)		$1,266,479

TOTAL INVESTMENTS IN SECURITIES – 99.2% (COST $127,785,626)		$129,852,698

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 7.4%

REPURCHASE AGREEMENTS – 7.4%

Citigroup Global Markets, Inc., 0.10%, dated 10/31/14, due 11/03/14, repurchase price $483,425, collateralized by U.S. Treasury Securities 0.00% to 8.75%, maturing 10/31/16 to 02/15/41; total market value of $493,090.	$483,421	$483,421

Daiwa Capital Markets America, 0.15%,dated 10/31/14, due 11/03/14, repurchase price $2,296,399, collateralized by U.S. Government & Treasury Securities 0.00% to 8.00%, maturing 09/24/15 to 03/01/48; total market value of $2,342,298.	2,296,370	2,296,370

HSBC Securities USA, Inc., 0.09%, dated 10/31/14, due 11/03/14, repurchase price $2,296,387, collateralized by U.S. Government Securities 0.00% to 9.38%,maturing 01/15/15 to 07/15/36; total market value of $2,342,298.	2,296,370	2,296,370

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (concluded)

Description	Par Value	Value
Nomura Securities International, Inc., 0.11%, dated 10/31/14, due 11/03/14, repurchase price $2,296,391, collateralized by U.S. Government Securities 0.00% to 7.25%, maturing 11/03/14 to 11/01/44; total market value of $2,342,297.	$2,296,370	$2,296,370

Royal Bank of Scotland PLC, 0.11%, dated 10/31/14, due 11/03/14, repurchase price $2,296,391, collateralized by U.S. Government & Treasury Securities 0.38% to 7.25%, maturing 11/30/14 to 07/15/56; total market value of $2,342,299.	2,296,370	2,296,370

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,668,901)		$9,668,901

Description	Value

TOTAL INVESTMENTS – 106.6% (COST $137,454,527)	$139,521,599

COLLATERAL FOR SECURITIES ON LOAN – (7.4%)	(9,668,901)

OTHER ASSETS LESS LIABILITIES – 0.8%	1,012,001

TOTAL NET ASSETS – 100.0%	$130,864,699

Cost of investments for Federal income tax purposes is $137,453,904 The net unrealized appreciation/(depreciation) of investments was $2,067,695. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,245,751 and net unrealized depreciation from investments for those securities having an excess of cost over value of $178,056.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$278,197	$—	$278,197
Collateralized Mortgage Obligation	—	666,391	—	666,391
Corporate Bonds	—	65,968,261	—	65,968,261
Government Agencies	—	22,069,746	—	22,069,746
Mortgage-Backed Securities	—	3,037,267	—	3,037,267
U.S. Treasury	—	36,566,357	—	36,566,357
Money Market Fund	1,266,479	—	—	1,266,479
Repurchase Agreements	—	9,668,901	—	9,668,901

Total	$1,266,479	$138,255,120	$—	$139,521,599

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

23

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Short-Term Corporate Bond Fund

At October 31, 2014, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Commercial Banks	14.7%
Diversified Financial Services	13.1%
Oil & Gas	8.0%
Real Estate Investment Trusts	6.5%
Insurance	5.9%
Electric	5.6%
Health Care Providers & Services	3.9%
Food Products	3.7%
Computers	3.2%
U.S. Treasury Notes	3.1%
Pharmaceuticals	3.1%
Media	3.0%
Automotive	2.8%
Telecommunications	2.7%
Beverages	2.7%
Capital Markets	2.5%
Forest Products & Paper	2.3%
Retail	2.2%
Pipelines	1.7%
Software	1.7%
Environmental Control	1.1%
Commercial Mortgage-Backed Securities (CMBS)	1.1%
Building Materials	1.0%
Metals & Mining	1.0%
Chemicals	0.9%
Home Furnishings	0.8%
Transportation	0.4%
Whole Loan	0.3%
Aerospace & Defense	0.2%
Federal Home Loan Mortgage Corporation (FHLMC)	0.1%
Federal National Mortgage Association (FNMA)	0.0%[4]
Cash Equivalents[1]	0.3%
Other Assets and Liabilities – Net[2]	0.4%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and a repurchase agreement.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

(4)	Represents less than 0.05%.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	0.8%
AA	6.6%
A	35.4%
BBB	53.1%
BB	0.2%
Not Rated	0.3%
U.S. Government Agency Securities	0.1%
U.S. Treasuries	3.1%
Other Assets and Liabilities – Net[2]	0.4%

TOTAL	100.0%

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

24	PORTFOLIOS OF INVESTMENT

Wilmington Short-Term Corporate Bond Fund (continued)

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, 2.19%, 9/01/27Δ	$55	$58

TOTAL ADJUSTABLE RATE MORTGAGE (COST $55)		$58

ASSET-BACKED SECURITY – 0.3%

WHOLE LOAN – 0.3%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.16%, 10/15/24Δ,•,Ω	367,800	370,929

TOTAL ASSET-BACKED SECURITY (COST $367,800)		$370,929

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.2%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.1%

Extended Stay America Trust, Series 2013-ESH5, Class A15, 1.28%, 12/05/31•,Ω	505,000	502,640

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	566,828	611,132

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (CMBS)		$1,113,772

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.1%

Series 2003-2632, Class A, 4.00%, 1/15/18	2,314	2,315

Series 2003-2649, Class KA, 4.50%, 7/15/18	98,785	102,981

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$105,296

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,266,522)		$1,219,068

CORPORATE BONDS – 94.7%

AEROSPACE & DEFENSE – 0.2%

L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	246,000	259,044

AUTOMOTIVE – 2.8%

Daimler Finance North America LLC, Company Guaranteed, 1.38%, 8/01/17•,Ω	2,000,000	1,997,128

Hyundai Capital America, Sr. Unsecured, 1.63%, 10/02/15•,Ω	250,000	251,748

Hyundai Capital America, Sr. Unsecured, 1.88%, 8/09/16•,Ω	400,000	405,335

Hyundai Motor Manufacturing Czech, Company Guaranteed, 4.50%, 4/15/15•,Ω	250,000	254,229

TOTAL AUTOMOTIVE		$2,908,440

Description	Par Value	Value

BEVERAGES – 2.7%

Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 0.63%, 2/01/19Δ	$160,000	$160,036

Diageo Capital PLC, Company Guaranteed, 0.63%, 4/29/16	475,000	474,432

Diageo Capital PLC, Company Guaranteed, 5.50%, 9/30/16	2,000,000	2,167,364

TOTAL BEVERAGES		$2,801,832

BUILDING MATERIALS – 1.0%

Trane US, Inc., Company Guaranteed, 5.50%, 4/01/15	1,000,000	1,020,250

CAPITAL MARKETS – 2.5%

Goldman Sachs Group, Inc., Sr. Unsecured, FRN, 1.43%, 4/30/18Δ	1,000,000	1,016,990

Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,566,480

TOTAL CAPITAL MARKETS		$2,583,470

CHEMICALS – 0.9%

Monsanto Co., Sr. Unsecured, 1.15%, 6/30/17	925,000	922,628

COMMERCIAL BANKS – 14.7%

American Express Bank FSB, Sr. Unsecured, BKNT, 6.00%, 9/13/17	1,400,000	1,575,703

BB&T Corp., Sr. Unsecured, MTN, 0.89%, 2/01/19Δ	1,000,000	1,007,413

Comerica Bank, Subordinated, BKNT, 5.75%, 11/21/16	2,000,000	2,188,472

KeyBank N.A., Subordinated, BKNT, 5.70%, 11/01/17	900,000	999,514

KeyBank N.A., Subordinated, MTN, 5.45%, 3/03/16	1,000,000	1,060,640

National City Bank, Subordinated, BKNT, 0.60%, 6/07/17Δ	2,000,000	1,986,638

SunTrust Banks, Inc., Sr. Unsecured, 3.60%, 4/15/16	2,000,000	2,074,173

US Bancorp, Sr. Unsecured, MTN, 0.72%, 11/15/18Δ	430,000	433,638

US Bancorp, Sr. Unsecured, MTN, 0.63%, 4/25/19Δ	2,000,000	2,003,529

Wells Fargo & Co., Sr. Unsecured, MTN, 1.15%, 6/02/17	2,000,000	1,996,791

TOTAL COMMERCIAL BANKS		$15,326,511

COMPUTERS – 3.2%

Apple, Inc., Sr. Unsecured, FRN, 0.53%, 5/06/19Δ	2,300,000	2,306,726

Hewlett-Packard Co., Sr. Unsecured, 2.13%, 9/13/15	1,000,000	1,011,769

TOTAL COMPUTERS		$3,318,495

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENT	25

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

DIVERSIFIED FINANCIAL SERVICES – 13.1%

American Express Credit Corp., Sr. Unsecured, 0.78%, 3/18/19	$800,000	$803,302

Bank of America Corp.,
Sr. Unsecured, MTN, 0.85%, 8/25/17	1,000,000	999,851

Bank of America Corp.,
Sr. Unsecured, MTN, 1.10%, 4/01/19Δ	1,000,000	1,007,838

Capital One Bank USA NA,
Sr. Unsecured, BKNT, 1.20%, 2/13/17	1,900,000	1,894,760

Capital One NA,
Sr. Unsecured, BKNT, 1.50%, 9/05/17	1,200,000	1,196,402

Ford Motor Credit Co. LLC,
Sr. Unsecured, FRN, 1.06%, 3/12/19Δ	1,000,000	999,341

General Electric Capital Corp., Sr. Unsecured, FRN, 1.23%, 3/15/23Δ	1,000,000	1,009,288

General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	200,000	214,250

John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.05%, 12/15/16	2,500,000	2,511,901

JPMorgan Chase & Co.,
Sr. Unsecured, FRN, 0.87%, 1/28/19Δ	1,000,000	1,003,348

JPMorgan Chase & Co.,
Sr. Unsecured, GMTN, 1.10%, 10/15/15	1,000,000	1,004,871

Morgan Stanley,
Sr. Unsecured, MTN, 0.97%, 7/23/19Δ	1,000,000	996,954

TOTAL DIVERSIFIED FINANCIAL SERVICES		$13,642,106

ELECTRIC – 5.6%

Appalachian Power Co., Sr. Unsecured, 5.00%, 6/01/17	1,000,000	1,090,672

CMS Energy Corp., Sr. Unsecured, 4.25%, 9/30/15	2,000,000	2,063,645

Consolidated Edison Co. of New York, Inc., Series 05-C, Sr. Unsecured, 5.38%, 12/15/15	110,000	115,691

Dominion Resources, Inc., Sr. Unsecured, 2.25%, 9/01/15	400,000	405,641

Entergy Corp., Sr. Unsecured, 4.70%, 1/15/17	2,000,000	2,130,068

TOTAL ELECTRIC		$5,805,717

ENVIORNMENTAL CONTROL – 1.1%

Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,100,000	1,131,048

FOOD PRODUCTS – 3.7%

General Mills, Inc., Sr. Unsecured, 1.40%, 10/20/17	2,000,000	1,998,933

Kroger Co., Sr. Unsecured, 1.20%, 10/17/16	600,000	601,130

McCormick & Co., Inc., Sr. Unsecured, 5.20%, 12/15/15	1,000,000	1,053,134

WM Wrigley Jr. Co., Sr. Unsecured, 1.40%, 10/21/16•,Ω	160,000	160,984

TOTAL FOOD PRODUCTS		$3,814,181

Description	Par Value	Value

FOREST PRODUCTS & PAPER – 2.3%

International Paper Co.,
Sr. Unsecured, 5.25%, 4/01/16	$2,250,000	$2,385,332

HEALTH CARE PROVIDERS & SERVICES – 3.9%

UnitedHealth Group, Inc., Sr. Unsecured, 1.40%, 10/15/17	3,000,000	3,014,834

WellPoint, Inc.,
Sr. Unsecured, 2.38%, 2/15/17	1,000,000	1,025,440

TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,040,274

HOME FURNISHINGS – 0.8%

Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	750,000	814,589

INSURANCE – 5.9%

Berkshire Hathaway Finance Corp., Company Guaranteed, 1.60%, 5/15/17	2,000,000	2,026,193

Hartford Financial Services Group, Inc., Sr. Unsecured, 4.00%, 10/15/17	1,750,000	1,875,107

Principal Financial Group, Inc., Company Guaranteed, 1.85%, 11/15/17	1,074,000	1,079,416

WR Berkley Corp.,
Sr. Unsecured, 5.60%, 5/15/15	1,150,000	1,180,332

TOTAL INSURANCE		$6,161,048

MEDIA – 3.0%

CBS Corp.,
Company Guaranteed, 1.95%, 7/01/17	2,000,000	2,029,169

Time Warner Cable, Inc.,
Company Guaranteed, 5.85%, 5/01/17	1,000,000	1,106,179

TOTAL MEDIA		$3,135,348

METALS & MINING – 1.0%

Caterpillar Financial Services Corp., Sr. Unsecured, 1.75%, 3/24/17	1,000,000	1,015,537

OIL & GAS – 8.0%

Devon Energy Corp.,
Sr. Unsecured, 1.20%, 12/15/16	1,000,000	1,013,125

Hess Corp.,
Sr. Unsecured, 1.30%, 6/15/17	1,290,000	1,283,137

Husky Energy, Inc.,
Sr. Unsecured, 6.20%, 9/15/17	1,000,000	1,120,102

Marathon Oil Corp.,
Sr. Unsecured, 0.90%, 11/01/15	1,810,000	1,812,099

Nabors Industries, Inc.,
Company Guaranteed, 2.35%, 9/15/16	400,000	406,495

Petrobras Global Finance BV, Company Guaranteed, 2.00%, 5/20/16	285,000	284,789

Petrobras Global Finance BV,
Company Guaranteed, 2.60%, 3/17/17Δ	335,000	337,010

Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	2,000,000	2,078,139

TOTAL OIL & GAS		$8,334,896

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

26	PORTFOLIOS OF INVESTMENT

    Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

PHARMACEUTICALS – 3.1%

Cardinal Health, Inc.,
Sr. Unsecured, 5.80%, 10/15/16	$2,000,000	$2,184,312

Zoetis, Inc.,
Sr. Unsecured, 1.15%, 2/01/16	1,000,000	1,002,799

TOTAL PHARMACEUTICALS		$3,187,111

PIPELINES – 1.7%

Energy Transfer Partners LP,
Sr. Unsecured, 5.95%, 2/01/15	750,000	759,185

Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.95%, 9/15/15	1,000,000	1,026,865

TOTAL PIPELINES		$1,786,050

REAL ESTATE INVESTMENT TRUSTS – 6.5%

BioMed Realty LP,
Company Guaranteed, 2.63%, 5/01/19	1,000,000	1,000,831

Digital Realty Trust LP,
Company Guaranteed, 4.50%, 7/15/15	1,000,000	1,016,976

Health Care REIT, Inc.,
Sr. Unsecured, 6.20%, 6/01/16	2,071,000	2,242,570

Ventas Realty LP,
Company Guaranteed, 1.55%, 9/26/16	2,000,000	2,016,721

Vornado Realty LP,
Sr. Unsecured, 4.25%, 4/01/15	435,000	437,416

TOTAL REAL ESTATE INVESTMENT TRUSTS		$6,714,514

RETAIL – 2.2%

CVS Caremark Corp.,
Sr. Unsecured, 1.20%, 12/05/16	2,200,000	2,205,781

Wal-Mart Stores Pass-Through Trust 1994,
Series A-2, Pass-Through Certificates,
8.85%, 1/02/15	58,791	59,526

TOTAL RETAIL		$2,265,307

SOFTWARE – 1.7%

Oracle Corp.,
Sr. Unsecured, 0.43%, 7/07/17Δ	1,750,000	1,752,576

TELECOMMUNICATIONS – 2.7%

Cisco Systems, Inc.,
Sr. Unsecured, 1.10%, 3/03/17	800,000	801,587

Verizon Communications, Inc.,
Sr. Unsecured, 1.01%, 6/17/19Δ	2,000,000	2,028,039

TOTAL TELECOMMUNICATIONS		$2,829,626

TRANSPORTATION – 0.4%

Ryder System, Inc.,
Sr. Unsecured, MTN, 3.60%, 3/01/16	400,000	415,605

TOTAL CORPORATE BONDS
(COST $97,953,236)		$98,371,535

Description	Par Value	Value

U.S. TREASURY – 3.1%

U.S. TREASURY NOTES – 3.1%

0.88%, 7/15/17	$2,200,000	$2,203,658

0.88%, 10/15/17	1,000,000	998,703

TOTAL U.S. TREASURY NOTES		$3,202,361

TOTAL U.S. TREASURY
(COST $3,201,157)		$3,202,361

Description	Number of Shares	Value

MONEY MARKET FUND – 0.3%

Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	299,678	$299,678

TOTAL MONEY MARKET FUND
(COST $299,678)		$299,678

TOTAL INVESTMENTS IN SECURITIES – 99.6%
(COST $103,088,448)		$103,463,629

	Par Value

REPURCHASE AGREEMENT – 0.0%**

Nomura Securities International, Inc., 0.11%, dated 10/31/14, due 11/03/14,repurchase price $41, collateralized by U.S. Government Securities 0.00% to 7.25%,maturing 11/03/14 to 11/01/44; total market value of $42.	$41	$41

TOTAL REPURCHASE AGREEMENT
(COST $41)		$41

TOTAL INVESTMENTS – 99.6%
(COST $103,088,489)		$103,463,670

OTHER ASSETS LESS LIABILITIES – 0.4%		389,791

TOTAL NET ASSETS – 100.0%		$103,853,461

Cost of investments for Federal income tax purposes is $103,092,005. The net unrealized appreciation/(depreciation) of investments was $371,665. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $480,537 and net unrealized depreciation from investments for those securities having an excess of cost over value of $108,872.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	27

Wilmington Short-Term Corporate Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$58	$—	$58
Asset-Backed Security	—	370,929	—	370,929
Collateralized Mortgage Obligations	—	1,219,068	—	1,219,068
Corporate Bonds	—	98,371,535	—	98,371,535
U.S. Treasury	—	3,202,361	—	3,202,361
Money Market Fund	299,678	—	—	299,678
Repurchase Agreement	—	41	—	41

Total	$299,678	$103,163,992	$—	$103,463,670

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

28

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Short Duration Government Bond Fund

At October 31, 2014, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Federal National Mortgage Association (FNMA)	45.5%
Federal Home Loan Mortgage Corporation (FHLMC)	30.4%
Federal Home Loan Bank (FHLB)	9.2%
Government National Mortgage Association (GNMA)	4.9%
U.S. Treasury Note	2.3%
Whole Loan	1.8%
U.S. Treasury Inflation Indexed Note	1.4%
Transportation	0.6%
Small Business Administration	0.2%
Development	0.2%
Cash Equivalents[1]	3.3%
Other Assets and Liabilities – Net[2]	0.2%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AA	52.7%
BB	0.3%
D	1.2%
Not Rated	4.1%
U.S. Government Agency Securities	37.8%
U.S. Treasuries	3.7%
Other Assets and Liabilities – Net[1]	0.2%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 23.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 8.3%

Series 1988-6, Class C, 9.05%, 6/15/19	$6,074	$ 6,093

Series 1989-112, Class I, 6.50%, 1/15/21	1,478	1,592

Series 1990-136, Class E, 6.00%, 4/15/21	3,963	4,271

Series 1990-141, Class D, 5.00%, 5/15/21	1,805	1,909

Series 1993-1577, Class PK,
6.50%, 9/15/23	57,432	63,601

Series 1993-1644, Class K,
6.75%, 12/15/23	48,606	53,964

Series 1994-1686, Class PJ,
5.00%, 2/15/24	6,191	6,612

Series 2004-2844, Class PV,
5.00%, 8/15/15	65,265	65,283

Series 2005-3062, Class LU,
5.50%, 10/15/16	1,888,322	1,934,839

Description	Par Value	Value

Series 2005-3074, Class BG,
5.00%, 9/15/33	$109,617	$ 110,206

Series 2011-3799, Class GK,
2.75%, 1/15/21	241,406	247,580

Series 2012-K710, Class A1,
1.44%, 1/25/19	2,573,556	2,595,632

Series 3893, Class DJ, 2.00%, 10/15/20	2,298,866	2,334,537

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$ 7,426,119

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 8.9%

Series 1993-113, Class PK, 6.50%, 7/25/23	46,939	52,187

Series 1993-127, Class H, 6.50%, 7/25/23	43,610	48,606

Series 1993-202, Class J, 6.50%, 11/25/23	23,651	26,347

Series 1994-3, Class PL, 5.50%, 1/25/24	47,662	51,922

Series 1994-55, Class H, 7.00%, 3/25/24	49,818	56,245

Series 2002-52, Class QA, 6.00%, 7/18/32	20,165	21,235

Series 2002-94, Class HQ, 4.50%, 1/25/18	834,607	865,539

Series 2003-3, Class BC, 5.00%, 2/25/18	604,719	638,942

Series 2003-45, Class AB, 3.75%, 5/25/33	1,288	1,290

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	29

    Wilmington Short Duration Government Bond Fund (continued)

Description	Par Value	Value

Series 2009-70, Class NM, 3.25%, 8/25/19	$1,408,731	$1,459,944

Series 2011-66, Class QE, 2.00%, 7/25/21	853,092	861,130

Series 2011-71, Class DJ, 3.00%, 3/25/25	1,045,370	1,063,727

Series 2011-81, Class PA, 3.50%, 8/25/26	2,714,462	2,816,317

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$7,963,431

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 4.4%

Series 2005-44, Class PC, 5.00%, 12/20/33	839,665	874,285

Series 2010-17, Class K, 4.00%, 3/16/22	3,004,420	3,065,924

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$3,940,209

WHOLE LOAN – 1.8%

Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.68%, 2/25/34Δ	266,600	267,403

Banc of America Mortgage Securities, Inc.,
Series 2004-B, Class 2A1, 2.65%, 3/25/34Δ	180,819	175,766

IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	1,202,397	1,110,651

TOTAL WHOLE LOAN		$1,553,820

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $21,163,020)		$20,883,579

CORPORATE BOND – 0.6%

TRANSPORTATION – 0.6%

Vessel Management Services, Inc., U.S. Government Guaranteed, 6.75%, 7/15/25	458,000	540,671

TOTAL CORPORATE BOND
(COST $458,000)		$540,671

GOVERNMENT AGENCIES – 52.7%

FEDERAL HOME LOAN BANK (FHLB) – 9.2%

0.50%, 11/20/15	2,000,000	2,006,037

1.75%, 9/11/15	4,000,000	4,055,344

5.38%, 5/18/16	2,000,000	2,151,771

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$8,213,152

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 18.4%

0.50%, 5/13/16	2,000,000	2,003,016

0.63%, 12/29/14	2,000,000	2,001,663

0.88%, 10/14/16	3,000,000	3,017,640

1.00%, 3/08/17	3,000,000	3,022,799

2.00%, 8/25/16	1,000,000	1,026,991

4.75%, 1/19/16	1,000,000	1,053,615

5.13%, 10/18/16	2,000,000	2,177,940

5.25%, 4/18/16	2,000,000	2,140,875

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$16,444,539

Description	Par Value	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 24.9%

0.38%, 3/16/15	$4,000,000	$4,004,145

0.38%, 12/21/15	3,000,000	3,006,124

0.38%, 7/05/16	2,000,000	1,998,123

0.50%, 5/27/15	3,000,000	3,006,436

0.50%, 3/30/16	5,000,000	5,008,929

2.25%, 3/15/16	5,000,000	5,129,222

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$22,152,979

SMALL BUSINESS ADMINISTRATION – 0.2%

Small Business Administration Participation
Certificates, U.S. Government Guaranteed,
Series 1996-C, 6.70%, 3/01/16	7,656	7,950

Small Business Administration Participation
Certificates, U.S. Government Guaranteed,
Series 1996-K, 6.95%, 11/01/16	95,729	100,243

Small Business Administration Participation
Certificates, U.S. Government Guaranteed,
Series 1996-L, 6.70%, 12/01/16	46,908	48,604

Small Business Administration Participation
Certificates, U.S. Government Guaranteed,
Series 1997-E, 7.30%, 5/01/17	2,152	2,291

Small Business Administration Participation
Certificates, U.S. Government Guaranteed,
Series 1999-I, 7.30%, 9/01/19	4,616	5,021

TOTAL SMALL BUSINESS ADMINISTRATION		$164,109

TOTAL GOVERNMENT AGENCIES
(COST $46,295,689)		$46,974,779

MORTGAGE-BACKED SECURITIES – 15.9%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 3.7%

Pool 287773, 7.50%, 3/01/17	452	468

Pool 538733, 9.00%, 9/01/19	245	252

Pool A18401, 6.00%, 2/01/34	649,780	742,686

Pool C78010, 5.50%, 4/01/33	924,640	1,050,635

Pool C80328, 7.50%, 7/01/25	34,553	39,419

Pool G01425, 7.50%, 5/01/32	75,661	86,576

Pool G01831, 6.00%, 5/01/35	191,911	217,372

Pool G12709, 5.00%, 7/01/22	164,388	174,627

Pool G14695, 4.50%, 6/01/26	935,421	992,647

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,304,682

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 11.7%

Pool 202957, 8.00%, 8/01/21	3,074	3,239

Pool 252439, 6.50%, 5/01/29	35,329	40,179

Pool 255933, 5.50%, 11/01/35	185,448	207,446

Pool 323419, 6.00%, 12/01/28	61,000	69,368

Pool 334593, 7.00%, 5/01/24	69,314	78,675

Pool 39862, 9.75%, 9/01/17	4,384	4,603

Pool 436746, 6.50%, 8/01/28	45,793	49,049

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

Wilmington Short Duration Government Bond Fund (continued)

Description	Par Value	Value

Pool 440401, 6.50%, 8/01/28	$159,418	$181,499

Pool 485678, 6.50%, 3/01/29	36,824	42,489

Pool 494375, 6.50%, 4/01/29	2,882	2,967

Pool 545051, 6.00%, 9/01/29	104,997	119,138

Pool 625596, 7.00%, 2/01/32	16,678	17,457

Pool 725418, 6.50%, 5/01/34	166,012	188,799

Pool 833143, 5.50%, 9/01/35	1,001,078	1,121,702

Pool 843323, 5.50%, 10/01/35	100,430	112,342

Pool AE2520, 3.00%, 1/01/26	421,745	439,959

Pool MA0909, 3.00%, 11/01/21	893,084	934,441

Pool MA0921, 3.00%, 12/01/21	6,510,334	6,811,815

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,425,167

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%

Pool 1061, 9.00%, 4/20/23	15,564	16,181

Pool 1886, 9.00%, 10/20/24	1,089	1,145

Pool 188603, 9.00%, 11/15/16	3,845	3,927

Pool 208196, 9.00%, 2/15/17	6,067	6,201

Pool 306066, 8.50%, 7/15/21	4,005	4,636

Pool 307983, 8.50%, 7/15/21	15,312	15,739

Pool 341948, 8.50%, 1/15/23	7,610	7,805

Pool 346572, 7.00%, 5/15/23	9,599	10,233

Pool 484269, 7.00%, 9/15/28	42,826	46,410

Pool 581522, 6.00%, 5/15/33	168,452	183,806

Pool 592505, 6.00%, 4/15/33	149,453	160,803

Pool 780440, 8.50%, 11/15/17	860	928

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$457,814

TOTAL MORTGAGE-BACKED SECURITIES (COST $13,701,347)		$14,187,663

MUNICIPAL BOND – 0.2%

DEVELOPMENT – 0.2%

City of Miami, FL, Rent Revenue, Series 1998, (Lease payments guaranteed by U.S. Government), 8.65%, 7/01/19	115,000	135,824

TOTAL MUNICIPAL BOND (COST $123,507)		$135,824

U.S. TREASURY – 3.7%

U.S. TREASURY INFLATION INDEXED NOTE – 1.4%

1.13%, 1/15/21	1,100,000	1,262,760

U.S. TREASURY NOTE – 2.3%

0.88%, 4/15/17	2,000,000	2,008,307

TOTAL U.S. TREASURY (COST $3,206,430)		$3,271,067

Description	Number of Shares	\Value

MONEY MARKET FUND – 3.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%^	2,947,434	$2,947,434

TOTAL MONEY MARKET FUND (COST $2,947,434)		$2,947,434

TOTAL INVESTMENTS – 99.8% (COST $87,895,427)		$88,941,017

OTHER ASSETS LESS LIABILITIES – 0.2%		182,944

TOTAL NET ASSETS – 100.0%		$89,123,961

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	31

Wilmington Short Duration Government Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $87,895,317. The net unrealized appreciation/(depreciation) of investments was $1,045,700. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,455,339 and net unrealized depreciation from investments for those securities having an excess of cost over value of $409,639.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$20,883,579	$—	$20,883,579
Corporate Bond	—	540,671	—	540,671
Government Agencies	—	46,974,779	—	46,974,779
Mortgage-Backed Securities	—	14,187,663	—	14,187,663
Municipal Bond	—	135,824	—	135,824
U.S. Treasury	—	3,271,067	—	3,271,067
Money Market Fund	2,947,434	—	—	2,947,434

Total	$2,947,434	$85,993,583	$—	$88,941,017

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

32

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Municipal Bond Fund

At October 31, 2014, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
General Obligations	16.4%
Dedicated Tax	16.0%
Medical	15.4%
Water & Sewer	8.1%
Lease	8.0%
Transportation	6.7%
School District	6.1%
Higher Education	4.9%
Airport	4.6%
Pre-Refunded/Escrow	4.5%
Utilities	3.6%
Water	2.2%
Power	0.6%
Cash Equivalents[1]	2.3%
Other Assets and Liabilities – Net[2]	0.6%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	24.6%
AA	48.4%
A	19.0%
BBB	0.7%
Not Rated	6.7%
Other Assets and Liabilities – Net[2]	0.6%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.1%

ALABAMA – 0.5%

MEDICAL – 0.5%

The University of Alabama, Refunding Revenue Bonds, (Series A), 5.75%, 9/01/22	$ 1,000,000	$1,133,390

TOTAL ALABAMA		$1,133,390

ARIZONA – 1.6%

WATER & SEWER – 1.6%

Arizona Water Infrastructure Finance Authority, Revenue Bonds, Water Utility Improvements, (Series A), 5.00%, 10/01/23	3,000,000	3,438,660

TOTAL ARIZONA		$3,438,660

CALIFORNIA – 9.8%

AIRPORT – 1.6%

San Francisco City & County Airports Comm-San Francisco International Airport, Refunding Revenue Bonds, 5.00%, 5/01/26	2,925,000	3,416,868

Description	Par Value	Value

LEASE – 4.5%

Los Angeles Unified School District, CA, Certificate Participation Refunding Bonds,, (Series B), (Headquarters Building), 5.00%, 10/01/27	$ 4,300,000	$5,035,687

Sacramento, CA, City Financing Authority, Refunding Revenue Bonds, (Series B), 5.40%, 11/01/20	4,000,000	4,472,320

TOTAL LEASE		$9,508,007

SCHOOL DISTRICT – 0.9%

San Ramon Valley Unified School District, CA, GO Unlimited, Refunding Bonds, 5.00%, 8/01/27	1,490,000	1,766,768

WATER & SEWER – 2.8%

City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), (Water Revenue), 5.00%, 11/01/27	5,000,000	5,930,150

TOTAL CALIFORNIA		$20,621,793

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	33

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

COLORADO – 1.1%

AIRPORT – 1.1%

City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	$2,000,000	$2,361,080

TOTAL COLORADO		$2,361,080

DISTRICT OF COLUMBIA – 1.1%

DEDICATED TAX – 1.1%

District of Columbia, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/27	2,000,000	2,373,360

TOTAL DISTRICT OF COLUMBIA		$2,373,360

FLORIDA – 0.6%

LEASE – 0.6%

City of Jacksonville, FL, Refunding Revenue Bonds, (Series C), 5.00%, 10/01/26	1,000,000	1,187,810

TOTAL FLORIDA		$1,187,810

GEORGIA – 2.9%

GENERAL OBLIGATIONS – 1.1%

State of Georgia, GO Unlimited, Refunding Revenue Bonds, (Series C), 5.00%, 7/01/21	2,000,000	2,234,080

HIGHER EDUCATION – 1.0%

Fulton County Development Authority, GA, Refunding Revenue Bonds, (Series A), (Georgia Technology Foundation Inc., OBG), 5.25%, 11/01/24	1,750,000	2,230,042

MEDICAL – 0.8%

Cobb County Kennestone Hospital Authority, Refunding Revenue Bonds, 5.00%, 4/01/27	1,500,000	1,740,405

TOTAL GEORGIA		$6,204,527

ILLINOIS – 2.1%

DEDICATED TAX – 1.6%

State of Illinois, Revenue Bonds, Public Improvements, (National Reinsurance FGIC), 6.00%, 6/15/26	2,500,000	3,295,950

GENERAL OBLIGATIONS – 0.5%

County of Cook, IL, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/17	1,000,000	1,118,480

TOTAL ILLINOIS		$4,414,430

INDIANA – 1.8%

GENERAL OBLIGATIONS – 0.7%

Indianapolis-Marion County Public Library, GO Unlimited, Refunding Revenue Bonds, (State Intercept Program), 5.00%, 1/01/19	1,270,000	1,464,704

MEDICAL – 1.1%

Indiana Finance Authority, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	2,000,000	2,268,080

TOTAL INDIANA		$3,732,784

Description	Par Value	Value

MARYLAND – 1.1%

LEASE – 1.1%

County of Baltimore, MD, Certificate Participation Bonds, Public Improvements, 5.00%, 10/01/21	$2,000,000	$2,386,460

TOTAL MARYLAND		$2,386,460

MASSACHUSETTS – 1.4%

WATER & SEWER – 1.4%

Massachusetts Water Resources Authority, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 8/01/27	2,325,000	2,976,302

TOTAL MASSACHUSETTS		$2,976,302

MICHIGAN – 6.9%

DEDICATED TAX – 3.0%

Michigan Finance Authority, Refunding Revenue Bonds, (Series A), (Unemployment Obligation Assessment), 5.00%, 7/01/18	3,500,000	4,019,820

Michigan Finance Authority, Refunding Revenue Bonds, (Series B), (Unemployment Obligation Assessment), 5.00%, 7/01/21	2,000,000	2,285,660

TOTAL DEDICATED TAX		$6,305,480

MEDICAL – 0.7%

Royal Oak Hospital Finance Authority, MI, Refunding Revenue Bonds, (Series D), (William Beaumont Hospital), 5.00%, 9/01/20	1,200,000	1,416,060

SCHOOL DISTRICT – 0.5%

Ann Arbor School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 5.00%, 5/01/17	1,000,000	1,108,280

UTILITIES – 1.7%

Lansing Board of Water & Light, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,435,030

WATER & SEWER – 1.0%

Michigan Municipal Bond Authority, Revenue Bonds, Water Utility Improvements, 5.00%, 10/01/19	2,075,000	2,163,851

TOTAL MICHIGAN		$14,428,701

MISSOURI – 1.9%

AIRPORT – 0.5%

City of St Louis, MO, Airport Revenue, Refunding Revenue Bonds, (Series A), (Lambert International Airport), (AGM), 5.00%, 7/01/23	1,000,000	1,088,150

MEDICAL – 1.4%

Missouri State Health & Educational Facilities Authority, MO, Refunding Revenue Bonds, (Series A), (SSM Health Care) 5.00%, 6/01/20	1,000,000	1,178,270

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

34	PORTFOLIOS OF INVESTMENTS

      Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

5.00%, 6/01/28	$1,500,000	$1,760,505

TOTAL MEDICAL		$2,938,775

TOTAL MISSOURI		$4,026,925

NEVADA – 1.6%

DEDICATED TAX – 1.1%

County of Clark, NV, Refunding Revenue Bonds, (Motor Vehicle Fuel Tax), 5.00%, 7/01/18	2,000,000	2,291,580

SCHOOL DISTRICT – 0.5%

Washoe County School District, NV, GO Limited, Refunding Revenue Bonds, (Series A), 4.00%, 6/01/18	1,000,000	1,109,310

TOTAL NEVADA		$3,400,890

NEW YORK – 12.3%

DEDICATED TAX – 6.4%

Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), (Sales Tax), 5.00%, 11/15/21	1,960,000	2,372,933

New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Subseries E), 5.00%, 11/01/22	4,125,000	4,938,244

New York Local Government Assistance Corp., NY, Refunding Revenue Bonds, (Series A), (GO of Corp.), 5.00%, 4/01/19	1,500,000	1,755,765

New York State Dormitory Authority, Refunding Revenue Bonds, (Series B), (AMBAC), 5.50%, 3/15/25	1,750,000	2,247,857

New York State Environmental Facilities Corp., Revenue Bonds, Recreational Facility Improvements, (Series A), 5.00%, 12/15/21	2,000,000	2,104,940

TOTAL DEDICATED TAX		$13,419,739

GENERAL OBLIGATIONS – 0.6%

County of Sullivan, NY, GO Limited, Refunding Revenue Bonds, (Public Improvement), 5.00%, 7/15/18	1,100,000	1,254,330

LEASE – 1.1%

Erie County Industrial Development Agency School, NY, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/18	1,000,000	1,143,140

Tobacco Settlement Financing Corp., NY, Refunding Revenue Bonds, (Series B), 5.00%, 6/01/22	1,000,000	1,109,270

TOTAL LEASE		$2,252,410

TRANSPORTATION – 4.2%

Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Series E), (Transit Improvements), 5.00%, 11/15/19	2,565,000	3,016,158

Description	Par Value	Value

Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), (Transit Improvements), 5.00%, 11/15/29	$ 3,000,000	$3,482,340

Port Authority of New York & New Jersey, Refunding Revenue Bonds, (Airport & Marina Improvements), 5.00%, 12/01/23	2,000,000	2,427,980

TOTAL TRANSPORTATION		$8,926,478

TOTAL NEW YORK		$25,852,957

NORTH CAROLINA – 1.5%

GENERAL OBLIGATIONS – 1.5%

City of Charlotte, NC, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/18	2,745,000	3,163,420

TOTAL NORTH CAROLINA		$3,163,420

OHIO – 3.2%

DEDICATED TAX – 0.8%

County of Hamilton, OH, Refunding Revenue Bonds, (Series A), (AMBAC), 5.00%, 12/01/17	1,500,000	1,638,570

GENERAL OBLIGATIONS – 1.1%

Akron-Summit County Public Library, OH, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,346,238

WATER & SEWER – 1.3%

Ohio Water Development Authority, OH, Refunding Revenue Bonds, (Series C), (Water Pollution Center, OBG), 5.00%, 12/01/20	2,275,000	2,741,125

TOTAL OHIO		$6,725,933

PENNSYLVANIA – 13.3%

DEDICATED TAX – 0.7%

Sports & Exhibition Authority of Pittsburgh & Allegheny County, PA, Refunding Revenue Bonds, (AGM), 5.00%, 2/01/23	1,250,000	1,427,675

GENERAL OBLIGATIONS – 0.5%

City of Philadelphia, PA, GO Unlimited, Public Improvements, (CIFG), 5.00%, 8/01/23	1,000,000	1,072,160

LEASE – 0.7%

Philadelphia Redevelopment Authority, PA, Revenue Bonds, Economic Improvements, (Series C), (National Reinsurance FGIC), 5.00%, 4/15/27	1,500,000	1,513,305

MEDICAL – 3.1%

Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,430,000	1,722,120

Lancaster County Hospital Authority, PA, Refunding Revenue Bonds, (Series B), (Lancaster General Hospital, OBG) 5.00%, 3/15/19	1,485,000	1,626,803

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

5.00%, 3/15/23	$ 1,770,000	$1,925,902

Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (University of Pennsylvania Health System, OBG), 5.00%, 8/15/18	1,200,000	1,367,448

TOTAL MEDICAL		$6,642,273

PRE-REFUNDED/ESCROW – 4.5%

Bucks County, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	4,775,000	6,656,302

Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC), 6.00%, 9/01/19	2,410,000	2,837,462

TOTAL PRE-REFUNDED/ESCROW		$9,493,764

SCHOOL DISTRICT – 3.0%

Hamburg Area School District, PA, GO Unlimited, Refunding Revenue Notes, (Series A), (AGM State Aid Withholding), 5.50%, 4/01/24	2,405,000	2,824,865

Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,060,207

School District of Philadelphia, PA, GO Unlimited, School Improvements, (Series D), (AGM State Aid Withholding), 5.50%, 6/01/17	1,300,000	1,447,446

TOTAL SCHOOL DISTRICT		$6,332,518

TRANSPORTATION – 0.8%

Pennsylvania State Turnpike Commission, PA, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	1,400,000	1,627,388

TOTAL PENNSYLVANIA		$28,109,083

TENNESSEE – 0.9%

GENERAL OBLIGATIONS – 0.9%

Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Revenue Bonds, 5.00%, 7/01/17	1,610,000	1,802,347

TOTAL TENNESSEE		$1,802,347

TEXAS – 19.6%

AIRPORT – 1.4%

Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D), 5.25%, 11/01/23	2,500,000	3,028,225

GENERAL OBLIGATIONS – 4.6%

City of Frisco, TX, GO Limited, Refunding Revenue Bonds, 5.00%, 2/15/18	2,000,000	2,274,560

County of Travis, TX, GO Limited, Refunding Revenue Bonds, 5.00%, 3/01/19	1,270,000	1,481,506

State of Texas, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/21	5,000,000	6,044,750

TOTAL GENERAL OBLIGATIONS		$9,800,816

Description	Par Value	Value

HIGHER EDUCATION – 1.7%

Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG), 5.00%, 11/15/19	$ 3,105,000	$3,611,270

MEDICAL – 6.6%

North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Children’s Medical Center of Dallas Project, OBG), 5.00%, 8/15/18	1,000,000	1,146,050

Tarrant County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Texas Health Resources, OBG), 5.00%, 2/15/21	5,000,000	5,482,100

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	7,263,507

TOTAL MEDICAL		$13,891,657

SCHOOL DISTRICT – 1.2%

Mesquite Independent School District, TX, GO Unlimited, Refunding Revenue Bonds, (Series B), (PSF-GTD), 5.00%, 8/15/19††	2,165,000	2,553,682

UTILITIES – 1.9%

City of Houston Utility System, TX, Refunding Revenue Bonds, (Series C), (Comb-First Lien)

5.00%, 5/15/21	1,250,000	1,506,087

5.00%, 5/15/23	2,000,000	2,449,600

TOTAL UTILITIES		$3,955,687

WATER – 2.2%

City of Austin Water & Wastewater System,TX, Refunding Revenue Bonds, 5.00%, 5/15/20	3,810,000	4,534,852

TOTAL TEXAS		$41,376,189

UTAH – 1.2%

MEDICAL – 1.2%

County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG)

5.00%, 5/15/25	1,025,000	1,190,179

5.00%, 5/15/26	1,200,000	1,388,148

TOTAL MEDICAL		$2,578,327

TOTAL UTAH		$2,578,327

VIRGINIA – 2.2%

HIGHER EDUCATION – 2.2%

Virginia, College Building Authority, VA, Revenue Bonds, University & College Improvements, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	4,000,000	4,713,920

TOTAL VIRGINIA		$4,713,920

WASHINGTON – 6.8%

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

36	PORTFOLIOS OF INVESTMENTS

      Wilmington Municipal Bond Fund (concluded)

Description	Par Value	Value

DEDICATED TAX – 1.3%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Transit Improvements, (National Reinsurance FGIC), 5.25%, 2/01/21	$ 2,300,000	$2,711,585

GENERAL OBLIGATIONS – 4.9%

State of Washington, GO Unlimited, Refunding Revenue Bonds, (Series R-2015A), 5.00%, 7/01/24	3,425,000	4,254,227

State of Washington, GO Unlimited, Refunding Revenue Bonds, (Series R-C), 5.00%, 7/01/24	5,000,000	6,110,150

TOTAL GENERAL OBLIGATIONS		$10,364,377

POWER – 0.6%

County of Lewis Public Utility District No. 1, WA, Current Refunding Revenue Bonds, 5.25%, 10/01/28	1,000,000	1,211,440

TOTAL WASHINGTON		$14,287,402

WISCONSIN – 1.7%

TRANSPORTATION – 1.7%

Wisconsin Department of Transportation, Refunding Revenue Bonds, (Series 2), 5.00%, 7/01/19	1,500,000	1,766,505

Description	Par Value	Value

Wisconsin Department of Transportation, Revenue Bonds, (Series 1), (Highway Improvements), 5.00%, 7/01/22	$ 1,500,000	$1,751,835

TOTAL TRANSPORTATION		$3,518,340

TOTAL WISCONSIN		$3,518,340

TOTAL MUNICIPAL BONDS
(COST $194,374,170)		$204,815,030

	Number of Shares

MONEY MARKET FUND – 2.3%

Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	4,728,055	$4,728,055

TOTAL MONEY MARKET FUND
(COST $4,728,055)		$4,728,055

TOTAL INVESTMENTS – 99.4%
(COST $199,102,225)		$209,543,085

OTHER ASSETS LESS LIABILITIES – 0.6%		1,299,150

TOTAL NET ASSETS – 100.0%		$210,842,235

Cost of investments for Federal income tax purposes is $199,102,225. The net unrealized appreciation/(depreciation) of investments was $10,440,860. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $10,490,726 and net unrealized depreciation from investments for those securities having an excess of cost over value of $49,866.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$204,815,030	$—	$204,815,030
Money Market Fund	4,728,055	—	—	4,728,055

Total	$4,728,055	$204,815,030	$—	$209,543,085

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

37

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Maryland Municipal Bond Fund

At October 31, 2014, the Fund’s sector classifications as follows (unaudited):

Percentage of Total Net Assets
General Obligations	33.9%
Transportation	16.8%
Medical	15.9%
Higher Education	9.6%
Water & Sewer	5.7%
Pre-Refunded/Escrow	5.0%
Dedicated Tax	3.9%
Lease	3.9%
Continuing Care	1.4%
Cash Equivalents[1]	2.8%
Other Assets and Liabilities – Net[2]	1.1%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	29.8%
AA	39.4%
A	9.3%
BBB	1.4%
Not Rated	19.0%
Other Assets and Liabilities – Net[2]	1.1%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 96.1%

MARYLAND – 96.1%

CONTINUING CARE – 1.4%

Baltimore County, MD, Revenue Refunding Bonds, (Series A), (Oak Crest Village, Inc.), 5.00%, 1/01/22	$1,200,000	$1,276,848

DEDICATED TAX – 3.9%

Maryland State Department of Transportation, Revenue Bonds, Transit Improvements

5.00%, 2/15/28	1,375,000	1,591,604

5.50%, 2/15/17	1,740,000	1,920,177

TOTAL DEDICATED TAX		$3,511,781

GENERAL OBLIGATIONS – 33.9%

Baltimore County, MD, GO Unlimited, Refunding Notes, 5.00%, 11/01/18	1,000,000	1,162,630

Baltimore County, MD, GO Unlimited, Refunding Notes, Public Improvements, 5.00%, 2/01/28	1,000,000	1,175,300

Cecil County, MD, GO Unlimited, Refunding Bonds, 5.00%, 11/01/23	2,590,000	3,142,551

Description	Par Value	Value

Charles County, MD, GO Unlimited, Refunding Bonds, 5.00%, 3/01/20	$3,020,000	$3,591,988

Frederick County, MD, GO Unlimited, Refunding Bonds, 5.25%, 11/01/19	1,500,000	1,797,270

Harford County, MD, GO Unlimited, Public Improvements, 4.00%, 7/01/20	2,000,000	2,251,960

Howard County, MD, GO Unlimited, Refunding Bonds, (Series B), 5.00%, 8/15/18	2,500,000	2,888,575

Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,436,880

Montgomery County, MD, GO Unlimited, Refunding Notes, (Series A)

5.00%, 8/01/19	1,570,000	1,855,504

5.00%, 7/01/22	2,000,000	2,350,680

Prince George’s County, MD, GO Limited, Public Improvements, (Series A), 5.00%, 9/15/27	1,020,000	1,199,255

State of Maryland, GO Unlimited, Refunding Bonds, 5.00%, 8/01/20	3,000,000	3,614,520

Washington Suburban Sanitary Commission, MD, GO Unlimited, Refunding Bonds, 6.00%, 6/01/18	1,000,000	1,183,440

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

38	PORTFOLIOS OF INVESTMENTS

Wilmington Maryland Municipal Bond Fund (continued)

Description	Par Value	Value
Washington Suburban Sanitary Commission, MD, GO Unlimited, Water & Utility Improvements, 5.00%, 6/01/18	$1,315,000	$1,511,882

TOTAL GENERAL OBLIGATIONS		$30,162,435

HIGHER EDUCATION – 9.6%

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B), (Johns Hopkins University), 5.00%, 7/01/23	2,000,000	2,463,620

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Johns Hopkins University)

5.00%, 7/01/24	2,000,000	2,434,780

5.00%, 7/01/26	3,000,000	3,608,340

TOTAL HIGHER EDUCATION		$8,506,740

LEASE – 3.9%

Maryland Economic Development Corp., Refunding Revenue Bonds, (Dept. Transaction Headquarters), 4.00%, 6/01/21	1,000,000	1,140,130

Maryland Economic Development Corp., Revenue Bonds, General Improvements, (Public Health Laboratory), 5.00%, 6/01/19	1,000,000	1,169,520

Maryland Stadium Authority, MD, Refunding Revenue Bonds, 5.00%, 6/15/17	1,055,000	1,175,650

TOTAL LEASE		$3,485,300

MEDICAL – 15.9%

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Anne Arundel Health Systems)

5.00%, 7/01/22	1,000,000	1,176,870

5.00%, 7/01/25	1,000,000	1,149,710

5.00%, 7/01/26	1,100,000	1,256,530

5.00%, 7/01/27	535,000	608,562

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Greater Baltimore Medical Center), 5.00%, 7/01/25	1,015,000	1,175,289

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center), 5.50%, 1/01/28	2,500,000	2,731,275

Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Health System)

5.00%, 7/01/19	1,000,000	1,176,170

5.00%, 7/01/22	1,000,000	1,208,690

Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series B), (MedStar Health) 5.00%, 8/15/26	1,500,000	1,747,395

Description	Par Value	Value

5.00%, 8/15/27	$1,000,000	$1,155,140

Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series C), (Johns Hopkins Health System), 5.00%, 5/15/28	675,000	792,963

TOTAL MEDICAL		$14,178,594

PRE-REFUNDED/ESCROW – 5.0%

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Helix Health Systems, Inc.), (AMBAC), 5.00%, 7/01/27	3,630,000	4,422,356

TRANSPORTATION – 16.8%

Maryland State Department of Transportation, Refunding Revenue Bonds 5.00%, 5/01/17	2,000,000	2,224,140

5.00%, 5/01/18	825,000	945,656

Maryland State Transportation Authority, Refunding Revenue Bonds 5.00%, 7/01/18	2,500,000	2,872,275

5.00%, 7/01/25	1,000,000	1,190,320

Maryland State Transportation Authority, Revenue Bonds, Highway Improvements, 5.25%, 3/01/18	3,520,000	4,041,594

Montgomery County, MD, Parking System Revenue, Refunding Revenue Bonds 4.00%, 6/01/16	1,440,000	1,521,216

5.00%, 6/01/21	1,820,000	2,185,274

TOTAL TRANSPORTATION		$14,980,475

WATER & SEWER – 5.7%

Maryland Water Quality Financing Administration Revolving Loan Fund, Revenue Bonds, Sewer Improvements 5.00%, 3/01/20	2,525,000	3,016,163

5.00%, 3/01/26	1,650,000	2,027,982

TOTAL WATER & SEWER		$5,044,145

TOTAL MARYLAND		$85,568,674

TOTAL MUNICIPAL BONDS (COST $82,158,130)		$85,568,674

	Number of Shares

MONEY MARKET FUND – 2.8%

Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	2,438,047	$2,438,047

TOTAL MONEY MARKET FUND (COST $2,438,047)		$2,438,047

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	39

Wilmington Maryland Municipal Bond Fund (concluded)

Description	Value

TOTAL INVESTMENTS – 98.9%
(COST $84,596,177)	$88,006,721

OTHER ASSETS LESS LIABILITIES – 1.1%	1,004,129

TOTAL NET ASSETS – 100.0%	$89,010,850

Cost of investments for Federal income tax purposes is $84,655,862. The net unrealized appreciation/(depreciation) of investments was $3,350,859. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,434,611 and net unrealized depreciation from investments for those securities having an excess of cost over value of $83,752.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$85,568,674	$—	$85,568,674
Money Market Fund	2,438,047	—	—	2,438,047

Total	$2,438,047	$85,568,674	$—	$88,006,721

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

40

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington New York Municipal Bond Fund

At October 31, 2014, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Dedicated Tax	16.3%
Transportation	15.8%
Lease	15.6%
School District	12.5%
General Obligations	8.5%
Water & Sewer	8.4%
Medical	5.3%
Pre-Refunded/Escrow	4.8%
Power	3.5%
Higher Education	3.4%
General	2.8%
Cash Equivalents[1]	1.9%
Other Assets and Liabilities – Net[2]	1.2%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	20.3%
AA	46.5%
A	21.5%
Not Rated	10.5%
Other Assets and Liabilities – Net[2]	1.2%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 96.9%

NEW YORK – 96.9%

DEDICATED TAX – 16.3%

Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/24	$1,000,000	$1,213,380

Nassau County Interim Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	1,000,000	1,210,680

New York Local Government Assistance Corp., Refunding Revenue Notes, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,570,960

New York State Dormitory Authority, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 3/15/25	5,100,000	6,226,029

New York State Thruway Authority, Revenue Bonds, Public Improvements, (Series A), 5.25%, 3/15/23	1,000,000	1,127,870

New York State Thruway Authority, Revenue Bonds, Transit Improvements, (Series A), 5.00%, 3/15/27	1,000,000	1,138,350

TOTAL DEDICATED TAX		$14,487,269

Description	Par Value	Value

GENERAL – 2.8%

Sales Tax Asset Receivable Corp., Revenue Refunding Bonds, (Series A), 5.00%, 10/15/26	$2,000,000	$2,484,020

GENERAL OBLIGATIONS – 8.5%

New York Municipal Bond Bank Agency, Refunding Revenue Bonds, (Subseries B1)/(AGM), 5.00%, 4/15/21	3,000,000	3,438,000

New York State, GO Unlimited, Highway Improvements, (Series E), (State Aid Withholding), 5.00%, 12/15/21	2,090,000	2,537,302

Westchester County, NY, GO, Unlimited, Refunding Bonds, Series A, 5.00%, 10/15/17	1,395,000	1,575,471

TOTAL GENERAL OBLIGATIONS		$7,550,773

HIGHER EDUCATION – 3.4%

New York State Dormitory Authority, Revenue Bond, University and College Improvements, (Series A), 5.00%, 7/01/28	1,000,000	1,170,740

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	41

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York State Dormitory Authority, University & College Improvements, (Series A), (NATL-RE), 6.00%, 7/01/19	$1,500,000	$1,810,995

TOTAL HIGHER EDUCATION		$2,981,735

LEASE – 15.6%

Erie County, NY, IDA, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/17	1,400,000	1,554,420

Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(AGM, State Aid Withholding), 5.75%, 5/01/21	1,000,000	1,122,800

Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,539,130

New York City, NY, Transitional Finance Authority, Building Aid, Revenue Refunding Bonds, School Improvements, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,770,000	3,140,432

New York State Dormitory Authority, Refunding Revenue Bonds, (AGM), 5.00%, 7/01/18	1,000,000	1,107,640

New York State Urban Development Corp., Refunding Revenue Notes, (Series B), 5.25%, 1/01/23	3,000,000	3,433,260

TOTAL LEASE		$13,897,682

MEDICAL – 5.3%

Monroe County, NY, IDA, Refunding Revenue Bonds, (Highland Hospital Rochester Project), 5.00%, 8/01/22	1,000,000	1,029,570

New York State Dormitory Authority, Revenue Refunding Bonds, (Series A), (North Shore Long Island Jewish)

5.00%, 5/01/16	1,000,000	1,067,110

5.00%, 5/01/17	1,300,000	1,431,716

New York State Dormitory Authority, Revenue Refunding Bonds, (Series C), (Memorial Sloan Kettering Cancer Center)/(National Reinsurance), 5.75%, 7/01/19	1,010,000	1,204,001

TOTAL MEDICAL		$4,732,397

POWER – 3.5%

New York Power Authority/The, Revenue Refunding Bonds, (Series A), (GO of Authority), 5.00%, 11/15/22	2,575,000	3,136,711

PRE-REFUNDED/ESCROW – 4.8%

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC - ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,268,845

SCHOOL DISTRICT – 12.5%

Byram Hills Central School District, NY, GO Unlimited, Refunding Bonds, (State Aid Withholding), 5.00%, 11/15/17	1,000,000	1,131,170

Description	Par Value	Value

Chester Union Free School District, GO Unlimited, Refunding Bonds, (State Aid Withholding), 5.00%, 4/15/27	$1,555,000	$1,808,776

Commack Union Free School District/NY, Refunding Bonds, (GO, State Aid Withholding), 4.00%, 11/15/21	1,625,000	1,830,595

East Meadow Union Free School District, GO Unlimited, Refunding Bonds, (State Aid Withholding), 4.00%, 8/15/18	1,385,000	1,538,430

Greece Central School District, NY, GO Unlimited, Refunding Bonds, (Series A), (State Aid Withholding), 5.00%, 6/15/18	1,000,000	1,139,430

New York State Dormitory Authority, Revenue Refunding Bonds, School Improvements, (Series C), (State Aid Withholding), 7.25%, 10/01/28	3,000,000	3,643,200

TOTAL SCHOOL DISTRICT		$11,091,601

TRANSPORTATION – 15.8%

Metropolitan Transportation Authority, NY, Revenue Bonds, Transit Improvements, (Series B), 5.00%, 11/15/22	1,000,000	1,119,590

Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series A), 5.00%, 11/15/25	1,405,000	1,661,131

Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series B), 5.00%, 11/15/29	2,000,000	2,321,560

Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series E), 5.00%, 11/15/28	2,000,000	2,324,060

Port Authority of New York & New Jersey, Refunding Revenue Bonds, Airport & Marina Improvements, (Series B), 5.00%, 12/01/23	3,000,000	3,641,970

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series B)

5.00%, 11/15/25	1,000,000	1,218,650

5.00%, 11/15/28	1,500,000	1,793,160

TOTAL TRANSPORTATION		$14,080,121

WATER & SEWER – 8.4%

New York City, NY, Water & Sewer System, Refunding Revenue Bonds, (Series BB), 5.00%, 6/15/27	5,500,000	6,326,155

New York State Environmental Facilities Corp., Refunding Revenue Bonds, NYC Municipal Water, 5.00%, 6/15/17	1,020,000	1,140,095

TOTAL WATER & SEWER		$7,466,250

TOTAL NEW YORK		$86,177,404

TOTAL MUNICIPAL BONDS
(COST $81,242,565)		$86,177,404

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

42	PORTFOLIOS OF INVESTMENTS

    Wilmington New York Municipal Bond Fund (concluded)

Description	Number of Shares	Value

MONEY MARKET FUND – 1.9%

Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	1,698,708	$1,698,708

TOTAL MONEY MARKET FUND
(COST $1,698,708)		$1,698,708

Description	Number of Shares	Value

TOTAL INVESTMENTS – 98.8%
(COST $82,941,273)		$87,876,112

OTHER ASSETS LESS LIABILITIES – 1.2%		1,077,868

TOTAL NET ASSETS – 100.0%		$88,953,980

Cost of investments for Federal income tax purposes is $83,003,576. The net unrealized appreciation/(depreciation) of investments was $4,872,536. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,016,210 and net unrealized depreciation from investments for those securities having an excess of cost over value of $143,674.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$86,177,404	$—	$86,177,404
Money Market Fund	1,698,708	—	—	1,698,708

Total	$1,698,708	$86,177,404	$—	$87,876,112

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

43

NOTES TO PORTFOLIOS OF INVESTMENTS

Δ	Floating rate note with current rate and stated maturity date shown.
¿	The rate shown reflects the effective yield at purchase date.
Ω	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2014, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Broad Market Bond Fund	$38,933,889	4.1%
Intermediate-Term Bond Fund	2,047,783	1.3%
Short-Term Corporate Bond Fund	3,942,993	2.4%

•	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities were as follows:

Security	Acquisition Date	Cost	Market Value	Percentage of Total Net Assets
Broad Market Bond Fund
Apache Corp.	10/30/2014	$3,499,679	$3,499,708
Baxter International	10/23/2014	3,999,624	3,999,856
Consolidated Edison Co.	10/27/2014	2,999,835	2,999,908
Crown Castle Towers LLC	07/29/2010	1,000,000	1,051,085
Crown Castle Towers LLC	08/04/2010	1,003,370	1,051,085
Daimler Finance North America LLC	09/07/2011	247,588	265,055
Dominion Resources, Inc.	10/23/2014	2,899,738	2,899,899
Extended Stay America Trust 2013-ESH	01/25/2013	797,998	796,262
FirstEnergy Transmission LLC	05/14/2014	2,249,798	2,303,744
FMR LLC	10/28/2009	997,720	1,287,616
General Mills, Inc.	10/31/2014	2,499,931	2,499,931
Harley-Davidson Funding Corp.	11/19/2009	499,195	503,162
Harley-Davidson Financial Services, Inc.	09/11/2014	747,128	752,553
Hyundai Capital America	12/01/2011	248,878	264,918
Hyundai Capital America	09/24/2012	249,855	251,748
Hyundai Capital America	08/06/2013	574,666	582,669
Mondelez International, Inc.	10/27/2014	2,499,776	2,499,840
NBCUniversal Enterprise, Inc.	03/20/2013	420,475	421,908
Pacific Gas and Electric Co.	10/31/2014	2,999,930	2,999,930
Sempra Energy Holdings	10/31/2014	2,599,624	2,599,624
SLM Private Education Loan Trust	04/14/2011	275,850	278,197
Thermo Fisher Scientific	10/27/2014	2,999,767	2,999,900
Weatherford International Ltd.	10/30/2014	1,999,474	1,999,522
WM Wrigley Jr. Co.	10/17/2013	124,861	125,769
			$38,933,889	4.1%
Intermediate-Term Bond Fund
Daimler Finance North America LLC	07/24/2014	498,275	499,282
FirstEnergy Transmission LLC	05/14/2014	749,933	767,915
Harley-Davidson Financial Services, Inc.	09/11/2014	249,043	250,851
SLM Private Education Loan Trust	04/14/2011	275,850	278,197
WM Wrigley Jr. Co.	10/16/2013	249,722	251,538
			$2,047,783	1.3%
Short-Term Corporate Bond Fund
Daimler Finance North America LLC	07/24/2014	1,993,100	1,997,128
Extended Stay America Trust 2013-ESH	01/25/2013	503,736	502,640

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

44	NOTES TO PORTFOLIOS OF INVESTMENTS

Security	Acquisition Date	Cost	Market Value	Percentage of Total Net Assets
Hyundai Capital America	08/06/2013	$399,768	$405,335
Hyundai Capital America	09/24/2012	249,855	251,748
Hyundai Motor Manufacturing Czech	04/15/2010	249,248	254,229
SLM Private Education Loan Trust	04/14/2011	367,800	370,929
WM Wrigley Jr. Co.	10/17/2013	159,822	160,984
			$3,942,993	2.4%

^	7-Day net yield.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
∑	All or a portion of this security was segregated for extended settlement contracts.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

AGM – Assured Guaranty Municipal	GO – General Obligation

AMBAC – American Bond Assurance Corporation	GTD – Guaranteed

BKNT – Bank Note	IDA – Industrial Development Authority/Agency

CAPMAC – Capital Markets Assurance Corporation	LLC – Limited Liability Corporation

CIFG – CIFG Assurance North America, Inc.	LP – Limited Partnership

CMBS – Commercial Mortgage-Backed Securities	MTN – Medium Term Note

ETM – Escrowed to Maturity	NATL-RE – National Public Finance Guarantee Corporation

FGIC – Financial Guarantee Insurance Company	OBG – Obligation

FHLB – Federal Home Loan Bank	PLC – Public Company Limited

FHLMC – Federal Home Loan Mortgage Corporation	PSF – Permanent School Fund

FNMA – Federal National Mortgage Association	Q-SBLF – Qualified School Bond Loan Fund

FRN – Floating Rate Note	REIT – Real Estate Investment Trust

GMTN –Global Medium Term Note	UPMC – University of Pittsburgh Medical Center

GNMA – Government National Mortgage Association

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	45

October 31, 2014 (unaudited)	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund		Wilmington Short-Term Corporate Bond Fund		Wilmington Short Duration Government Bond Fund
ASSETS:
Investments, at identified cost	$382,757,475		$137,454,527		$103,088,489		$87,895,427

Investments in securities, at value (Including $6,764,150, $9,416,639, $0 and $0 of securities on loan, respectively) (Note 2)	390,432,209		139,521,599		103,463,670		88,941,017
Cash	—		307,559		—		—
Interest receivable	2,209,639		919,327		604,046		254,288
Receivable for shares sold	1,543,124		294,559		127,672		90,569
Receivable for investments sold	—		855,815		—		157
Other assets	32,965		28,639		30,257		30,399

TOTAL ASSETS	394,217,937		141,927,498		104,225,645		89,316,430

LIABILITIES:
Payable for investments purchased	12,366,295		1,158,705		—		—
Collateral for securities on loan	6,973,636		9,668,901		—		—
Income distribution payable	619,441		173,707		65,121		149,367
Payable for shares redeemed	74,584		32,504		266,318		8,228
Payable for distribution services fee	1,256		1,030		712		1,548
Payable for shareholder services fee	502		412		—		—
Other accrued expenses	48,602		27,540		40,033		33,326

TOTAL LIABILITIES	20,084,316		11,062,799		372,184		192,469

NET ASSETS	$374,133,621		$130,864,699		$103,853,461		$89,123,961

NET ASSETS CONSIST OF:

Paid-in capital	$365,578,764		$126,674,479		$102,337,159		$89,089,563
Undistributed (distributions in excess of) net investment income	(115,584)		742		(7,420)		(131,810)
Accumulated net realized gain (loss) on investments	995,707		2,122,406		1,148,541		(879,382)
Net unrealized appreciation (depreciation) of investments	7,674,734		2,067,072		375,181		1,045,590

TOTAL NET ASSETS	$374,133,621		$130,864,699		$103,853,461		$89,123,961

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$5,821,678		$4,831,054		$3,354,273		$7,184,511

Shares outstanding (unlimited shares authorized)	588,513		476,882		328,274		761,832

Net Asset Value per share	$9.89		$10.13		$10.22		$9.43

Offering price per share*	$10.36	***	$10.61	***	$10.40	**	$9.60 **

Class I
Net Assets	$368,311,943		$126,033,645		$100,499,188		$81,939,450

Shares outstanding (unlimited shares authorized)	37,865,687		12,434,261		9,833,075		8,671,674

Net Asset Value per share	$9.73		$10.14		$10.22		$9.45

*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share 100/98.25 of net asset value.
***	Computation of offering price per share 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

46	STATEMENTS OF ASSETS AND LIABILITIES (concluded)

October 31, 2014 (unaudited)	Wilmington Municipal Bond Fund		Wilmington Maryland Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$199,102,225		$84,596,177		$82,941,273

Investments in securities, at value	209,543,085		88,006,721		87,876,112
Interest receivable	2,825,368		1,148,567		1,174,709
Receivable for shares sold	109,468		46,476		221,079
Receivable for investments sold	372,423		—		—
Other assets	28,347		19,347		13,148

TOTAL ASSETS	212,878,691		89,221,111		89,285,048

LIABILITIES:
Payable for investments purchased	1,476,515		—		—
Income distribution payable	362,614		141,315		158,743
Payable for shares redeemed	153,876		44,127		144,633
Payable for distribution services fee	3,632		5,921		5,029
Payable for shareholder services fee	—		711		—
Other accrued expenses	39,819		18,187		22,663

TOTAL LIABILITIES	2,036,456		210,261		331,068

NET ASSETS	$210,842,235		$89,010,850		$88,953,980

NET ASSETS CONSIST OF:

Paid-in capital	$198,602,119		$85,541,286		$85,727,859
Undistributed (distributions in excess of) net investment income	(30)		67,784		50
Accumulated net realized gain (loss) on investments	1,799,286		(8,764)		(1,708,768)
Net unrealized appreciation (depreciation) of investments	10,440,860		3,410,544		4,934,839

TOTAL NET ASSETS	$210,842,235		$89,010,850		$88,953,980

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$16,899,731		$27,861,803		$23,599,499

Shares outstanding (unlimited shares authorized)	1,242,582		2,754,575		2,211,618

Net Asset Value per share	$13.60		$10.11		$10.67

Offering price per share*	$14.24	***	$10.59	***	$11.17	***

Class I
Net Assets	$193,942,504		$61,149,047		$65,354,481

Shares outstanding (unlimited shares authorized)	14,254,449		6,036,019		6,121,665

Net Asset Value per share	$13.61		$10.13		$10.68

*	See “How are Shares Priced?” in the Prospectus.
***	Computation of offering price per share 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	47

Six Months Ended October 31, 2014 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Intermediate-Term Bond Fund	Wilmington Short-Term Corporate Bond Fund	Wilmington Short Duration Government Bond Fund
INVESTMENT INCOME:
Dividends	$1,296	$145	$310	$91
Interest	3,969,477	1,460,849	971,946	794,645
Securities lending income	6,573	8,990	962	—

TOTAL INVESTMENT INCOME	3,977,346	1,469,984	973,218	794,736

EXPENSES:
Investment advisory fee	712,659	345,302	382,378	232,415
Administrative personnel and services fee	43,399	21,028	23,287	14,154
Portfolio accounting, administration and custodian fees	53,849	30,409	31,324	21,023
Transfer and dividend disbursing agent fees and expenses	55,732	8,846	55,710	13,090
Trustees’ fees	15,224	15,224	15,224	15,224
Professional fees	31,521	30,125	29,916	28,030
Distribution services fee—Class A	7,595	6,396	4,013	9,579
Shareholder services fee—Class A	7,187	5,600	4,013	9,579
Shareholder services fee—Class I	348,734	166,255	187,176	106,629
Share registration costs	6,769	7,590	7,004	6,937
Printing and postage	11,344	3,513	11,190	3,500
Miscellaneous	16,338	13,918	13,669	11,815

TOTAL EXPENSES	1,310,351	654,206	764,904	471,975

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(20,378)	(61,592)	(103,202)	(48,697)
Waiver of shareholder services fee—Class A	(4,557)	(3,838)	(4,013)	(9,579)
Waiver of shareholder services fee—Class I	(348,734)	(166,255)	(187,176)	(106,629)

TOTAL WAIVERS AND REIMBURSEMENTS	(373,669)	(231,685)	(294,391)	(164,905)

Net expenses	936,682	422,521	470,513	307,070

Net investment income (loss)	3,040,664	1,047,463	502,705	487,666

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	508,157	893,454	541,381	1,952
Net change in unrealized appreciation (depreciation) of investments	1,975,526	(435,915)	(605,431)	(258,888)

Net realized and unrealized gain (loss) on investments	2,483,683	457,539	(64,050)	(256,936)

Change in net assets resulting from operations	$5,524,347	$1,505,002	$438,655	$230,730

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

48	STATEMENTS OF OPERATIONS (concluded)

Six Months Ended October 31, 2014 (unaudited)	Wilmington Municipal Bond Fund	Wilmington Maryland Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$1	$—	$—
Interest	2,989,577	1,051,969	1,270,520

TOTAL INVESTMENT INCOME	2,989,578	1,051,969	1,270,520

EXPENSES:
Investment advisory fee	536,384	227,974	229,738
Administrative personnel and services fee	32,665	13,884	13,991
Portfolio accounting, administration and custodian fees	42,213	20,172	19,582
Transfer and dividend disbursing agent fees and expenses	10,466	6,550	10,509
Trustees’ fees	15,224	15,224	15,224
Professional fees	39,840	26,646	28,533
Distribution services fee—Class A	21,657	35,034	29,997
Shareholder services fee—Class A	21,657	34,830	29,997
Shareholder services fee—Class I	246,534	78,953	84,872
Share registration costs	8,080	4,242	3,328
Printing and postage	3,823	3,191	3,875
Miscellaneous	15,686	11,277	11,315

TOTAL EXPENSES	994,229	477,977	480,961

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(49,992)	(23,676)	(65,004)
Waiver of shareholder services fee—Class A	(21,657)	(30,830)	(29,997)
Waiver of shareholder services fee—Class I	(246,534)	(78,953)	(84,872)

TOTAL WAIVERS AND REIMBURSEMENTS	(318,183)	(133,459)	(179,873)

Net expenses	676,046	344,518	301,088

Net investment income (loss)	2,313,532	707,451	969,432

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	1,388,143	426,684	361,535
Net change in unrealized appreciation (depreciation) of investments	1,803,301	1,064,280	600,297

Net realized and unrealized gain (loss) on investments	3,191,444	1,490,964	961,832

Change in net assets resulting from operations	$5,504,976	$2,198,415	$1,931,264

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	49

	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
OPERATIONS:
Net investment income (loss)	$3,040,664	$5,756,092	$1,047,463	$2,887,297
Net realized gain (loss) on investments	508,157	1,506,274	893,454	3,297,446
Net change in unrealized appreciation (depreciation) of investments	1,975,526	(8,193,649)	(435,915)	(7,248,008)

Change in net assets resulting from operations	5,524,347	(931,283)	1,505,002	(1,063,265)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(58,489)	(150,759)	(31,425)	(109,480)
Class I	(3,150,172)	(6,144,802)	(1,028,912)	(2,990,544)
Distributions from net realized gain on investments
Class A	—	(97,771)	—	(195,175)
Class I	—	(3,020,042)	—	(4,510,730)

Change in net assets resulting from distributions to shareholders	(3,208,661)	(9,413,374)	(1,060,337)	(7,805,929)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	244,406	397,474	128,861	406,678
Class I	144,479,173	103,588,127	6,999,393	15,145,445
Distributions reinvested
Class A	45,586	202,092	26,993	262,321
Class I	1,858,146	6,401,734	540,762	5,381,943
Cost of shares redeemed
Class A	(509,896)	(1,289,768)	(619,246)	(4,718,243)
Class I	(26,807,615)	(128,571,321)	(18,451,184)	(77,116,045)

Change in net assets resulting from share transactions	119,309,800	(19,271,662)	(11,374,421)	(60,637,901)

Change in net assets	121,625,486	(29,616,319)	(10,929,756)	(69,507,095)
NET ASSETS:
Beginning of period	252,508,135	282,124,454	141,794,455	211,301,550

End of period	$374,133,621	$252,508,135	$130,864,699	$141,794,455

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(115,584)	$52,413	$742	$13,616

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

50	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	24,829	39,734	12,754	39,572
Class I	14,847,612	10,775,486	691,180	1,480,562
Distributions reinvested
Class A	4,619	20,770	2,667	25,907
Class I	191,430	669,184	53,363	532,221
Shares redeemed
Class A	(51,608)	(131,826)	(61,235)	(461,039)
Class I	(2,763,058)	(13,300,706)	(1,820,999)	(7,515,739)

Net change resulting from share transactions	12,253,824	(1,927,358)	(1,122,270)	(5,898,516)

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	51

	Wilmington Short-Term Corporate Bond Fund		Wilmington Short Duration Government Bond Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
OPERATIONS:
Net investment income (loss)	$502,705	$1,433,335	$487,666	$889,974
Net realized gain (loss) on investments	541,381	758,765	1,952	670,164
Net change in unrealized appreciation (depreciation) of investments	(605,431)	(767,735)	(258,888)	(1,932,852)

Change in net assets resulting from operations	438,655	1,424,365	230,730	(372,714)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(6,826)	(21,534)	(68,776)	(207,774)
Class I	(503,299)	(1,585,102)	(872,441)	(1,603,615)
Distributions from net realized gain on investments
Class A	—	(26,033)	—	—
Class I	—	(1,316,952)	—	—

Change in net assets resulting from distributions to shareholders	(510,125)	(2,949,621)	(941,217)	(1,811,389)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	919,294	1,557,418	36,054	189,767
Class I	13,238,648	71,435,316	4,251,488	10,387,858
Distributions reinvested
Class A	3,918	28,820	53,591	143,801
Class I	224,929	1,857,787	425,780	824,377
Cost of shares redeemed
Class A	(351,292)	(1,897,685)	(847,538)	(12,153,718)
Class I	(77,952,302)	(89,330,926)	(9,272,763)	(32,191,213)

Change in net assets resulting from share transactions	(63,916,805)	(16,349,270)	(5,353,388)	(32,799,128)

Change in net assets	(63,988,275)	(17,874,526)	(6,063,875)	(34,983,231)
NET ASSETS:
Beginning of period	167,841,736	185,716,262	95,187,836	130,171,067

End of period	$103,853,461	$167,841,736	$89,123,961	$95,187,836

Undistributed net investment income included in net assets at end of year	$(7,420)	$—	$(131,810)	$321,741

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

52	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington Short-Term Corporate Bond Fund		Wilmington Short Duration Government Bond Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	89,892	151,906	3,803	19,832
Class I	1,293,815	6,975,513	447,746	1,084,517
Distributions reinvested
Class A	383	2,817	5,663	15,039
Class I	21,991	181,585	44,911	86,093
Shares redeemed
Class A	(34,342)	(185,398)	(89,478)	(1,272,808)
Class I	(7,620,024)	(8,698,195)	(977,028)	(3,357,418)

Net change resulting from share transactions	(6,248,285)	(1,571,772)	(564,383)	(3,424,745)

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	53

	Wilmington Municipal Bond Fund		Wilmington Maryland Municipal Bond Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
OPERATIONS:
Net investment income (loss)	$2,313,532	$5,158,237	$707,451	$1,691,085
Net realized gain (loss) on investments	1,388,143	405,169	426,684	(380,111)
Net change in unrealized appreciation (depreciation) of investments	1,803,301	(5,734,444)	1,064,280	(2,218,218)

Change in net assets resulting from operations	5,504,976	(171,038)	2,198,415	(907,244)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(166,879)	(355,276)	(205,306)	(482,317)
Class I	(2,146,683)	(4,799,158)	(550,257)	(1,277,303)
Distributions from net realized gain on investments
Class A	—	(160,333)	—	(239,214)
Class I	—	(1,925,141)	—	(545,426)

Change in net assets resulting from distributions to shareholders	(2,313,562)	(7,239,908)	(755,563)	(2,544,260)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	313,614	420,090	116,757	496,502
Class I	14,412,410	29,110,066	2,334,630	3,500,867
Distributions reinvested
Class A	116,441	364,230	161,537	571,528
Class I	520,609	2,755,866	82,055	673,628
Cost of shares redeemed
Class A	(918,129)	(4,519,792)	(592,140)	(5,713,236)
Class I	(23,425,098)	(73,438,014)	(5,241,411)	(12,278,316)

Change in net assets resulting from share transactions	(8,980,153)	(45,307,554)	(3,138,572)	(12,749,027)

Change in net assets	(5,788,739)	(52,718,500)	(1,695,720)	(16,200,531)
NET ASSETS:
Beginning of period	216,630,974	269,349,474	90,706,570	106,907,101

End of period	$210,842,235	$216,630,974	$89,010,850	$90,706,570

Undistributed net investment income included in net assets at end of year	$(30)	$—	$67,784	$115,896

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	23,293	31,677	11,624	49,659
Class I	1,062,462	2,196,580	232,171	352,443
Distributions reinvested
Class A	8,604	27,613	16,052	58,022
Class I	38,458	209,590	8,141	68,550
Shares redeemed
Class A	(67,704)	(339,715)	(59,047)	(580,054)
Class I	(1,730,577)	(5,542,848)	(520,049)	(1,245,880)

Net change resulting from share transactions	(665,464)	(3,417,103)	(311,108)	(1,297,260)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

54	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington New York Municipal Bond Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
OPERATIONS:
Net investment income (loss)	$969,432	$1,943,419
Net realized gain (loss) on investments	361,535	(444,597)
Net change in unrealized appreciation (depreciation) of investments	600,297	(1,760,539)

Change in net assets resulting from operations	1,931,264	(261,717)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(230,976)	(472,576)
Class I	(738,409)	(1,495,704)

Change in net assets resulting from distributions to shareholders	(969,385)	(1,968,280)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	85,990	59,253
Class I	6,953,045	13,374,234
Distributions reinvested
Class A	149,436	317,176
Class I	385,629	771,233
Cost of shares redeemed
Class A	(1,184,971)	(6,715,267)
Class I	(12,023,344)	(21,660,012)

Change in net assets resulting from share transactions	(5,634,215)	(13,853,383)

Change in net assets	(4,672,336)	(16,083,380)
NET ASSETS:
Beginning of period	93,626,316	109,709,696

End of period	$88,953,980	$93,626,316

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$50	$3

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	8,081	5,721
Class I	651,832	1,281,297
Distributions reinvested
Class A	14,047	30,500
Class I	36,217	74,111
Shares redeemed
Class A	(111,756)	(639,851)
Class I	(1,128,103)	(2,086,881)

Net change resulting from share transactions	(529,682)	(1,335,103)

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	55

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	2014(a)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.80		$10.19	$10.23	$10.16	$10.05	$9.24
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.09		0.20	0.23	0.32	0.38	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0.10		(0.21)	0.17	0.33	0.26	0.81

Total Income (Loss) From Operations	0.19		(0.01)	0.40	0.65	0.64	1.20

Less Distributions From:
Net Investment Income	(0.10)		(0.23)	(0.25)	(0.33)	(0.38)	(0.39)
Net Realized Gains	—		(0.15)	(0.19)	(0.25)	(0.15)	—

Total Distributions	(0.10)		(0.38)	(0.44)	(0.58)	(0.53)	(0.39)

Net Asset Value, End of Period	$9.89		$9.80	$10.19	$10.23	$10.16	$10.05

Total Return(c)	1.90%		(0.03)%	3.93%	6.54%	6.50%	13.13%
Net Assets, End of Period (000’s)	$5,822		$5,983	$6,951	$8,431	$6,602	$6,289
Ratios to Average Net Assets
Gross Expense	1.15	%(d)	1.15%	1.17%	1.25%	1.28%	1.26%
Net Expenses(e)	0.99	%(d)	0.98%	0.99%	1.00%	1.00%	0.84%
Net Investment Income (Loss)	1.81	%(d)	2.09%	2.23%	3.12%	3.76%	4.00%
Portfolio Turnover Rate	21%		113%	106%	93%	128%	142%

CLASS I	2014(a)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.63		$10.03	$10.07	$10.01	$9.90	$9.10
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.10		0.23	0.26	0.35	0.41	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.11		(0.22)	0.17	0.32	0.26	0.80

Total Income (Loss) From Operations	0.21		0.01	0.43	0.67	0.67	1.20

Less Distributions From:
Net Investment Income	(0.11)		(0.26)	(0.28)	(0.36)	(0.41)	(0.40)
Net Realized Gains	—		(0.15)	(0.19)	(0.25)	(0.15)	—

Total Distributions	(0.11)		(0.41)	(0.47)	(0.61)	(0.56)	(0.40)

Net Asset Value, End of Period	$9.73		$9.63	$10.03	$10.07	$10.01	$9.90

Total Return(c)	2.20%		0.16%	4.32%	6.90%	6.93%	13.39%
Net Assets, End of Period (000’s)	$368,312		$246,525	$275,173	$291,976	$209,386	$205,794
Ratios to Average Net Assets
Gross Expense	0.91	%(d)	0.92%	0.92%	1.00%	1.03%	1.01%
Net Expenses(e)	0.65	%(d)	0.65%	0.64%	0.66%	0.66%	0.64%
Net Investment Income (Loss)	2.14	%(d)	2.41%	2.57%	3.47%	4.12%	4.21%
Portfolio Turnover Rate	21%		113%	106%	93%	128%	142%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

56	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON INTERMEDIATE-TERM BOND FUND

CLASS A	2014(a)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.10		$10.60	$10.64	$10.76	$10.63	$9.96
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.06		0.14	0.18	0.24	0.34	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.19)	0.13	0.28	0.24	0.68

Total Income (Loss) From Operations	0.09		(0.05)	0.31	0.52	0.58	1.11

Less Distributions From:
Net Investment Income	(0.06)		(0.15)	(0.19)	(0.25)	(0.35)	(0.44)
Net Realized Gains	—		(0.30)	(0.16)	(0.39)	(0.10)	—

Total Distributions	(0.06)		(0.45)	(0.35)	(0.64)	(0.45)	(0.44)

Net Asset Value, End of Period	$10.13		$10.10	$10.60	$10.64	$10.76	$10.63

Total Return(c)	0.92%		(0.40)%	2.90%	4.96%	5.51%	11.33%
Net Assets, End of Period (000’s)	$4,831		$5,279	$9,730	$12,961	$6,744	$5,777
Ratios to Average Net Assets
Gross Expense	1.16	%(d)	1.12%	1.14%	1.35%	1.43%	1.41%
Net Expenses(e)	0.92	%(d)	0.91%	0.94%	1.00%	1.01%	0.87%
Net Investment Income (Loss)	1.21	%(d)	1.38%	1.69%	2.22%	3.18%	4.23%
Portfolio Turnover Rate	19%		43%	52%	253%	485%	164%

CLASS I	2014(a)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.10		$10.60	$10.65	$10.77	$10.64	$9.96
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.08		0.17	0.22	0.28	0.38	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.04		(0.18)	0.11	0.27	0.24	0.67

Total Income (Loss) From Operations	0.12		(0.01)	0.33	0.55	0.62	1.14

Less Distributions From:
Net Investment Income	(0.08)		(0.19)	(0.22)	(0.28)	(0.39)	(0.46)
Net Realized Gains	—		(0.30)	(0.16)	(0.39)	(0.10)	—

Total Distributions	(0.08)		(0.49)	(0.38)	(0.67)	(0.49)	(0.46)

Net Asset Value, End of Period	$10.14		$10.10	$10.60	$10.65	$10.77	$10.64

Total Return(c)	1.18%		(0.09)%	3.15%	5.33%	5.96%	11.62%
Net Assets, End of Period (000’s)	$126,034		$136,516	$201,572	$253,419	$107,625	$122,553
Ratios to Average Net Assets
Gross Expense	0.94	%(d)	0.91%	0.89%	1.09%	1.17%	1.15%
Net Expenses(e)	0.60	%(d)	0.60%	0.60%	0.64%	0.66%	0.63%
Net Investment Income (Loss)	1.53	%(d)	1.69%	2.03%	2.58%	3.54%	4.49%
Portfolio Turnover Rate	19%		43%	52%	253%	485%	164%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	57

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON SHORT-TERM CORPORATE BOND FUND

CLASS A	2014(a)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$10.23		$10.33	$10.28	$10.29	$10.21	$9.89
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.02		0.07	0.09	0.12	0.16	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		0.00 (c)	0.08	0.03	0.10	0.33

Total Income (Loss) From Operations	0.01		0.07	0.17	0.15	0.26	0.54

Less Distributions From:
Net Investment Income	(0.02)		(0.08)	(0.09)	(0.12)	(0.17)	(0.22)
Net Realized Gains	—		(0.09)	(0.03)	(0.04)	(0.01)	—

Total Distributions	(0.02)		(0.17)	(0.12)	(0.16)	(0.18)	(0.22)

Net Asset Value, End of Year	$10.22		$10.23	$10.33	$10.28	$10.29	$10.21

Total Return(d)	0.12%		0.68%	1.66%	1.48%	2.57%	5.47%
Net Assets, End of Year (000’s)	$3,354		$2,785	$3,129	$8,912	$11,905	$5,461
Ratios to Average Net Assets
Gross Expense	1.25	%(e)	1.19%	1.20%	1.37%	1.45%	1.49%
Net Expenses(f)	0.86	%(e)	0.83%	0.86%	0.86%	0.86%	0.92%
Net Investment Income (Loss)	0.42	%(e)	0.64%	0.89%	1.16%	1.57%	2.04%
Portfolio Turnover Rate	43%		196%	110%	73%	142%	81%

CLASS I	2014(a)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$10.23		$10.33	$10.28	$10.29	$10.21	$9.89
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.03		0.09	0.12	0.15	0.18	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		0.00 (c)	0.08	0.03	0.10	0.32

Total Income (Loss) From Operations	0.02		0.09	0.20	0.18	0.28	0.55

Less Distributions From:
Net Investment Income	(0.03)		(0.10)	(0.12)	(0.15)	(0.19)	(0.23)
Net Realized Gains	—		(0.09)	(0.03)	(0.04)	(0.01)	—

Total Distributions	(0.03)		(0.19)	(0.15)	(0.19)	(0.20)	(0.23)

Net Asset Value, End of Year	$10.22		$10.23	$10.33	$10.28	$10.29	$10.21

Total Return(d)	0.24%		0.90%	1.91%	1.74%	2.83%	5.66%
Net Assets, End of Year (000’s)	$100,499		$165,057	$182,588	$189,176	$176,531	$108,636
Ratios to Average Net Assets
Gross Expense	0.99	%(e)	0.97%	0.96%	1.11%	1.20%	1.22%
Net Expenses(f)	0.61	%(e)	0.61%	0.61%	0.61%	0.61%	0.71%
Net Investment Income (Loss)	0.66	%(e)	0.86%	1.12%	1.42%	1.81%	2.32%
Portfolio Turnover Rate	43%		196%	110%	73%	142%	81%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Represents less than $0.005.
(d)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

58	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON SHORT DURATION GOVERNMENT BOND FUND

CLASS A	2014(a)		2014	2013	2012	2011		2010
Net Asset Value, Beginning of Period	$9.50		$9.68	$9.79	$9.87	$9.90		$9.90
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.04		0.05	0.10	0.16	0.21	(c)	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		(0.10)	(0.02)	(0.02)	0.00	(c)(d)	0.01

Total Income (Loss) From Operations	0.02		(0.05)	0.08	0.14	0.21		0.31

Less Distributions From:
Net Investment Income	(0.09)		(0.13)	(0.15)	(0.22)	(0.24)		(0.31)
Net Realized Gains	—		—	(0.04)	—	—		—

Total Distributions	(0.09)		(0.13)	(0.19)	(0.22)	(0.24)		(0.31)

Net Asset Value, End of Period	$9.43		$9.50	$9.68	$9.79	$9.87		$9.90

Total Return(e)	0.17%		(0.47)%	0.82%	1.40%	2.10%		3.15%
Net Assets, End of Period (000’s)	$7,185		$8,001	$20,136	$22,874	$16,848		$10,680
Ratios to Average Net Assets
Gross Expense	1.24	%(f)	1.22%	1.20%	1.27%	1.36%		1.36%
Net Expenses(g)	0.89	%(f)	0.89%	0.89%	0.88%	0.89%		0.86%
Net Investment Income (Loss)	0.82	%(f)	0.56%	1.02%	1.65%	2.09	%(c)	3.04%
Portfolio Turnover Rate	0%		27%	31%	131%	255%		164%
CLASS I	2014(a)		2014	2013	2012	2011		2010
Net Asset Value, Beginning of Period	$9.52		$9.70	$9.81	$9.89	$9.92		$9.92
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.05		0.08	0.12	0.18	0.23	(c)	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		(0.10)	(0.02)	(0.02)	0.00	(c)(d)	0.00 (d)

Total Income (Loss) From Operations	0.03		(0.02)	0.10	0.16	0.23		0.32

Less Distributions From:
Net Investment Income	(0.10)		(0.16)	(0.17)	(0.24)	(0.26)		(0.32)
Net Realized Gains	—		—	(0.04)	—	—		—

Total Distributions	(0.10)		(0.16)	(0.21)	(0.24)	(0.26)		(0.32)

Net Asset Value, End of Period	$9.45		$9.52	$9.70	$9.81	$9.89		$9.92

Total Return(e)	0.29%		(0.21)%	1.07%	1.66%	2.35%		3.32%
Net Assets, End of Period (000’s)	$81,939		$87,187	$110,035	$151,399	$83,037		$77,725
Ratios to Average Net Assets
Gross Expense	0.99	%(f)	0.97%	0.94%	1.01%	1.11%		1.11%
Net Expenses(g)	0.64	%(f)	0.64%	0.64%	0.63%	0.64%		0.65%
Net Investment Income (Loss)	1.07	%(f)	0.83%	1.27%	1.85%	2.34	%(c)	3.25%
Portfolio Turnover Rate	0%		27%	31%	131%	255%		164%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)

Net investment income per share and net realized and unrealized gain (loss) per share were (decreased)/increased by ($0.03) and $0.03, respectively, to reflect amortization adjustments and paydown losses. A corresponding adjustment was made to decrease the net investment income ratio by 0.27%.

(d)	Represents less than $0.005.
(e)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(f)	Annualized for periods less than one year.
(g)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	59

For a share outstanding throughout each period:

WILMINGTON MUNICIPAL BOND FUND†

CLASS A	Six Months Ended October 31, 2014 (unaudited)		Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$13.40		$13.75	$13.79	$13.18		$13.22	$12.64	$12.79
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.13		0.27	0.24	0.29		0.42	0.46	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.20		(0.23)	0.27	0.78		0.04	0.61	(0.10)

Total Income (Loss) From Operations	0.33		0.04	0.51	1.07		0.46	1.07	0.37

Less Distributions From:
Net Investment Income	(0.13)		(0.27)	(0.24)	(0.29)		(0.42)	(0.46)	(0.47)
Net Realized Gains	—		(0.12)	(0.31)	(0.17)		(0.08)	(0.03)	(0.05)

Total Distributions	(0.13)		(0.39)	(0.55)	(0.46)		(0.50)	(0.49)	(0.52)

Net Asset Value, End of Period	$13.60		$13.40	$13.75	$13.79		$13.18	$13.22	$12.64

Total Return(b)	2.48%		3.70%	3.74%	8.18%		3.56%	8.57%	3.04%
Net Assets, End of Period (000’s)	$16,900		$17,128	$21,435	$708		$758	$579	$164
Ratios to Average Net Assets
Gross Expense	1.16	%(c)	1.14%	1.13%	0.92	%(c)	0.86%	0.85%	0.87%
Net Expenses(d)	0.86	%(c)	0.86%	0.86%	0.87	%(c)	0.86%	0.85%	0.87%
Net Investment Income (Loss)	1.93	%(c)	2.00%	1.74%	2.56	%(c)	3.20%	3.55%	3.50%
Portfolio Turnover Rate	10%		38%	38%	52%		30%	44%	19%

CLASS I	Six Months Ended October 31, 2014 unaudited		Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$13.40		$13.76	$13.79	$13.19		$13.22	$12.64	$12.79
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.15		0.30	0.28	0.32		0.45	0.49	0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.21		(0.24)	0.28	0.77		0.05	0.61	(0.10)

Total Income (Loss) From Operations	0.36		0.06	0.56	1.09		0.50	1.10	0.40

Less Distributions From:
Net Investment Income	(0.15)		(0.30)	(0.28)	(0.32)		(0.45)	(0.49)	(0.50)
Net Realized Gains	—		(0.12)	(0.31)	(0.17)		(0.08)	(0.03)	(0.05)

Total Distributions	(0.15)		(0.42)	(0.59)	(0.49)		(0.53)	(0.52)	(0.55)

Net Asset Value, End of Period	$13.61		$13.40	$13.76	$13.79		$13.19	$13.22	$12.64

Total Return(b)	2.69%		0.55%	4.06%	8.33%		3.90%	8.84%	3.27%
Net Assets, End of Period (000’s)	$193,943		$199,503	$247,914	$146,009		$141,519	$166,253	$135,073
Ratios to Average Net Assets
Gross Expense	0.91	%(c)	0.89%	0.90%	0.68	%(c)	0.61%	0.60%	0.62%
Net Expenses(d)	0.61	%(c)	0.61%	0.61%	0.62	%(c)	0.61%	0.60%	0.62%
Net Investment Income (Loss)	2.18	%(c)	2.25%	2.01%	2.80	%(c)	3.44%	3.79%	3.99%
Portfolio Turnover Rate	10%		38%	38%	52%		30%	44%	19%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
*	Year end changed from June 30 to April 30.
†

Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Municipal Bond Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

See Notes which are an integral part of the Financial Statements.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

60	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON MARYLAND MUNICIPAL BOND FUND

CLASS A	2014(a)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.96		$10.27	$10.17	$9.77	$9.98	$9.50
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.07		0.16	0.16	0.34	0.36	0.38
Net Realized and Unrealized Gain (Loss) on Investments	0.15		(0.23)	0.14	0.40	(0.21)	0.49

Total Income (Loss) From Operations	0.22		(0.07)	0.30	0.74	0.15	0.87

Less Distributions From:
Net Investment Income	(0.07)		(0.16)	(0.16)	(0.34)	(0.36)	(0.39)
Net Realized Gains	—		(0.08)	(0.04)	—	—	—

Total Distributions	(0.07)		(0.24)	(0.20)	(0.34)	(0.36)	(0.39)

Net Asset Value, End of Period	$10.11		$9.96	$10.27	$10.17	$9.77	$9.98

Total Return(c)	2.26%		(0.56)%	2.92%	7.71%	1.54%	9.24%
Net Assets, End of Period (000’s)	$27,862		$27,734	$33,461	$36,079	$34,550	$42,303
Ratios to Average Net Assets
Gross Expense	1.22	%(d)	1.21%	1.19%	1.36%	1.38%	1.38%
Net Expenses(e)	0.95	%(d)	0.95%	0.95%	0.94%	0.94%	0.82%
Net Investment Income (Loss)	1.36	%(d)	1.57%	1.53%	3.41%	3.62%	3.90%
Portfolio Turnover Rate	5%		23%	41%	34%	6%	8%

CLASS I	2014(a)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.97		$10.29	$10.18	$9.79	$9.99	$9.51
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.08		0.18	0.19	0.37	0.39	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.17		(0.23)	0.15	0.39	(0.20)	0.48

Total Income (Loss) From Operations	0.25		(0.05)	0.34	0.76	0.19	0.88

Less Distributions From:
Net Investment Income	(0.09)		(0.19)	(0.19)	(0.37)	(0.39)	(0.40)
Net Realized Gains	—		(0.08)	(0.04)	—	—	—

Total Distributions	(0.09)		(0.27)	(0.23)	(0.37)	(0.39)	(0.40)

Net Asset Value, End of Period	$10.13		$9.97	$10.29	$10.18	$9.79	$9.99

Total Return(c)	2.50%		(0.38)%	3.31%	7.89%	1.90%	9.33%
Net Assets, End of Period (000’s)	$61,149		$62,972	$73,446	$75,423	$78,912	$85,039
Ratios to Average Net Assets
Gross Expense	0.97	%(d)	0.96%	0.94%	1.11%	1.13%	1.13%
Net Expenses(e)	0.67	%(d)	0.67%	0.67%	0.66%	0.67%	0.70%
Net Investment Income (Loss)	1.64	%(d)	1.85%	1.81%	3.69%	3.90%	4.02%
Portfolio Turnover Rate	5%		23%	41%	34%	6%	8%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)	61

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	2014(a)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.56		$10.75	$10.59	$10.08	$10.25	$9.89
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.10		0.19	0.21	0.28	0.35	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.11		(0.19)	0.16	0.51	(0.16)	0.36

Total Income (Loss) From Operations	0.21		0.00	0.37	0.79	0.19	0.71

Less Distributions From:
Net Investment Income	(0.10)		(0.19)	(0.21)	(0.28)	(0.36)	(0.35)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.10)		(0.19)	(0.21)	(0.28)	(0.36)	(0.35)

Net Asset Value, End of Period	$10.67		$10.56	$10.75	$10.59	$10.08	$10.25

Total Return(c)	2.03%		0.04%	3.48%	7.99%	1.83%	7.28%
Net Assets, End of Period (000’s)	$23,599		$24,301	$31,239	$35,099	$34,107	$40,748
Ratios to Average Net Assets
Gross Expense	1.23	%(d)	1.21%	1.20%	1.36%	1.40%	1.40%
Net Expenses(e)	0.84	%(d)	0.84%	0.84%	0.84%	0.84%	0.80%
Net Investment Income (Loss)	1.93	%(d)	1.79%	1.94%	2.73%	3.47%	3.42%
Portfolio Turnover Rate	5%		34%	41%	87%	67%	64%

CLASS I	2014(a)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.57		$10.76	$10.60	$10.08	$10.26	$9.89
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.12		0.21	0.23	0.31	0.38	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.11		(0.18)	0.16	0.52	(0.18)	0.37

Total Income (Loss) From Operations	0.23		0.03	0.39	0.83	0.20	0.73

Less Distributions From:
Net Investment Income	(0.12)		(0.22)	(0.23)	(0.31)	(0.38)	(0.36)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.12)		(0.22)	(0.23)	(0.31)	(0.38)	(0.36)

Net Asset Value, End of Period	$10.68		$10.57	$10.76	$10.60	$10.08	$10.26

Total Return(c)	2.15%		0.30%	3.74%	8.33%	1.97%	7.54%
Net Assets, End of Period (000’s)	$65,354		$69,325	$78,471	$74,913	$68,919	$67,239
Ratios to Average Net Assets
Gross Expense	0.98	%(d)	0.96%	0.95%	1.11%	1.15%	1.15%
Net Expenses(e)	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.64%
Net Investment Income (Loss)	2.17	%(d)	2.05%	2.18%	2.99%	3.71%	3.58%
Portfolio Turnover Rate	5%		34%	41%	87%	67%	64%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

62	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2014 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios, 7 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 14 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”)(d)	The Fund seeks to provide current income.

Wilmington Short Duration Government Bond Fund (“Short Duration Government Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, preservation of capital.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and Maryland state and local income taxes.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d) Diversified

(n) Non-diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2014, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedures noted previously, fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	63

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

At October 31, 2014, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)
Broad Market Bond Fund
Citigroup Global Markets, Inc.	$348,636	$348,636	$—	$—
Daiwa Capital Markets America	1,656,250	1,656,250	—	—
HSBC Securities USA, Inc.	1,656,250	1,656,250	—	—
Nomura Securities International, Inc.	1,656,250	1,656,250	—	—
Royal Bank of Scotland PLC	1,656,250	1,656,250	—	—

	$6,973,636	$6,973,636	$—	$—

Intermediate-Term Bond Fund
Citigroup Global Markets, Inc.	$483,421	$483,421	$—	$—
Daiwa Capital Markets America	2,296,370	2,296,370	—	—
HSBC Securities USA, Inc.	2,296,370	2,296,370
Nomura Securities International, Inc.	2,296,370	2,296,370	—	—
Royal Bank of Scotland PLC	2,296,370	2,296,370

	$9,668,901	$9,668,901	$—	$—

Short-Term Corporate Bond Fund
Nomura Securities International, Inc.	$41	$41	$—	$—

(1) Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Inflation/deflation adjustments on Treasury Inflation–Protected Securities are included in interest income. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax are necessary.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

64	NOTES TO FINANCIAL STATEMENTS (continued)

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year or period, the Funds did not incur any interest or penalties.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in “To Be Announced Securities” (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified criteria. For example, in a TBA mortgage transaction, the Fund and seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The Funds record TBAs on the trade date utilizing information associated with the specified terms of the transactions as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest of the settlement date. Losses may occur due to the fact the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Dollar Roll Transactions – The Short Duration Government Bond Fund, Intermediate-Term Bond Fund and Broad Market Bond Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon, maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. There were no dollar roll transactions outstanding during the year ended October 31, 2014.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	65

At October 31, 2014, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Broad Market Bond Fund	$6,764,150	$6,764,150	$—
Intermediate-Term Bond Fund	9,416,639	9,416,639	—

(1)	Collateral with a value of $6,973,636 and $9,668,901 respectively, has been received in connection with securities lending transactions.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

As of April 30, 2014, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the periods ended 2013, 2012, and 2011, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding fiscal years as reported on the Statements of Changes in Net Assets were as follows:

	2014			2013
Fund	Ordinary Income*		Long-Term Capital Gains	Ordinary Income*		Long-Term Capital Gains
Broad Market Bond Fund	$6,683,784		$2,729,590	$10,116,058		$3,610,860
Intermediate-Term Corporate Bond Fund	3,282,561		4,523,368	6,535,290		2,093,369
Short-Term Corporate Bond Fund	2,059,726		889,895	2,501,043		158,321
Short Duration Government Bond Fund	1,811,389		—	2,620,248		600,449
Municipal Bond Fund	5,640,269	**	1,599,639	4,924,173	***	2,448,254
Maryland Municipal Bond Fund	1,759,657	**	784,603	1,901,372	***	412,418
New York Municipal Bond Fund	1,968,280	**	—	2,282,130	***	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

**	Included in this amount is tax exempt income of $5,095,492, $1,759,657 and $1,968,280, respectively.

***	Included in this amount is tax exempt income of $3,946,261, $1,863,194 and $2,282,130, respectively.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed/ (Over Distributed) Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards and Deferrals
Broad Market Bond Fund	$561,237	$487,550	$(508,824)	$5,699,208	$—-
Intermediate-Term Bond Fund	224,465	1,233,725	(210,849)	2,498,214	—
Short-Term Corporate Bond Fund	280,039	440,572	(109,660)	976,821	—-
Short Duration Government Bond Fund	486,744	—	(165,004)	1,304,357	(881,212)
Municipal Bond Fund	407,003	411,142	(407,002)	8,637,559	—-
Maryland Municipal Bond Fund	276,814	—	(160,915)	2,405,949	(495,136)
New York Municipal Bond Fund	169,650	—	(169,647)	4,396,845	(2,132,606)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after April 30, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2014 the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

66	NOTES TO FINANCIAL STATEMENTS (continued)

	Capital Loss Available Through					Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total Capital Loss Carryforwards
Fund	2015	2016	2017	2018	2019
Short Duration Government Bond Fund	$129,435	$—	$—	$—	$108,426	$628,801	$14,550	$881,212
Maryland Municipal
Bond Fund	—	—	—	—	—	354,088	141,048	495,136
New York Municipal
Bond Fund	—	—	—	1,688,009	—	444,597	—	2,132,606

The Funds did not use any capital loss carryforwards to offset taxable capital gains realized during the year ended April 30, 2014

The Short Duration Government Bond Fund expired capital loss carryforwards in the amount of $1,434,935.

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
Broad Market Bond Fund	0.50%
Intermediate-Term Bond Fund	0.50%
Short-Term Corporate Bond Fund	0.50%
Short Duration Government Bond Fund	0.50%
Municipal Bond Fund	0.50%
Maryland Municipal Bond Fund	0.50%
New York Municipal Bond Fund	0.50%

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2015, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below.

	Contractual Expense Limitations
Fund	Class A	Class I
Broad Market Bond Fund	1.00%	0.65%
Intermediate-Term Bond Fund	0.95%	0.60%
Short-Term Corporate Bond Fund	0.86%	0.61%
Short Duration Government Bond Fund	0.89%	0.64%
Municipal Bond Fund	0.86%	0.61%
Maryland Municipal Bond Fund	0.95%	0.67%
New York Municipal Bond Fund	0.84%	0.59%

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. WFMC in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	67

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
	0.0275%	on assets in excess of $1 billion

WFMC may voluntarily choose to waive any portion of its fee. WFMC can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2014, WFMC did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares for the sale, distribution, administration, customer servicing and recordkeeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2014, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received all or a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
Broad Market Bond Fund	$6,108
Intermediate-Term Bond Fund	3,339
Short-Term Corporate Bond Fund	432
Short Duration Government Bond Fund	9,070
Municipal Bond Fund	20,630
Maryland Municipal Bond Fund	34,830
New York Municipal Bond Fund	29,997

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2014, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
Broad Market Bond Fund	$2,592
Intermediate-Term Bond Fund	24
Short-Term Corporate Bond Fund	2
Short Duration Government Bond Fund	87
Municipal Bond Fund	9,067
Maryland Municipal Bond Fund	565
New York Municipal Bond Fund	2,510

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2014, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
Broad Market Bond Fund	$2,107
Intermediate-Term Bond Fund	1,094
Maryland Municipal Bond Fund	4,289

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

68	NOTES TO FINANCIAL STATEMENTS (continued)

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, U.S. Government Securities and in-kind transactions, for the six months ended October 31, 2014 were as follows:

	Investments
Fund	Purchases	Sales
Broad Market Bond Fund	$101,828,558	$56,008,751
Intermediate-Term Bond Fund	17,891,767	28,186,839
Short-Term Corporate Bond Fund	21,726,778	80,681,783
Short Duration Government Bond Fund	—	7,101,221
Municipal Bond Fund	20,858,706	30,700,828
Maryland Municipal Bond Fund	3,995,467	9,397,023
New York Municipal Bond Fund	4,366,837	10,122,371

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2014 were as follows:

	U.S. Government Securities
Fund	Purchases	Sales
Broad Market Bond Fund	$55,076,247	$1,483,295
Intermediate-Term Bond Fund	7,216,644	7,622,586
Short-Term Corporate Bond Fund	40,454,233	39,158,424

6.	CONCENTRATION OF RISK

Since Maryland Municipal Bond Fund and New York Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2014, 6.5% for Maryland Municipal Bond Fund and 35.5% for New York Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 5.0% for Maryland Municipal Bond Fund and 20.7% for New York Municipal Bond Fund.

7.	LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.10% per annum on the daily unused portion. The termination date of this LOC is March 9, 2015. The Funds did not utilize the LOC during the six months ended October 31, 2014.

8.	SUBSEQUENT EVENTS

Effective December 1, 2014, the following Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for it services.

Fund	Advisory Fee Annual Rate
Broad Market Bond Fund	0.45%
Intermediate-Term Bond Fund	0.45%
Short-Term Corporate Bond Fund	0.40%
Municipal Bond Fund	0.45%
New York Municipal Bond Fund	0.45%

Effective December 1, 2014, the following Funds have contractually agreed to waive their fees and/or reimburse expenses through November 30, 2015, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	69

	Contractual Expense Limitations
Fund	Class A	Class I
Broad Market Bond Fund	0.90%	0.55%
Intermediate-Term Bond Fund	0.88%	0.53%
Short-Term Corporate Bond Fund	0.73%	0.48%
Municipal Bond Fund	0.74%	0.49%

On September 18, 2014, the Board approved an Agreement and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of the Short Duration Government Bond Fund and the Maryland Municipal Bond Fund for shares of the Short-Term Corporate Bond Fund and the Municipal Bond Fund, respectively. Shareholders are scheduled to vote on the Plans at a meeting to be held on January 15, 2015 and assuming the Plans are approved the reorganizations are scheduled to close on or about January 30, 2015 based on net asset values determined as of the close of business on or about January 30, 2015. The acquisitions will be accomplished through a tax-free exchange of assets and shares.

Furthermore, the Board also approved, subject to approval of the proposed merger by the Short Duration Government Bond Fund shareholders, two changes with respect to the Short-Term Corporate Bond Fund (the “Acquiring Fund”), to be effective on or about January 30, 2015. First, the name of Acquiring Fund would be changed to the “Wilmington Short-Term Bond Fund.” Second, the Principal Investment Strategies of Acquiring Fund would be revised to remove the 80% limitation related to investment in corporate debt securities to allow the Fund to invest primarily in U.S. investment grade corporate and government fixed income securities.

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, there are no material events that would require disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

70

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The investment advisory agreements and sub-advisory agreements (the “Advisory Agreements”) with its investment advisors must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement or Agreements, including the services and support provided to the Fund and its shareholders.

On September 3, 2014, in a telephonic session, the Independent Trustees met with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements, and to consider the continuation of the Advisory Agreements outside the presence of management (the “September Executive Session”). The primary purpose of the September Executive Session was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations in preparation for the contract approval meeting of the Board to be held from September 17-18, 2014 (the “September Regular Meeting”).

In preparation for the September Executive Session, the Independent Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Independent Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

•

Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups created by Morningstar, Inc. (“Morningstar”) of similar or peer group funds:

•

Information from the Advisor describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended June 30, 2014) compared with the Fund’s benchmark, and with Lipper Inc. (“Lipper”) and Morningstar categories;

•	Information about each separately managed account of the Advisor (and each Sub-advisor, where relevant) that has substantially similar investment objectives to a corresponding Fund; and

•

Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2014 compared with the Fund’s Lipper peer group, and current management fees and total expenses compared with the Fund’s Morningstar expense group, designed to identify Funds whose expenses and/or performance may require particularly close review. and

In considering this information, the Independent Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Independent Trustees also reviewed information provided by the Advisor concerning the following:

•	The nature and quality of the services provided, including the activities of the Advisor with respect to the Sub-advisors;

•	The Advisor’s (and Sub-advisors’, where relevant) cost of providing the services;

•	The extent to which the Advisor (and Sub-advisors, where relevant) realizes economies of scale as a Fund grows larger;

•	The fall-out benefits to the Advisor and its advisory affiliates that can be attributed to the Advisor’s positions (and Sub-advisors’, where relevant) with the Fund; and

•	The financial stability of the Advisor and each Sub-advisor and their parent companies, where relevant.

As part of the July Special Meeting and September Executive Session, the Independent Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the September Regular Meeting.

At the September Regular Meeting, the Board received and considered information provided by the Advisor, including information provided in response to follow-up questions from the July Special Meeting and September Executive Session. The Independent Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Board also considered, where applicable, Fund performance; expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on a Fund’s total expenses. The Board also considered the degree to which the Adviser engaged in arms-length negotiation with each Sub-adviser for the Sub-advisory fee. The Board took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor in its discretion. The Board considered the Advisor’s profitability in providing services under the Advisory Agreements and concluded that for each Fund, the level of profitability did not appear unreasonably high..

Certain of the information considered by the Board with respect to specific Funds is summarized below.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

Board Approval of Investment Advisory Agreements	71

Wilmington Broad Market Bond Fund

The Board considered that the Fund’s net management fee rate was above the Fund’s expense group median, and that its net total expense ratio was at the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one- three- and five-year periods ended June 30, 2014. The Board considered management’s view that the Fund has a larger allocation to U.S. Government and agency mortgage-backed securities than the peer group, and a smaller allocation to lower quality, less liquid sectors such as high yield, private mortgage-backed securities and European corporate debt. The Board also considered that the Fund’s duration is typically shorter than some of the funds in its peer group. The Board considered that the Adviser has agreed, effective December 1, 2014, to reduce the Fund’s contractual management fee by 5 basis points, and to increase the Fund’s advisory fee waiver by 5 basis points at least through November 30, 2015, such that the Fund’s net expense ratio is decreased by 10 basis points. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement..

Wilmington Intermediate-Term Bond Fund

The Board considered that the Fund’s net management fee rate was above the Fund’s expense group median and that its net total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2014. The Board considered that the Adviser has agreed, effective December 1, 2014, to reduce the Fund’s contractual management fee by 5 basis points, and to increase the Fund’s advisory fee waiver by 2 basis points at least through November 30, 2015, such that the Fund’s net expense ratio is decreased by 7 basis points. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Short-Term Corporate Bond Fund

The Board considered that the Fund’s net management fee rate was at the Fund’s expense group median and that its net total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance slightly above the peer group average for the one-year period and below the peer group average for three- and five-year periods ended June 30, 2014. The Board considered that the Fund’s fees are within a reasonable range compared to its peers and that its performance is competitive with that of its peers. The Board considered that the Adviser has agreed, effective December 1, 2014, to reduce the Fund’s contractual management fee by 10 basis points, and to increase the Fund’s advisory fee waiver by 3 basis points at least through November 30, 2015, such that the Fund’s net expense ratio is decreased by 13 basis points. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement..

Wilmington Short Duration Government Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were slightly above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance slightly above the peer group average for the one-year period and above the peer group average for the three- and five-year periods ended June 30, 2014. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Municipal Bond Fund

The Board considered that the Fund’s net management fee rate was above the Fund’s expense group median and that its net total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2014. The Board considered that the Fund’s fees are within a reasonable range compared to its peers and that the Fund’s performance has historically been strong relative to that of its peers. The Board considered that the Adviser has agreed, effective December 1, 2014, to reduce the Fund’s contractual management fee by 5 basis points, and to increase the Fund’s advisory fee waiver by 7 basis points at least through November 30, 2015, such that the Fund’s net expense ratio is decreased by 12 basis points. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Maryland Municipal Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one- and five-year periods and below the peer group average for the three-year period ended June 30, 2014. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington New York Municipal Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2014. The Board considered that the Adviser has agreed, effective December 1, 2014, to reduce the Fund’s contractual management fee by 5 basis points, and to decrease the Fund’s advisory fee waiver by 5 basis points at least through November 30, 2015. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

72	Board Approval of Investment Advisory Agreements

*****

At the September Regular Meeting, after extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session among the Independent Trustees and Independent Legal Counsel, the Board concluded the following:

•	The nature and extent of the investment advisory services to be provided to the Funds by the Advisor and each Sub-advisor (as applicable) were consistent with the terms of the Advisory Agreements; and

•	The prospects for satisfactory investment performance were reasonable.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and approved the renewal of the Advisory Agreements.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

73

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

*	If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

74

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

75

•	Information or data entered into a website will be retained.

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

WILMINGTON FUNDS

Investment Advisor
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Sub-Advisor
Wilmington Trust Investment Advisors
111 South Calvert Street 26th Floor
Baltimore, MD 21202

Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square,
2005 Market Street, Suite 700
Philadelphia, PA 19103

WT-SAR-FI-1014

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

WILMINGTON TRUST

October 31, 2014 (unaudited)

PRESIDENT'S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Equity Funds

Wilmington Large-Cap Strategy Fund

Wilmington Mid-Cap Growth Fund

Wilmington Small-Cap Growth Fund

Wilmington Small-Cap Strategy Fund

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)
Wilmington Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)

Wilmington Small-Cap Growth Fund (“Small-Cap Growth Fund”)

Wilmington Small-Cap Strategy Fund (“Small-Cap Strategy Fund”)

[This Page Intentionally Left Blank]

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the six-month reporting period from May 1, 2014 through October 31, 2014. Inside, you will find a complete listing of each Fund’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub advisor to the Trust, have provided the following review of the economy, bond, and stock markets over the six-month reporting period.

The Economy

For years we’ve heard investors complain about the sluggish U.S. economic recovery. Admittedly, gross domestic product has expanded at a slower rate (2.4% annualized over the last three years) than we saw during many past recoveries. But for a moment, let’s stop staring at the forest and focus on a few (blossoming) trees.

As foreign economies decelerate, the U.S. continues to roll along. In the six months from May through October, gross domestic product rose at an annualized rate of 4.1%. Not since 2003 has the economy shown such growth.

The International Monetary Fund projects economic expansion of 3.1% for the U.S. next year, well above expectations for the euro area and Japan. Credit most of that strong showing to consumers, who account for more than two-thirds of U.S. economic activity.

Wise investors will track the financial health and mindset of the consumer. Right now, most of the indicators are positive:

1)

In October, U.S. job growth topped 200,000 for the ninth consecutive month, a streak we haven’t seen since late 1994 and early 1995. The U.S. economy added 7.2 million jobs over the last three years (an average of 200,000 per month), boosting total payrolls above the prerecession high set in January 2008.

2)

The S&P 500 Index[1] returned 8.22% in the six months from May through October, 17.27% in the year ended October, and 19.77% annualized over the last three years. The wealth effect of such gains can invigorate consumers.

3)	In the six months that ended in September, personal consumption spending rose 3.9% from the year-earlier period, while monthly retail sales averaged 4.5% growth.

4)

Two widely followed consumer-sentiment indexes—published by the Conference Board[i] and the University of Michiganii—hit seven-year highs in October. It’s amazing what can happen when hiring picks up and portfolios rise in value.

ihttp://www.conference-board.org/

iihttp://www.sca.isr.umich.edu/

Don’t misread us—all is not perfect. Europe’s financial woes snared us before and could do so again. The Federal Reserve could bungle the transition to a rising-interest-rate environment. Gridlock in Washington could crimp government spending. But even taking those risks into account, sign us up for another few years. If this is what a slow, weak recovery looks like, we’ll take it.

The Bond Markets

Fixed income only looks attractive when bonds outperform stocks, which didn’t happen over the last six months. But given the problems prophesied earlier this year, bond investors shouldn’t be too upset.

During the six months ended October, the U.S. bond market absorbed:

•	The end of Federal Reserve bond purchases. Last year at this time, tapering commanded plenty of headlines. The central bank turned off the spigot for good last month.

•	Robust competition from other income investments. The FTSE NAREIT All Equity Real Estate Investment Trusts Index[2] managed a 10.55% return in the six months from May through October.

•

Investors bailing out. From May through August, the Investment Company Institute recorded $51.8 billion in net inflows to U.S. bond funds. But in September and October, bond funds hemorrhaged about $33 billioniii.

Despite the headwinds, the Barclays U.S. Aggregate Bond Index3 returned 2.35% from May through October, with performance distributed fairly evenly throughout the market. Barclays’ indices for U.S. corporate4, mortgage-backed5, and Treasury bonds6 all delivered six-month returns between 2.1% and 2.7%.

Tax-exempt bonds set the pace, with the Barclays Municipal Bond Index7 returning 3.59% from May through October. While investors fled taxable-bond funds in September and October, muni fund flows remained consistently positiveiii.

PRESIDENT’S MESSAGE / October 31, 2014 (unaudited)

Looking ahead, bond investors can be forgiven for focusing on the big cloud: rising interest rates. However, just last month the Fed pledged once again to keep the fed funds rate low for a “considerable time“iv. Central bankers did a fine job of preparing the market for the end of its bond-purchase program, and it will try to do the same as the next hike draws near, regardless of the timing.

We expect rate hikes to begin in the second quarter of 2015iv. In such an environment, bonds should underperform stocks

iii http://www.ici.org/research/stats

iv http://www.federalreserve.gov/newsevents/press/monetary/20141029a.htm

For the six-months reporting period May 1, 2014 through October 31, 2014, certain Barclays’ indices performed as follows8:

Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Bond Index	Barclays U.S. Mortgage- Backed Securities Index	Barclays U.S. Credit Bond Index[9]	Barclays Municipal Bond Index

2.35%	2.12%	2.64%	2.55%	3.59%

The Stock Markets

A glance at the highest-profile U.S. stock indexes should warm investors’ hearts. In the six months from May through October, the S&P 500 Index returned 8.22% and the Dow Jones Industrial Average10 6.10%.

Those numbers reflect good times for stock investors; that is, investors in U.S. large-cap stocks. Neither small U.S. stocks nor international stocks received their invitations to this party.

Let’s start with U.S. small-caps. The Russell 2000 Index11 and the S&P SmallCap 600 Index12 underperformed large-caps from May through October, returning 4.83% and 4.88%, respectively. The S&P SmallCap 600 Index peaked in July, and the Russell 2000 Index last set an all-time high in March. In contrast, from the start of May through Nov. 11, the S&P 500 Index set 32 new all-time highs. That averages out to more than one a week.

Leave the U.S., and the road gets rougher. The MSCI All Country World ex-US (Net) Index13 returned -2.77% for the six months ended October, while the widely followed MSCI EAFE Index14 (Europe, Australasia, Far East) performed even worse (-4.83%). You needn’t look far to find causes of the carnage—slowing global economies, falling commodity prices, and armed conflicts are commonly cited culprits.

The issues plaguing foreign stocks won’t dissipate overnight, and at this time we favor U.S. equities—particularly large-caps. Looking for a reason to share our optimism? Here are three:

1)	The stock market’s three-year pattern of higher highs and higher lows would make a Dow theorist drool.

2)	Investors’ reaction to quarterly results means a lot more than the raw numbers. Given the S&P 500 Index’s impressive 11% climb since the October 15 trough, earnings season looks like a big success.

3)

While equities aren’t cheap relative to historical valuations, they remain bargains relative to bonds. The S&P 500’s earnings yield of 5.8% is 1.0% above the yield of Baa-rated corporate bonds. Over the last 25 years, the earnings yield has averaged 1.8% below the bond yield.

For the six-month reporting period May 1, 2014 through October 31, 2014, certain stock market indices performed as follows:

S&P 500 Index	Dow Jones Industrial Average	NASDAQ Composite Index[15]	MSCI All Country World ex-US (Net) Index

8.22%	6.10%	13.23%	-2.77%

October 31, 2014 (unaudited) / PRESIDENT’S MESSAGE

The Trust, with assets of $12.4 billion as of Current Period, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income16, stay ahead of inflation, or keep your cash working, one or more of the Trust’s Funds may provide you with the diversification, flexibility and professional management you need17.

Sincerely,

Christopher D. Randall

President

December 2, 2014

For more complete information, please download the Trust’s prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds

1.	S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.
2.	FTSE NARIET All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. Equity REITs. Constituents of the Index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.
3.	Barclays U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.
4.	Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. The index is unmanaged and investments cannot be made directly in an index.
5.	Barclays U.S. Mortgage Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.
6.	Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.
7.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.
8.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
9.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.
10.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.
11.	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of the Index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure large stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The index is unmanaged and investments cannot be made directly in an index.
12.	The S&P SmallCap 600 Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged and investments cannot be made directly in an index.
13.	MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market

PRESIDENT’S MESSAGE / October 31, 2014 (unaudited)

performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.
14.	MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index.
15.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
16.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.
17.	Diversification does not assure a profit nor protect against loss.

October 31, 2014 (unaudited) / PRESIDENT’S MESSAGE

[This Page Intentionally Left Blank]

6

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON LARGE-CAP STRATEGY FUND
Actual
Class I	$1,000.00	$1,085.10	$1.31	0.25%
Hypothetical (assuming a 5% return before expense)
Class I	$1,000.00	$1,023.95	$1.28	0.25%
WILMINGTON MID-CAP GROWTH FUND
Actual
Class A	$1,000.00	$1,057.40	$6.43	1.24%
Class I	$1,000.00	$1,058.40	$5.60	1.08%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,018.95	$6.31	1.24%
Class I	$1,000.00	$1,019.76	$5.50	1.08%
WILMINGTON SMALL-CAP GROWTH FUND
Actual
Class A	$1,000.00	$1,047.90	$7.54	1.46%
Class I	$1,000.00	$1,048.90	$6.46	1.25%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,017.85	$7.43	1.46%
Class I	$1,000.00	$1,018.90	$6.36	1.25%
WILMINGTON SMALL-CAP STRATEGY FUND
Actual
Class I	$1,000.00	$1,054.70	$1.29	0.25%
Hypothetical (assuming a 5% return before expense)
Class I	$1,000.00	$1,023.95	$1.28	0.25%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Strategy Fund

At October 31, 2014, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Common Stocks
Information Technology	23.2%
Consumer Discretionary	15.3%
Health Care	14.0%
Industrials	11.8%
Financials	11.5%
Consumer Staples	9.3%
Energy	6.7%
Materials	3.9%
Telecommunication Services	2.2%
Utilities	1.8%
Investment Companies – Equity Funds	0.1%
Rights	0.0%[3]
Warrants	0.0%[3]
Cash Equivalents[1]	1.4%
Other Assets and Liabilities – Net[2]	(1.2)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represent less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

CONSUMER DISCRETIONARY – 15.3%

AUTO COMPONENTS – 0.4%

BorgWarner, Inc.	7,980	$455,020

Gentex Corp.	2,390	78,249

Goodyear Tire & Rubber Co. (The)	9,160	221,947

Johnson Controls, Inc.	9,830	464,468

Lear Corp.	2,500	231,250

TRW Automotive Holdings Corp.*	1,410	142,904

Visteon Corp.*	1,500	140,850

		$1,734,688

AUTOMOBILES – 0.5%

Ford Motor Co.	36,720	517,385

General Motors Co.	15,300	480,420

Harley-Davidson, Inc.	7,650	502,605

Description	Number of Shares	Value

Tesla Motors, Inc.*	3,400	$821,780

Thor Industries, Inc.	280	14,809

		$2,336,999

DISTRIBUTORS – 0.2%

Genuine Parts Co.	4,620	448,510

LKQ Corp.*	12,480	356,554

		$805,064

DIVERSIFIED CONSUMER SERVICES – 0.2%

Apollo Education Group, Inc.*	2,487	71,277

DeVry Education Group, Inc.	2,020	97,788

Graham Holdings Co., Class B	140	109,704

H&R Block, Inc.	10,260	331,501

Service Corp. International	4,170	91,198

Weight Watchers International, Inc.#	1,560	40,638

		$742,106

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

HOTELS, RESTAURANTS & LEISURE – 2.3%

Bally Technologies, Inc.*	700	$56,280

Brinker International, Inc.	520	27,893

Burger King Worldwide, Inc.#	4,700	153,596

Carnival Corp.	3,820	153,373

Chipotle Mexican Grill, Inc.*	1,050	669,900

Choice Hotels International, Inc.	60	3,210

Darden Restaurants, Inc.#	2,540	131,521

Domino’s Pizza, Inc.	2,200	195,338

Dunkin’ Brands Group, Inc.	3,900	177,372

International Game Technology	7,000	114,730

Las Vegas Sands Corp.	11,420	711,009

Marriott International, Inc., Class A	6,972	528,129

McDonald’s Corp.	31,099	2,914,909

MGM Resorts International*	4,510	104,858

Panera Bread Co., Class A*	845	136,586

Royal Caribbean Cruises Ltd.	1,780	120,987

SeaWorld Entertainment, Inc.	100	1,924

Six Flags Entertainment Corp.	3,100	124,930

Starbucks Corp.	23,460	1,772,638

Starwood Hotels & Resorts Worldwide, Inc.	4,430	339,604

Wendy’s Co. (The)	1,200	9,624

Wyndham Worldwide Corp.	5,260	408,544

Wynn Resorts Ltd.	3,120	592,831

Yum! Brands, Inc.	13,250	951,748

		$10,401,534

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	1,470	33,501

Garmin Ltd.#	1,990	110,405

Harman International Industries, Inc.	2,380	255,469

Jarden Corp.*	2,140	139,293

Leggett & Platt, Inc.	3,670	144,525

Lennar Corp., Class A	2,210	95,207

Mohawk Industries, Inc.*	850	120,734

Newell Rubbermaid, Inc.	7,820	260,641

NVR, Inc.*	130	159,585

PulteGroup, Inc.	4,040	77,528

Taylor Morrison Home Corp., Class A*	3,400	58,616

Tempur Sealy International, Inc.*	2,500	131,600

Toll Brothers, Inc.*	4,050	129,398

Tupperware Brands Corp.	1,100	70,125

Whirlpool Corp.	1,350	232,268

		$2,018,895

INTERNET & CATALOG RETAIL – 1.7%

Amazon.com, Inc.*	11,630	3,552,500

Expedia, Inc.	3,120	265,106

Groupon, Inc.#, *	14,200	103,802

Description	Number of Shares	Value

HomeAway, Inc.*	3,200	$111,680

Liberty Interactive Corp., Class A*	11,650	304,531

Liberty TripAdvisor Holdings, Inc., Class A*	2,446	77,245

Liberty Ventures*	4,102	143,980

Netflix, Inc.*	2,000	785,540

priceline.com, Inc. (The)*	1,730	2,086,743

TripAdvisor, Inc.*	4,420	391,877

		$7,823,004

LEISURE EQUIPMENT & PRODUCTS – 0.2%

Hasbro, Inc.	3,490	200,780

Mattel, Inc.	9,050	281,184

Polaris Industries, Inc.	2,000	301,720

		$783,684

MEDIA – 4.3%

AMC Networks, Inc., Class A*	1,685	102,195

Cablevision Systems Corp., Class A#	6,540	121,775

CBS Corp., Non-Voting	15,030	814,927

Charter Communications, Inc., Class A*	3,000	475,170

Cinemark Holdings, Inc.	4,500	158,940

Clear Channel Outdoor Holdings, Inc., Class A	500	3,630

Comcast Corp.	77,400	4,284,090

DIRECTV*	14,490	1,257,587

Discovery Communications, Inc.*	12,400	436,108

DISH Network Corp.*	6,880	437,912

DreamWorks Animation SKG, Inc.#, *	2,490	55,477

Gannett Co., Inc.	3,290	103,635

Interpublic Group of Cos., Inc. (The)	15,420	298,994

John Wiley & Sons, Inc.	2,100	122,619

Lamar Advertising Co.#	2,400	123,960

Liberty Media Corp.*	2,829	135,679

Lions Gate Entertainment Corp.	900	29,817

Live Nation Entertainment, Inc.*	1,000	26,000

Madison Square Garden Co. (The)*	2,187	165,687

Morningstar, Inc.	1,100	75,075

News Corp.*	11,157	172,710

Omnicom Group, Inc.	7,990	574,161

Regal Entertainment Group	770	17,056

Scripps Networks Interactive, Inc.	3,780	291,967

Sirius XM Holdings, Inc.*	106,200	364,266

Starz*	2,343	72,399

Thomson Reuters Corp.	3,500	130,270

Time Warner Cable, Inc.	8,424	1,240,097

Time Warner, Inc.	9,596	762,594

Twenty-First Century Fox, Inc.	48,230	1,662,970

Viacom, Inc.	9,520	691,914

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Walt Disney Co. (The)	47,646	$4,353,891

		$19,563,572

MULTILINE RETAIL – 0.7%

Big Lots, Inc.	1,324	60,441

Dillard’s, Inc., Class A	1,400	148,064

Dollar General Corp.*	10,800	676,836

Dollar Tree, Inc.*	7,262	439,859

Family Dollar Stores, Inc.	4,456	348,860

JC Penney Co., Inc.#, *	2,330	17,731

Kohl’s Corp.	2,410	130,670

Macy’s, Inc.	11,380	657,992

Nordstrom, Inc.	5,780	419,686

Sears Holdings Corp.#, *	70	2,444

Target Corp.	8,160	504,451

		$3,407,034

SPECIALTY RETAIL – 3.2%

Abercrombie & Fitch Co., Class A	2,400	80,352

Advance Auto Parts, Inc.	3,150	462,924

Ascena Retail Group, Inc.#, *	4,500	56,025

AutoNation, Inc.*	3,080	176,361

AutoZone, Inc.*	1,160	642,083

Bed, Bath & Beyond, Inc.*	5,290	356,229

Best Buy Co., Inc.	5,680	193,915

CarMax, Inc.*	7,400	413,734

Chico’s FAS, Inc.	4,890	73,741

CST Brands, Inc.	1,718	65,713

Dick’s Sporting Goods, Inc.	1,700	77,129

DSW, Inc., Class A	200	5,930

Foot Locker, Inc.	1,630	91,296

GameStop Corp.#	2,820	120,583

Gap, Inc. (The)	10,290	389,888

GNC Holdings, Inc., Class A	3,800	157,966

Home Depot, Inc.	43,040	4,197,261

L Brands, Inc.	5,750	414,690

Lowe’s Cos., Inc.	31,300	1,790,360

Murphy USA, Inc.*	1,387	79,475

O’Reilly Automotive, Inc.*	3,600	633,168

PetSmart, Inc.	3,460	250,331

Ross Stores, Inc.	7,080	571,498

Sally Beauty Holdings, Inc.*	4,700	137,757

Signet Jewelers Ltd.	2,520	302,425

Staples, Inc.	8,110	102,835

Tiffany & Co.	4,490	431,579

TJX Cos., Inc.	21,240	1,344,917

Tractor Supply Co.	4,900	358,778

Ulta Salon Cosmetics & Fragrance, Inc.*	2,000	241,620

Urban Outfitters, Inc.*	3,760	114,154

Description	Number of Shares	Value

Williams-Sonoma, Inc.	3,240	$210,697

		$14,545,414

TEXTILES, APPAREL & LUXURY GOODS – 1.2%

Carter’s, Inc.	1,400	109,382

Coach, Inc.	7,950	273,321

Deckers Outdoor Corp.*	1,400	122,444

Fossil Group, Inc.*	1,600	162,656

Hanesbrands, Inc.	3,500	369,635

Kate Spade & Co.*	3,400	92,242

Michael Kors Holdings Ltd.*	6,818	535,827

NIKE, Inc.	22,320	2,075,090

PVH Corp.	2,480	283,588

Ralph Lauren Corp.	1,800	296,712

Under Armour, Inc., Class A*	7,100	465,618

VF Corp.	11,400	771,552

		$5,558,067

TOTAL CONSUMER DISCRETIONARY		$69,720,061

CONSUMER STAPLES – 9.3%

BEVERAGES – 2.7%

Brown-Forman Corp.	4,897	453,805

Coca-Cola Co. (The)	123,182	5,158,862

Coca-Cola Enterprises, Inc.	8,440	365,874

Constellation Brands, Inc.*	4,930	451,292

Dr. Pepper Snapple Group, Inc.	5,750	398,187

Molson Coors Brewing Co.	2,550	189,669

Monster Beverage Corp.*	5,568	561,700

PepsiCo, Inc.	47,099	4,529,511

		$12,108,900

FOOD & STAPLES RETAILING – 1.8%

Costco Wholesale Corp.	13,260	1,768,486

CVS Health Corp.	14,900	1,278,569

Kroger Co.	19,736	1,099,493

Rite Aid Corp.*	26,300	138,075

Safeway, Inc.	3,150	109,809

Sprouts Farmers Market, Inc.#, *	4,000	116,440

Sysco Corp.	10,290	396,577

Walgreen Co.	25,220	1,619,628

Wal-Mart Stores, Inc.	19,433	1,482,155

Whole Foods Market, Inc.	8,940	351,610

		$8,360,842

FOOD PRODUCTS – 1.6%

Archer-Daniels-Midland Co.	7,540	354,380

Bunge Ltd.	1,670	148,046

Campbell Soup Co.	6,356	280,745

ConAgra Foods, Inc.	5,730	196,825

Dean Foods Co	1,680	24,713

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Flowers Foods, Inc.	3,837	$72,903

General Mills, Inc.	16,684	866,901

Hain Celestial Group, Inc. (The)*	1,500	162,375

Hershey Co. (The)	4,640	445,022

Hormel Foods Corp.	3,460	186,529

Ingredion, Inc.	970	74,932

JM Smucker Co. (The)	1,799	187,096

Kellogg Co.	6,340	405,506

Keurig Green Mountain, Inc.	5,040	764,820

Kraft Foods Group, Inc.	17,462	983,984

McCormick & Co., Inc.	5,130	362,794

Mead Johnson Nutrition Co.	6,750	670,343

Mondelez International, Inc.	18,787	662,430

Tyson Foods, Inc., Class A	3,300	133,155

WhiteWave Foods Co., Class A*	3,380	125,837

		$7,109,336

HOUSEHOLD PRODUCTS – 1.5%

Church & Dwight Co., Inc.	3,872	280,372

Clorox Co. (The)	4,868	484,366

Colgate-Palmolive Co.	28,176	1,884,411

Energizer Holdings, Inc.	990	121,423

Kimberly-Clark Corp.	10,440	1,192,979

Procter & Gamble Co. (The)	31,906	2,784,437

		$6,747,988

PERSONAL PRODUCTS – 0.2%

Avon Products, Inc.	5,070	52,728

Estee Lauder Cos., Inc. (The)	6,780	509,720

Herbalife Ltd.#	2,260	118,560

Nu Skin Enterprises, Inc., Class A#	1,600	84,528

		$765,536

TOBACCO – 1.6%

Altria Group, Inc.	61,450	2,970,493

Lorillard, Inc.	12,220	751,530

Philip Morris International, Inc.	35,960	3,200,800

Reynolds American, Inc.	7,440	468,050

		$7,390,873

TOTAL CONSUMER STAPLES		$42,483,475

ENERGY – 6.7%

ENERGY EQUIPMENT & SERVICES – 1.9%

Atwood Oceanics, Inc.*	550	22,357

Baker Hughes, Inc.	5,100	270,096

Cameron International Corp.*	5,880	350,154

Diamond Offshore Drilling, Inc.#	1,440	54,302

Dresser-Rand Group, Inc.*	2,070	169,119

Dril-Quip, Inc.*	1,500	134,925

FMC Technologies, Inc.*	7,560	423,662

Description	Number of Shares	Value

Frank’s International NV	4,900	$84,427

Halliburton Co.	26,730	1,473,892

Helmerich & Payne, Inc.	2,880	250,042

Nabors Industries Ltd.	2,530	45,161

National Oilwell Varco, Inc.	5,755	418,043

Oceaneering International, Inc.	3,680	258,594

Oil States International, Inc.*	1,360	81,246

Patterson-UTI Energy, Inc.	4,230	97,417

Rowan Cos. PLC, Class A*	3,240	78,635

RPC, Inc.	450	7,380

Schlumberger Ltd.	40,684	4,013,883

Seadrill Ltd.#	4,000	92,000

Seventy Seven Energy, Inc.*	500	6,535

Superior Energy Services, Inc.	2,740	68,911

Tidewater, Inc.	1,660	61,204

Unit Corp.*	220	10,652

		$8,472,637

OIL, GAS & CONSUMABLE FUELS – 4.8%

Anadarko Petroleum Corp.	6,750	619,515

Apache Corp.	3,573	275,836

Athlon Energy, Inc.*	2,900	169,070

Cabot Oil & Gas Corp.	14,280	444,108

Cheniere Energy, Inc.*	8,100	607,500

Chesapeake Energy Corp.	7,000	155,260

Chevron Corp.	20,000	2,399,000

Cimarex Energy Co.	950	107,986

Cobalt International Energy, Inc.*	9,400	110,074

Concho Resources, Inc.*	3,580	390,327

ConocoPhillips	12,460	898,989

CONSOL Energy, Inc.	1,800	66,240

Continental Resources, Inc.*	2,720	153,326

Denbury Resources, Inc.	1,815	22,506

Devon Energy Corp.	4,100	246,000

Energen Corp.	1,530	103,581

EOG Resources, Inc.	17,700	1,682,385

EQT Corp.	4,950	465,498

Exxon Mobil Corp.	45,283	4,379,319

Gulfport Energy Corp.*	2,700	135,486

Hess Corp.	2,990	253,582

HollyFrontier Corp.	2,340	106,189

Kinder Morgan, Inc.#	11,905	460,724

Laredo Petroleum, Inc.#, *	4,300	81,528

Marathon Oil Corp.	7,330	259,482

Marathon Petroleum Corp.	6,465	587,669

Murphy Oil Corp.	1,950	104,111

Newfield Exploration Co.*	2,560	83,482

Noble Energy, Inc.	9,820	565,927

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Oasis Petroleum, Inc.*	3,000	$89,880

Occidental Petroleum Corp.	8,000	711,440

PBF Energy, Inc., Class A	3,000	78,210

Peabody Energy Corp.#	2,070	21,590

Phillips 66	11,330	889,405

Pioneer Natural Resources Co.	4,420	835,645

QEP Resources, Inc.	2,400	60,168

Range Resources Corp.	5,350	365,940

Sandridge Energy, Inc.#, *	730	2,847

SM Energy Co.	1,570	88,391

Southwestern Energy Co.*	11,728	381,277

Spectra Energy Corp.	5,300	207,389

Targa Resources Corp.	1,200	154,356

Teekay Corp.	520	30,399

Tesoro Corp.	2,340	167,099

Ultra Petroleum Corp.#, *	4,800	109,440

Valero Energy Corp.	7,570	379,181

Whiting Petroleum Corp.*	1,800	110,232

Williams Cos., Inc. (The)	22,850	1,268,404

World Fuel Services Corp.	2,100	86,604

WPX Energy, Inc.*	5,116	97,818

		$22,070,415

TOTAL ENERGY		$30,543,052

FINANCIALS – 11.5%

CAPITAL MARKETS – 1.7%

Affiliated Managers Group, Inc.*	2,070	413,565

Ameriprise Financial, Inc.	3,840	484,493

Bank of New York Mellon Corp.	10,870	420,886

BlackRock, Inc.	2,260	770,909

Charles Schwab Corp.	14,470	414,855

E*TRADE Financial Corp.*	4,900	109,270

Eaton Vance Corp.	4,970	183,045

Federated Investors, Inc., Class B	4,970	155,412

Franklin Resources, Inc.	11,540	641,739

Goldman Sachs Group, Inc.	4,290	815,057

Invesco Ltd.	5,570	225,418

Lazard Ltd., Class A	3,550	174,696

Legg Mason, Inc.	1,110	57,720

LPL Financial Holdings, Inc.	3,600	149,004

Morgan Stanley	17,396	607,990

Northern Trust Corp.	2,580	171,054

NorthStar Asset Management Group, Inc./New York*	3,650	66,138

Raymond James Financial, Inc.	2,110	118,434

SEI Investments Co.	6,240	241,238

State Street Corp.	4,520	341,079

Synovus Financial Corp.	2,234	56,654

Description	Number of Shares	Value

T. Rowe Price Group, Inc.	9,780	$802,840

TD Ameritrade Holding Corp.	7,050	237,867

Waddell & Reed Financial, Inc., Class A	2,740	130,808

		$7,790,171

COMMERCIAL BANKS – 1.5%

Associated Banc-Corp.	5,285	99,358

Bank of Hawaii Corp.	770	45,083

BB&T Corp.	6,990	264,781

BOK Financial Corp.	320	21,939

CIT Group, Inc.	2,400	117,432

City National Corp.	940	73,987

Comerica, Inc.	1,230	58,720

Commerce Bancshares, Inc.	846	38,290

Cullen/Frost Bankers, Inc.	1,440	116,366

East West Bancorp, Inc.	2,500	91,900

Fifth Third Bancorp	11,100	221,889

First Horizon National Corp.	6,384	82,098

First Niagara Financial Group, Inc.	10,030	75,125

First Republic Bank	1,800	91,674

Fulton Financial Corp.	7,410	88,031

Huntington Bancshares, Inc.	9,441	93,560

KeyCorp	11,570	152,724

M&T Bank Corp.§	1,610	196,710

PacWest Bancorp	1,339	57,122

PNC Financial Services Group, Inc.	5,360	463,050

Popular, Inc.*	800	25,504

Regions Financial Corp.	17,356	172,345

Signature Bank*	1,100	133,243

SunTrust Banks, Inc.	6,680	261,455

SVB Financial Group*	500	55,995

TCF Financial Corp.	4,310	66,590

U.S. Bancorp	18,520	788,952

Wells Fargo & Co.	50,505	2,681,310

Zions Bancorporation	890	25,783

		$6,661,016

CONSUMER FINANCE – 0.8%

Ally Financial, Inc.*	5,200	118,040

American Express Co.	28,160	2,532,992

Capital One Financial Corp.	5,700	471,789

Discover Financial Services	5,080	324,002

Navient Corp.	5,360	106,021

Santander Consumer USA Holdings, Inc.	5,400	99,900

SLM Corp.	5,360	51,188

Synchrony Financial*	5,300	143,206

		$3,847,138

DIVERSIFIED FINANCIAL SERVICES – 2.5%

Bank of America Corp.	108,490	1,861,688

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Berkshire Hathaway, Inc., Class B*	18,906	$2,649,865

CBOE Holdings, Inc.	3,000	176,820

Citigroup, Inc.	32,102	1,718,420

CME Group, Inc.	3,900	326,859

FNFV Group*	846	11,370

Interactive Brokers Group, Inc., Class B	1,200	30,984

Intercontinental Exchange, Inc.	2,518	524,474

JPMorgan Chase & Co.	39,820	2,408,314

Leucadia National Corp.	3,310	78,712

McGraw Hill Financial, Inc.	9,040	817,939

Moody’s Corp.	6,940	688,656

MSCI, Inc.	2,520	117,583

NASDAQ Omx Group, Inc. (The)	530	22,928

		$11,434,612

INSURANCE – 2.0%

ACE Ltd.	3,400	371,620

Aflac, Inc.	4,750	283,717

Alleghany Corp.*	256	113,736

Allied World Assurance Co. Holdings AG	2,790	106,020

Allstate Corp.	3,980	258,103

American Financial Group, Inc.	1,600	95,728

American International Group, Inc.	14,750	790,157

American National Insurance Co.	600	68,448

Aon PLC	8,300	713,800

Arch Capital Group Ltd.*	2,540	143,053

Arthur J Gallagher & Co.	3,880	185,076

Aspen Insurance Holdings Ltd.	190	8,290

Assurant, Inc.	1,130	77,089

Assured Guaranty Ltd.	1,600	36,928

Axis Capital Holdings Ltd.	3,280	157,899

Brown & Brown, Inc.	2,170	69,136

Chubb Corp.	3,950	392,472

Cincinnati Financial Corp.	2,106	106,290

CNA Financial Corp.	1,050	41,034

Endurance Specialty Holdings Ltd.	2,000	115,900

Erie Indemnity Co., Class A	670	56,863

Everest Re Group Ltd.	270	46,076

FNF Group	2,541	75,823

Genworth Financial, Inc., Class A*	3,260	45,607

Golar LNG Ltd.	1,300	72,943

Hanover Insurance Group, Inc.	1,100	73,634

Hartford Financial Services Group, Inc.	6,790	268,748

HCC Insurance Holdings, Inc.	970	50,624

Kemper Corp.	370	13,635

Lincoln National Corp.	3,170	173,589

Loews Corp.	5,050	220,180

Description	Number of Shares	Value

Markel Corp.*	80	$55,271

Marsh & McLennan Cos., Inc.	13,740	747,044

MBIA, Inc.*	1,650	16,104

Mercury General Corp.	370	19,654

MetLife, Inc.	8,901	482,790

Old Republic International Corp.	6,600	97,482

PartnerRe Ltd.	970	112,219

Principal Financial Group, Inc.	3,590	188,008

ProAssurance Corp.	500	23,390

Progressive Corp.	9,880	260,931

Protective Life Corp.	1,130	78,738

Prudential Financial, Inc.	4,730	418,794

Reinsurance Group of America, Inc.	1,690	142,383

RenaissanceRe Holdings Ltd.	20	2,067

StanCorp Financial Group, Inc.	40	2,782

Torchmark Corp.	1,695	89,767

Travelers Cos., Inc. (The)	5,080	512,064

Unum Group	2,210	73,947

Validus Holdings Ltd.	170	6,763

White Mountains Insurance Group Ltd.	160	99,987

WR Berkley Corp.	3,580	184,513

XL Group PLC	2,520	85,378

		$8,932,294

REAL ESTATE INVESTMENT TRUSTS – 2.8%

Alexandria Real Estate Equities, Inc.	740	61,420

American Capital Agency Corp.	1,600	36,384

American Realty Capital Properties, Inc.	10,300	91,361

American Tower Corp.	12,660	1,234,350

Annaly Capital Management, Inc.	9,650	110,106

Apartment Investment & Management Co.	3,970	142,086

AvalonBay Communities, Inc.	1,222	190,436

BioMed Realty Trust, Inc.	4,100	89,052

Boston Properties, Inc.	1,950	247,162

Brandywine Realty Trust	730	11,264

Camden Property Trust	170	13,034

CBL & Associates Properties, Inc.	5,000	95,650

Chimera Investment Corp.	15,700	48,984

Corporate Office Properties Trust	1,820	49,759

Corrections Corp. of America	4,047	148,849

Crown Castle International Corp.	12,140	948,377

DDR Corp.	2,800	50,792

Digital Realty Trust, Inc.#	3,760	259,402

Douglas Emmett, Inc.	10	281

Duke Realty Corp.	6,310	119,638

Equity Commonwealth	2,542	67,897

Equity Lifestyle Properties, Inc.	3,400	166,940

Equity Residential	3,050	212,158

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Essex Property Trust, Inc.	1,073	$216,488

Extra Space Storage, Inc.	4,600	267,536

Federal Realty Investment Trust	1,170	154,206

Gaming and Leisure Properties, Inc.	104	3,250

General Growth Properties, Inc.	8,143	210,985

HCP, Inc.	4,870	214,134

Health Care REIT, Inc.	6,520	463,637

Home Properties, Inc.	1,000	64,310

Hospitality Properties Trust	750	22,207

Host Hotels & Resorts, Inc.	8,640	201,398

Kilroy Realty Corp.	2,000	135,480

Kimco Realty Corp.	6,880	171,656

Liberty Property Trust	1,340	46,592

Macerich Co. (The)	2,610	184,005

MFA Financial, Inc.	13,600	113,968

Mid-America Apartment Communities, Inc.	1,800	127,188

National Retail Properties, Inc.#	100	3,812

NorthStar Realty Finance Corp.*	3,650	67,817

Omega Healthcare Investors, Inc.#	4,100	156,456

Piedmont Office Realty Trust, Inc.	3,300	64,185

Plum Creek Timber Co., Inc.	2,270	93,093

Post Properties, Inc.	700	39,158

Prologis, Inc.	6,010	250,317

Public Storage	3,860	711,552

Rayonier, Inc.	3,915	131,035

Realty Income Corp.#	3,910	179,977

Regency Centers Corp.	2,060	125,042

Senior Housing Properties Trust	2,540	57,379

Simon Property Group, Inc.	8,033	1,439,594

SL Green Realty Corp.	790	91,403

Spirit Realty Capital, Inc.	13,000	154,700

Starwood Property Trust, Inc.	3,600	81,216

Tanger Factory Outlet Centers, Inc.	3,100	110,887

Taubman Centers, Inc.	1,850	140,693

Two Harbors Investment Corp.	11,700	118,521

UDR, Inc.	2,580	77,993

Ventas, Inc.	6,566	449,837

Vornado Realty Trust	3,673	402,120

Washington Prime Group, Inc.#	4,016	70,802

Weingarten Realty Investors	3,560	129,050

Weyerhaeuser Co.	14,010	474,379

WP Carey, Inc.	1,900	128,668

		$12,742,108

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%

CBRE Group, Inc.*	8,710	278,720

Forest City Enterprises, Inc.*	4,300	89,827

Howard Hughes Corp. (The)*	658	96,976

Description	Number of Shares	Value

Jones Lang LaSalle, Inc.	170	$22,986

Realogy Holdings Corp.*	2,600	106,626

		$595,135

THRIFTS & MORTGAGE FINANCE – 0.1%

Hudson City Bancorp, Inc.	3,732	36,014

New York Community Bancorp, Inc.	2,740	43,703

Ocwen Financial Corp.*	3,000	70,680

People’s United Financial, Inc.	7,600	111,112

TFS Financial Corp.*	250	3,735

		$265,244

TOTAL FINANCIALS		$52,267,718

HEALTH CARE – 14.0%

BIOTECHNOLOGY – 4.4%

Alexion Pharmaceuticals, Inc.*	6,440	1,232,358

Alkermes PLC*	4,400	222,420

Alnylam Pharmaceuticals, Inc.*	2,200	204,028

Amgen, Inc.	22,984	3,727,545

Biogen Idec, Inc.*	7,400	2,375,992

BioMarin Pharmaceutical, Inc.*	4,800	396,000

Celgene Corp.*	25,966	2,780,699

Cubist Pharmaceuticals, Inc.*	2,500	180,725

Gilead Sciences, Inc.*	48,654	5,449,248

Incyte Corp.*	4,200	281,652

Intercept Pharmaceuticals, Inc.*	400	103,356

Medivation, Inc.*,††	2,500	264,250

Myriad Genetics, Inc.#, *	2,310	91,222

Pharmacyclics, Inc.*	1,900	248,273

Regeneron Pharmaceuticals, Inc.*	2,600	1,023,672

Seattle Genetics, Inc.*	3,400	124,678

United Therapeutics Corp.*	1,340	175,500

Vertex Pharmaceuticals, Inc.*	8,683	978,053

		$19,859,671

HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%

Abbott Laboratories	16,409	715,268

Alere, Inc.*	2,650	105,920

Align Technology, Inc.*	3,000	157,860

Baxter International, Inc.	17,050	1,195,887

Becton Dickinson & Co.	4,860	625,482

Boston Scientific Corp.*	18,100	240,368

CareFusion Corp.*	4,900	281,113

Cooper Cos., Inc. (The)	1,050	172,095

Covidien PLC	4,400	406,736

CR Bard, Inc.	2,280	373,852

DENTSPLY International, Inc.	3,670	186,326

Edwards Lifesciences Corp.*	3,886	469,895

Hill-Rom Holdings, Inc.	2,260	100,525

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Hologic, Inc.*	8,040	$210,568

IDEXX Laboratories, Inc.*	1,890	267,756

Intuitive Surgical, Inc.*	1,200	594,960

Medtronic, Inc.	10,460	712,954

ResMed, Inc.#	4,720	246,478

Sirona Dental Systems, Inc.*	1,700	133,535

St. Jude Medical, Inc.	7,370	472,933

Stryker Corp.	7,300	638,969

Teleflex, Inc.	60	6,847

Varian Medical Systems, Inc.*	4,250	357,510

Zimmer Holdings, Inc.	2,310	256,964

		$8,930,801

HEALTH CARE PROVIDERS & SERVICES – 2.1%

Aetna, Inc.	5,231	431,610

AmerisourceBergen Corp.	7,870	672,177

Brookdale Senior Living, Inc.*	4,570	154,055

Cardinal Health, Inc.	4,200	329,616

Catamaran Corp.*	6,712	319,961

Centene Corp.*	1,700	157,539

Cigna Corp.	4,190	417,198

Community Health Systems, Inc.*	3,446	189,427

Davita HealthCare Partners, Inc.*	4,588	358,185

Envision Healthcare Holdings, Inc.*	500	17,475

Express Scripts Holding Co.*	22,162	1,702,485

HCA Holdings, Inc.*	3,600	252,180

Health Net, Inc.*	1,220	57,962

Henry Schein, Inc.*	2,460	295,274

Humana, Inc.	2,270	315,189

Laboratory Corp. of America Holdings*	1,410	154,099

LifePoint Hospitals, Inc.*	130	9,100

McKesson Corp.	7,100	1,444,211

MEDNAX, Inc.*	2,740	171,058

Omnicare, Inc.	1,959	130,450

Patterson Cos., Inc.	970	41,817

Quest Diagnostics, Inc.	1,850	117,401

Tenet Healthcare Corp.*	2,425	135,921

UnitedHealth Group, Inc.	10,320	980,503

Universal Health Services, Inc., Class B	2,580	267,572

VCA, Inc.*	870	39,646

WellPoint, Inc.	2,610	330,661

		$9,492,772

HEALTH CARE TECHNOLOGY – 0.2%

Allscripts Healthcare Solutions, Inc.*	4,700	64,484

athenahealth, Inc.#, *	1,100	134,750

Cerner Corp.*	10,040	635,934

Description	Number of Shares	Value

IMS Health Holdings, Inc.*	100	$2,425

Veeva Systems, Inc., Class A#, *	5,300	157,834

		$995,427

LIFE SCIENCES TOOLS & SERVICES – 0.7%

Agilent Technologies, Inc.	5,490	303,487

Bio-Rad Laboratories, Inc., Class A*	890	100,410

Bruker Corp.*	5,300	109,869

Charles River Laboratories International,

Inc.*	1,920	121,267

Covance, Inc.*	2,040	162,996

Illumina, Inc.*	4,900	943,642

Mettler-Toledo International, Inc.*	920	237,792

PerkinElmer, Inc.	870	37,775

QIAGEN N.V.*	5,200	121,992

Techne Corp.	1,400	127,470

Thermo Fisher Scientific, Inc.	7,120	837,098

Waters Corp.*	2,610	289,188

		$3,392,986

PHARMACEUTICALS – 4.6%

AbbVie, Inc.	49,009	3,110,111

Actavis PLC*	7,623	1,850,407

Allergan, Inc.	9,400	1,786,564

Bristol-Myers Squibb Co.	30,600	1,780,614

Eli Lilly & Co.	12,890	854,994

Endo International PLC*	5,210	348,653

Hospira, Inc.*	2,270	121,899

Jazz Pharmaceuticals PLC*	2,200	371,448

Johnson & Johnson	39,020	4,205,576

Mallinckrodt PLC*	3,310	305,116

Merck & Co., Inc.	37,946	2,198,591

Mylan, Inc.*	12,630	676,337

Perrigo Co. PLC	2,460	397,167

Pfizer, Inc.	68,223	2,043,279

Salix Pharmaceuticals Ltd.*	2,600	374,010

Zoetis, Inc.	17,581	653,310

		$21,078,076

TOTAL HEALTH CARE		$63,749,733

INDUSTRIALS – 11.8%

AEROSPACE & DEFENSE – 2.6%

Alliant Techsystems, Inc.	220	25,731

B/E Aerospace, Inc.*	2,900	215,905

Boeing Co. (The)	22,890	2,859,190

Exelis, Inc.	5,070	90,499

General Dynamics Corp.	2,810	392,726

Hexcel Corp.*	3,600	150,804

Honeywell International, Inc.	23,870	2,294,384

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Huntington Ingalls Industries, Inc.	1,645	$174,074

L-3 Communications Holdings, Inc.	610	74,091

Lockheed Martin Corp.	8,150	1,553,146

Northrop Grumman Corp.	2,770	382,149

Precision Castparts Corp.	4,490	990,943

Raytheon Co.	3,520	365,658

Rockwell Collins, Inc.	4,470	376,151

Spirit Aerosystems Holdings, Inc., Class A*	1,940	76,320

Textron, Inc.	3,270	135,803

TransDigm Group, Inc.	1,890	353,487

Triumph Group, Inc.	1,500	104,445

United Technologies Corp.	12,060	1,290,420

Vectrus, Inc.*	281	6,868

		$11,912,794

AIR FREIGHT & LOGISTICS – 0.9%

C.H. Robinson Worldwide, Inc.	4,384	303,417

Expeditors International of Washington, Inc.	7,280	310,565

FedEx Corp.	5,760	964,224

United Parcel Service, Inc.	21,950	2,302,775

		$3,880,981

AIRLINES – 0.7%

Alaska Air Group, Inc.	4,400	234,212

American Airlines Group, Inc.*	24,200	1,000,670

Copa Holdings SA	520	60,798

Delta Air Lines, Inc.	10,320	415,174

Southwest Airlines Co.	21,230	732,010

Spirit Airlines, Inc.*	2,300	168,153

United Continental Holdings, Inc.*	14,333	756,926

		$3,367,943

BUILDING PRODUCTS – 0.3%

Allegion PLC	2,233	118,550

Armstrong World Industries, Inc.#, *	2,340	113,303

Fortune Brands Home & Security, Inc.	4,760	205,870

Lennox International, Inc.	1,490	132,491

Masco Corp.	15,630	344,954

Owens Corning	890	28,533

Smith (A.O.) Corp.	2,500	133,375

USG Corp.*	4,400	118,184

		$1,195,260

COMMERCIAL SERVICES & SUPPLIES – 0.6%

ADT Corp. (The)	1,750	62,720

Cintas Corp.	3,520	257,805

Civeo Corp.	1,220	14,872

Clean Harbors, Inc.*	1,300	64,519

Copart, Inc.*	1,580	52,835

Description	Number of Shares	Value

Covanta Holding Corp.	4,900	$108,143

Iron Mountain, Inc.	4,134	149,113

KAR Auction Services, Inc.	4,100	124,476

Pitney Bowes, Inc.	2,330	57,644

Republic Services, Inc.	5,140	197,376

RR Donnelley & Sons Co.	3,270	57,061

Stericycle, Inc.*	2,752	346,752

Tyco International Ltd.	13,300	570,969

Waste Connections, Inc.	4,875	243,263

Waste Management, Inc.	4,440	217,072

		$2,524,620

CONSTRUCTION & ENGINEERING – 0.2%

AECOM Technology Corp.*	5,991	195,007

Chicago Bridge & Iron Co. NV	1,682	91,904

Fluor Corp.	3,670	243,468

Foster Wheeler AG	3,800	117,914

Jacobs Engineering Group, Inc.*	1,650	78,292

KBR, Inc.	2,070	39,496

Quanta Services, Inc.*	5,010	170,741

		$936,822

ELECTRICAL EQUIPMENT – 0.7%

Acuity Brands, Inc.	1,300	181,259

AMETEK, Inc.	9,280	483,952

Babcock & Wilcox Co. (The)	2,940	84,084

Eaton Corp. PLC	4,728	323,348

Emerson Electric Co.	18,890	1,210,093

Hubbell, Inc., Class B	1,590	180,322

Regal-Beloit Corp.	600	42,582

Rockwell Automation, Inc.	4,620	519,057

SolarCity Corp.#, *	1,000	59,180

		$3,083,877

INDUSTRIAL CONGLOMERATES – 1.6%

3M Co.	20,310	3,123,069

Carlisle Cos., Inc.	1,290	114,655

Danaher Corp.	7,880	633,552

General Electric Co.	106,420	2,746,700

Roper Industries, Inc.	3,000	474,900

		$7,092,876

MACHINERY – 2.0%

AGCO Corp.	560	24,814

Allison Transmission Holdings, Inc.	4,800	155,904

Caterpillar, Inc.	8,900	902,549

Colfax Corp.*	2,700	146,826

Cummins, Inc.	5,820	850,768

Deere & Co.	5,650	483,301

Donaldson Co., Inc.	4,860	202,079

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Dover Corp.	5,360	$425,798

Flowserve Corp.	4,920	334,511

Graco, Inc.	2,140	167,990

IDEX Corp.	2,120	158,809

Illinois Tool Works, Inc.	10,600	965,130

Ingersoll-Rand PLC	4,500	281,790

ITT Corp.	2,535	114,227

Joy Global, Inc.	1,080	56,840

Kennametal, Inc.	2,650	102,317

Lincoln Electric Holdings, Inc.	2,600	188,448

Manitowoc Co., Inc.	3,910	81,484

Middleby Corp. (The)*	1,600	141,600

Navistar International Corp.*	1,680	59,422

Nordson Corp.	2,000	153,100

Oshkosh Corp.	990	44,312

PACCAR, Inc.	10,790	704,803

Pall Corp.	3,170	289,801

Parker Hannifin Corp.	3,400	431,902

Pentair PLC	2,666	178,755

Snap-On, Inc.	1,280	169,139

SPX Corp.	1,230	116,592

Stanley Black & Decker, Inc.	1,820	170,425

Terex Corp.	2,030	58,403

Timken Co.	300	12,897

Toro Co.	2,340	144,448

Trinity Industries, Inc.	5,060	180,693

Valmont Industries, Inc.#	1,060	144,340

WABCO Holdings, Inc.*	2,050	199,629

Wabtec Corp.	3,320	286,516

Xylem, Inc.	4,670	169,801

		$9,300,163

MARINE – 0.0%**

Kirby Corp.*	1,500	165,870

PROFESSIONAL SERVICES – 0.4%

Dun & Bradstreet Corp.	930	114,213

Equifax, Inc.	4,060	307,504

IHS, Inc., Class A*	2,140	280,404

Manpowergroup, Inc.	1,860	124,155

Nielsen Holdings N.V.	7,600	322,924

Robert Half International, Inc.	5,010	274,448

Science Applications International Corp.	1,257	61,480

Towers Watson & Co., Class A	1,300	143,377

Verisk Analytics, Inc.*	6,000	374,100

		$2,002,605

ROAD & RAIL – 1.4%

AMERCO	300	81,336

Description	Number of Shares	Value

Avis Budget Group, Inc.*	3,600	$200,700

Con-way, Inc.	1,840	79,801

CSX Corp.	14,600	520,198

Genesee & Wyoming, Inc.*	1,600	153,920

Hertz Global Holdings, Inc.*	17,150	375,928

JB Hunt Transport Services, Inc.	2,980	237,715

Kansas City Southern	4,000	491,160

Landstar System, Inc.	1,590	117,676

Norfolk Southern Corp.	4,160	460,262

Old Dominion Freight Line, Inc.*	2,800	204,036

Ryder System, Inc.	40	3,539

Union Pacific Corp.	28,720	3,344,444

		$6,270,715

TRADING COMPANIES & DISTRIBUTORS – 0.4%

Fastenal Co.	10,360	456,254

GATX Corp.	90	5,706

HD Supply Holdings, Inc.*	4,600	132,664

MRC Global, Inc.*	100	2,103

MSC Industrial Direct Co., Inc., Class A	1,390	112,548

NOW, Inc./de*	1,063	31,954

United Rentals, Inc.*	4,000	440,240

Veritiv Corp.*	207	9,338

WESCO International, Inc.*	330	27,195

WW Grainger, Inc.	2,010	496,068

		$1,714,070

TOTAL INDUSTRIALS		$53,448,596

INFORMATION TECHNOLOGY – 23.2%

COMMUNICATIONS EQUIPMENT – 1.5%

ARRIS Group, Inc.*	4,000	120,080

Brocade Communications Systems, Inc.	8,790	94,317

Cisco Systems, Inc.	53,220	1,302,293

EchoStar Corp.*	270	12,617

F5 Networks, Inc.*	3,010	370,170

Harris Corp.	2,040	141,984

JDS Uniphase Corp.*	5,850	78,741

Juniper Networks, Inc.*	10,440	219,971

Motorola Solutions, Inc.	3,490	225,105

Palo Alto Networks, Inc.*	1,800	190,260

QUALCOMM, Inc.	53,500	4,200,285

Riverbed Technology, Inc.*	4,200	79,758

		$7,035,581

COMPUTERS & PERIPHERALS – 5.2%

3D Systems Corp.#,*	3,000	113,400

Apple, Inc.	189,280	20,442,240

Diebold, Inc.	973	34,473

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

EMC Corp.	30,270	$869,657

Hewlett-Packard Co.	19,490	699,301

Lexmark International, Inc., Class A#	2,230	96,247

NCR Corp.*	5,320	147,204

NetApp, Inc.	5,143	220,120

SanDisk Corp.	4,650	437,751

Stratasys Ltd.#,*	1,300	156,468

Western Digital Corp.	2,280	224,284

		$23,441,145

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%

Amphenol Corp., Class A	10,300	520,974

Arrow Electronics, Inc.*	1,340	76,192

Avnet, Inc.	3,060	132,345

AVX Corp.	200	2,888

Corning, Inc.	19,540	399,202

Dolby Laboratories, Inc., Class A*	1,350	56,592

FLIR Systems, Inc.	3,390	113,667

Ingram Micro, Inc.*	100	2,684

IPG Photonics Corp.#,*	2,000	146,820

Jabil Circuit, Inc.	5,240	109,778

Knowles Corp.*	1,930	37,558

National Instruments Corp.	2,880	91,238

Tech Data Corp.*	1,700	101,524

Trimble Navigation Ltd.*	8,300	222,938

Vishay Intertechnology, Inc.	2,370	32,019

		$2,046,419

INTERNET SOFTWARE & SERVICES – 4.5%

Akamai Technologies, Inc.*	7,350	443,205

AOL, Inc.*	2,331	101,468

CoStar Group, Inc.*	1,100	177,199

eBay, Inc.*	39,120	2,053,800

Equinix, Inc.*	1,890	394,821

Facebook, Inc., Class A*	61,400	4,604,386

Google, Inc.*	17,570	9,900,256

IAC/InterActiveCorp	1,030	69,721

LinkedIn Corp.*	4,000	915,840

Pandora Media, Inc.*	4,500	86,760

Rackspace Hosting, Inc.#,*	2,800	107,408

Twitter, Inc.*	16,000	663,520

VeriSign, Inc.#,*	3,950	236,052

Yahoo!, Inc.*	8,490	390,965

Yelp, Inc.#, *	1,900	114,000

Zillow, Inc.#,*	900	97,857

		$20,357,258

Description	Number of Shares	Value

IT SERVICES – 4.2%

Accenture PLC, Class A	20,300	$1,646,736

Alliance Data Systems Corp.*	1,790	507,196

Amdocs Ltd.	2,720	129,309

Automatic Data Processing, Inc.	14,030	1,147,373

Broadridge Financial Solutions, Inc.	3,630	159,466

Cognizant Technology Solutions Corp.*	18,120	885,162

Computer Sciences Corp.	1,600	96,640

CoreLogic, Inc.*	680	21,332

DST Systems, Inc.	170	16,379

Fidelity National Information Services, Inc.	4,243	247,749

Fiserv, Inc.*	7,660	532,217

FleetCor Technologies, Inc.*	3,100	466,736

Gartner, Inc.*	3,500	282,485

Genpact Ltd.*	6,500	114,075

Global Payments, Inc.	2,250	181,125

International Business Machines Corp.	30,100	4,948,440

Jack Henry & Associates, Inc.	1,900	113,658

Leidos Holdings, Inc.	2,200	80,454

Mastercard, Inc.	31,000	2,596,250

Paychex, Inc.	9,670	453,910

Teradata Corp.*	3,670	155,314

Total System Services, Inc.	4,520	152,731

Vantiv, Inc.*	3,900	120,588

VeriFone Systems, Inc.*	2,600	96,876

Visa, Inc.	15,530	3,749,408

Western Union Co.	20,690	350,902

		$19,252,511

OFFICE ELECTRONICS – 0.1%

Xerox Corp.	15,860	210,621

Zebra Technologies Corp., Class A*	1,950	143,813

		$354,434

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.3%

Advanced Micro Devices, Inc.#,*	12,850	35,980

Altera Corp.	7,030	241,621

Analog Devices, Inc.	8,820	437,648

Applied Materials, Inc.	32,580	719,692

Atmel Corp.*	11,220	83,252

Avago Technologies Ltd.	8,000	690,000

Broadcom Corp., Class A	9,230	386,552

Cree, Inc.#,*	3,430	107,976

First Solar, Inc.*	700	41,230

Freescale Semiconductor Ltd.#,*	5,500	109,395

Intel Corp.	60,570	2,059,986

KLA-Tencor Corp.	5,550	439,283

Lam Research Corp.	2,480	193,093

Linear Technology Corp.	9,170	392,843

Marvell Technology Group Ltd.	3,330	44,755

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Maxim Integrated Products, Inc.	11,220	$329,195

Microchip Technology, Inc.#	5,900	254,349

Micron Technology, Inc.*	29,370	971,853

NVIDIA Corp.	6,080	118,803

ON Semiconductor Corp.*	10,570	87,625

Skyworks Solutions, Inc.	7,600	442,624

SunEdison, Inc.*	5,600	109,256

Teradyne, Inc.	3,450	63,480

Texas Instruments, Inc.	34,050	1,690,923

Xilinx, Inc.	8,700	386,976

		$10,438,390

SOFTWARE – 4.9%

Activision Blizzard, Inc.	12,670	252,766

Adobe Systems, Inc.*	14,880	1,043,386

ANSYS, Inc.*	2,080	163,405

Autodesk, Inc.*	7,530	433,276

CA, Inc.	4,180	121,471

Cadence Design Systems, Inc.*	11,710	210,194

CDK Global, Inc.*	4,676	157,114

Citrix Systems, Inc.*	5,930	380,884

Concur Technologies, Inc.*	2,500	320,800

Electronic Arts, Inc.*	11,160	457,225

FactSet Research Systems, Inc.	1,540	202,418

FireEye, Inc.#,*	3,300	112,167

Fortinet, Inc.*	4,000	104,200

Informatica Corp.*	3,500	124,810

Intuit, Inc.	10,000	880,100

Microsoft Corp.	198,989	9,342,534

NetSuite, Inc.#,*	1,200	130,392

Nuance Communications, Inc.*	7,000	108,010

Oracle Corp.	101,500	3,963,575

PTC, Inc.*	3,900	148,785

Red Hat, Inc.*	6,230	367,072

Rovi Corp.*	1,650	34,452

Salesforce.com, Inc.*	19,380	1,240,126

ServiceNow, Inc.*	5,600	380,408

SolarWinds, Inc.*	1,300	61,815

Solera Holdings, Inc.	2,700	140,265

Splunk, Inc.*	4,200	277,536

Symantec Corp.	12,120	300,818

Synopsys, Inc.*	2,600	106,548

Tableau Software, Inc., Class A*	1,900	156,921

TIBCO Software, Inc.*	5,000	116,850

Vmware, Inc., Class A*	2,310	193,047

Workday, Inc., Class A#,*	3,500	334,180

Description	Number of Shares	Value

Zynga, Inc., Class A*	15,000	$38,250

		$22,405,800

TOTAL INFORMATION TECHNOLOGY		$105,331,538

MATERIALS – 3.9%

CHEMICALS – 2.9%

Air Products & Chemicals, Inc.	1,970	265,280

Airgas, Inc.	1,960	218,618

Albemarle Corp.	1,180	68,888

Ashland, Inc.	540	58,358

Cabot Corp.	460	21,358

Celanese Corp.	2,870	168,555

CF Industries Holdings, Inc.	723	187,980

Cytec Industries, Inc.	1,960	91,395

Dow Chemical Co.	15,250	753,350

E.I. du Pont de Nemours & Co.	27,930	1,931,359

Eastman Chemical Co.	4,288	346,385

Ecolab, Inc.	7,877	876,159

FMC Corp.	3,560	204,166

Huntsman Corp.	5,100	124,440

International Flavors & Fragrances, Inc.	2,900	287,535

LyondellBasell Industries NV, Class A	14,500	1,328,635

Monsanto Co.	16,750	1,926,920

Mosaic Co.	5,150	228,197

NewMarket Corp.	400	155,204

Platform Specialty Products Corp.*	4,500	117,000

PPG Industries, Inc.	4,520	920,679

Praxair, Inc.	8,250	1,039,418

Rayonier Advanced Materials, Inc.#,*	1,305	37,232

Rockwood Holdings, Inc.	2,000	153,820

RPM International, Inc.	3,760	170,328

Scotts Miracle-Gro Co. Class A	1,470	87,083

Sherwin-Williams Co. (The)	2,858	656,082

Sigma-Aldrich Corp.	3,490	474,326

Valspar Corp. (The)	2,720	223,475

Westlake Chemical Corp.	1,800	126,990

WR Grace & Co.*	1,600	151,360

		$13,400,575

CONSTRUCTION MATERIALS – 0.1%

Eagle Materials, Inc.	1,700	148,631

Martin Marietta Materials, Inc.	1,500	175,380

Vulcan Materials Co.	1,400	86,394

		$410,405

CONTAINERS & PACKAGING – 0.4%

Aptargroup, Inc.	580	36,099

Avery Dennison Corp.	910	42,633

Ball Corp.	6,200	399,466

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Bemis Co., Inc.	240	$9,233

Crown Holdings, Inc.*	4,340	208,016

Greif, Inc., Class A	270	11,896

MeadWestvaco Corp.	1,480	65,372

Owens-Illinois, Inc.*	3,380	87,103

Packaging Corp. of America	2,850	205,428

Rock-Tenn Co., Class A	4,000	204,600

Sealed Air Corp.	7,500	271,875

Silgan Holdings, Inc.	1,900	93,404

Sonoco Products Co.	2,410	98,497

		$1,733,622

METALS & MINING – 0.4%

Alcoa, Inc.	16,200	271,512

Allegheny Technologies, Inc.	2,650	87,052

Carpenter Technology Corp.	380	19,019

Cliffs Natural Resources, Inc.#	2,540	28,524

Compass Minerals International, Inc.	900	77,112

Freeport-McMoRan Copper & Gold, Inc.	10,465	298,252

Newmont Mining Corp.	5,170	96,989

Nucor Corp.	3,150	170,289

Reliance Steel & Aluminum Co.	750	50,610

Royal Gold, Inc.	400	22,860

Southern Copper Corp.	6,270	180,451

Steel Dynamics, Inc.	5,700	131,157

Tahoe Resources, Inc.*	3,800	65,968

TimkenSteel Corp.	150	6,087

United States Steel Corp.#	3,620	144,945

		$1,650,827

PAPER & FOREST PRODUCTS – 0.1%

Domtar Corp.	1,800	73,926

International Paper Co.	7,540	381,675

		$455,601

TOTAL MATERIALS		$17,651,030

TELECOMMUNICATION SERVICES – 2.2%

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.1%

AT&T, Inc.	56,457	1,966,962

CenturyLink, Inc.	5,519	228,928

Frontier Communications Corp.	10,500	68,670

Level 3 Communications, Inc.*	6,028	282,773

tw telecom, Inc.*	4,100	175,398

Verizon Communications, Inc.	130,800	6,572,700

Windstream Holdings, Inc.#	15,700	164,536

		$9,459,967

Description	Number of Shares	Value

WIRELESS TELECOMMUNICATION SERVICES – 0.1%

SBA Communications Corp., Class A*	4,510	$506,608

Sprint Corp.*	11,460	67,958

Telephone & Data Systems, Inc.	2,424	62,151

T-Mobile US, Inc.*	2,465	71,953

United States Cellular Corp.*	90	3,278

		$711,948

TOTAL TELECOMMUNICATION SERVICES		$10,171,915

UTILITIES – 1.8%

ELECTRIC UTILITIES – 0.8%

American Electric Power Co., Inc.	5,390	314,453

Duke Energy Corp.	6,995	574,639

Edison International	3,320	207,766

Entergy Corp.	2,770	232,735

Exelon Corp.	8,199	300,001

FirstEnergy Corp.	4,100	153,094

Great Plains Energy, Inc.	1,720	46,320

Hawaiian Electric Industries, Inc.#	2,710	76,314

ITC Holdings Corp.	3,960	156,856

NextEra Energy, Inc.	3,340	334,735

Northeast Utilities	5,713	281,937

OGE Energy Corp.	3,020	112,616

Pinnacle West Capital Corp.	1,600	98,352

PPL Corp.	9,000	314,910

Southern Co. (The)	6,881	319,003

Westar Energy, Inc.	2,960	111,918

Xcel Energy, Inc.	7,770	260,062

		$3,895,711

GAS UTILITIES – 0.1%

AGL Resources, Inc.	1,320	71,161

Atmos Energy Corp.	2,610	138,330

National Fuel Gas Co.	1,410	97,614

Questar Corp.	6,500	156,715

UGI Corp.	2,835	106,851

		$570,671

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%

AES Corp.	6,610	93,003

Calpine Corp.*	7,850	179,137

NRG Energy, Inc.	3,100	92,938

		$365,078

MULTI-UTILITIES – 0.7%

Alliant Energy Corp.	2,000	123,820

Ameren Corp.	3,450	146,073

CenterPoint Energy, Inc.	4,760	116,858

CMS Energy Corp.	3,670	119,899

Consolidated Edison, Inc.	4,340	274,982

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Dominion Resources, Inc.	5,870	$418,531

DTE Energy Co.	2,200	180,752

Integrys Energy Group, Inc.	1,760	127,917

MDU Resources Group, Inc.	4,280	120,610

NiSource, Inc.	4,700	197,682

PG&E Corp.	3,120	156,998

Public Service Enterprise Group, Inc.	6,200	256,122

SCANA Corp.	3,140	172,355

Sempra Energy	3,250	357,500

TECO Energy, Inc.	430	8,432

Vectren Corp.	1,680	75,516

Wisconsin Energy Corp.#	4,240	210,558

		$3,064,605

OIL, GAS & CONSUMABLE FUELS – 0.1%

ONEOK, Inc.	4,860	286,448

WATER UTILITIES – 0.0%**

American Water Works Co., Inc.	1,690	90,195

Aqua America, Inc.	1,325	34,715

		$124,910

TOTAL UTILITIES		$8,307,423

TOTAL COMMON STOCKS
(COST $289,300,831)		$453,674,541

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Russell 1000 ETF	3,010	338,625

iShares Russell 1000 Growth ETF	1,730	162,551

TOTAL EQUITY FUNDS		$501,176

TOTAL INVESTMENT COMPANIES
(COST $479,620)		$501,176

MONEY MARKET FUND – 0.0%**

Dreyfus Cash Management Fund,

Institutional Shares, 0.03%^	207,383	207,383

TOTAL MONEY MARKET FUND
(COST $207,383)		$207,383

RIGHTS – 0.0%**

Celgene Corp.*	89	321

Community Health Systems, Inc.*	3,700	111

Sears Holdings Corp.#,*	70	2

TOTAL RIGHTS
(COST $167)		$434

WARRANTS – 0.0%**
American International Group, Inc. CW21,
Expire 1/19/21*	2,055	50,245

Description	Number of Shares	Value
Kinder Morgan, Inc., Expire 5/25/17*	16,345	$56,881

TOTAL WARRANTS
(COST $48,690)		$107,126

TOTAL INVESTMENTS IN SECURITIES – 99.9%
(COST $290,036,691)		$454,490,660

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.3%

REPURCHASE AGREEMENTS – 1.3%
CITIBANK NA, 0.12%, dated 10/31/14, due 11/03/14, repurchase price $1,434,038, collateralized by U.S. Government Securities 0.59% to 6.50%, maturing 03/01/19 to 10/20/44; total market value of $1,463,501.	$1,434,024	1,434,024

Citigroup Global Markets, Inc., 0.10%, dated 10/31/14, due 11/03/14, repurchase price $301,886, collateralized by U.S. Treasury Securities 0.00% to 8.75%, maturing 10/31/16 to 02/15/41; total market value of $307,920.	301,883	301,883

HSBC Securities USA, Inc., 0.09%, dated 10/31/14, due 11/03/14, repurchase price $1,434,034, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 01/15/15 to 07/15/36; total market value of $1,462,700.	1,434,023	1,434,023

ING Financial Markets LLC, 0.10%, dated 10/31/14, due 11/03/14, repurchase price $1,434,035, collateralized by U.S. Government Securities 1.85% to 6.58%, maturing 05/01/33 to 06/01/43; total market value of $1,462,712.	1,434,023	1,434,023

Royal Bank of Scotland PLC, 0.11%, dated 10/31/14, due 11/03/14, repurchase price $1,434,036, collateralized by U.S. Government & Treasury Securities 0.38% to 7.25%, maturing 11/30/14 to 07/15/56; total market value of $1,462,700.	1,434,023	1,434,023

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $6,037,976)		$6,037,976

TOTAL INVESTMENTS – 101.2%
(COST $296,074,667)		$460,528,636

COLLATERAL FOR SECURITIES ON LOAN – (1.3%)		(6,037,976)

OTHER ASSETS LESS LIABILITIES – 0.1%		340,397

TOTAL NET ASSETS – 100.0%		$454,831,057

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	21

Wilmington Large-Cap Strategy Fund (concluded)

Cost of investments for Federal income tax purposes is $299,865,711. The net unrealized appreciation/(depreciation) of investments was $160,662,925. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $166,756,511 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,093,586.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$453,410,291	$264,250	$—	$453,674,541
Investment Companies	501,176	—	—	501,176
Rights	434	—	—	434
Warrants	107,126	—	—	107,126
Money Market Fund	207,383	—	—	207,383
Repurchase Agreements	—	6,037,976	—	6,037,976

Total	$454,226,410	$6,302,226	$—	$460,528,636

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

22

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Mid-Cap Growth Fund

At October 31, 2014, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets

Common Stocks
Consumer Discretionary	21.3%
Information Technology	18.0%
Industrials	16.7%
Health Care	14.8%
Financials	11.1%
Energy	7.4%
Materials	5.4%
Consumer Staples	5.0%
Cash Equivalents[1]	7.1%
Other Assets and Liabilities – Net[2]	(6.8)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.7%

CONSUMER DISCRETIONARY – 21.3%

AUTO COMPONENTS – 2.1%

BorgWarner, Inc.	150,300	$8,570,106

DISTRIBUTORS – 1.8%

LKQ Corp.*	254,000	7,256,780

HOTELS, RESTAURANTS & LEISURE – 2.2%

DineEquity, Inc.	56,400	5,017,344

Panera Bread Co.*	25,600	4,137,984

		$9,155,328

INTERNET & CATALOG RETAIL – 1.2%

TripAdvisor, Inc.*	55,900	4,956,094

MEDIA – 4.8%

CBS Corp., Non-Voting	161,200	8,740,264

Lions Gate Entertainment Corp.	178,500	5,913,705

Scripps Networks Interactive, Inc.	64,700	4,997,428

		$19,651,397

MULTILINE RETAIL – 1.7%

Nordstrom, Inc.	94,900	6,890,689

SPECIALTY RETAIL – 4.5%

GameStop Corp.#	127,600	5,456,176

Description	Number of Shares	Value

L Brands, Inc.	101,900	$7,349,028

Tile Shop Holdings, Inc.#,*	267,500	2,303,175

Vitamin Shoppe, Inc.*	77,000	3,613,610

		$18,721,989

TEXTILES, APPAREL & LUXURY GOODS – 3.0%

Coach, Inc.	83,800	2,881,044

Lululemon Athletica, Inc.#,*	67,700	2,819,705

PVH Corp.	58,100	6,643,735

		$12,344,484

TOTAL CONSUMER DISCRETIONARY		$87,546,867

CONSUMER STAPLES – 5.0%

BEVERAGES – 2.5%

Keurig Green Mountain, Inc.	66,700	10,121,725

FOOD & STAPLES RETAILING – 1.0%

Pricesmart, Inc.	46,400	4,130,992

HOUSEHOLD PRODUCTS – 1.5%

Church & Dwight Co., Inc.	85,400	6,183,814

TOTAL CONSUMER STAPLES		$20,436,531

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	23

Wilmington Mid-Cap Growth Fund (continued)

Description	Number of Shares	Value

ENERGY – 7.4%

ENERGY EQUIPMENT & SERVICES – 3.5%

Cameron International Corp.*	65,500	$3,900,525

Core Laboratories NV	36,050	5,030,056

Oceaneering International, Inc.	76,500	5,375,655

		$14,306,236

OIL, GAS & CONSUMABLE FUELS – 3.9%

Cabot Oil & Gas Corp.	127,100	3,952,810

Southwestern Energy Co.*	189,400	6,157,394

Whiting Petroleum Corp.*	94,200	5,768,808

		$15,879,012

TOTAL ENERGY		$30,185,248

FINANCIALS – 11.1%

CAPITAL MARKETS – 2.0%

Raymond James Financial, Inc.	73,700	4,136,781

T. Rowe Price Group, Inc.	51,100	4,194,799

		$8,331,580

COMMERCIAL BANKS – 3.3%

Signature Bank*	46,300	5,608,319

SVB Financial Group*	69,500	7,783,305

		$13,391,624

DIVERSIFIED FINANCIAL SERVICES – 1.6%

MarketAxess Holdings, Inc.	104,400	6,749,460

INSURANCE – 1.2%

Brown & Brown, Inc.	150,300	4,788,558

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.0%

CBRE Group, Inc.*	213,000	6,816,000

Realogy Holdings Corp.*	137,500	5,638,875

		$12,454,875

TOTAL FINANCIALS		$45,716,097

HEALTH CARE – 14.8%

BIOTECHNOLOGY – 4.5%

Cepheid, Inc.*	127,300	6,748,173

Regeneron Pharmaceuticals, Inc.*	19,450	7,657,854

Vertex Pharmaceuticals, Inc.*	37,400	4,212,736

		$18,618,763

HEALTH CARE EQUIPMENT & SUPPLIES – 6.5%

Alere, Inc.*	122,500	4,896,325

Intuitive Surgical, Inc.*	12,550	6,222,290

Novadaq Technologies, Inc.*	291,159	4,547,904

ResMed, Inc.#	118,400	6,182,848

West Pharmaceutical Services, Inc.	94,400	4,838,000

		$26,687,367

Description	Number of Shares	Value

HEALTH CARE TECHNOLOGY – 1.8%

Cerner Corp.*	114,300	$7,239,762

PHARMACEUTICALS – 2.0%

Perrigo Co. PLC	51,300	8,282,385

TOTAL HEALTH CARE		$60,828,277

INDUSTRIALS – 16.7%

AEROSPACE & DEFENSE – 2.3%

HEICO Corp.#	140,156	6,412,137

Precision Castparts Corp.	13,700	3,023,590

		$9,435,727

COMMERCIAL SERVICES & SUPPLIES – 2.9%

MSA Safety, Inc.	106,300	6,109,061

Waste Connections, Inc.	117,000	5,838,300

		$11,947,361

ELECTRICAL EQUIPMENT – 3.3%

AMETEK, Inc.	131,800	6,873,370

Rockwell Automation, Inc.	59,800	6,718,530

		$13,591,900

MACHINERY – 4.9%

Chart Industries, Inc.*	57,700	2,685,935

Cummins, Inc.	40,400	5,905,672

Graco, Inc.	81,100	6,366,350

Pall Corp.	54,100	4,945,822

		$19,903,779

ROAD & RAIL – 3.3%

Kansas City Southern	57,000	6,999,030

Old Dominion Freight Line, Inc.*	88,800	6,470,856

		$13,469,886

TOTAL INDUSTRIALS		$68,348,653

INFORMATION TECHNOLOGY – 18.0%

COMMUNICATIONS EQUIPMENT – 1.4%

Aruba Networks, Inc.*	272,100	5,871,918

COMPUTERS & PERIPHERALS – 1.0%

Stratasys Ltd.#,*	34,000	4,092,240

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.6%

FEI Co.	63,300	5,334,924

IPG Photonics Corp.#,*	114,500	8,405,445

National Instruments Corp.	158,200	5,011,776

		$18,752,145

INTERNET SOFTWARE & SERVICES – 1.9%

CoStar Group, Inc.*	28,300	4,558,847

Xoom Corp.*	203,300	3,069,830

		$7,628,677

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

24	PORTFOLIOS OF INVESTMENTS

Wilmington Mid-Cap Growth Fund (continued)

Description	Number of Shares	Value

IT SERVICES – 1.1%

Global Payments, Inc.	56,700	$4,564,350

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.8%

Altera Corp.	174,900	6,011,313

Lam Research Corp.	69,400	5,403,484

		$11,414,797

SOFTWARE – 5.2%

ANSYS, Inc.*	96,800	7,604,608

Autodesk, Inc.*	119,600	6,881,784

Red Hat, Inc.*	117,300	6,911,316

		$21,397,708

TOTAL INFORMATION TECHNOLOGY		$73,721,835

MATERIALS – 5.4%

CHEMICALS – 5.1%

Airgas, Inc.	58,254	6,497,651

Valspar Corp.	87,200	7,164,352

WR Grace & Co.*	77,000	7,284,200

		$20,946,203

CONTAINERS & PACKAGING – 0.3%

Crown Holdings, Inc.*	21,600	1,035,288

TOTAL MATERIALS		$21,981,491

TOTAL COMMON STOCKS
(COST $298,672,589)		$408,764,999

TOTAL INVESTMENTS IN SECURITIES – 99.7%
(COST $298,672,589)		$408,764,999

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 7.1%

REPURCHASE AGREEMENTS – 7.1%
Citigroup Global Markets, Inc., 0.10%, dated 10/31/14, due 11/03/14, repurchase price $1,464,645, collateralized by U.S. Government & Treasury Securities 0.00% to 8.75%, maturing 10/31/16 to 02/15/41; total market value of $1,493,921.	$1,464,633	$1,464,633

Daiwa Capital Markets America, 0.15%, dated 10/31/14, due 11/03/14, repurchase price $6,957,461, collateralized by U.S. Government Securities 0.00% to 8.00%, maturing 09/24/15 to 03/01/48; total market value of $7,096,493.	6,957,374	6,957,374

HSBC Securities USA, Inc., 0.09%, dated 10/31/14, due 11/03/14, repurchase price $6,957,414, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 01/15/15 to 07/15/36; total market value of $7,096,491.	6,957,362	6,957,362

Nomura Securities International, Inc., 0.11%, dated 10/31/14, due 11/03/14, repurchase price $6,957,430, collateralized by U.S. Government Securities 0.00% to 7.25%, maturing 11/03/14 to 11/01/44; total market value of $7,096,496.	6,957,366	6,957,366

Royal Bank of Scotland PLC, 0.11%, dated 10/31/14, due 11/03/14, repurchase price $6,957,430, collateralized by U.S. Government & Treasury Securities 0.38% to 7.25%, maturing 11/30/14 to 07/15/56; total market value of $7,096,496.	6,957,366	6,957,366

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $29,294,101)		$29,294,101

TOTAL INVESTMENTS – 106.8%
(COST $327,966,690)		$438,059,100

COLLATERAL FOR SECURITIES ON LOAN – (7.1%)		(29,294,101)

OTHER ASSETS LESS LIABILITIES – 0.3%		1,410,537

TOTAL NET ASSETS – 100.0%		$410,175,536

Cost of investments for Federal income tax purposes is $330,622,149. The net unrealized appreciation/(depreciation) of investments was $107,436,951. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $120,104,437 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,667,486.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	25

Wilmington Mid-Cap Growth Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$408,764,999	$—	$—	$408,764,999
Repurchase Agreements	—	29,294,101	—	29,294,101

Total	$408,764,999	$29,294,101	$—	$438,059,100

See Notes to Portfolios of Investments

See Notes which is an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

26

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Small-Cap Growth Fund

At October 31, 2014, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Common Stocks
Industrials	25.1%
Health Care	19.2%
Information Technology	18.2%
Consumer Discretionary	16.7%
Consumer Staples	6.6%
Financials	4.7%
Energy	4.5%
Materials	4.1%
Telecommunication Services	0.3%
Utilities	0.1%
Warrant	0.0%[3]
Cash Equivalents[1]	11.8%
Other Assets and Liabilities – Net[2]	(11.3)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.5%

CONSUMER DISCRETIONARY – 16.7%

AUTO COMPONENTS – 1.2%

American Axle & Manufacturing Holdings, Inc.*	4,901	$94,736

Modine Manufacturing Co.*	4,902	62,893

Tenneco, Inc.*	11,179	585,332

Tower International, Inc.*	6,202	150,709

		$893,670

AUTOMOBILES – 0.3%

Winnebago Industries, Inc.*	10,788	228,813

DISTRIBUTORS – 1.3%

Core-Mark Holding Co., Inc.	16,815	975,774

DIVERSIFIED CONSUMER SERVICES – 0.5%

Education Management Corp.#,*	14,634	8,709

Description	Number of Shares	Value

Sotheby’s	2,642	$104,782

Steiner Leisure Ltd.*	6,334	267,168

		$380,659

HOTELS, RESTAURANTS & LEISURE – 2.2%

Cheesecake Factory, Inc.	8,366	384,334

DineEquity, Inc.	1,417	126,056

Life Time Fitness, Inc.*	8,273	461,385

Popeyes Louisiana Kitchen, Inc.*	3,250	150,637

Premier Exhibitions, Inc.*	46,994	37,125

Sonic Corp.*	18,346	462,503

		$1,622,040

HOUSEHOLD DURABLES – 1.0%

La-Z-Boy, Inc.	2,861	65,402

Libbey, Inc.*	7,601	218,529

Meritage Homes Corp.*	1,983	72,955

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	27

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

Ryland Group, Inc.	10,247	$366,945

		$723,831

INTERNET & CATALOG RETAIL – 0.7%

HSN, Inc.	5,292	349,642

Orbitz Worldwide, Inc.*	17,682	146,230

Valuevision Media, Inc.*	13,496	76,387

		$572,259

LEISURE EQUIPMENT & PRODUCTS – 1.4%

Brunswick Corp.	13,911	651,035

Polaris Industries, Inc.	2,555	385,447

		$1,036,482

MEDIA – 2.9%

Cumulus Media, Inc.*	67,144	259,176

Entravision Communications Corp.	21,953	113,277

Lions Gate Entertainment Corp.	8,686	287,767

Loral Space & Communications, Inc.	3,610	276,165

MDC Partners, Inc.	13,326	275,848

Nexstar Broadcasting Group, Inc.#	8,688	392,003

Sinclair Broadcast Group, Inc.#	21,094	612,781

		$2,217,017

SPECIALTY RETAIL – 2.6%

Asbury Automotive Group, Inc.*	6,067	424,933

Cabela’s, Inc.#,*	3,288	157,890

Monro Muffler Brake, Inc.	6,122	327,160

Pier 1 Imports, Inc.	2,658	34,288

Tractor Supply Co.	10,251	750,578

Winmark Corp.	3,193	262,720

		$1,957,569

TEXTILES, APPAREL & LUXURY GOODS – 2.6%

Quiksilver, Inc.*	12,545	21,954

Steven Madden Ltd.*	17,335	543,452

Under Armour, Inc., Class A*	9,559	626,879

Wolverine World Wide, Inc.	27,164	737,231

		$1,929,516

TOTAL CONSUMER DISCRETIONARY		$12,537,630

CONSUMER STAPLES – 6.6%

BEVERAGES – 0.4%

National Beverage Corp.*	11,690	293,653

FOOD & STAPLES RETAILING – 2.2%

Andersons, Inc.	11,338	722,571

Pricesmart, Inc.	4,517	402,149

Rite Aid Corp.*	35,902	188,485

SUPERVALU, Inc.*	37,639	324,825

		$1,638,030

Description	Number of Shares	Value

FOOD PRODUCTS – 2.5%

Darling International, Inc.#,*	12,813	$225,509

Hain Celestial Group, Inc.*	2,460	266,295

J&J Snack Foods Corp.	5,187	534,417

Omega Protein Corp.*	21,601	312,134

Pilgrim’s Pride Corp.#,*	19,885	564,933

		$1,903,288

HOUSEHOLD PRODUCTS – 1.2%

Harbinger Group, Inc.*	6,170	81,074

Spectrum Brands Holdings, Inc.	4,351	394,157

WD-40 Co.	6,035	462,703

		$937,934

PERSONAL PRODUCTS – 0.3%

Prestige Brands Holdings, Inc.*	5,371	190,241

TOTAL CONSUMER STAPLES		$4,963,146

ENERGY – 4.5%

ENERGY EQUIPMENT & SERVICES – 1.0%

Dril-Quip, Inc.*	6,523	586,744

Geospace Technologies Corp.*	1,368	42,121

Mitcham Industries, Inc.*	9,155	93,381

		$722,246

OIL, GAS & CONSUMABLE FUELS – 3.5%

Carrizo Oil & Gas, Inc.*	3,918	203,501

Contango Oil & Gas Co.	1,835	67,106

Energy XXI (Bermuda) Ltd.#	850	6,537

EXCO Resources, Inc.#	8,864	27,035

Jones Energy, Inc.*	35,394	437,470

Oasis Petroleum, Inc.*	5,255	157,440

Pacific Ethanol, Inc.*	20,529	289,664

Rosetta Resources, Inc.#,*	23,055	876,782

Synergy Resources Corp.*	21,424	261,159

Vertex Energy, Inc.#,*	13,988	88,404

Western Refining, Inc.	4,349	198,271

		$2,613,369

TOTAL ENERGY		$3,335,615

FINANCIALS – 4.7%

CAPITAL MARKETS – 2.2%

AllianceBernstein Holding LP	16,981	451,695

HFF, Inc.	11,070	348,484

Lazard Ltd., Class A	7,105	349,637

Medallion Financial Corp.	14,505	167,533

Virtus Investment Partners, Inc.*	1,654	296,413

		$1,613,762

COMMERCIAL BANKS – 0.1%

Glacier Bancorp, Inc.	2,616	75,053

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

28	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

CONSUMER FINANCE – 0.9%

First Cash Financial Services, Inc.*	11,991	$708,428

INSURANCE – 0.1%

First American Financial Corp.	3,218	97,570

REAL ESTATE INVESTMENT TRUSTS – 1.2%

FelCor Lodging Trust, Inc.	18,412	197,561

Geo Group, Inc.	3,435	137,194

Omega Healthcare Investors, Inc.#	5,076	193,700

Strategic Hotels & Resorts, Inc.*	27,090	348,106

		$876,561

THRIFTS & MORTGAGE FINANCE – 0.2%

MGIC Investment Corp.*	16,885	150,614

TOTAL FINANCIALS		$3,521,988

HEALTH CARE – 19.2%

BIOTECHNOLOGY – 8.0%

ACADIA Pharmaceuticals, Inc.#, *	4,935	136,699

Alnylam Pharmaceuticals, Inc.*	6,501	602,903

Arena Pharmaceuticals, Inc.#, *	4,320	18,835

Cubist Pharmaceuticals, Inc.*	4,319	312,221

Exact Sciences Corp.#, *	1,591	38,295

Insys Therapeutics, Inc.#, *	24,340	990,029

Intercept Pharmaceuticals, Inc.*	2,994	773,620

Keryx Biopharmaceuticals, Inc.#, *	15,087	254,216

Novavax, Inc.#, *	53,598	300,149

Orexigen Therapeutics, Inc.#, *	8,864	35,988

Osiris Therapeutics, Inc.#, *	2,768	37,728

PDL BioPharma, Inc.#	110,571	943,171

Pharmacyclics, Inc.#, *	1,662	217,174

Puma Biotechnology, Inc.*	3,696	926,218

Raptor Pharmaceutical Corp.#, *	4,432	42,592

Sarepta Therapeutics, Inc.#, *	2,735	44,225

Seattle Genetics, Inc.*	3,094	113,457

Spectrum Pharmaceuticals, Inc.*	6,600	50,028

Synageva BioPharma Corp.#, *	1,664	126,031

United Therapeutics Corp.*	413	54,091

		$6,017,670

HEALTH CARE EQUIPMENT & SUPPLIES – 6.0%

ABIOMED, Inc.#, *	14,451	473,848

Align Technology, Inc.*	10,129	532,988

Anika Therapeutics, Inc.*	4,800	192,672

Cantel Medical Corp.	5,574	236,338

Cardiovascular Systems, Inc.*	11,498	356,438

Integra LifeSciences Holdings Corp.*	4,033	206,127

Neogen Corp.*	15,108	663,241

Sirona Dental Systems, Inc.*	2,093	164,405

Staar Surgical Co.*	3,909	37,409

Description	Number of Shares	Value

STERIS Corp.	8,307	$513,373

Utah Medical Products, Inc.	8,164	463,715

West Pharmaceutical Services, Inc.	13,106	671,683

		$4,512,237

HEALTH CARE PROVIDERS & SERVICES – 2.9%

Accretive Health, Inc.#, *	7,123	51,286

Air Methods Corp.*	2,739	129,363

AMN Healthcare Services, Inc.*	7,601	130,357

Brookdale Senior Living, Inc.*	2,274	76,657

Centene Corp.*	4,339	402,095

Corvel Corp.*	16,550	569,651

Gentiva Health Services, Inc.*	2,037	40,129

HealthSouth Corp.	7,543	304,209

National Research Corp., Class B#, *	2,320	75,910

Providence Service Corp.*	8,827	389,977

		$2,169,634

HEALTH CARE TECHNOLOGY – 0.2%

Cerner Corp.*	2,135	135,231

LIFE SCIENCES TOOLS & SERVICES – 0.6%

Luminex Corp.*	2,354	44,726

PAREXEL International Corp.*	6,960	377,998

		$422,724

PHARMACEUTICALS – 1.5%

ANI Pharmaceuticals, Inc.*	8,864	301,021

Furiex Pharmaceuticals CVR††	734	7,171

Jazz Pharmaceuticals PLC*	1,649	278,417

Pacira Pharmaceuticals, Inc.*	5,339	495,566

		$1,082,175

TOTAL HEALTH CARE		$14,339,671

INDUSTRIALS – 25.1%

AEROSPACE & DEFENSE – 1.6%

DigitalGlobe, Inc.*	3,764	107,613

GenCorp., Inc.#, *	15,174	257,351

HEICO Corp.	3,338	181,053

Hexcel Corp.*	10,514	440,431

Sypris Solutions, Inc.	15,328	52,268

Teledyne Technologies, Inc.*	1,622	168,088

		$1,206,804

AIR FREIGHT & LOGISTICS – 0.8%

Park-Ohio Holdings Corp.	7,861	417,498

XPO Logistics, Inc.#, *	5,029	200,758

		$618,256

AIRLINES – 2.4%

American Airlines Group, Inc.*	6,834	282,586

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	29

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

Hawaiian Holdings, Inc.*	47,484	$823,373

Republic Airways Holdings, Inc.*	15,579	195,049

Spirit Airlines, Inc.*	6,750	493,492

		$1,794,500

BUILDING PRODUCTS – 1.8%

American Woodmark Corp.*	4,606	188,431

Trex Co., Inc.*	19,554	840,822

USG Corp.#, *	12,201	327,719

		$1,356,972

COMMERCIAL SERVICES & SUPPLIES – 1.6%

Healthcare Services Group, Inc.	4,432	131,985

Herman Miller, Inc.	471	15,072

Knoll, Inc.	3,664	72,877

Mobile Mini, Inc.	5,227	229,099

SP Plus Corp.*	23,454	511,766

Team, Inc.*	6,204	261,437

		$1,222,236

CONSTRUCTION & ENGINEERING – 2.9%

Aegion Corp.*	14,882	272,638

Comfort Systems USA, Inc.	3,546	54,467

Dycom Industries, Inc.*	18,154	569,854

Furmanite Corp.*	10,637	79,565

MasTec, Inc.*	10,401	297,885

MYR Group, Inc.*	3,398	88,144

Primoris Services Corp.	26,898	772,511

		$2,135,064

ELECTRICAL EQUIPMENT – 1.6%

Acuity Brands, Inc.	3,695	515,194

Belden, Inc.	4,432	315,514

Encore Wire Corp.	10,258	389,189

		$1,219,897

MACHINERY – 2.6%

Blount International, Inc.*	5,025	76,933

EnPro Industries, Inc.*	2,154	138,998

Gorman-Rupp Co.	251	7,967

Hyster-Yale Materials Handling, Inc.	2,047	160,669

Meritor, Inc.*	86,860	998,021

Mueller Water Products, Inc.	13,038	128,685

Trimas Corp.*	7,694	243,592

Valmont Industries, Inc.#	413	56,238

Wabash National Corp.*	12,296	126,649

		$1,937,752

MARINE – 0.1%

Rand Logistics, Inc.*	17,728	97,149

Description	Number of Shares	Value

PROFESSIONAL SERVICES – 3.6%

Advisory Board Co.*	10,051	$539,437

Exponent, Inc.	8,832	704,970

GP Strategies Corp.*	19,867	658,790

Kforce, Inc.	11,537	267,082

Navigant Consulting, Inc.*	23,920	368,129

On Assignment, Inc.*	4,936	143,638

		$2,682,046

ROAD & RAIL – 2.3%

ArcBest Corp.	9,475	366,682

Genesee & Wyoming, Inc.*	7,632	734,198

Quality Distribution, Inc.*	29,540	382,838

Swift Transportation Co.*	10,369	256,114

		$1,739,832

TRADING COMPANIES & DISTRIBUTORS – 3.8%

Aceto Corp.	26,490	602,383

CAI International, Inc.*	6,020	126,721

DXP Enterprises, Inc.*	5,191	344,111

H&E Equipment Services, Inc.	7,658	286,333

TAL International Group, Inc.#	1,669	71,984

Textainer Group Holdings Ltd.#	7,157	246,487

United Rentals, Inc.*	10,388	1,143,303

		$2,821,322

TOTAL INDUSTRIALS		$18,831,830

INFORMATION TECHNOLOGY – 18.2%

COMMUNICATIONS EQUIPMENT – 2.5%

ARC Group Worldwide, Inc.#, *	29,508	402,489

ARRIS Group, Inc.*	12,111	363,572

CalAmp Corp.*	12,078	232,864

Finisar Corp.#, *	18,313	306,193

InterDigital, Inc.	3,664	181,112

Ixia*	6,281	60,486

Tessco Technologies, Inc.	10,299	326,993

		$1,873,709

COMPUTERS & PERIPHERALS – 0.5%

3D Systems Corp.#, *	3,134	118,465

Cray, Inc.#, *	7,543	261,440

		$379,905

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.4%

Anixter International, Inc.*	6,218	529,587

Coherent, Inc.	2,331	151,865

Methode Electronics, Inc.	10,335	406,992

		$1,088,444

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

INTERNET SOFTWARE & SERVICES – 2.2%

Blucora, Inc.*	3,488	$59,122

Conversant, Inc.*	11,862	418,135

CoStar Group, Inc.*	2,144	345,377

LivePerson, Inc.*	4,732	68,141

Spark Networks, Inc.#,*	10,988	46,479

Stamps.com, Inc.*	10,026	369,959

support.com, Inc.*	19,290	41,088

TechTarget, Inc.*	8,859	84,515

Web.com Group, Inc.*	9,993	205,156

		$1,637,972

IT SERVICES – 4.3%

Cardtronics, Inc.*	12,561	482,217

Computer Task Group, Inc.	3,602	31,698

CSG Systems International, Inc.	2,659	70,490

Hackett Group, Inc.	16,857	118,168

iGATE Corp.*	13,606	504,102

Jack Henry & Associates, Inc.	7,840	468,989

Lionbridge Technologies, Inc.*	10,567	51,039

MAXIMUS, Inc.	17,153	831,234

MoneyGram International, Inc.*	20,977	180,402

TeleTech Holdings, Inc.*	4,594	118,571

Unisys Corp.*	7,668	196,608

WEX, Inc.*	1,311	148,877

		$3,202,395

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.6%

Ambarella, Inc.#,*	6,418	284,253

Cirrus Logic, Inc.*	5,815	112,229

Cypress Semiconductor Corp.#	22,532	223,292

Integrated Device Technology, Inc.*	7,313	120,006

MaxLinear, Inc.*	25,785	182,816

Microsemi Corp.*	9,314	242,816

RF Micro Devices, Inc.#,*	24,695	321,282

SunEdison, Inc.*	19,731	384,952

SunPower Corp.#, *	2,456	78,199

TriQuint Semiconductor, Inc.*	1,380	29,849

		$1,979,694

SOFTWARE – 4.7%

ACI Worldwide, Inc.*	6,909	132,929

American Software, Inc.	6,177	59,670

ANSYS, Inc.*	2,408	189,172

Aspen Technology, Inc.*	3,204	118,324

Blackbaud, Inc.	5,123	227,973

Ebix, Inc.#	1,068	15,753

Fair Isaac Corp.	1,885	117,435

Description	Number of Shares	Value

Manhattan Associates, Inc.*	27,113	$1,087,502

Mentor Graphics Corp.	9,526	201,856

PTC, Inc.*	5,813	221,766

QLIK Technologies, Inc.*	1,686	47,798

Solera Holdings, Inc.	2,879	149,564

Symantec Corp.	12,477	309,679

Take-Two Interactive Software, Inc.*	7,516	198,798

Ultimate Software Group, Inc.*	2,757	414,956

VirnetX Holding Corp.#,*	1,195	7,015

		$3,500,190

TOTAL INFORMATION TECHNOLOGY		$13,662,309

MATERIALS – 4.1%

CHEMICALS – 2.4%

American Vanguard Corp.	2,695	31,100

Chase Corp.	1,765	63,311

Chemtura Corp.*	8,766	204,160

Flotek Industries, Inc.*	3,155	69,915

H.B. Fuller Co.	11,232	471,407

Hawkins, Inc.	983	37,855

Koppers Holdings, Inc.	5,318	209,955

Landec Corp.*	17,509	220,438

OMNOVA Solutions, Inc.*	8,864	62,314

Quaker Chemical Corp.	5,554	455,872

		$1,826,327

CONSTRUCTION MATERIALS – 1.2%

Eagle Materials, Inc.	7,503	655,987

Headwaters, Inc.*	19,441	246,901

		$902,888

CONTAINERS & PACKAGING – 0.2%

Graphic Packaging Holding Co.*	11,700	141,921

METALS & MINING – 0.1%

Materion Corp.	1,421	56,058

PAPER & FOREST PRODUCTS – 0.2%

Neenah Paper, Inc.	2,874	175,343

TOTAL MATERIALS		$3,102,537

TELECOMMUNICATION SERVICES – 0.3%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.3%

Atlantic Tele-Network, Inc.	3,091	207,684

UTILITIES – 0.1%

WATER UTILITIES – 0.1%

Cadiz, Inc.#, *	3,793	37,778

TOTAL COMMON STOCKS
(COST $49,732,350)		$74,540,188

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	31

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

MONEY MARKET FUND – 0.5%

Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	353,224	$353,224

TOTAL MONEY MARKET FUND
(COST $353,224)		$353,224

WARRANT – 0.0%**

Tejon Ranch Co., Expire 8/31/16	1,341	2,817

TOTAL WARRANT
(COST $8,046)		$2,817

TOTAL INVESTMENTS IN SECURITIES – 100.0%
(COST $50,093,620)		$74,896,229

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 11.3%

REPURCHASE AGREEMENTS – 11.3%

Citigroup Global Markets, Inc., 0.11%, dated 10/31/14, due 11/03/14, repurchase price $421,458, collateralized by U.S. Government & Treasury Securities 0.00% to 8.75%, maturing 10/31/16 to 02/15/41; total market value of $429,882.	$421,454	421,454

Daiwa Capital Markets America, 0.15%, dated 10/31/14, due 11/03/14, repurchase price $2,002,046, collateralized by U.S. Government & Treasury Securities 0.00% to 8.00%, maturing 09/24/15 to 03/01/48; total market value of $2,042,054.	2,002,021	2,002,021

HSBC Securities USA, Inc., 0.09%, dated 10/31/14, due 11/03/14, repurchase price $2,002,033, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 01/15/15 to 07/15/36; total market value of $2,042,053.	2,002,018	2,002,018

Nomura Securities International, Inc., 0.11%, dated 10/31/14, due 11/03/14, repurchase price $2,002,037, collateralized by U.S. Government Securities 0.00% to 7.25%, maturing 11/03/14 to 11/01/44; total market value of $2,042,053.	2,002,019	2,002,019

Royal Bank of Scotland PLC, 0.11%, dated 10/31/14, due 11/03/14, repurchase price $2,002,037, collateralized by U.S. Government & Treasury Securities 0.38% to 7.25%, maturing 11/30/14 to 07/15/56; total market value of $2,042,055.	2,002,019	2,002,019

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $8,429,531)		$8,429,531

Description	Value

TOTAL INVESTMENTS – 111.3%
(COST $58,523,151)	$83,325,760

COLLATERAL FOR SECURITIES ON LOAN – (11.3%)	(8,429,531)

OTHER LIABILITIES LESS ASSETS – 0.0%**	(13,617)

TOTAL NET ASSETS – 100.0%	$74,882,612

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

32	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Growth Fund (concluded)

Cost of investments for Federal income tax purposes is $58,639,568. The net unrealized appreciation/(depreciation) of investments was $24,686,192. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $26,883,304 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,197,112.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$74,533,017	$7,171	$—	$74,540,188
Warrant	2,817	—	—	2,817
Money Market Fund	353,224	—	—	353,224
Repurchase Agreements	—	8,429,531	—	8,429,531

Total	$74,889,058	$8,436,702	$—	$83,325,760

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

33

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Small-Cap Strategy Fund

At October 31, 2014, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets

Common Stocks
Information Technology	19.7%
Financials	18.4%
Health Care	16.4%
Industrials	14.8%
Consumer Discretionary	13.9%
Materials	4.7%
Energy	4.4%
Consumer Staples	3.5%
Utilities	2.5%
Telecommunication Services	0.8%
Investment Companies – Equity Funds	0.9%
Rights	0.0%[3]
Warrants	0.0%[3]
Cash Equivalents[1]	18.7%
Other Assets and Liabilities – Net[2]	(18.7)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represent less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.1%

CONSUMER DISCRETIONARY – 13.9%

AUTO COMPONENTS – 1.2%

American Axle & Manufacturing Holdings, Inc.*	6,485	$125,355

Cooper Tire & Rubber Co.	2,516	81,040

Cooper-Standard Holding, Inc.#,*	580	31,656

Dana Holding Corp.	11,860	242,656

Dorman Products, Inc.#	2,882	133,610

Drew Industries, Inc.	2,314	111,211

Exide Technologies*	5,202	806

Federal-Mogul Corp.#,*	1,805	28,176

Fuel Systems Solutions, Inc.*	566	5,224

Gentherm, Inc.*	3,357	139,987

Modine Manufacturing Co.*	2,335	29,958

Motorcar Parts of America, Inc.*	1,770	51,401

Remy International, Inc.	980	18,110

Description	Number of Shares	Value

Spartan Motors, Inc.	2,409	$13,707

Standard Motor Products, Inc.	1,960	77,459

Stoneridge, Inc.*	2,918	37,905

Strattec Security Corp.	400	41,488

Superior Industries International, Inc.	1,546	30,162

Tenneco, Inc.*	5,740	300,546

Tower International, Inc.*	2,760	67,068

		$1,567,525

AUTOMOBILES – 0.0%**

Winnebago Industries, Inc.*	1,635	34,678

DISTRIBUTORS – 0.3%

Core-Mark Holding Co., Inc.	1,146	66,502

Pool Corp.	4,805	286,859

VOXX International Corp.*	1,868	15,934

Weyco Group, Inc.	591	18,410

		$387,705

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

34	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

DIVERSIFIED CONSUMER SERVICES – 1.2%

American Public Education, Inc.*	1,815	$56,247

Ascent Capital Group, Inc.*	560	36,008

Bridgepoint Education, Inc.*	722	9,126

Bright Horizons Family Solutions, Inc.*	1,230	54,809

Capella Education Co.	1,125	79,582

Career Education Corp.*	3,120	18,096

Carriage Services, Inc.	1,890	37,724

Chegg, Inc.#,*	7,410	49,276

Education Management Corp.#,*	650	387

Grand Canyon Education, Inc.*	4,634	221,969

Hillenbrand, Inc.	5,310	176,770

Houghton Mifflin Harcourt Co.#,*	3,270	65,433

K12, Inc.*	1,790	22,196

Liberty Tax, Inc.#,*	1,040	39,406

LifeLock, Inc.#,*	7,730	130,714

Matthews International Corp.	2,068	95,293

Regis Corp.	3,038	51,585

Sotheby’s	5,272	209,088

Steiner Leisure Ltd.*	295	12,443

Strayer Education, Inc.	1,320	96,611

Universal Technical Institute, Inc.	901	10,731

Weight Watchers International, Inc.#	2,950	76,848

		$1,550,342

HOTELS, RESTAURANTS & LEISURE – 3.5%

Belmond Ltd.*	5,710	65,437

Biglari Holdings, Inc.*,††	115	40,153

BJ’s Restaurants, Inc.*	1,660	73,073

Bloomin’ Brands, Inc.*	8,220	155,440

Bob Evans Farms, Inc.	1,396	68,195

Boyd Gaming Corp.*	8,470	97,828

Bravo Brio Restaurant Group, Inc.*	1,030	14,286

Buffalo Wild Wings, Inc.*	1,892	282,438

Caesars Entertainment Corp.#,*	2,850	34,741

Carrols Restaurant Group, Inc.*	1,060	8,173

Cheesecake Factory, Inc.	5,096	234,110

Churchill Downs, Inc.	1,342	136,857

Chuy’s Holdings, Inc.#,*	1,950	58,324

ClubCorp Holdings, Inc.	1,520	28,971

Cracker Barrel Old Country Store, Inc.	1,852	213,628

Del Frisco’s Restaurant Group, Inc.*	880	20,434

Denny’s Corp.*	10,260	88,441

Diamond Resorts International, Inc.*	920	23,883

DineEquity, Inc.	1,112	98,924

Einstein Noah Restaurant Group, Inc.	704	14,256

El Pollo Loco Holdings, Inc.*	710	25,311

Description	Number of Shares	Value

Fiesta Restaurant Group, Inc.*	2,700	$148,905

Ignite Restaurant Group, Inc.#,*	1,370	9,439

International Speedway Corp.	1,620	50,755

Interval Leisure Group, Inc.	4,200	88,368

Isle of Capri Casinos, Inc.*	2,451	18,211

Jack in the Box, Inc.*	3,926	278,903

Jamba, Inc.*	1,908	25,472

Krispy Kreme Doughnuts, Inc.*	7,270	137,548

La Quinta Holdings, Inc.*	3,980	81,232

Life Time Fitness, Inc.*	2,577	143,719

Marcus Corp.	1,777	30,440

Marriott Vacations Worldwide Corp.*	1,160	80,550

Monarch Casino & Resort, Inc.*	928	15,099

Morgans Hotel Group Co.*	943	7,535

Multimedia Games Holding Co., Inc.*	2,730	95,277

Nathan’s Famous, Inc.*	350	25,158

Noodles & Co.*	400	9,132

Papa John’s International, Inc.	3,372	157,675

Penn National Gaming, Inc.*	3,200	41,888

Pinnacle Entertainment, Inc.*	5,527	141,657

Popeyes Louisiana Kitchen, Inc.*	2,235	103,592

Red Robin Gourmet Burgers, Inc.*	1,342	73,770

Ruby Tuesday, Inc.*	4,000	30,720

Ruth’s Hospitality Group, Inc.	3,480	42,352

Ryman Hospitality Properties, Inc.#	3,492	172,330

Scientific Games Corp.#,*	820	9,651

Sonic Corp.*	4,705	118,613

Speedway Motorsports, Inc.	371	7,260

Texas Roadhouse, Inc.	6,805	196,460

Vail Resorts, Inc.	3,670	316,941

Zoe’s Kitchen, Inc.#,*	760	27,710

		$4,469,265

HOUSEHOLD DURABLES – 1.0%

Beazer Homes USA, Inc.*	1,538	27,576

Cavco Industries, Inc.*	775	56,474

CSS Industries, Inc.	98	2,799

Ethan Allen Interiors, Inc.	1,456	41,205

Flexsteel Industries, Inc.	720	24,703

Helen of Troy Ltd.*	1,683	104,094

Hovnanian Enterprises, Inc.#,*	7,983	30,016

iRobot Corp.#,*	3,260	116,447

KB Home#	7,820	123,087

La-Z-Boy, Inc.	4,616	105,522

LGI Homes, Inc.*	1,620	31,460

Libbey, Inc.*	1,430	41,113

Lifetime Brands, Inc.	1,330	22,756

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

M/I Homes, Inc.*	1,414	$30,458

MDC Holdings, Inc.#	2,590	63,248

Meritage Homes Corp.*	2,332	85,794

NACCO Industries, Inc.	146	8,551

Ryland Group, Inc.	2,461	88,128

Skullcandy, Inc.*	760	6,338

Standard Pacific Corp.*	8,330	61,642

TRI Pointe Homes, Inc.*	740	10,131

UCP, Inc.*	1,310	17,934

Universal Electronics, Inc.*	1,078	61,327

WCI Communities, Inc.*	1,000	18,760

William Lyon Homes*	1,600	37,856

		$1,217,419

INTERNET & CATALOG RETAIL – 0.5%

1-800-Flowers.com, Inc.*	572	4,593

Blue Nile, Inc.*	1,102	39,121

Coupons.com, Inc.#,*	1,190	16,565

FTD Cos, Inc.*	866	30,466

HSN, Inc.	3,600	237,852

Lands’ End, Inc.#,*	910	43,198

Nutrisystem, Inc.	2,199	37,031

Orbitz Worldwide, Inc.*	2,819	23,313

Overstock.com, Inc.#,*	1,002	23,166

PetMed Express, Inc.#	2,767	36,552

RetailMeNot, Inc.#,*	2,880	60,653

Shutterfly, Inc.*	2,182	91,273

Valuevision Media, Inc.*	3,230	18,282

		$662,065

LEISURE EQUIPMENT & PRODUCTS – 0.5%

Arctic Cat, Inc.	410	13,801

Black Diamond, Inc.#,*	930	7,217

Brunswick Corp.	6,681	312,671

Callaway Golf Co.	5,171	40,541

Fox Factory Holding Corp.*	1,100	18,634

JAKKS Pacific, Inc.	2,400	15,312

Johnson Outdoors, Inc.	120	3,606

LeapFrog Enterprises, Inc.*	3,377	17,966

Malibu Boats, Inc.*	1,170	21,832

Marine Products Corp.	1,100	9,284

Nautilus, Inc.*	2,270	30,373

Smith & Wesson Holding Corp.#,*	6,687	67,940

Sturm Ruger & Co., Inc.#	1,820	75,858

		$635,035

MEDIA – 1.2%

AH Belo Corp.	2,340	26,933

Carmike Cinemas, Inc.*	1,970	63,138

Central European Media Enterprises Ltd.*	5,680	13,802

Description	Number of Shares	Value

Crown Media Holdings, Inc.*	110	$384

Cumulus Media, Inc.*	12,500	48,250

Daily Journal Corp.#,*	130	23,744

Dex Media, Inc.#,*	1,070	8,335

Digital Domain Media Group, Inc.*	1,470	10

Entercom Communications Corp.*	1,600	16,448

Entravision Communications Corp.	5,010	25,852

EW Scripps Co.*	1,440	27,648

Global Sources Ltd.*	526	3,856

Gray Television, Inc.*	4,420	40,841

Harte-Hanks, Inc.	3,916	25,493

Hemisphere Media Group, Inc.#,*	2,300	29,440

Journal Communications, Inc.*	3,160	31,000

Martha Stewart Living Omnimedia*	1,683	7,287

McClatchy Co.*	3,460	12,318

MDC Partners, Inc.	2,835	58,685

Media General, Inc.#,*	3,380	50,497

Meredith Corp.	1,710	89,159

National CineMedia, Inc.	4,182	66,494

New York Times Co.	7,700	98,868

Nexstar Broadcasting Group, Inc.#	3,250	146,640

ReachLocal, Inc.*	260	1,178

Reading International, Inc.*	1,510	15,055

Rentrak Corp.#,*	800	61,496

Saga Communications, Inc.	230	9,223

Salem Communications Corp.	2,100	16,191

Scholastic Corp.	1,556	54,164

SFX Entertainment, Inc.#,*	3,200	16,448

Shutterstock, Inc.#,*	1,530	118,973

Sinclair Broadcast Group, Inc.#	6,988	203,001

Sizmek, Inc.*	687	3,937

Time, Inc.*	4,680	105,721

World Wrestling Entertainment, Inc.#	3,897	48,128

		$1,568,637

MULTILINE RETAIL – 0.1%

Bon-Ton Stores, Inc.#	990	8,722

Burlington Stores, Inc.*	1,130	47,392

Fred’s, Inc.	2,032	31,902

Tuesday Morning Corp.#,*	4,010	81,764

		$169,780

SPECIALTY RETAIL – 3.2%

Aeropostale, Inc.#,*	7,650	23,026

American Eagle Outfitters, Inc.#	11,690	150,450

America’s Car-Mart, Inc.*	830	38,163

ANN, Inc.*	4,970	190,798

Asbury Automotive Group, Inc.*	3,024	211,801

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

36	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Barnes & Noble, Inc.*	2,460	$53,677

bebe stores, Inc.	2,446	5,601

Big 5 Sporting Goods Corp.	1,902	23,414

Brown Shoe Co., Inc.	3,535	93,996

Buckle, Inc.#	2,875	141,824

Cato Corp.	1,503	53,612

Childrens Place Retail Stores, Inc.	1,368	67,374

Christopher & Banks Corp.*	2,560	16,717

Citi Trends, Inc.*	936	21,200

Conn’s, Inc.#,*	3,036	94,450

Container Store Group, Inc.#,*	1,060	19,546

Destination Maternity Corp.	830	12,433

Destination XL Group, Inc.*	2,440	12,786

Express, Inc.*	1,830	27,395

Finish Line, Inc., Class A	3,204	84,810

Five Below, Inc.#,*	5,460	217,690

Francesca’s Holdings Corp.*	2,590	30,847

Genesco, Inc.*	1,671	128,149

Group 1 Automotive, Inc.	1,424	121,652

Guess?, Inc.#	2,990	66,288

Haverty Furniture Cos., Inc.	1,437	31,628

hhgregg, Inc.*	3,395	17,586

Hibbett Sports, Inc.#,*	2,654	120,465

Kirkland’s, Inc.*	1,590	28,302

Lithia Motors, Inc.	2,300	178,526

Lumber Liquidators Holdings, Inc.#,*	2,381	128,026

MarineMax, Inc.*	860	16,486

Mattress Firm Holding Corp.#,*	1,720	108,687

Men’s Wearhouse, Inc.	3,989	187,603

Monro Muffler Brake, Inc.	3,462	185,009

New York & Co., Inc.*	2,080	6,802

Office Depot, Inc.*	29,919	156,177

Outerwall, Inc.#,*	1,848	116,923

Pacific Sunwear of California, Inc.#,*	5,780	8,786

Pep Boys-Manny Moe & Jack*	2,353	22,424

Pier 1 Imports, Inc.	6,190	79,851

Rent-A-Center, Inc.	3,024	93,653

Restoration Hardware Holdings, Inc.#,*	3,090	248,189

Sears Hometown & Outlet Stores, Inc.*	370	5,565

Select Comfort Corp.*	4,950	127,166

Shoe Carnival, Inc.	1,233	22,687

Sonic Automotive, Inc.	1,728	43,010

Stage Stores, Inc.	2,248	37,924

Stein Mart, Inc.	1,890	25,288

Systemax, Inc.	272	4,162

Tile Shop Holdings, Inc.#,*	3,440	29,618

Tilly’s, Inc.*	710	5,055

Vitamin Shoppe, Inc.*	2,290	107,470

Description	Number of Shares	Value

West Marine, Inc.*	1,550	$15,252

Winmark Corp.	230	18,924

Zumiez, Inc.*	2,103	70,198

		$4,155,141

TEXTILES, APPAREL & LUXURY GOODS – 1.2%

Columbia Sportswear Co.	1,446	55,729

Crocs, Inc.*	5,770	67,394

Culp, Inc.	640	12,141

G-III Apparel Group Ltd.*	1,557	123,548

Iconix Brand Group, Inc.*	3,355	134,234

Kate Spade & Co.*	651	17,662

Movado Group, Inc.	1,045	36,889

Oxford Industries, Inc.	1,280	78,400

Perry Ellis International, Inc.	1,507	30,818

Quiksilver, Inc.#,*	3,970	6,948

Sequential Brands Group, Inc.#,*	1,910	23,951

Skechers U.S.A., Inc.*	3,593	196,717

Steven Madden Ltd.*	6,249	195,906

Tumi Holdings, Inc.*	5,750	119,428

Unifi, Inc.#,*	926	25,900

Vera Bradley, Inc.*	2,420	55,176

Vince Holding Corp.*	960	33,648

Wolverine World Wide, Inc.	10,152	275,525

		$1,490,014

TOTAL CONSUMER DISCRETIONARY		$17,907,606

CONSUMER STAPLES – 3.5%

BEVERAGES – 0.2%

Boston Beer Co., Inc.*	765	190,485

Coca-Cola Bottling Co. Consolidated	261	23,605

Craft Brew Alliance, Inc.*	1,300	18,044

National Beverage Corp.*	1,740	43,709

		$275,843

FOOD & STAPLES RETAILING – 1.2%

Andersons, Inc.	2,392	152,442

Casey’s General Stores, Inc.	3,836	314,053

Chefs’ Warehouse, Inc.*	1,570	28,056

Fairway Group Holdings Corp.#,*	940	2,811

Fresh Market, Inc.#,*	4,840	177,676

Ingles Markets, Inc.	1,040	27,976

Natural Grocers by Vitamin Cottage, Inc.#,*	1,810	32,779

Pantry, Inc.*	1,760	45,355

Pricesmart, Inc.	1,516	134,969

Roundy’s, Inc.	2,010	6,774

SpartanNash Co.	1,934	43,341

SUPERVALU, Inc.*	13,350	115,211

United Natural Foods, Inc.*	5,117	348,058

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	37

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Village Super Market, Inc.	650	$18,038

Weis Markets, Inc.	990	44,194

		$1,491,733

FOOD PRODUCTS – 1.4%

Alico, Inc.	260	9,594

B&G Foods, Inc.	5,436	160,145

Boulder Brands, Inc.*	6,229	55,314

Calavo Growers, Inc.	927	44,997

Cal-Maine Foods, Inc.	1,422	124,837

Chiquita Brands International, Inc.*	3,621	52,251

Darling International, Inc.#,*	9,907	174,363

Dean Foods Co#	4,930	72,520

Diamond Foods, Inc.*	1,995	60,149

Farmer Bros Co.*	388	11,314

Fresh Del Monte Produce, Inc.	1,939	62,261

Hain Celestial Group, Inc.*	202	21,866

Inventure Foods, Inc.*	1,690	22,376

J&J Snack Foods Corp.	1,484	152,897

John B Sanfilippo & Son, Inc.	590	21,919

Lancaster Colony Corp.	1,442	131,929

Lifeway Foods, Inc.#	1,310	21,681

Limoneira Co.	910	23,351

Omega Protein Corp.*	450	6,503

Pilgrim’s Pride Corp.#,*	400	11,364

Post Holdings, Inc.*	1,670	62,625

Sanderson Farms, Inc.#	2,181	183,160

Seneca Foods Corp.*	420	11,290

Snyders-Lance, Inc.	1,741	51,864

Tootsie Roll Industries, Inc.#	1,578	46,788

TreeHouse Foods, Inc.*	3,162	269,308

		$1,866,666

HOUSEHOLD PRODUCTS – 0.2%

Central Garden & Pet Co.*	4,214	36,198

Harbinger Group, Inc.*	5,970	78,446

Oil-Dri Corp. of America	160	4,829

Orchids Paper Products Co.	480	13,805

Spectrum Brands Holdings, Inc.	270	24,459

WD-40 Co.	1,544	118,378

		$276,115

PERSONAL PRODUCTS – 0.3%

Elizabeth Arden, Inc.*	417	6,839

Female Health Co.#	3,250	14,852

Inter Parfums, Inc.	1,578	44,815

Medifast, Inc.*	1,080	34,279

Nature’s Sunshine Products, Inc.	500	7,450

Nutraceutical International Corp.	460	10,341

Prestige Brands Holdings, Inc.*	5,417	191,870

Description	Number of Shares	Value

Revlon, Inc.#,*	780	$26,754

Synutra International, Inc.*	869	5,501

USANA Health Sciences, Inc.#,*	775	88,335

		$431,036

TOBACCO – 0.2%

22nd Century Group, Inc.#,*	7,600	16,720

Alliance One International, Inc.*	12,570	25,517

Universal Corp.	1,312	58,384

Vector Group Ltd.#	4,597	102,697

		$203,318

TOTAL CONSUMER STAPLES		$4,544,711

ENERGY – 4.4%

ENERGY EQUIPMENT & SERVICES – 1.2%

Advanced Emissions Solutions, Inc.*	2,220	44,888

Basic Energy Services, Inc.*	2,972	38,339

Bristow Group, Inc.	2,181	161,176

C&J Energy Services, Inc.*	2,980	57,544

CARBO Ceramics, Inc.#	1,810	93,523

CHC Group Ltd.#,*	3,230	21,706

Dawson Geophysical Co.	773	13,133

Era Group, Inc.*	660	15,437

Exterran Holdings, Inc.	3,400	133,722

Forum Energy Technologies, Inc.#,*	2,950	80,535

Geospace Technologies Corp.*	242	7,451

Global Geophysical Services, Inc.*	490	3

Gulf Island Fabrication, Inc.	1,223	25,854

Gulfmark Offshore, Inc.	1,641	49,493

Helix Energy Solutions Group, Inc.*	5,440	144,922

Hercules Offshore, Inc.#,*	3,430	5,659

Hornbeck Offshore Services, Inc.*	1,908	58,499

ION Geophysical Corp.*	9,327	26,116

Key Energy Services, Inc.#,*	8,600	26,144

Matrix Service Co.*	3,353	84,026

Mitcham Industries, Inc.*	1,210	12,342

Natural Gas Services Group, Inc.*	704	18,114

Newpark Resources, Inc.*	4,372	49,972

North Atlantic Drilling Ltd.	4,560	28,226

Nuverra Environmental Solutions, Inc.#,*	2,080	19,698

Parker Drilling Co.*	5,634	25,015

PHI, Inc.*	935	41,832

Pioneer Energy Services Corp.*	5,198	47,718

RigNet, Inc.*	980	42,581

SEACOR Holdings, Inc.	1,270	104,712

Tesco Corp.*	2,340	44,554

TETRA Technologies, Inc.*	3,620	34,499

Vantage Drilling Co.*	7,760	7,508

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

38	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Willbros Group, Inc.*	4,318	$25,347

		$1,590,288

OIL, GAS & CONSUMABLE FUELS – 3.2%

Abraxas Petroleum Corp.*	9,320	38,492

Adams Resources & Energy, Inc.	90	3,784

Alon USA Energy, Inc.	2,424	38,881

Alpha Natural Resources, Inc.#,*	11,950	23,422

American Eagle Energy Corp.*	4,440	7,726

Amyris, Inc.#,*	990	2,990

Apco Oil & Gas International, Inc.*	480	6,878

Approach Resources, Inc.#,*	1,750	17,325

Arch Coal, Inc.#	10,300	22,248

ATP Oil & Gas Corp.*,††	2,852	29

Bill Barrett Corp.#,*	3,095	47,044

Bonanza Creek Energy, Inc.*	3,570	161,507

BPZ Resources, Inc.#,*	12,543	15,553

Callon Petroleum Co.*	2,980	19,549

Carrizo Oil & Gas, Inc.*	4,246	220,537

Clayton Williams Energy, Inc.*	663	55,122

Clean Energy Fuels Corp.#,*	6,949	50,797

Cloud Peak Energy, Inc.*	3,370	40,339

Comstock Resources, Inc.#	3,070	36,349

Contango Oil & Gas Co.	708	25,892

Delek US Holdings, Inc.	4,992	169,179

DHT Holdings, Inc.	6,230	41,492

Diamondback Energy, Inc.*	3,100	212,164

Eclipse Resources Corp.#, *	1,550	20,320

Emerald Oil, Inc.#,*	2,347	7,463

Energy XXI (Bermuda) Ltd.#	4,054	31,175

Evolution Petroleum Corp.	1,160	10,974

EXCO Resources, Inc.#	6,207	18,931

Forest Oil Corp.*	6,920	5,605

Frontline Ltd.*	2,000	2,820

FX Energy, Inc.#,*	6,870	20,610

GasLog Ltd.#	1,170	24,359

Gastar Exploration, Inc.*	5,520	22,080

Goodrich Petroleum Corp.#,*	4,055	33,413

Green Plains Renewable Energy, Inc.	3,140	107,388

Halcon Resources Corp.#,*	14,321	44,538

Hallador Energy Co.	1,410	16,920

Isramco, Inc.*	20	2,620

Jones Energy, Inc.*	1,190	14,708

Knightsbridge Tankers Ltd.#	2,663	23,381

Kodiak Oil & Gas Corp.*	24,950	269,210

L&L Energy, Inc.*	4,530	351

Magnum Hunter Resources Corp.#,*	20,500	95,120

Description	Number of Shares	Value

Matador Resources Co.*	5,130	$124,505

Midstates Petroleum Co., Inc.#,*	1,460	4,336

Miller Energy Resources, Inc.#,*	1,970	6,856

Nordic American Offshore Ltd.	46	736

Nordic American Tankers Ltd.#	5,418	45,782

Northern Oil & Gas, Inc.#,*	4,280	48,364

Pacific Ethanol, Inc.#,*	1,810	25,539

Panhandle Oil & Gas, Inc.	1,172	24,096

Parsley Energy, Inc.*	4,700	79,759

PDC Energy, Inc.*	1,979	86,522

Penn Virginia Corp.*	3,904	33,457

PetroQuest Energy, Inc.*	5,960	28,012

Quicksilver Resources, Inc.*	7,430	4,061

Renewable Energy Group, Inc.*	3,060	32,222

Rentech, Inc.	28,540	45,379

Resolute Energy Corp.*	3,090	10,753

REX American Resources Corp.*	200	14,552

Rex Energy Corp.*	4,275	33,516

Ring Energy, Inc.*	1,890	32,508

Rosetta Resources, Inc.*	3,648	138,733

RSP Permian, Inc.#,*	1,230	30,098

Sanchez Energy Corp.#,*	3,030	51,722

Scorpio Tankers, Inc.#	11,730	102,403

SemGroup Corp.	4,210	323,118

Ship Finance International Ltd.	1,993	34,260

Solazyme, Inc.#,*	7,980	61,207

Stone Energy Corp.*	2,964	72,618

Swift Energy Co.#,*	3,720	25,482

Synergy Resources Corp.*	5,630	68,630

Targa Resources Corp.	184	23,668

Teekay Tankers Ltd.#	6,988	29,629

Transatlantic Petroleum Ltd.*	2,370	19,553

Triangle Petroleum Corp.#,*	6,520	50,530

Vaalco Energy, Inc.*	4,677	34,703

W&T Offshore, Inc.	1,960	17,816

Warren Resources, Inc.*	2,930	10,138

Western Refining, Inc.	5,055	230,457

Westmoreland Coal Co.*	860	31,450

		$4,066,455

TOTAL ENERGY		$5,656,743

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	39

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

FINANCIALS – 18.4%

CAPITAL MARKETS – 1.6%

Actua Corp.*	1,924	$36,171

Arlington Asset Investment Corp.#	670	18,345

BGC Partners, Inc.	11,960	101,421

Calamos Asset Management, Inc.	1,585	21,714

CIFC Corp.	1,380	12,696

Cohen & Steers, Inc.#	1,973	84,563

Cowen Group, Inc.*	5,765	23,291

Diamond Hill Investment Group, Inc.#	360	48,236

Evercore Partners, Inc.	3,443	178,244

FBR & Co.*	557	13,446

Financial Engines, Inc.	3,430	136,754

FXCM, Inc.	2,600	42,796

GAMCO Investors, Inc.#	462	38,170

GFI Group, Inc.	6,051	33,280

Greenhill & Co., Inc.	3,150	141,750

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,350	18,873

HFF, Inc.	3,580	112,698

INTL. FCStone, Inc.*	766	13,865

Investment Technology Group, Inc.*	1,950	34,963

Janus Capital Group, Inc.#	8,430	126,366

KCG Holdings, Inc.	3,170	33,792

Ladenburg Thalmann Financial Services, Inc.#,*	8,830	37,704

Manning & Napier, Inc.	1,080	17,107

NorthStar Asset Management Group, Inc./New York*	755	13,681

Oppenheimer Holdings, Inc.	850	20,868

Piper Jaffray Cos.*	890	50,249

Pzena Investment Management, Inc.	715	7,186

Safeguard Scientifics, Inc.*	1,135	22,643

Silvercrest Asset Management Group, Inc.	1,600	23,888

Stifel Financial Corp.*	3,596	170,846

SWS Group, Inc.#,*	1,777	13,132

Teton Advisors, Inc.	10	510

Virtus Investment Partners, Inc.*	743	133,153

Walter Investment Management Corp.#,*	2,752	62,525

Westwood Holdings Group, Inc.	880	59,400

WisdomTree Investments, Inc.#,*	10,840	159,890

		$2,064,216

COMMERCIAL BANKS – 5.4%

1st Source Corp.	1,188	37,173

1st United Bancorp, Inc.	740	6,549

American National Bankshares, Inc.	490	11,858

Ameris Bancorp*	1,760	43,648

Ames National Corp.#	761	18,873

Description	Number of Shares	Value

Arrow Financial Corp.#	960	$26,294

Bancfirst Corp.	444	28,860

Banco Latinoamericano de Comercio Exterior SA	1,974	66,405

Bancorp, Inc.*	1,540	14,568

BancorpSouth, Inc.	5,180	119,295

Bank of Kentucky Financial Corp.	370	17,357

Bank of Marin Bancorp	310	15,475

Bank of the Ozarks, Inc.	4,664	164,359

Banner Corp.	880	38,034

BBCN Bancorp, Inc.	4,411	62,372

BNC Bancorp	1,190	20,242

Boston Private Financial Holdings, Inc.	4,698	61,779

Bridge Bancorp, Inc.	600	15,756

Bridge Capital Holdings*	300	7,236

Bryn Mawr Bank Corp.	475	14,644

Camden National Corp.	713	29,169

Capital Bank Financial Corp.*	1,750	45,307

Capital City Bank Group, Inc.	951	14,370

Cardinal Financial Corp.	1,330	25,536

Cascade Bancorp*	1,095	5,595

Cathay General Bancorp	4,422	116,785

Centerstate Banks, Inc.	746	8,683

Central Pacific Financial Corp.	410	7,749

Century Bancorp, Inc.	410	15,572

Chemical Financial Corp.	1,738	51,758

Citizens & Northern Corp.	831	16,537

City Holding Co.	762	34,282

CNB Financial Corp.	910	16,480

CoBiz Financial, Inc.	1,980	23,800

Columbia Banking System, Inc.	3,259	90,535

Community Bank System, Inc.	2,114	80,649

Community Trust Bancorp, Inc.	1,020	36,669

CommunityOne Bancorp#,*	780	8,299

ConnectOne Bancorp, Inc.	1,220	22,570

CU BanCorp.*	940	18,565

Customers Bancorp, Inc.*	1,507	28,784

CVB Financial Corp.	4,664	73,598

Eagle Bancorp, Inc.*	1,474	52,961

Enterprise Bancorp, Inc.	60	1,412

Enterprise Financial Services Corp.	1,260	23,751

Fidelity Southern Corp.	978	15,012

Financial Institutions, Inc.	873	21,947

First BanCorp*	6,090	31,729

First Bancorp	1,095	19,841

First Bancorp, Inc.	439	7,766

First Busey Corp.	4,391	27,444

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

40	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

First Citizens BancShares, Inc.	200	$50,242

First Commonwealth Financial Corp.	5,576	52,136

First Community Bancshares, Inc.	1,301	21,297

First Connecticut Bancorp, Inc.	1,340	20,958

First Financial Bancorp	3,455	60,601

First Financial Bankshares, Inc.#	5,712	181,527

First Financial Corp.	935	32,426

First Interstate Bancsystem, Inc.	1,240	36,382

First Merchants Corp.	1,795	40,657

First Midwest Bancorp, Inc.	4,151	69,695

First of Long Island Corp.	330	8,692

FirstMerit Corp.	8,942	164,086

FNB Corp.	8,196	104,827

German American Bancorp, Inc.	400	11,948

Glacier Bancorp, Inc.	3,901	111,920

Great Southern Bancorp, Inc.	490	18,625

Guaranty Bancorp	1,244	19,618

Hancock Holding Co.	3,528	124,150

Hanmi Financial Corp.	1,510	32,389

Heartland Financial USA, Inc.	1,203	32,000

Heritage Commerce Corp.	2,150	18,705

Heritage Financial Corp.	1,638	28,747

Heritage Oaks Bancorp*	2,670	21,013

Home BancShares, Inc.	4,324	138,022

HomeTrust Bancshares, Inc.*	1,540	23,793

Horizon Bancorp	580	14,918

Hudson Valley Holding Corp.	1,112	25,287

Iberiabank Corp.	1,954	134,552

Independent Bank Corp.	906	36,965

Independent Bank Corp./MI	1,940	23,416

Independent Bank Group, Inc.	550	24,579

International Bancshares Corp.	3,072	87,153

Investors Bancorp, Inc.	16,788	180,471

Lakeland Bancorp, Inc.	1,199	13,177

Lakeland Financial Corp.	1,015	42,062

Macatawa Bank Corp.	3,050	15,891

MainSource Financial Group, Inc.	1,360	24,738

MB Financial, Inc.	3,362	106,071

Mercantile Bank Corp.	620	12,233

Merchants Bancshares, Inc.	290	8,639

Metro Bancorp, Inc.*	572	14,323

MidSouth Bancorp, Inc.	820	15,531

MidWestOne Financial Group, Inc.	480	12,806

National Bank Holdings Corp.	1,130	22,137

National Bankshares, Inc.#	200	6,262

National Penn Bancshares, Inc.	6,541	67,307

NBT Bancorp, Inc.	2,230	57,266

NewBridge Bancorp*	2,720	24,181

Description	Number of Shares	Value

Northrim BanCorp, Inc.	580	$16,762

OFG Bancorp	1,954	30,424

Old National Bancorp	4,881	71,019

OmniAmerican Bancorp, Inc.	740	20,010

Pacific Continental Corp.	1,340	19,323

Pacific Premier Bancorp, Inc.*	1,340	21,695

Park National Corp.#	578	48,766

Park Sterling Corp.	3,640	27,882

Peapack Gladstone Financial Corp.	1,195	21,809

Penns Woods Bancorp, Inc.	160	7,765

Peoples Bancorp, Inc.	596	14,691

Pinnacle Financial Partners, Inc.	2,381	93,335

Preferred Bank*	650	17,277

PrivateBancorp, Inc.	3,570	115,382

Prosperity Bancshares, Inc.	3,005	181,472

Renasant Corp.	2,082	62,772

Republic Bancorp, Inc.	827	20,055

S&T Bancorp, Inc.	1,220	33,660

Sandy Spring Bancorp, Inc.	1,397	36,043

Seacoast Banking Corp. of Florida*	1,472	18,783

Sierra Bancorp	516	8,855

Simmons First National Corp.	856	35,943

South State Corp.	1,128	68,030

Southside Bancshares, Inc.#	957	32,136

Southwest Bancorp, Inc.	1,132	20,410

State Bank Financial Corp.	2,320	41,574

Sterling Bancorp/de	3,654	51,375

Stock Yards Bancorp, Inc.	530	17,638

Suffolk Bancorp*	854	19,608

Sun Bancorp, Inc./NJ*	292	5,898

Susquehanna Bancshares, Inc.	11,202	109,892

Texas Capital Bancshares, Inc.*	2,748	168,040

Tompkins Financial Corp.	710	35,642

TowneBank#	31	470

Trico Bancshares	1,093	28,746

TriState Capital Holdings, Inc.*	1,860	18,135

Trustmark Corp.	3,328	80,970

UMB Financial Corp.	1,904	113,440

Umpqua Holdings Corp.	9,798	172,445

Union Bankshares Corp.	1,955	43,948

United Bankshares, Inc.	3,555	121,865

United Community Banks, Inc.*	2,044	36,853

Univest Corp. of Pennsylvania	853	17,504

Valley National Bancorp#	5,750	57,385

Washington Trust Bancorp, Inc.	576	22,101

Webster Financial Corp.	4,710	147,611

WesBanco, Inc.	1,416	48,795

West Bancorporation, Inc.	1,097	18,188

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	41

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Westamerica Bancorporation#	1,823	$89,947

Western Alliance Bancorp*	5,791	154,156

Wilshire Bancorp, Inc.	3,780	37,422

Wintrust Financial Corp.	2,033	94,169

Yadkin Financial Corp.*	1,021	19,818

		$6,976,287

CONSUMER FINANCE – 0.4%

Cash America International, Inc.	1,686	82,867

Consumer Portfolio Services, Inc.*	3,460	24,428

Credit Acceptance Corp.*	668	98,570

Ezcorp, Inc.*	309	3,486

First Cash Financial Services, Inc.*	2,679	158,275

Green Dot Corp.*	1,290	30,831

JG Wentworth Co.*	1,580	17,570

Nelnet, Inc.	1,152	54,824

Nicholas Financial, Inc.	1,080	13,187

Regional Management Corp.*	650	7,579

Springleaf Holdings, Inc.#,*	1,000	37,420

World Acceptance Corp.*	264	18,918

		$547,955

DIVERSIFIED FINANCIAL SERVICES – 0.3%

Gain Capital Holdings, Inc.	1,370	11,727

MarketAxess Holdings, Inc.	3,407	220,263

Marlin Business Services Corp.	480	10,147

NewStar Financial, Inc.*	1,174	16,060

PHH Corp.*	3,347	79,290

PICO Holdings, Inc.*	1,290	28,509

Resource America, Inc.	1,290	12,307

		$378,303

INSURANCE – 2.0%

Ambac Financial Group, Inc.*	2,410	55,141

American Equity Investment Life Holding Co.	3,553	91,703

AMERISAFE, Inc.	1,082	45,119

Amtrust Financial Services, Inc.#	2,682	120,341

Argo Group International Holdings Ltd.	1,443	80,519

Baldwin & Lyons, Inc.	402	10,822

Citizens, Inc.#,*	1,867	13,610

CNO Financial Group, Inc.	11,480	208,132

Crawford & Co.	1,767	17,988

Donegal Group, Inc.	940	14,871

eHealth, Inc.*	1,804	45,010

EMC Insurance Group, Inc.	510	16,340

Employers Holdings, Inc.	647	13,192

Enstar Group Ltd.*	539	79,810

FBL Financial Group, Inc.	553	27,418

Federated National Holding Co.	1,050	35,133

First American Financial Corp.	5,680	172,218

Description	Number of Shares	Value

Global Indemnity PLC*	524	$15,186

Greenlight Capital Re Ltd.*	1,520	49,324

Hallmark Financial Services*	1,837	21,419

HCI Group, Inc.	970	49,315

Heritage Insurance Holdings, Inc.#, *	120	2,131

Hilltop Holdings, Inc.*	3,151	69,417

Horace Mann Educators Corp.	2,174	66,111

Independence Holding Co.	400	5,660

Infinity Property & Casualty Corp.	698	50,961

Kansas City Life Insurance Co.	370	18,363

Kemper Corp.	1,680	61,908

Maiden Holdings Ltd.	2,512	30,018

Meadowbrook Insurance Group, Inc.	4,025	25,639

Montpelier Re Holdings Ltd.	1,944	64,424

National Interstate Corp.	519	14,760

National Western Life Insurance Co.	165	44,715

Navigators Group, Inc.*	716	48,752

OneBeacon Insurance Group Ltd.	2,090	33,294

Phoenix Cos., Inc.*	421	24,991

Platinum Underwriters Holdings Ltd.	1,470	92,066

Primerica, Inc.	3,350	171,353

RLI Corp.	2,132	105,726

Safety Insurance Group, Inc.	654	40,797

Selective Insurance Group, Inc.	2,953	76,246

State Auto Financial Corp.	638	13,353

Stewart Information Services Corp.	969	34,225

Symetra Financial Corp.	4,820	114,234

Third Point Reinsurance Ltd.*	1,370	20,961

United Fire Group, Inc.	1,365	44,335

Universal Insurance Holdings, Inc.	2,460	43,050

		$2,500,101

REAL ESTATE INVESTMENT TRUSTS – 6.7%

Acadia Realty Trust	3,455	107,796

AG Mortgage Investment Trust, Inc.	1,930	36,805

Agree Realty Corp.	979	29,967

Alexander’s, Inc.	236	104,312

Altisource Residential Corp.	2,590	60,140

American Assets Trust, Inc.	1,750	67,095

American Capital Mortgage Investment Corp.	1,660	32,519

American Realty Capital Healthcare Trust, Inc.	9,220	104,186

American Residential Properties, Inc.#,*	980	18,620

AmREIT, Inc.	1,750	43,120

Anworth Mortgage Asset Corp.	6,881	35,712

Apollo Commercial Real Estate Finance, Inc.	640	10,522

Apollo Residential Mortgage, Inc.	1,530	25,520

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

42	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Ares Commercial Real Estate Corp.	1,830	$22,253

Armada Hoffler Properties, Inc.	1,420	13,320

ARMOUR Residential REIT, Inc.	22,340	88,466

Ashford Hospitality Prime, Inc.	882	15,285

Ashford Hospitality Trust, Inc.	4,410	49,833

Associated Estates Realty Corp.	3,474	67,847

Aviv REIT, Inc.	800	26,984

Campus Crest Communities, Inc.	2,970	18,830

Capstead Mortgage Corp.#	4,690	59,610

CareTrust REIT, Inc.*	1,889	29,336

Cedar Realty Trust, Inc.	3,966	27,286

Chambers Street Properties#	5,310	43,595

Chatham Lodging Trust	1,140	29,207

Chesapeake Lodging Trust	2,380	78,635

Colony Financial, Inc.	3,330	74,192

Coresite Realty Corp.	1,940	71,819

Cousins Properties, Inc.	8,677	112,888

CubeSmart	7,054	148,487

CYS Investments, Inc.	9,360	83,585

DCT Industrial Trust, Inc.	15,705	134,592

DiamondRock Hospitality Co.	10,947	157,089

DuPont Fabros Technology, Inc.	4,445	137,662

Dynex Capital, Inc.	3,960	33,343

EastGroup Properties, Inc.	2,924	201,347

Education Realty Trust, Inc.	6,421	72,300

Empire State Realty Trust, Inc.#	5,130	81,875

EPR Properties	2,999	168,244

Equity One, Inc.	3,762	90,288

Excel Trust, Inc.	3,390	44,070

FelCor Lodging Trust, Inc.	8,240	88,415

First Industrial Realty Trust, Inc.	5,582	109,016

First Potomac Realty Trust	4,184	52,300

Franklin Street Properties Corp.	5,247	62,912

Geo Group, Inc.	4,436	177,174

Getty Realty Corp.	1,437	26,743

Gladstone Commercial Corp.	1,150	20,815

Glimcher Realty Trust	12,345	169,497

Government Properties Income Trust	2,320	52,942

Gramercy Property Trust, Inc.#	7,530	47,062

Hatteras Financial Corp.	5,370	102,245

Healthcare Realty Trust, Inc.	5,816	153,950

Hersha Hospitality Trust	12,978	94,610

Highwoods Properties, Inc.	5,315	227,854

Hudson Pacific Properties, Inc.	3,420	93,400

Inland Real Estate Corp.	6,835	72,519

Invesco Mortgage Capital, Inc.	6,580	108,833

Investors Real Estate Trust#	6,057	50,879

iStar Financial, Inc.#,*	5,580	79,180

Description	Number of Shares	Value

Kite Realty Group Trust	1,757	$45,489

LaSalle Hotel Properties#	5,841	229,026

Lexington Realty Trust	11,211	122,873

LTC Properties, Inc.	2,072	86,900

Mack-Cali Realty Corp.	3,590	67,241

Medical Properties Trust, Inc.	7,035	94,902

Monmouth Real Estate Investment Corp.#	1,802	20,182

National Health Investors, Inc.#	2,854	188,107

New Residential Investment Corp.	2,790	34,540

New York Mortgage Trust, Inc.#	2,900	22,649

New York REIT, Inc.	10,410	116,800

NorthStar Realty Finance Corp.*	755	14,028

One Liberty Properties, Inc.#	1,180	27,010

Parkway Properties, Inc.	4,200	84,210

Pebblebrook Hotel Trust	3,080	131,208

Pennsylvania Real Estate Investment Trust	4,051	86,813

PennyMac Mortgage Investment Trust	4,230	91,326

Physicians Realty Trust	1,520	23,317

Potlatch Corp.	3,291	144,771

PS Business Parks, Inc.	1,619	136,352

QTS Realty Trust, Inc.#	1,000	35,220

RAIT Financial Trust	5,577	40,879

Ramco-Gershenson Properties Trust	3,794	66,319

Redwood Trust, Inc.#	5,539	104,078

Resource Capital Corp.	8,450	44,701

Retail Opportunity Investments Corp.	3,420	55,883

Rexford Industrial Realty, Inc.	1,380	21,321

RLJ Lodging Trust	6,730	216,841

Rouse Properties, Inc.#	1,520	27,679

Sabra Health Care REIT, Inc.	3,683	105,223

Saul Centers, Inc.	1,128	61,984

Select Income REIT	1,070	26,226

Silver Bay Realty Trust Corp.	1,669	28,256

Sovran Self Storage, Inc.	3,307	281,393

STAG Industrial, Inc.	1,720	41,968

Strategic Hotels & Resorts, Inc.*	20,530	263,811

Summit Hotel Properties, Inc.	4,370	50,867

Sun Communities, Inc.	3,531	204,692

Sunstone Hotel Investors, Inc.	10,624	162,653

Terreno Realty Corp.	1,530	32,222

UMH Properties, Inc.	410	4,141

Universal Health Realty Income Trust	1,687	81,735

Urstadt Biddle Properties, Inc.	2,565	55,481

Washington Real Estate Investment Trust	4,372	123,553

Western Asset Mortgage Capital Corp.#	2,885	43,333

Whitestone REIT	1,480	22,200

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	43

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Winthrop Realty Trust	1,160	$18,131

		$8,637,462

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.5%

Alexander & Baldwin, Inc.	2,540	101,676

Altisource Asset Management Corp.*	120	64,800

Altisource Portfolio Solutions SA#, *	1,510	112,737

AV Homes, Inc.*	512	7,675

Consolidated-Tomoka Land Co.	290	15,135

Forestar Group, Inc.*	2,258	39,402

Kennedy-Wilson Holdings, Inc.	3,930	106,464

St Joe Co.#, *	5,980	114,517

Tejon Ranch Co.*	508	15,331

Zillow, Inc.#, *	172	18,702

		$596,439

THRIFTS & MORTGAGE FINANCE – 1.5%

Astoria Financial Corp.	4,080	53,652

Banc of California, Inc.	500	5,885

Bank Mutual Corp.	3,500	23,065

BankFinancial Corp.	1,681	20,054

BBX Capital Corp.*	1,100	20,240

Beneficial Mutual Bancorp, Inc.*	3,030	40,693

Berkshire Hills Bancorp, Inc.	951	24,517

BofI Holding, Inc.*	1,300	100,126

Brookline Bancorp, Inc.	4,008	38,437

Capitol Federal Financial, Inc.	7,420	95,050

Charter Financial Corp.	1,446	16,398

Clifton Bancorp, Inc.	1,067	13,892

Dime Community Bancshares, Inc.	1,703	26,822

ESB Financial Corp.	1,872	34,932

Essent Group Ltd.*	1,280	31,155

EverBank Financial Corp.	5,080	97,282

Federal Agricultural Mortgage Corp. Class C	340	11,322

First Defiance Financial Corp.	550	16,846

First Financial Northwest, Inc.	990	11,484

Flagstar Bancorp, Inc.*	1,350	21,222

Flushing Financial Corp.	1,594	32,103

Fox Chase Bancorp, Inc.	980	16,052

Franklin Financial Corp.	620	12,871

Home Loan Servicing Solutions Ltd.	3,530	67,811

HomeStreet, Inc.	280	4,878

Kearny Financial Corp.*	19	271

Ladder Capital Corp.*	1,420	26,966

Meridian Bancorp, Inc.*	538	6,101

Meta Financial Group, Inc.	530	19,880

MGIC Investment Corp.*	23,785	212,162

NASB Financial, Inc.#,*	630	15,530

Description	Number of Shares	Value

Northfield Bancorp, Inc.	3,745	$53,329

Northwest Bancshares, Inc.	4,768	61,173

OceanFirst Financial Corp.	758	12,560

Oritani Financial Corp.	2,960	43,719

PennyMac Financial Services, Inc.	870	14,494

Provident Financial Services, Inc.	2,995	54,599

Radian Group, Inc.#	12,186	205,334

Territorial Bancorp, Inc.	730	15,680

Tree.com, Inc.	700	25,893

TrustCo Bank Corp.	8,150	59,495

United Community Financial Corp.*	3,600	18,432

United Financial Bancorp, Inc.	3,461	48,558

ViewPoint Financial Group, Inc.	2,981	81,292

Walker & Dunlop, Inc.*	510	8,216

Washington Federal, Inc.	2,540	55,448

Waterstone Financial, Inc.	2,300	28,152

WSFS Financial Corp.	448	35,235

		$1,939,308

TOTAL FINANCIALS		$23,640,071

HEALTH CARE – 16.4%

BIOTECHNOLOGY – 6.6%

ACADIA Pharmaceuticals, Inc.#,*	6,970	193,069

Acceleron Pharma, Inc.#,*	1,670	61,757

Achillion Pharmaceuticals, Inc.*	6,610	77,667

Acorda Therapeutics, Inc.*	3,723	129,635

Aegerion Pharmaceuticals, Inc.*	2,550	51,484

Agenus, Inc.*	7,560	22,529

Agios Pharmaceuticals, Inc.#,*	1,330	111,760

Akebia Therapeutics, Inc.*	920	11,923

Alder Biopharmaceuticals, Inc.#,*	1,410	25,253

AMAG Pharmaceuticals, Inc.*	1,880	62,059

Anacor Pharmaceuticals, Inc.*	2,290	67,349

Applied Genetic Technologies Corp./de#,*	960	19,296

Arena Pharmaceuticals, Inc.#,*	18,410	80,268

Ariad Pharmaceuticals, Inc.#,*	17,040	101,558

Array BioPharma, Inc.#,*	5,963	21,407

Arrowhead Research Corp.#,*	5,400	35,208

Asterias Biotherapeutics, Inc.#,*	294	1,235

Auspex Pharmaceuticals, Inc.#,*	1,250	33,875

Avalanche Biotechnologies, Inc.#,*	770	27,628

BioCryst Pharmaceuticals, Inc.#,*	6,140	71,961

Biotime, Inc.#,*	4,930	16,713

Bluebird Bio, Inc.#,*	1,210	50,808

Celldex Therapeutics, Inc.#,*	7,433	124,503

Cepheid, Inc.*	6,807	360,839

ChemoCentryx, Inc.#,*	1,310	7,362

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

44	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Chimerix, Inc.#,*	2,670	$82,877

Clovis Oncology, Inc.#,*	2,340	139,604

CTI BioPharma Corp.#,*	11,400	27,816

Cytokinetics, Inc.*	2,700	9,909

Cytori Therapeutics, Inc.#,*	13,217	6,860

CytRx Corp.#,*	6,380	18,247

Dendreon Corp.*	13,300	13,027

Durata Therapeutics, Inc.*	1,920	46,138

Dyax Corp.*	12,411	153,524

Dynavax Technologies Corp.*	21,410	35,112

Emergent Biosolutions, Inc.*	2,141	48,429

Enanta Pharmaceuticals, Inc.*	610	26,230

Epizyme, Inc.#,*	1,410	37,407

Esperion Therapeutics, Inc.#,*	1,270	37,147

Exact Sciences Corp.#,*	8,730	210,131

Exelixis, Inc.*	9,082	15,439

Five Prime Therapeutics, Inc.*	2,610	34,034

Foundation Medicine, Inc.#,*	890	23,033

Galectin Therapeutics, Inc.#,*	2,100	11,382

Galena Biopharma, Inc.#,*	10,700	21,935

Genomic Health, Inc.#,*	2,150	78,131

Geron Corp.#,*	7,057	15,737

Halozyme Therapeutics, Inc.#,*	11,561	111,217

Heron Therapeutics, Inc.*	2,400	21,168

Hyperion Therapeutics, Inc.*	1,690	41,067

Idera Pharmaceuticals, Inc.#,*	8,300	21,165

ImmunoGen, Inc.#,*	9,468	87,674

Immunomedics, Inc.#,*	5,690	22,475

Infinity Pharmaceuticals, Inc.*	4,370	59,519

Inovio Pharmaceuticals, Inc.#,*	5,720	64,979

Insmed, Inc.*	3,950	56,050

Insys Therapeutics, Inc.*	735	29,896

Intercept Pharmaceuticals, Inc.*	103	26,614

Intrexon Corp.#,*	3,500	78,120

Ironwood Pharmaceuticals, Inc.*	11,230	157,445

Isis Pharmaceuticals, Inc.#,*	11,842	545,443

Karyopharm Therapeutics, Inc.#,*	1,340	55,047

Keryx Biopharmaceuticals, Inc.#,*	7,790	131,261

Kindred Biosciences, Inc.#,*	1,700	15,589

Kite Pharma, Inc.#,*	840	31,072

KYTHERA Biopharmaceuticals, Inc.*	1,940	68,385

Lexicon Pharmaceuticals, Inc.*	9,060	13,137

Ligand Pharmaceuticals, Inc.*	2,165	119,660

MacroGenics, Inc.*	2,380	50,670

MannKind Corp.#,*	23,307	140,075

Merrimack Pharmaceuticals, Inc.#,*	9,360	85,831

MiMedx Group, Inc.#,*	8,220	83,680

Mirati Therapeutics, Inc.#,*	1,150	19,286

Description	Number of Shares	Value

Momenta Pharmaceuticals, Inc.*	2,030	$22,147

NanoViricides, Inc.#,*	6,080	23,165

NeoStem, Inc.#,*	3,910	20,058

Neuralstem, Inc.#,*	8,180	22,495

Neurocrine Biosciences, Inc.*	7,737	143,289

NewLink Genetics Corp.#,*	2,380	77,707

Northwest Biotherapeutics, Inc.#,*	3,940	20,724

Novavax, Inc.#,*	19,653	110,057

NPS Pharmaceuticals, Inc.*,††	10,432	285,837

Ohr Pharmaceutical, Inc.#,*	2,540	18,415

OncoMed Pharmaceuticals, Inc.#,*	1,300	27,001

Oncothyreon, Inc.*	7,840	14,112

Ophthotech Corp.#,*	720	30,038

Opko Health, Inc.#,*	19,530	163,076

Orexigen Therapeutics, Inc.#,*	10,575	42,935

Organovo Holdings, Inc.#,*	6,110	39,959

Osiris Therapeutics, Inc.#,*	1,764	24,043

Otonomy, Inc.*	1,000	26,350

OvaScience, Inc.*	1,790	34,959

PDL BioPharma, Inc.#	16,766	143,014

Peregrine Pharmaceuticals, Inc.#,*	17,700	28,320

Portola Pharmaceuticals, Inc.*	3,000	85,500

Progenics Pharmaceuticals, Inc.*	5,326	25,725

Prothena Corp. PLC#,*	1,260	27,632

PTC Therapeutics, Inc.#,*	2,270	92,775

Puma Biotechnology, Inc.#,*	2,280	571,368

Raptor Pharmaceutical Corp.#,*	5,790	55,642

Receptos, Inc.*	1,390	144,074

Regulus Therapeutics, Inc.#,*	3,340	66,666

Repligen Corp.*	3,990	100,628

Retrophin, Inc.#,*	1,400	13,552

Rigel Pharmaceuticals, Inc.*	10,671	21,129

Sage Therapeutics, Inc.#,*	750	29,340

Sangamo Biosciences, Inc.#,*	7,965	96,695

Sarepta Therapeutics, Inc.#,*	3,750	60,638

Spectrum Pharmaceuticals, Inc.*	6,220	47,148

Stemline Therapeutics, Inc.*	480	7,387

Sunesis Pharmaceuticals, Inc.*	4,130	7,021

Synageva BioPharma Corp.#,*	2,080	157,539

Synergy Pharmaceuticals, Inc.#,*	10,440	35,809

Synta Pharmaceuticals Corp.#,*	6,050	17,908

TESARO, Inc.#,*	2,350	65,377

Tetraphase Pharmaceuticals, Inc.*	1,770	42,303

TG Therapeutics, Inc.#,*	2,900	31,871

Theravance, Inc.#,*	8,150	130,563

Threshold Pharmaceuticals, Inc.#,*	5,060	14,826

Trius Therapeutics CVR*,††	1,740	—

Ultragenyx Pharmaceutical, Inc.#,*	530	24,915

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	45

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Vanda Pharmaceuticals, Inc.#,*	4,000	$48,040

Verastem, Inc.#,*	1,300	12,337

Versartis, Inc.#,*	950	18,915

Xencor, Inc.*	2,390	25,788

XOMA Corp.#,*	7,450	31,961

ZIOPHARM Oncology, Inc.#,*	7,320	24,302

		$8,448,895

HEALTH CARE EQUIPMENT & SUPPLIES – 3.8%

Abaxis, Inc.	2,321	122,224

ABIOMED, Inc.#,*	3,872	126,963

Accuray, Inc.#,*	8,742	55,337

Analogic Corp.	708	51,642

AngioDynamics, Inc.*	989	16,813

Anika Therapeutics, Inc.*	970	38,936

Antares Pharma, Inc.*	3,040	6,293

AtriCure, Inc.*	2,380	41,507

Atrion Corp.	170	56,102

Cantel Medical Corp.	2,989	126,734

Cardiovascular Systems, Inc.*	2,970	92,070

CONMED Corp.	1,943	81,587

CryoLife, Inc.	1,550	15,903

Cyberonics, Inc.*	2,750	144,375

Cynosure, Inc.*	2,255	57,029

Derma Sciences, Inc.#,*	3,300	30,030

DexCom, Inc.#,*	7,423	333,664

Endologix, Inc.*	5,860	66,804

Exactech, Inc.*	622	13,249

GenMark Diagnostics, Inc.#,*	5,350	60,990

Globus Medical, Inc.*	5,300	117,501

Greatbatch, Inc.*	1,731	86,879

Haemonetics Corp.#,*	2,950	111,274

HeartWare International, Inc.#,*	1,640	126,477

ICU Medical, Inc.*	797	56,507

Insulet Corp.*	4,881	210,713

Integra LifeSciences Holdings Corp.*	1,427	72,934

Invacare Corp.	1,684	26,456

K2M Group Holdings, Inc.#,*	1,780	28,658

LDR Holding Corp.#,*	1,060	36,506

Masimo Corp.	5,531	139,602

Meridian Bioscience, Inc.	3,054	56,621

Merit Medical Systems, Inc.*	2,560	38,784

Natus Medical, Inc.*	2,423	82,382

Navidea Biopharmaceuticals, Inc.*	14,400	19,440

Neogen Corp.*	3,439	150,972

NuVasive, Inc.*	4,080	166,872

NxStage Medical, Inc.*	6,061	91,885

OraSure Technologies, Inc.*	3,017	27,002

Description	Number of Shares	Value

Orthofix International NV*	1,521	$44,641

Oxford Immunotec Global PLC*	1,180	18,219

PhotoMedex, Inc.#,*	670	2,573

Quidel Corp.#,*	2,907	82,995

Rockwell Medical, Inc.#,*	3,150	27,468

RTI Surgical, Inc.*	4,370	22,243

Spectranetics Corp.*	4,028	127,970

Staar Surgical Co.*	4,280	40,960

STERIS Corp.	6,110	377,598

SurModics, Inc.*	1,650	35,723

Symmetry Medical, Inc.*	3,028	29,977

Tandem Diabetes Care, Inc.#,*	920	14,775

Thoratec Corp.*	5,710	155,198

Tornier NV*	1,880	52,546

Unilife Corp.#,*	9,460	34,718

Utah Medical Products, Inc.	300	17,040

Vascular Solutions, Inc.*	2,120	62,349

Volcano Corp.*	3,659	37,029

West Pharmaceutical Services, Inc.	6,190	317,238

Wright Medical Group, Inc.#,*	2,880	91,066

Zeltiq Aesthetics, Inc.#,*	1,960	50,254

		$4,828,297

HEALTH CARE PROVIDERS & SERVICES – 2.9%

Acadia Healthcare Co., Inc.*	3,800	235,790

Addus HomeCare Corp.*	610	12,121

Air Methods Corp.*	4,033	190,479

Almost Family, Inc.	1,148	33,797

Amedisys, Inc.*	1,516	39,568

AMN Healthcare Services, Inc.*	2,908	49,872

Amsurg Corp.*	2,510	135,565

Bio-Reference Labs, Inc.#,*	2,508	75,340

BioScrip, Inc.#,*	4,050	26,163

BioTelemetry, Inc.*	3,700	31,043

Brookdale Senior Living, Inc.*	730	24,608

Capital Senior Living Corp.*	3,018	67,905

Chemed Corp.#	1,935	200,002

Corvel Corp.*	1,170	40,271

Cross Country Healthcare, Inc.*	884	8,548

Ensign Group, Inc.	1,889	73,142

ExamWorks Group, Inc.*	2,960	114,789

Five Star Quality Care, Inc.*	2,940	12,142

Gentiva Health Services, Inc.*	2,977	58,647

Hanger, Inc.*	1,913	45,778

HealthSouth Corp.	8,074	325,624

Healthways, Inc.*	3,750	58,125

HMS Holdings Corp.#,*	9,267	215,272

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

46	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

IPC The Hospitalist Co., Inc.*	1,160	$48,326

Kindred Healthcare, Inc.	2,485	54,049

Landauer, Inc.	1,186	42,447

LHC Group, Inc.*	547	13,319

Magellan Health Services, Inc.*	1,375	83,215

Molina Healthcare, Inc.*	2,742	133,371

MWI Veterinary Supply, Inc.*	1,340	227,338

National Healthcare Corp.	700	42,217

National Research Corp.*	630	10,011

Owens & Minor, Inc.#	3,356	111,822

PharMerica Corp.*	2,479	71,123

Providence Service Corp.*	1,060	46,831

RadNet, Inc.*	3,730	34,689

Select Medical Holdings Corp.	5,450	78,589

Skilled Healthcare Group, Inc.*	1,199	8,309

Team Health Holdings, Inc.*	6,890	430,901

Triple-S Management Corp.*	941	20,834

U.S. Physical Therapy, Inc.	1,202	51,866

Universal American Corp.	3,043	28,361

WellCare Health Plans, Inc.*	2,340	158,816

		$3,771,025

HEALTH CARE TECHNOLOGY – 0.5%

athenahealth, Inc.#,*	185	22,662

Castlight Health, Inc.*	1,760	22,018

Computer Programs & Systems, Inc.	873	54,982

HealthStream, Inc.*	1,630	50,465

MedAssets, Inc.*	5,379	116,509

Medidata Solutions, Inc.*	4,300	193,973

Merge Healthcare, Inc.*	6,830	18,783

Omnicell, Inc.*	3,098	100,096

Quality Systems, Inc.	5,556	83,951

Vocera Communications, Inc.*	2,700	27,945

		$691,384

LIFE SCIENCES TOOLS & SERVICES – 0.6%

Accelerate Diagnostics, Inc.#,*	2,392	51,954

Affymetrix, Inc.#,*	3,474	31,301

Albany Molecular Research, Inc.#,*	1,610	37,449

Cambrex Corp.*	3,584	75,551

Fluidigm Corp.*	3,040	88,160

Luminex Corp.*	4,358	82,802

NanoString Technologies, Inc.#,*	1,800	19,170

Pacific Biosciences of California, Inc.*	5,490	36,014

PAREXEL International Corp.*	5,649	306,797

Sequenom, Inc.#,*	14,972	48,958

		$778,156

PHARMACEUTICALS – 2.0%

AcelRx Pharmaceuticals, Inc.#,*	1,790	11,868

Description	Number of Shares	Value

Aerie Pharmaceuticals, Inc.*	1,370	$34,551

Akorn, Inc.*	6,660	296,703

Alimera Sciences, Inc.*	4,740	27,018

Ampio Pharmaceuticals, Inc.#,*	6,420	24,910

ANI Pharmaceuticals, Inc.*	740	25,130

Aratana Therapeutics, Inc.*	3,550	39,760

Auxilium Pharmaceuticals, Inc.#,*	4,971	159,917

AVANIR Pharmaceuticals, Inc.*	16,460	212,992

BioDelivery Sciences International, Inc.#,*	4,700	81,780

Bio-Path Holdings, Inc.#,*	8,740	25,521

Catalent, Inc.*	4,080	106,202

Cempra, Inc.#,*	1,500	20,400

Chelsea Therapeutics International Ltd. -

CVR††	9,820	786

ContraVir Pharmaceuticals, Inc.#,*	656	846

Corcept Therapeutics, Inc.#,*	8,370	27,202

Depomed, Inc.*	5,000	77,000

Endocyte, Inc.#,*	3,580	21,426

Furiex Pharmaceuticals CVR††	710	6,937

Horizon Pharma PLC#	6,480	83,851

Impax Laboratories, Inc.*	4,830	139,925

Lannett Co., Inc.*	2,310	131,023

Medicines Co.*	5,319	134,677

Nektar Therapeutics*	9,672	133,377

Omeros Corp.#,*	2,690	44,573

Pacira Pharmaceuticals, Inc.#,*	3,450	320,229

Pain Therapeutics, Inc.*	5,540	9,640

Pernix Therapeutics Holdings*	1,740	16,965

Phibro Animal Health Corp.*	1,450	37,584

Pozen, Inc.*	725	6,576

Relypsa, Inc.#,*	2,290	47,105

Repros Therapeutics, Inc.#,*	1,950	12,363

Revance Therapeutics, Inc.*	750	15,120

Sagent Pharmaceuticals, Inc.*	1,210	38,284

Sciclone Pharmaceuticals, Inc.*	2,900	22,156

Sucampo Pharmaceuticals, Inc.#,*	852	7,344

Supernus Pharmaceuticals, Inc.*	3,500	28,105

TherapeuticsMD, Inc.#,*	9,780	43,423

Theravance Biopharma, Inc.*	1,920	35,136

VIVUS, Inc.#,*	6,370	21,594

XenoPort, Inc.*	2,584	17,520

Zogenix, Inc.*	10,000	12,700

ZS Pharma, Inc.#,*	620	23,324

		$2,583,543

TOTAL HEALTH CARE		$21,101,300

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	47

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

INDUSTRIALS – 14.8%

AEROSPACE & DEFENSE – 1.6%

AAR Corp.	2,266	$60,049

Aerovironment, Inc.*	1,674	51,308

American Science & Engineering, Inc.	694	38,378

Astronics Corp.*	1,632	84,524

Cubic Corp.	128	6,175

Curtiss-Wright Corp.	2,506	173,440

DigitalGlobe, Inc.*	3,127	89,401

Ducommun, Inc.*	760	20,072

Engility Holdings, Inc.*	1,190	51,408

Erickson, Inc.#,*	1,710	24,008

Esterline Technologies Corp.*	1,797	210,447

GenCorp., Inc.*	6,469	109,714

HEICO Corp.	6,636	359,937

KEYW Holding Corp.#,*	3,500	35,525

Kratos Defense & Security Solutions, Inc.*	3,161	22,032

LMI Aerospace, Inc.*	657	8,659

Moog, Inc.*	2,616	200,229

National Presto Industries, Inc.#	312	19,675

Orbital Sciences Corp.*	2,951	77,611

Sparton Corp.*	940	25,474

Taser International, Inc.#,*	4,541	85,552

Teledyne Technologies, Inc.*	2,604	269,853

		$2,023,471

AIR FREIGHT & LOGISTICS – 0.5%

Air Transport Services Group, Inc.*	2,530	20,695

Atlas Air Worldwide Holdings, Inc.*	724	26,730

Echo Global Logistics, Inc.*	1,770	46,250

Forward Air Corp.	3,061	146,530

Hub Group, Inc.*	3,392	123,096

Park-Ohio Holdings Corp.	800	42,488

UTi Worldwide, Inc.	2,270	24,811

XPO Logistics, Inc.#,*	3,782	150,977

		$581,577

AIRLINES – 0.4%

Allegiant Travel Co.	1,464	195,400

Hawaiian Holdings, Inc.#,*	2,443	42,362

JetBlue Airways Corp.#,*	15,804	182,378

Republic Airways Holdings, Inc.*	3,621	45,335

SkyWest, Inc.	293	3,375

Spirit Airlines, Inc.*	274	20,032

		$488,882

BUILDING PRODUCTS – 0.9%

AAON, Inc.	3,910	76,831

Description	Number of Shares	Value

Advanced Drainage Systems, Inc.*	1,160	$25,334

Ameresco, Inc.#,*	770	6,345

American Woodmark Corp.*	1,375	56,251

Apogee Enterprises, Inc.	2,740	120,286

Builders FirstSource, Inc.#,*	5,290	31,370

Continental Building Products, Inc.*	1,520	22,405

Gibraltar Industries, Inc.*	2,030	30,957

Griffon Corp.	2,619	32,188

Insteel Industries, Inc.	2,540	60,554

Masonite International Corp.#,*	1,930	104,336

NCI Building Systems, Inc.*	3,162	62,829

Nortek, Inc.#,*	1,000	83,280

Patrick Industries, Inc.*	630	26,914

PGT, Inc.*	3,830	36,021

Ply Gem Holdings, Inc.*	800	9,080

Quanex Building Products Corp.	1,963	39,299

Simpson Manufacturing Co., Inc.	2,711	89,680

Stock Building Supply Holdings, Inc.*	1,260	19,769

Trex Co., Inc.*	3,298	141,814

Universal Forest Products, Inc.	1,206	60,264

USG Corp.#,*	705	18,936

		$1,154,743

COMMERCIAL SERVICES & SUPPLIES – 2.4%

ABM Industries, Inc.	3,249	89,802

ACCO Brands Corp.*	2,020	16,625

ARC Document Solutions, Inc.*	1,068	10,840

Brink’s Co.	2,570	53,970

Casella Waste Systems, Inc.*	1,130	5,085

Ceco Environmental Corp.#	1,051	15,050

Cenveo, Inc.*	593	1,352

Civeo Corp.	5,280	64,363

Deluxe Corp.	4,015	244,112

Encore Capital Group, Inc.*	2,215	100,805

EnerNOC, Inc.*	1,694	25,020

Ennis, Inc.	1,079	16,002

G&K Services, Inc.	1,174	74,044

Healthcare Services Group, Inc.	6,915	205,929

Heritage-Crystal Clean, Inc.*	550	9,977

Herman Miller, Inc.	5,375	172,000

HNI Corp.	4,063	189,539

InnerWorkings, Inc.*	3,370	30,600

Interface, Inc.	6,755	108,283

Kimball International, Inc.	2,450	44,051

Knoll, Inc.	4,842	96,307

McGrath RentCorp	1,400	51,142

Mobile Mini, Inc.	2,208	96,777

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

48	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

MSA Safety, Inc.	3,203	$184,076

Multi-Color Corp.	701	34,559

NL Industries, Inc.	42	306

Performant Financial Corp.*	3,580	30,895

Portfolio Recovery Associates, Inc.*	4,967	314,163

Quad/Graphics, Inc.	1,270	28,004

SP Plus Corp.*	1,718	37,487

Steelcase, Inc.	7,640	135,381

Sykes Enterprises, Inc.*	2,282	49,154

Team, Inc.#,*	1,914	80,656

Tetra Tech, Inc.*	3,594	96,355

UniFirst Corp.	848	94,603

United Stationers, Inc.	2,038	85,127

US Ecology, Inc.	1,664	83,666

Viad Corp.	1,055	26,913

West Corp.	1,040	33,280

		$3,036,300

CONSTRUCTION & ENGINEERING – 0.7%

Aegion Corp.*	2,473	45,305

Argan, Inc.	810	28,196

Comfort Systems USA, Inc.	2,191	33,654

Dycom Industries, Inc.*	3,207	100,668

EMCOR Group, Inc.	3,652	161,163

Furmanite Corp.*	2,481	18,558

Granite Construction, Inc.	2,110	77,880

Great Lakes Dredge & Dock Corp.	4,706	32,895

Layne Christensen Co.#,*	520	3,744

MasTec, Inc.*	5,354	153,339

MYR Group, Inc.*	1,100	28,534

Northwest Pipe Co.*	501	17,926

Orion Marine Group, Inc.*	1,648	18,062

Pike Electric Corp.	1,200	14,328

Primoris Services Corp.	3,300	94,776

Sterling Construction Co., Inc.*	1,705	15,038

Tutor Perini Corp.*	2,661	74,535

		$918,601

ELECTRICAL EQUIPMENT – 1.4%

Acuity Brands, Inc.	185	25,795

AZZ, Inc.	2,454	114,749

Belden, Inc.	4,134	294,299

Brady Corp.	2,579	61,483

Capstone Turbine Corp.*	25,640	25,640

Encore Wire Corp.	1,217	46,173

EnerSys, Inc.	3,127	196,376

Enphase Energy, Inc.#,*	2,220	33,344

Franklin Electric Co., Inc.	5,112	190,882

Description	Number of Shares	Value

FuelCell Energy, Inc.#,*	23,764	$48,003

Generac Holdings, Inc.#	6,660	301,964

Global Power Equipment Group, Inc.	1,070	14,584

GrafTech International Ltd.*	7,260	31,145

II-VI, Inc.*	954	12,869

LSI Industries, Inc.	1,963	14,055

Plug Power, Inc.#,*	9,060	42,673

Polypore International, Inc.#,*	4,770	209,498

Powell Industries, Inc.	369	16,801

Power Solutions International, Inc.#,*	310	20,305

PowerSecure International, Inc.*	2,160	24,127

Preformed Line Products Co.	194	11,056

Revolution Lighting Technologies, Inc.#,*	2,690	4,654

Thermon Group Holdings, Inc.*	2,710	66,043

Vicor Corp.*	689	9,377

		$1,815,895

INDUSTRIAL CONGLOMERATES – 0.2%

McDermott International, Inc.#,*	13,100	50,304

Raven Industries, Inc.	3,622	91,818

Seaboard Corp.	17	52,239

Standex International Corp.	988	85,215

		$279,576

MACHINERY – 3.4%

Accuride Corp.*	6,660	32,101

Actuant Corp.	3,930	124,542

Alamo Group, Inc.	599	25,661

Albany International Corp.	1,740	65,737

Altra Holdings, Inc.	2,573	81,101

American Railcar Industries, Inc.#	949	62,454

Ampco-Pittsburgh Corp.	556	12,115

Astec Industries, Inc.	1,291	48,942

Barnes Group, Inc.	2,615	95,604

Blount International, Inc.*	4,370	66,905

Briggs & Stratton Corp.	2,318	46,847

Chart Industries, Inc.*	2,099	97,708

CIRCOR International, Inc.	1,788	134,368

CLARCOR, Inc.	5,128	343,371

Columbus McKinnon Corp.*	1,605	45,662

Commercial Vehicle Group, Inc.*	1,480	9,694

Douglas Dynamics, Inc.	1,430	29,644

Dynamic Materials Corp.	675	12,292

Energy Recovery, Inc.*	2,459	11,262

EnPro Industries, Inc.*	1,877	121,123

ESCO Technologies, Inc.	1,392	52,924

ExOne Co.#,*	1,640	40,295

Federal Signal Corp.*	4,629	65,732

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	49

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

FreightCar America, Inc.	1,033	$34,058

Global Brass & Copper Holdings, Inc.	910	12,740

Gorman-Rupp Co.	1,537	48,784

Graham Corp.	1,345	45,057

Greenbrier Cos., Inc.#,*	2,780	173,861

Harsco Corp.	7,810	169,321

Hurco Cos., Inc.	510	19,650

Hyster-Yale Materials Handling, Inc.	796	62,478

Hyster-Yale Materials Handling, Inc.††	216	16,954

John Bean Technologies Corp.	2,890	86,613

Kadant, Inc.	714	29,517

LB Foster Co.	606	32,779

Lindsay Corp.#	1,228	107,696

Lydall, Inc.*	580	17,939

Manitex International, Inc.*	1,410	16,116

Meritor, Inc.*	8,420	96,746

Middleby Corp.*	32	2,832

Miller Industries, Inc.	460	9,094

Mueller Industries, Inc.	5,332	173,077

Mueller Water Products, Inc.	14,310	141,240

NN, Inc.	1,760	44,000

Omega Flex, Inc.	150	3,993

Proto Labs, Inc.#,*	2,040	133,355

RBC Bearings, Inc.*	2,487	151,085

Rexnord Corp.*	7,190	212,465

Sun Hydraulics Corp.	2,037	81,093

Tennant Co.	1,751	129,101

Titan International, Inc.#	3,425	36,168

Trimas Corp.*	4,340	137,404

Twin Disc, Inc.	493	12,828

Wabash National Corp.*	5,640	58,092

Watts Water Technologies, Inc.	2,004	121,503

Woodward, Inc.	5,941	304,239

Xerium Technologies, Inc.*	1,600	23,872

		$4,371,834

MARINE – 0.1%

International Shipholding Corp.	755	15,130

Matson, Inc.	3,040	86,610

Navios Maritime Holdings, Inc.#	4,400	25,916

Scorpio Bulkers, Inc.*	4,470	21,858

		$149,514

PROFESSIONAL SERVICES – 1.5%

Acacia Research Corp.#	1,410	25,380

Advisory Board Co.*	2,546	136,644

Barrett Business Services, Inc.	220	5,172

CBIZ, Inc.*	2,967	27,385

CDI Corp.	1,603	27,556

Description	Number of Shares	Value

Corporate Executive Board Co.	3,430	$252,791

CRA International, Inc.*	717	21,510

Exponent, Inc.	1,237	98,737

Franklin Covey Co.*	350	6,863

FTI Consulting, Inc.*	2,450	98,931

GP Strategies Corp.*	1,510	50,072

Heidrick & Struggles International, Inc.	1,080	22,486

Huron Consulting Group, Inc.*	1,602	111,515

ICF International, Inc.*	1,047	38,048

Insperity, Inc.	2,241	70,726

Kelly Services, Inc.	917	16,167

Kforce, Inc.	2,533	58,639

Korn/Ferry International*	3,654	102,056

Mistras Group, Inc.*	2,080	34,299

Navigant Consulting, Inc.*	3,602	55,435

On Assignment, Inc.*	5,195	151,175

Pendrell Corp.*	18,990	31,713

Resources Connection, Inc.	2,635	40,763

RPX Corp.*	2,140	30,067

Science Applications International Corp.	2,830	138,415

TriNet Group, Inc.*	1,090	32,613

TrueBlue, Inc.*	3,941	97,422

VSE Corp.	336	20,254

WageWorks, Inc.*	3,270	186,423

		$1,989,257

ROAD & RAIL – 0.7%

ArcBest Corp.	2,356	91,177

Celadon Group, Inc.	1,638	31,875

Heartland Express, Inc.	4,288	107,800

Knight Transportation, Inc.	5,177	151,479

Marten Transport Ltd.	1,078	21,150

Patriot Transportation Holding, Inc.*	250	10,590

Quality Distribution, Inc.*	1,090	14,126

Roadrunner Transportation Systems, Inc.*	1,620	33,388

Saia, Inc.*	2,513	123,187

Swift Transportation Co.*	7,670	189,449

Universal Truckload Services, Inc.	380	10,002

Werner Enterprises, Inc.	2,961	81,546

YRC Worldwide, Inc.#,*	1,880	40,307

		$906,076

TRADING COMPANIES & DISTRIBUTORS – 1.0%

Aceto Corp.	1,663	37,817

Aircastle Ltd.	4,585	87,482

Applied Industrial Technologies, Inc.	3,080	150,335

Beacon Roofing Supply, Inc.*	2,714	75,096

CAI International, Inc.*	940	19,787

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

50	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

DXP Enterprises, Inc.*	1,280	$84,851

H&E Equipment Services, Inc.	2,995	111,983

Houston Wire & Cable Co.	1,199	16,258

Kaman Corp.	2,622	112,903

Rush Enterprises, Inc.*	2,990	113,919

TAL International Group, Inc.#	2,339	100,881

Textainer Group Holdings Ltd.	1,344	46,287

Titan Machinery, Inc.#,*	1,470	20,227

Watsco, Inc.	2,383	242,160

		$1,219,986

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Wesco Aircraft Holdings, Inc.#,*	2,010	35,678

TOTAL INDUSTRIALS		$18,971,390

INFORMATION TECHNOLOGY – 19.7%

COMMUNICATIONS EQUIPMENT – 2.0%

ADTRAN, Inc.	4,531	96,103

Alliance Fiber Optic Products, Inc.#	850	10,973

Applied Optoelectronics, Inc.*	2,320	37,445

Aruba Networks, Inc.*	10,415	224,756

Bel Fuse, Inc.	1,217	34,429

Black Box Corp.	1,078	23,705

CalAmp Corp.*	3,390	65,359

Calix, Inc.*	2,114	22,852

Ciena Corp.*	10,320	172,963

Clearfield, Inc.#,*	1,450	21,286

Comtech Telecommunications Corp.	1,219	46,407

CyrusOne, Inc.	1,240	33,864

Digi International, Inc.*	812	6,723

Emulex Corp.*	3,130	17,716

Extreme Networks*	11,266	40,445

Finisar Corp.#,*	9,310	155,663

Harmonic, Inc.*	4,982	33,230

Infinera Corp.#,*	9,956	144,661

InterDigital, Inc.	3,818	188,724

Ixia*	1,885	18,153

KVH Industries, Inc.*	690	8,915

Loral Space & Communications, Inc.	1,261	96,467

NETGEAR, Inc.*	2,427	82,615

Numerex Corp.*	770	10,041

Oclaro, Inc.#,*	11,680	18,338

Oplink Communications, Inc.*	811	16,909

Parkervision, Inc.#,*	11,130	14,580

Plantronics, Inc.	3,736	193,786

Polycom, Inc.*	9,600	125,568

Procera Networks, Inc.#,*	1,760	13,182

Ruckus Wireless, Inc.*	7,550	97,999

Description	Number of Shares	Value

ShoreTel, Inc.*	7,190	$58,167

Sonus Networks, Inc.*	22,430	77,832

Tessco Technologies, Inc.	620	19,685

Ubiquiti Networks, Inc.#	2,930	104,806

ViaSat, Inc.#,*	3,892	243,795

		$2,578,142

COMPUTERS & PERIPHERALS – 0.7%

Cray, Inc.#,*	3,330	115,418

Datalink Corp.*	1,130	14,294

Dot Hill Systems Corp.#,*	5,680	22,436

Eastman Kodak Co.#,*	1,050	22,648

Electronics For Imaging, Inc.*	4,068	185,989

Immersion Corp.*	2,027	17,067

Intevac, Inc.#,*	3,070	22,718

Nimble Storage, Inc.#,*	1,160	31,738

QLogic Corp.*	3,860	45,587

Quantum Corp.*	29,040	37,171

Silicon Graphics International Corp.#,*	4,930	42,792

Super Micro Computer, Inc.*	2,768	88,465

Synaptics, Inc.*	3,453	236,289

Violin Memory, Inc.#,*	9,920	48,013

		$930,625

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.6%

Agilysys, Inc.*	1,540	17,402

Anixter International, Inc.*	2,135	181,838

Audience, Inc.*	1,230	4,588

Badger Meter, Inc.	1,378	78,436

Benchmark Electronics, Inc.*	2,670	63,332

Checkpoint Systems, Inc.*	1,693	22,449

Cognex Corp.	9,080	359,205

Coherent, Inc.	1,574	102,546

Control4 Corp.#,*	1,750	27,142

CTS Corp.	2,338	43,019

CUI Global, Inc.*	3,180	26,012

Daktronics, Inc.	3,008	40,036

DTS, Inc.*	1,787	53,217

Electro Rent Corp.	824	12,558

Electro Scientific Industries, Inc.	1,343	9,535

Fabrinet*	2,310	42,065

FARO Technologies, Inc.*	1,693	94,808

FEI Co.	4,162	350,773

GSI Group, Inc.*	2,140	27,499

Insight Enterprises, Inc.*	2,730	62,107

InvenSense, Inc.#,*	7,960	129,032

Itron, Inc.*	2,070	80,585

Kemet Corp.*	3,580	17,184

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	51

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Littelfuse, Inc.	2,225	$217,027

Maxwell Technologies, Inc.#,*	3,138	36,589

Mercury Systems, Inc.*	2,865	40,053

Mesa Laboratories, Inc.	210	16,038

Methode Electronics, Inc.	3,227	127,079

MTS Systems Corp.	1,550	102,316

Multi-Fineline Electronix, Inc.*	653	6,628

Newport Corp.*	2,832	50,664

OSI Systems, Inc.*	1,529	108,376

Park Electrochemical Corp.	1,152	29,722

PC Connection, Inc.	319	7,608

Plexus Corp.*	1,798	74,347

RealD, Inc.#,*	4,730	53,544

Rofin-Sinar Technologies, Inc.*	1,723	38,578

Rogers Corp.*	992	67,823

Sanmina Corp.*	5,090	127,606

ScanSource, Inc.*	1,541	58,835

Speed Commerce, Inc.*	5,240	15,563

SYNNEX Corp.*	1,802	124,662

TTM Technologies, Inc.*	2,379	16,439

Universal Display Corp.#,*	4,277	133,785

Viasystems Group, Inc.*	20	317

Vishay Precision Group, Inc.*	480	8,155

		$3,307,122

INTERNET SOFTWARE & SERVICES – 2.9%

Angie’s List, Inc.#,*	3,720	25,928

Bankrate, Inc.*	4,240	46,046

Bazaarvoice, Inc.#,*	3,220	23,989

Benefitfocus, Inc.#,*	590	16,349

Blucora, Inc.*	1,334	22,611

Brightcove, Inc.*	920	5,897

Carbonite, Inc.*	1,390	15,207

Care.com, Inc.#,*	2,060	17,098

ChannelAdvisor Corp.#,*	2,070	28,752

comScore, Inc.*	3,345	140,958

Constant Contact, Inc.*	3,373	119,269

Conversant, Inc.*	7,069	249,182

Cornerstone OnDemand, Inc.#,*	5,090	184,614

CoStar Group, Inc.*	163	26,258

Cvent, Inc.#,*	580	15,045

DealerTrack Holdings, Inc.*	4,988	234,685

Demand Media, Inc.*	296	2,084

Demandware, Inc.*	2,910	174,454

Dice Holdings, Inc.*	2,050	20,438

Digital River, Inc.*	2,061	52,700

E2open, Inc.#,*	2,910	16,994

Description	Number of Shares	Value

EarthLink Holdings Corp.	4,880	$17,470

Endurance International Group Holdings, Inc.#,*	1,940	32,243

Envestnet, Inc.*	3,040	135,037

Everyday Health, Inc.#,*	1,490	20,368

Global Eagle Entertainment, Inc.#,*	2,000	24,460

Gogo, Inc.#,*	6,890	114,443

GrubHub, Inc.#,*	910	33,088

GTT Communications, Inc.*	2,600	33,748

Internap Network Services Corp.*	905	7,249

IntraLinks Holdings, Inc.*	1,670	14,429

j2 Global, Inc.#	4,185	226,367

Limelight Networks, Inc.*	4,342	10,594

Liquidity Services, Inc.#,*	580	7,412

LivePerson, Inc.*	6,830	98,352

LogMeIn, Inc.*	2,380	114,359

Marchex, Inc.	4,225	16,182

Marin Software, Inc.#,*	2,570	23,002

Marketo, Inc.#,*	2,980	96,165

Millennial Media, Inc.#,*	9,330	19,127

Monster Worldwide, Inc.*	6,150	23,739

Move, Inc.*	3,820	80,029

NIC, Inc.	3,783	69,721

Perficient, Inc.*	2,246	37,239

Q2 Holdings, Inc.#,*	1,840	27,766

QuinStreet, Inc.*	1,450	5,873

RealNetworks, Inc.*	719	4,961

Reis, Inc.*	1,290	30,186

Rightside Group Ltd.*	296	2,803

Rocket Fuel, Inc.#,*	2,580	40,300

SciQuest, Inc.*	3,770	56,211

SPS Commerce, Inc.*	1,390	81,037

Stamps.com, Inc.*	450	16,605

TechTarget, Inc.*	1,335	12,736

Textura Corp.#,*	2,040	54,346

Travelzoo, Inc.*	900	11,781

Tremor Video, Inc.#,*	2,240	5,264

Trulia, Inc.#,*	3,818	178,110

Unwired Planet, Inc.*	6,333	9,816

VistaPrint NV#,*	2,680	179,185

Web.com Group, Inc.*	4,840	99,365

WebMD Health Corp.#,*	3,850	164,318

Wix.Com Ltd.*	890	15,121

XO Group, Inc.*	2,034	25,893

Xoom Corp.*	3,280	49,528

Yelp, Inc.#,*	221	13,260

Zix Corp.*	9,150	30,195

		$3,808,041

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

52	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

IT SERVICES – 2.6%

Acxiom Corp.*	3,641	$68,596

Blackhawk Network Holdings, Inc.#,*	2,040	70,502

CACI International, Inc.*	1,473	121,213

Cardtronics, Inc.*	4,370	167,764

Cass Information Systems, Inc.	1,018	48,396

CIBER, Inc.*	3,842	12,563

Computer Task Group, Inc.	1,430	12,584

Convergys Corp.#	5,840	117,793

CSG Systems International, Inc.	3,000	79,530

EPAM Systems, Inc.*	3,060	146,084

Euronet Worldwide, Inc.*	5,166	277,259

EVERTEC, Inc.	3,270	74,229

ExlService Holdings, Inc.*	2,325	65,077

Forrester Research, Inc.	1,335	53,774

Global Cash Access Holdings, Inc.*	2,961	21,586

Hackett Group, Inc.	1,523	10,676

Heartland Payment Systems, Inc.	3,939	203,449

Higher One Holdings, Inc.*	3,830	9,843

iGATE Corp.*	4,018	148,867

Information Services Group, Inc.*	5,200	21,996

Lionbridge Technologies, Inc.*	7,710	37,239

Luxoft Holding, Inc.#	810	32,392

ManTech International Corp.	1,571	44,239

MAXIMUS, Inc.	6,828	330,885

ModusLink Global Solutions, Inc.#,*	1,459	5,107

MoneyGram International, Inc.*	1,507	12,960

NeuStar, Inc.#,*	5,630	148,688

PRGX Global, Inc.*	1,750	9,258

Sapient Corp.*	11,770	203,856

Syntel, Inc.	1,505	130,348

TeleTech Holdings, Inc.*	1,218	31,437

Unisys Corp.*	4,121	105,662

Virtusa Corp.*	2,659	108,966

WEX, Inc.*	3,966	450,379

		$3,383,197

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.8%

Advanced Energy Industries, Inc.*	3,282	64,918

Alpha & Omega Semiconductor Ltd.*	1,770	16,408

Ambarella, Inc.#,*	3,150	139,514

Amkor Technology, Inc.*	6,054	41,046

Applied Micro Circuits Corp.#,*	7,114	46,028

Axcelis Technologies, Inc.*	11,400	24,852

Brooks Automation, Inc.	4,644	57,261

Cabot Microelectronics Corp.*	2,191	105,672

Cavium, Inc.#,*	5,344	274,201

Description	Number of Shares	Value

Ceva, Inc.*	22	$359

Cirrus Logic, Inc.*	4,300	82,990

Cohu, Inc.	2,163	22,063

Cypress Semiconductor Corp.#	16,040	158,956

Diodes, Inc.*	3,335	86,143

DSP Group, Inc.*	1,625	15,746

Entegris, Inc.#,*	10,650	144,627

Entropic Communications, Inc.*	11,340	28,350

Exar Corp.*	3,780	36,099

Fairchild Semiconductor International, Inc.*	7,400	113,590

FormFactor, Inc.*	2,571	20,491

GT Advanced Technologies, Inc.*	13,754	8,321

Inphi Corp.*	3,390	52,477

Integrated Device Technology, Inc.*	10,040	164,756

Integrated Silicon Solution, Inc.*	2,410	32,728

International Rectifier Corp.*	4,000	159,080

Intersil Corp.	6,780	90,106

IXYS Corp.	1,532	17,878

Kopin Corp.*	3,008	11,430

Lattice Semiconductor Corp.*	11,610	77,903

M/A-COM Technology Solutions Holdings, Inc.*	1,040	22,870

MaxLinear, Inc.*	1,840	13,046

Micrel, Inc.	5,246	63,686

Microsemi Corp.#,*	8,632	225,036

MKS Instruments, Inc.	2,859	104,068

Monolithic Power Systems, Inc.	3,487	154,091

Nanometrics, Inc.*	2,670	36,152

NVE Corp.*	299	21,432

OmniVision Technologies, Inc.*	3,381	90,543

PDF Solutions, Inc.*	2,690	34,889

Peregrine Semiconductor Corp.*	1,490	18,521

Pericom Semiconductor Corp.*	513	5,607

Photronics, Inc.*	2,660	23,913

PMC - Sierra, Inc.#,*	14,870	115,837

Power Integrations, Inc.	3,124	157,325

QuickLogic Corp.*	5,730	16,502

Rambus, Inc.*	10,630	121,714

RF Micro Devices, Inc.#,*	26,650	346,717

Rubicon Technology, Inc.#,*	3,692	16,356

Rudolph Technologies, Inc.*	2,417	21,221

Semtech Corp.*	6,400	162,432

Silicon Image, Inc.*	6,775	36,314

Silicon Laboratories, Inc.*	4,170	190,110

Spansion, Inc.*	5,380	110,720

Tessera Technologies, Inc.	3,966	120,527

TriQuint Semiconductor, Inc.*	16,135	349,000

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	53

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Ultra Clean Holdings*	470	$4,127

Ultratech, Inc.*	1,511	28,905

Veeco Instruments, Inc.#,*	2,580	92,854

Xcerra Corp.*	4,693	39,844

		$4,838,352

SOFTWARE – 5.1%

A10 Networks, Inc.*	2,120	9,328

ACI Worldwide, Inc.*	11,092	213,410

Actuate Corp.*	2,873	12,325

Advent Software, Inc.	4,924	170,173

American Software, Inc.	3,494	33,752

Aspen Technology, Inc.*	9,370	346,034

AVG Technologies NV*	4,000	71,680

Barracuda Networks, Inc.*	780	25,077

Blackbaud, Inc.	4,222	187,879

Bottomline Technologies, Inc.*	3,807	95,518

BroadSoft, Inc.*	2,580	59,082

Callidus Software, Inc.*	3,920	55,233

CommVault Systems, Inc.*	4,071	180,508

Compuware Corp.	10,070	102,210

Comverse, Inc.*	2,593	56,527

Covisint Corp.*	1,412	4,081

Cyan, Inc.#,*	7,390	23,278

Digimarc Corp.	1,130	32,759

Ebix, Inc.#	1,668	24,603

Ellie Mae, Inc.#,*	2,680	102,858

EPIQ Systems, Inc.	1,991	31,936

ePlus, Inc.	210	12,825

Fair Isaac Corp.	3,314	206,462

Fleetmatics Group PLC#,*	3,760	139,646

Gigamon, Inc.#,*	2,250	33,615

Glu Mobile, Inc.#,*	7,070	27,361

Guidance Software, Inc.*	680	4,576

Guidewire Software, Inc.#,*	6,910	345,085

Imperva, Inc.#,*	1,700	69,649

Infoblox, Inc.*	4,120	66,497

Interactive Intelligence Group, Inc.*	1,423	68,674

Jive Software, Inc.#,*	5,620	34,338

Kofax Ltd.*	7,300	46,355

Manhattan Associates, Inc.*	7,730	310,050

Mentor Graphics Corp.	5,768	122,224

MicroStrategy, Inc.*	929	149,458

Model N, Inc.*	3,970	38,708

Monotype Imaging Holdings, Inc.	3,558	101,794

Netscout Systems, Inc.*	3,391	124,992

Pegasystems, Inc.	3,638	78,835

Progress Software Corp.*	3,634	94,121

Description	Number of Shares	Value

Proofpoint, Inc.#,*	3,890	$171,316

PROS Holdings, Inc.*	846	23,671

QAD, Inc.#	607	13,057

QLIK Technologies, Inc.*	6,270	177,755

Qualys, Inc.*	2,060	66,085

Rally Software Development Corp.*	630	6,439

RealPage, Inc.#,*	5,560	110,477

Rosetta Stone, Inc.*	750	7,178

Sapiens International Corp.	120	950

Seachange International, Inc.*	1,480	10,005

Silver Spring Networks, Inc.#,*	4,940	47,325

SS&C Technologies Holdings, Inc.*	5,960	287,987

Synchronoss Technologies, Inc.*	3,389	175,110

Take-Two Interactive Software, Inc.*	5,511	145,766

Tangoe, Inc.*	1,870	27,433

TeleCommunication Systems, Inc.*	7,060	20,333

Telenav, Inc.*	770	5,559

TiVo, Inc.*	7,510	98,006

Tyler Technologies, Inc.*	3,199	358,032

Ultimate Software Group, Inc.*	2,617	393,885

Varonis Systems, Inc.#,*	1,040	20,259

VASCO Data Security International, Inc.*	3,445	87,227

Verint Systems, Inc.*	5,507	316,597

VirnetX Holding Corp.#,*	3,970	23,304

Vringo, Inc.#,*	5,130	5,284

Zendesk, Inc.#,*	1,500	39,000

		$6,551,556

TOTAL INFORMATION TECHNOLOGY		$25,397,035

MATERIALS – 4.7%

CHEMICALS – 2.3%

A Schulman, Inc.	1,898	67,208

American Vanguard Corp.	794	9,163

Axiall Corp.	3,830	154,349

Balchem Corp.	2,850	184,395

Calgon Carbon Corp.*	5,111	107,484

Chase Corp.	760	27,261

Chemtura Corp.*	8,910	207,514

Ferro Corp.*	6,902	90,554

Flotek Industries, Inc.*	5,220	115,675

FutureFuel Corp.	620	8,258

H.B. Fuller Co.	5,409	227,016

Hawkins, Inc.	940	36,199

Innophos Holdings, Inc.	1,665	94,905

Innospec, Inc.	1,490	60,151

Intrepid Potash, Inc.#	2,220	29,859

KMG Chemicals, Inc.	770	13,629

Koppers Holdings, Inc.	2,244	88,593

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

54	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Kraton Performance Polymers, Inc.*	2,140	$38,285

Kronos Worldwide, Inc.	1,680	22,579

Landec Corp.*	2,617	32,948

LSB Industries, Inc.*	1,331	49,952

Marrone Bio Innovations, Inc.#,*	1,060	2,777

Minerals Technologies, Inc.	1,730	132,708

Olin Corp.	5,105	123,745

OM Group, Inc.	1,506	39,201

OMNOVA Solutions, Inc.*	4,500	31,635

PolyOne Corp.	9,812	363,142

Quaker Chemical Corp.	1,202	98,660

Senomyx, Inc.#,*	3,990	31,601

Sensient Technologies Corp.	2,622	155,170

Stepan Co.	1,568	69,431

Taminco Corp.*	800	20,712

Trecora Resources*	1,710	22,487

Tredegar Corp.	1,810	34,426

Tronox Ltd.	3,070	74,233

Zep, Inc.	1,904	30,578

		$2,896,483

CONSTRUCTION MATERIALS – 0.1%

Headwaters, Inc.*	7,855	99,758

United States Lime & Minerals, Inc.	246	17,247

US Concrete, Inc.*	1,020	25,194

		$142,199

CONTAINERS & PACKAGING – 0.4%

AEP Industries, Inc.*	517	23,777

Berry Plastics Group, Inc.*	4,940	128,539

Graphic Packaging Holding Co.*	30,860	374,332

Myers Industries, Inc.	1,732	25,876

UFP Technologies, Inc.*	580	12,772

		$565,296

METALS & MINING – 1.2%

AK Steel Holding Corp.#,*	9,180	69,493

Allied Nevada Gold Corp.#,*	11,340	15,763

AM Castle & Co.*	2,460	18,081

Century Aluminum Co.*	3,580	104,822

Coeur Mining, Inc.*	5,440	20,128

Commercial Metals Co.	6,720	116,189

Globe Specialty Metals, Inc.	5,400	101,574

Gold Reserve, Inc.#,*,††	2,870	10,045

Gold Resource Corp.	4,370	16,999

Handy & Harman Ltd.*	730	25,776

Haynes International, Inc.	574	26,685

Hecla Mining Co.	21,228	46,277

Horsehead Holding Corp.*	2,628	41,286

Description	Number of Shares	Value

Kaiser Aluminum Corp.	1,001	$69,620

Materion Corp.	2,062	81,346

Molycorp, Inc.#,*	15,320	21,142

Noranda Aluminum Holding Corp.	870	3,837

Olympic Steel, Inc.	625	12,575

RTI International Metals, Inc.*	1,582	37,256

Schnitzer Steel Industries, Inc.#	1,420	33,441

Stillwater Mining Co.*	11,484	150,785

SunCoke Energy, Inc.*	2,830	67,637

Universal Stainless & Alloy Products, Inc.*	746	19,180

US Silica Holdings, Inc.	4,980	223,602

Worthington Industries, Inc.	4,929	190,506

		$1,524,045

PAPER & FOREST PRODUCTS – 0.7%

Boise Cascade Co.*	2,910	104,935

Clearwater Paper Corp.*	1,874	120,592

Deltic Timber Corp.	1,185	77,132

KapStone Paper & Packaging Corp.	8,420	258,999

Louisiana-Pacific Corp.#,*	7,796	113,822

Neenah Paper, Inc.	901	54,970

PH Glatfelter Co.	3,723	93,931

Resolute Forest Products, Inc.#,*	3,440	63,846

Schweitzer-Mauduit International, Inc.	1,058	45,557

Wausau Paper Corp.	2,650	26,209

		$959,993

TOTAL MATERIALS		$6,088,016

TELECOMMUNICATION SERVICES – 0.8%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%

8x8, Inc.*	3,350	26,331

Atlantic Tele-Network, Inc.	700	47,033

Cincinnati Bell, Inc.*	12,380	45,435

Cogent Communications Group, Inc.	4,253	144,347

Consolidated Communications Holdings, Inc.#	5,400	139,860

Fairpoint Communications, Inc.#,*	1,780	29,548

General Communication, Inc.*	1,642	19,261

Globalstar, Inc.#,*	14,300	33,891

Hawaiian Telcom Holdco, Inc.*	550	14,795

IDT Corp.	1,300	21,424

inContact, Inc.*	7,440	66,216

Inteliquent, Inc.	3,260	54,866

Intelsat SA*	1,410	27,439

Iridium Communications, Inc.#,*	5,020	47,690

Lumos Networks Corp.	1,737	29,876

magicJack VocalTec Ltd.*	2,030	18,879

ORBCOMM, Inc.*	2,560	16,179

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	55

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Premiere Global Services, Inc.*	2,460	$25,756

Vonage Holdings Corp.*	5,910	20,567

		$829,393

WIRELESS TELECOMMUNICATION SERVICES – 0.1%

Boingo Wireless, Inc.*	1,190	8,342

NTELOS Holdings Corp.#	1,647	16,602

RingCentral, Inc.#,*	1,800	23,652

Shenandoah Telecommunications Co.	2,366	70,010

Spok Holdings, Inc.	1,488	24,165

		$142,771

TOTAL TELECOMMUNICATION SERVICES		$972,164

UTILITIES – 2.5%

ELECTRIC UTILITIES – 1.0%

ALLETE, Inc.	2,396	125,167

Cleco Corp.	3,505	188,429

El Paso Electric Co.	2,300	87,032

Empire District Electric Co.#	1,636	46,528

IDACORP, Inc.	3,052	192,978

MGE Energy, Inc.#	1,708	75,955

NRG Yield, Inc.	1,140	56,966

Otter Tail Corp.	1,520	47,120

PNM Resources, Inc.	4,407	127,142

Portland General Electric Co.	4,647	169,197

UIL Holdings Corp.	2,836	116,673

Unitil Corp.	810	28,220

		$1,261,407

GAS UTILITIES – 0.7%

Chesapeake Utilities Corp.	855	41,408

Laclede Group, Inc.	1,718	87,223

New Jersey Resources Corp.	2,447	143,101

Northwest Natural Gas Co.	1,648	77,341

Piedmont Natural Gas Co., Inc.	4,294	163,215

South Jersey Industries, Inc.	2,111	123,789

Southwest Gas Corp.	2,658	154,403

WGL Holdings, Inc.#	3,240	152,280

		$942,760

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%

Atlantic Power Corp.	10,830	24,043

Dynegy, Inc.*	5,660	172,630

Ormat Technologies, Inc.	850	24,608

Pattern Energy Group, Inc.#	2,540	73,101

		$294,382

MULTI-UTILITIES – 0.3%

Avista Corp.	3,668	130,031

Description	Number of Shares	Value

Black Hills Corp.	2,408	$131,790

NorthWestern Corp.	1,909	100,872

		$362,693

POWER AND RENEWABLE ELECTRICITY – 0.1%

Abengoa Yield PLC#	1,000	32,500

TerraForm Power, Inc.*	870	24,760

		$57,260

WATER UTILITIES – 0.2%

American States Water Co.	2,134	76,355

Artesian Resources Corp.	630	14,030

California Water Service Group	2,380	61,951

Connecticut Water Service, Inc.	363	13,493

Middlesex Water Co.	991	22,347

SJW Corp.	968	30,937

York Water Co.	1,140	25,057

		$244,170

TOTAL UTILITIES		$3,162,672

TOTAL COMMON STOCKS
(COST $106,372,971)		$127,441,708

INVESTMENT COMPANIES – 0.9%

EQUITY FUNDS – 0.9%

iShares Russell 2000 Growth ETF#	2,986	410,963

iShares Russell 2000 Index Fund#	6,059	706,237

TOTAL EQUITY FUNDS		$1,117,200

TOTAL INVESTMENT COMPANIES
(COST $1,060,257)		$1,117,200

MONEY MARKET FUND – 0.0%**

Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	3,538	3,538

TOTAL MONEY MARKET FUND
(COST $3,538)		$3,538

RIGHTS – 0.0%**

Cubist Pharmaceuticals, Inc.*	3,645	274

Leap Wireless International, Inc.*,††	4,140	10,102

TOTAL RIGHTS
(COST $16,404)		$10,376

WARRANTS – 0.0%**

BioTime, Inc.*	359	413

Magnum Hunter Re††	1,281	—

Tejon Ranch Co., Expire 8/05/14	118	248

TOTAL WARRANTS
(COST $1,050)		$661

TOTAL INVESTMENTS IN SECURITIES – 100.0%
(COST $107,454,220)		$128,573,483

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

56	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 18.7%

REPURCHASE AGREEMENTS – 18.7%
CITIBANK NA, 0.12%, dated 10/31/14, due 11/03/14, repurchase price $5,721,273, collateralized by U.S. Government Securities 0.59% to 6.50%, maturing 03/01/19 to 10/20/44; total market value of $5,838,818.	$5,721,216	$5,721,216

Citigroup Global Markets, Inc., 0.10%, dated 10/31/14, due 11/03/14, repurchase price $1,204,419, collateralized by U.S. Treasury Securities 0.00% to 8.75%, maturing 10/31/16 to 02/15/41; total market value of $1,228,494.	1,204,409	1,204,409

HSBC Securities USA, Inc., 0.09%, dated 10/31/14, due 11/03/14, repurchase price $5,721,254, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 01/15/15 to 07/15/36; total market value of $5,835,622.	5,721,211	5,721,211

ING Financial Markets LLC, 0.10%, dated 10/31/14, due 11/03/14, repurchase price $5,721,261, collateralized by U.S. Government Securities 1.85% to 6.58%, maturing 05/01/33 to 06/01/43; total market value of $5,835,672.	5,721,213	5,721,213

Royal Bank of Scotland PLC, 0.11%, dated 10/31/14, due 11/03/14, repurchase price $5,721,266, collateralized by U.S. Government & Treasury Securities 0.38% to 7.25%, maturing 11/30/14 to 07/15/56; total market value of $5,835,625.	5,721,214	5,721,214

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $24,089,263)		$24,089,263

TOTAL INVESTMENTS – 118.7%
(COST $131,543,483)		$152,662,746

COLLATERAL FOR SECURITIES ON LOAN – (18.7%)		(24,089,263)

OTHER ASSETS LESS LIABILITIES – 0.0%**		51,402

TOTAL NET ASSETS – 100.0%		$128,624,885

Cost of investments for Federal income tax purposes is $132,569,284. The net unrealized appreciation/(depreciation) of investments was $20,093,462. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $28,365,688 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,272,226.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	57

      Wilmington Small-Cap Strategy Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$127,080,967	$360,741	$—	$127,441,708
Investment Companies	1,117,200	—	—	1,117,200
Money Market Fund	3,538	—	—	3,538
Rights	274	10,102	—	10,376
Warrants	661	—	—	661
Repurchase Agreements	—	24,089,263	—	24,089,263

Total	$128,202,640	$24,460,106	$—	$152,662,746

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

58

NOTES TO PORTFOLIOS OF INVESTMENTS

^	7-Day net yield.
§	Affiliated company. See Note 4 in Notes to Financial Statements.
††

Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments- Wilmington Funds. At October 31, 2014, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
Wilmington Large Cap Strategy Fund	$264,250	0.1%
Wilmington Small Cap Growth Fund	7,171	0.0%**
Wilmington Small Cap Strategy Fund	370,843	0.3%

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments- Wilmington Funds.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	59

October 31, 2014 (unaudited)	Wilmington Large-Cap Strategy Fund		Wilmington Mid-Cap Growth Fund		Wilmington Small-Cap Growth Fund		Wilmington Small-Cap Strategy Fund
ASSETS:
Investments, at identified cost	$296,074,667		$327,966,690		$58,523,151		$131,543,483

Investments in repurchase agreements, at value	6,037,976		29,294,101		8,429,531		24,089,263
Investments in securities, at value (Including $5,995,706, $29,131,266, $8,358,090, and $23,718,193 of securities on loan, respectively) (Note 2)	454,490,660	(a)	408,764,999		74,896,229		128,573,483

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	460,528,636		438,059,100		83,325,760		152,662,746

Cash	—		—		4,296		—
Income receivable	372,876		124,745		26,789		73,124
Due from advisor	—		—		—		1,999
Receivable for shares sold	50,015		193,139		513		2,299
Receivable for investments sold	—		3,411,259		4,635,358		—
Other assets	22,746		43,009		29,467		20,382

TOTAL ASSETS	460,974,273		441,831,252		88,022,183		152,760,550

LIABILITIES:
Payable to custodian	—		894,301		—		—
Payable for investments purchased	—		330,322		—		—
Collateral for securities on loan	6,037,976		29,294,101		8,429,531		24,089,263
Payable for shares redeemed	50,474		1,025,993		4,640,538		14,465
Payable for distribution services fee	—		11,838		7,599		—
Payable for shareholder services fee	—		40,319		7,063		—
Other accrued expenses	54,766		58,842		54,840		31,937

TOTAL LIABILITIES	6,143,216		31,655,716		13,139,571		24,135,665

NET ASSETS	$454,831,057		$410,175,536		$74,882,612		$128,624,885

NET ASSETS CONSIST OF:

Paid-in capital	$268,886,095		$283,248,174		$46,110,515		$102,333,109
Undistributed (distributions in excess of) net investment income	564,812		(935,124)		(622,696)		182,538
Accumulated net realized gain (loss) on investments	20,926,181		17,770,076		4,592,184		4,989,975
Net unrealized appreciation (depreciation) of investments	164,453,969		110,092,410		24,802,609		21,119,263

TOTAL NET ASSETS	$454,831,057		$410,175,536		$74,882,612		$128,624,885

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$—		$58,564,502		$38,385,022		$—

Shares outstanding (unlimited shares authorized)	—		3,144,766		1,702,138		—

Net Asset Value per share	$—		$18.62		$22.55		$—

Offering price per share*	$—	**	$19.70	**	$23.86	**	$—

Class I
Net Assets	$454,831,057		$351,611,034		$36,497,590		$128,624,885

Shares outstanding (unlimited shares authorized)	24,452,952		18,302,160		1,559,909		8,503,204

Net Asset Value per share	$18.60		$19.21		$23.40		$15.13

(a)	Includes $196,710 of investments in affiliated issuers.

*	See “How are Shares Priced?” in the Prospectus.

**	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

60	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2014 (unaudited)	Wilmington Large-Cap Strategy Fund	Wilmington Mid-Cap Growth Fund	Wilmington Small-Cap Growth Fund	Wilmington Small-Cap Strategy Fund

INVESTMENT INCOME:
Dividends	$3,817,858	(a)(b)	$1,635,059	(a)	$238,719	(a)	$751,566	(a)
Securities lending income	41,456		120,331		58,279		218,776

TOTAL INVESTMENT INCOME	3,859,314		1,755,390		296,998		970,342

EXPENSES:
Investment advisory fee	1,077,413		1,823,705		357,583		353,211
Administrative personnel and services fee	65,615		65,334		12,810		19,556
Portfolio accounting, administration and custodian fees	82,701		72,422		26,473		60,440
Transfer and dividend disbursing agent fees and expenses	5,122		133,557		76,732		5,402
Trustees’ fees	15,224		15,224		15,224		15,224
Professional fees	35,256		32,351		28,743		31,503
Distribution services fee—Class A	—		73,103		47,984		—
Shareholder services fee—Class A	—		72,882		46,535		—
Shareholder services fee—Class I	538,705		462,904		57,112		160,550
Share registration costs	3,823		11,666		6,195		3,989
Printing and postage	3,078		21,394		13,110		2,818
Miscellaneous	41,075		19,011		12,266		19,517

TOTAL EXPENSES	1,868,012		2,803,553		700,767		672,210

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(790,601)		(156,405)		(73,763)		(351,109)
Waiver of shareholder services fee—Class A	—		(61,426)		(30,710)		—
Waiver of shareholder services fee—Class I	(538,705)		(222,365)		(29,737)		(160,550)

TOTAL WAIVERS AND REIMBURSEMENTS	(1,329,306)		(440,196)		(134,210)		(511,659)

Net expenses	538,706		2,363,357		566,557		160,551

Net investment income (loss)	3,320,608		(607,967)		(269,559)		809,791

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	12,318,336		17,582,143		4,784,242		4,526,251
Net realized gain (loss) on foreign currency transactions	—		—		—		(9)
Net change in unrealized appreciation (depreciation) of investments	20,580,477		6,009,020		(658,880)		1,398,630

Net realized and unrealized gain (loss) on investments	32,898,813		23,591,163		4,125,362		5,924,872

Change in net assets resulting from operations	$36,219,421		$22,983,196		$3,855,803		$6,734,663

(a)	Net of foreign withholding taxes withheld of $1,000, $7,512, $981 and $420, respectively.

(b)	Includes $2,254 received from affiliated issuers.

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	61

Wilmington Large-Cap Strategy Fund		Wilmington Mid-Cap Growth Fund

Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014

OPERATIONS:
Net investment income (loss)	$3,320,608	$6,886,323	$(607,967)	$(730,800)
Net realized gain (loss) on investments	12,318,336	53,552,193	17,582,143	28,351,232
Net change in unrealized appreciation (depreciation) of investments	20,580,477	13,297,909	6,009,020	16,167,784

Change in net assets resulting from operations	36,219,421	73,736,425	22,983,196	43,788,216

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	—	—	—	—
Class I	(3,212,959)	(6,931,023)	—	—
Distributions from net realized gain on investments
Class A	—	—	—	(2,327,727)
Class I	—	—	—	(10,267,019)

Change in net assets resulting from distributions to shareholders	(3,212,959)	(6,931,023)	—	(12,594,746)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	—	—	1,322,448	2,487,859
Class I	42,701,083	16,030,887	80,542,141	112,488,819
Distributions reinvested
Class A	—	—	—	2,105,354
Class I	1,051,696	2,105,697	—	9,019,417
Cost of shares redeemed
Class A	—	—	(3,966,804)	(9,357,996)
Class I	(19,334,701)	(87,245,073)	(70,930,951)	(68,975,454)

Change in net assets resulting from share transactions	24,418,078	(69,108,489)	6,966,834	47,767,999

Change in net assets	57,424,540	(2,303,087)	29,950,030	78,961,469
NET ASSETS:
Beginning of period	397,406,517	399,709,604	380,225,506	301,264,037

End of period	$454,831,057	$397,406,517	$410,175,536	$380,225,506

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$564,812	$457,163	$(935,124)	$(327,157)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	—	—	73,246	141,838
Class I	2,465,168	1,018,939	4,419,542	6,143,384
Distributions reinvested
Class A	—	—	—	118,879
Class I	57,948	132,729	—	494,215
Shares redeemed
Class A	—	—	(219,571)	(531,685)
Class I	(1,076,953)	(5,469,888)	(3,869,095)	(3,786,555)

Net change resulting from share transactions	1,446,163	(4,318,220)	404,122	2,580,076

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

62	STATEMENTS OF CHANGES IN NET ASSETS (continued)

Wilmington Small-Cap Growth Fund		Wilmington Small-Cap Strategy Fund

Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014

OPERATIONS:
Net investment income (loss)	$(269,559)	$(128,958)	$809,791	$1,246,385
Net realized gain (loss) on investments	4,784,242	28,438,977	4,526,242	14,611,507
Net change in unrealized appreciation (depreciation) of investments	(658,880)	901,718	1,398,630	(805,797)

Change in net assets resulting from operations	3,855,803	29,211,737	6,734,663	15,052,095

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	—	(28,448)	—	—
Class I	—	(105,552)	(758,961)	(1,238,125)

Change in net assets resulting from distributions to shareholders	—	(134,000)	(758,961)	(1,238,125)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	196,513	665,356	—	—
Class I	872,093	9,672,535	5,671,595	70,925,875
Distributions reinvested
Class A	—	27,356	—	—
Class I	—	47,825	140,811	264,230
Cost of shares redeemed
Class A	(2,677,384)	(4,416,047)	—	—
Class I	(12,986,310)	(90,049,853)	(10,053,785)	(30,600,036)

Change in net assets resulting from share transactions	(14,595,088)	(84,052,828)	(4,241,379)	40,590,069

Change in net assets	(10,739,285)	(54,975,091)	1,734,323	54,404,039
NET ASSETS:
Beginning of period	85,621,897	140,596,988	126,890,562	72,486,523

End of period	$74,882,612	$85,621,897	$128,624,885	$126,890,562

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(622,696)	$(353,137)	$182,538	$131,708

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	9,062	31,085	—	—
Class I	38,783	451,386	389,337	5,024,347
Distributions reinvested
Class A	—	1,204	—	—
Class I	—	2,032	9,473	19,044
Shares redeemed
Class A	(122,177)	(207,755)	—	—
Class I	(565,548)	(3,900,870)	(691,936)	(2,137,886)

Net change resulting from share transactions	(639,880)	(3,622,918)	(293,126)	2,905,505

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	63

For a share outstanding throughout each period:

WILMINGTON LARGE-CAP STRATEGY FUND†

CLASS I	Six Months Ended October 31, 2014 (a)		Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$17.27		$14.63	$12.84	$12.13		$9.39	$8.61	$12.28
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.14		0.27	0.26	0.16		0.20	0.10	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.33		2.65	1.79	0.71		2.72	0.79	(3.68)

Total Income (Loss) From Operations	1.47		2.92	2.05	0.87		2.92	0.89	(3.56)

Less Distributions From:
Net Investment Income	(0.14)		(0.28)	(0.26)	(0.16)		(0.18)	(0.11)	(0.11)

Total Distributions	(0.14)		(0.28)	(0.26)	(0.16)		(0.18)	(0.11)	(0.11)

Net Asset Value, End of Period	$18.60		$17.27	$14.63	$12.84		$12.13	$9.39	$8.61

Total Return(c)	8.51%		20.12%	16.25%	7.32%		31.24%	10.28%	(28.94)%
Net Assets, End of Period (000’s)	$454,831		$397,407	$399,710	$374,903		$429,467	$118,102	$131,692
Ratios to Average Net Assets
Gross Expense	0.87	%(d)	0.87%	0.88%	0.74	%(d)	0.69%	1.01%	1.18%
Net Expenses(e)	0.25	%(d)	0.25%	0.25%	0.25	%(d)	0.25%	0.93%	1.00%
Net Investment Income (Loss)	1.54	%(d)	1.71%	1.99%	1.70	%(d)	1.72%	0.99%	1.27%
Portfolio Turnover Rate	9%		29%	24%	19%		39%	160%	224%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†

Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Large-Cap Strategy Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

64	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON MID-CAP GROWTH FUND

CLASS A	2014(a)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.61		$15.96	$15.21	$16.21	$12.24	$8.37
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	(0.04)		(0.06)	(0.01)	(0.07)	(0.11)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	1.05		2.40	1.38	(0.25)	4.08	3.93

Total Income (Loss) From Operations	1.01		2.34	1.37	(0.32)	3.97	3.88

Less Distributions From:
Net Investment Income	—		—	—	—	—	(0.01)
Net Realized Gains	—		(0.69)	(0.62)	(0.68)	—	—
Return of Capital	—		—	—	—	—	(0.00	)(c)

Total Distributions	—		(0.69)	(0.62)	(0.68)	—	(0.01)

Net Asset Value, End of Period	$18.62		$17.61	$15.96	$15.21	$16.21	$12.24

Total Return(d)	5.74%		14.64%	9.55%	(1.55)%	32.43%	46.30%
Net Assets, End of Period (000’s)	$58,565		$57,960	$56,837	$60,666	$63,168	$40,438
Ratios to Average Net Assets
Gross Expense	1.52	%(e)	1.52%	1.56%	1.57%	1.62%	1.62%
Net Expenses(f)	1.24	%(e)	1.24%	1.24%	1.24%	1.24%	1.13%
Net Investment Income (Loss)	(0.42	)%(e)	(0.34)%	(0.08)%	(0.47)%	(0.85)%	(0.51)%
Portfolio Turnover Rate	18%		32%	36%	44%	34%	56%

CLASS I	2014(a)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.15		$16.40	$15.59	$16.57	$12.49	$8.54
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	(0.02)		(0.03)	0.01	(0.04)	(0.07)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	1.08		2.47	1.42	(0.26)	4.15	4.00

Total Income (Loss) From Operations	1.06		2.44	1.43	(0.30)	4.08	3.96

Less Distributions From:
Net Investment Income	—		—	—	—	—	(0.01)
Net Realized Gains	—		(0.69)	(0.62)	(0.68)	—	—
Return of Capital	—		—	—	—	—	(0.00	)(c)

Total Distributions	—		(0.69)	(0.62)	(0.68)	—	(0.01)

Net Asset Value, End of Period	$19.21		$18.15	$16.40	$15.59	$16.57	$12.49

Total Return(d)	5.84%		14.86%	9.70%	(1.40)%	32.67%	46.37%
Net Assets, End of Period (000’s)	$351,611		$322,266	$244,427	$232,860	$187,207	$143,594
Ratios to Average Net Assets
Gross Expense	1.27	%(e)	1.28%	1.31%	1.33%	1.37%	1.36%
Net Expenses(f)	1.08	%(e)	1.08%	1.08%	1.06%	1.06%	0.96%
Net Investment Income	(0.26	)%(e)	(0.19)%	0.08%	(0.30)%	(0.54)%	(0.33)%
Portfolio Turnover Rate	18%		32%	36%	44%	34%	56%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Represents less than $0.005.
(d)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	65

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON SMALL-CAP GROWTH FUND

CLASS A	2014(a)		2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$21.52		$18.22	$16.62		$18.20	$14.48	$9.99
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	(0.08)		(0.07)	(0.00	)(c)	(0.08)	(0.21)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	1.11		3.39	1.69		(1.50)	3.93	4.61

Total Income (Loss) From Operations	1.03		3.32	1.69		(1.58)	3.72	4.49

Less Distributions From:
Net Investment Income	—		(0.02)	(0.09)		—	—	—

Total Distributions	—		(0.02)	(0.09)		—	—	—

Net Asset Value, End of Period	$22.55		$21.52	$18.22		$16.62	$18.20	$14.48

Total Return(d)	4.79%		18.19%	10.21%		(8.68)%	25.69%	44.94%
Net Assets, End of Period (000’s)	$38,385		$39,072	$36,269		$38,439	$47,884	$41,276
Ratios to Average Net Assets
Gross Expense	1.80	%(e)	1.66%	1.71%		1.64%	1.67%	1.70%
Net Expenses(f)	1.46	%(e)	1.46%	1.47%		1.44%	1.45%	1.30%
Net Investment Income (Loss)	(0.76	)%(e)	(0.34)%	(0.01)%		(0.54)%	(1.43)%	(0.98)%
Portfolio Turnover Rate	21%		37%	142%		561%	393%	635%

CLASS I	2014(a)		2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$22.31		$18.85	$17.16		$18.76	$14.89	$10.26
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	(0.06)		0.00 (c)	0.04		(0.05)	(0.12)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	1.15		3.49	1.75		(1.55)	3.99	4.73

Total Income (Loss) From Operations	1.09		3.49	1.79		(1.60)	3.87	4.63

Less Distributions From:
Net Investment Income	—		(0.03)	(0.10)		—	—	—

Total Distributions	—		(0.03)	(0.10)		—	—	—

Net Asset Value, End of Period	$23.40		$22.31	$18.85		$17.16	$18.76	$14.89

Total Return(d)	4.89%		18.49%	10.47%		(8.53)%	25.99%	45.13%
Net Assets, End of Period (000’s)	$36,498		$46,549	$104,328		$124,964	$148,560	$130,502
Ratios to Average Net Assets
Gross Expense	1.55	%(e)	1.42%	1.46%		1.39%	1.42%	1.45%
Net Expenses(f)	1.25	%(e)	1.25%	1.25%		1.21%	1.24%	1.17%
Net Investment Income (Loss)	(0.54	)%(e)	0.01%	0.21%		(0.30)%	(0.81)%	(0.84)%
Portfolio Turnover Rate	21%		37%	142%		561%	393%	635%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Represents less than $0.005.
(d)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

66	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON SMALL-CAP STRATEGY FUND†

CLASS I	Six Months Ended October 31, 2014 (a)		Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$14.43		$12.30	$10.59	$10.70		$7.90	$6.57	$9.16
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.09		0.16	0.18	0.09		0.11	0.09	0.05
Net Realized and Unrealized Gain (Loss) on Investments	0.70		2.14	1.70	(0.10)		2.80	1.32	(2.60)

Total Income (Loss) From Operations	0.79		2.30	1.88	(0.01)		2.91	1.41	(2.55)

Less Distributions From:
Net Investment Income	(0.09)		(0.17)	(0.17)	(0.10)		(0.11)	(0.08)	(0.04)

Total Distributions	(0.09)		(0.17)	(0.17)	(0.10)		(0.11)	(0.08)	(0.04)

Net Asset Value, End of Period	$15.13		$14.43	$12.30	$10.59		$10.70	$7.90	$6.57

Total Return(c)	5.47%		18.74%	18.07%	0.06%		36.96%	21.47%	(27.72)%
Net Assets, End of Period (000’s)	$128,625		$126,891	$72,487	$48,974		$127,968	$99,057	$62,938
Ratios to Average Net Assets
Gross Expense	1.04	%(d)	1.09%	1.32%	1.16	%(d)	0.96%	1.07%	1.61%
Net Expenses(e)	0.25	%(d)	0.25%	0.25%	0.25	%(d)	0.25%	0.25%	0.75%
Net Investment Income (Loss)	1.26	%(d)	1.17%	1.60%	1.17	%(d)	1.18%	1.14%	0.81%
Portfolio Turnover Rate	17%		47%	42%	10%		48%	84%	205%

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Small-Cap Strategy Fund, a series of WT Mutual Fund (the “WT Fund”).
The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	67

Wilmington Funds

October 31, 2014

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios, 4 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 17 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Large-Cap Strategy Fund*(“Large-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.
Wilmington Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)(d)	The Fund seeks to provide long-term capital appreciation.
Wilmington Small-Cap Growth Fund (“Small-Cap Growth Fund”)(d)	The Fund seeks to provide long-term capital appreciation.
Wilmington Small-Cap Strategy Fund*(“Small-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.

(d)	Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. In addition, Class A is not currently being offered for Large Cap Strategy Fund or Small Cap Strategy Fund. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”); and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2014, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

68	NOTES TO FINANCIAL STATEMENTS (continued)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2014, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)
Large-Cap Strategy Fund
CITIBANK NA	$1,434,024	$ 1,434,024	$—	$—
Citigroup Global Markets, Inc.	301,883	301,883	—	—
HSBC Securities USA, Inc.	1,434,023	1,434,023	—	—
ING Financial Markets LLC	1,434,023	1,434,023	—	—
Royal Bank of Scotland PLC	1,434,023	1,434,023	—	—

	$6,037,976	$ 6,037,976	$—	$—

Mid-Cap Growth Fund
Citigroup Global Markets, Inc.	$1,464,633	$ 1,464,633	$—	$—
Daiwa Capital Markets America	6,957,374	6,957,374	—	—
HSBC Securities USA, Inc.	6,957,362	6,957,362	—	—
Nomura Securities International, Inc.	6,957,366	6,957,366	—	—
RBS Securities, Inc.	6,957,366	6,957,366	—	—

	$29,294,101	$29,294,101	$—	$—

Small-Cap Growth Fund
Citigroup Global Markets, Inc.	$421,454	$ 421,454	$—	$—
Daiwa Capital Markets America	2,002,021	2,002,021	—	—
HSBC Securities USA, Inc.	2,002,018	2,002,018	—	—
Nomura Securities International, Inc.	2,002,019	2,002,019	—	—
RBS Securities, Inc.	2,002,019	2,002,019	—	—

	$8,429,531	$ 8,429,531	$—	$—

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	69

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)
Small-Cap Strategy Fund
CITIBANK NA	$5,721,216	$5,721,216	$—	$—
Citigroup Global Markets, Inc.	1,204,409	1,204,409	—	—
HSBC Securities USA, Inc.	5,721,211	5,721,211	—	—
ING Financial Markets LLC	5,721,213	5,721,213	—	—
RBS Securities, Inc.	5,721,214	5,721,214	—	—

	$24,089,263	$24,089,263	$—	$—

(1)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds (except Large-Cap Strategy Fund and Small-Cap Strategy Fund) offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income, if any, are declared and paid as follows:

Fund	Dividends Declared	Dividends Paid
Large-Cap Strategy Fund	Quarterly	Quarterly
Mid-Cap Growth Fund	Annually	Annually
Small-Cap Growth Fund	Annually	Annually
Small-Cap Strategy Fund	Quarterly	Quarterly

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year or period, the Funds did not incur any interest or penalties.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair value procedures.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

70	NOTES TO FINANCIAL STATEMENTS (continued)

lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts received and create one single net payment due to or from the Fund.

At October 31, 2014, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Large-Cap Strategy Fund	$5,995,706	$5,995,706	$—
Mid-Cap Growth Fund	29,131,266	29,131,266
Small-Cap Growth Fund	8,358,090	8,358,090	—
Small-Cap Strategy Fund	23,718,193	23,718,193	—

(1)	Collateral with a value of $6,037,976, $29,294,101, $8,429,531, and $24,089,263 respectively, has been received in connection with securities lending transactions.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

As of April 30, 2014, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the periods ended 2013, 2012, and 2011, as well as the current year, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding fiscal years as reported on the Statements of Changes in Net Assets were as follows:

	2014			2013

Fund	Return of Capital	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
Large-Cap Strategy Fund	$—	$6,931,023	$—	$7,319,491	$—
Mid-Cap Growth Fund	—	—	12,594,746	—	11,276,386
Small-Cap Growth Fund	—	—	134,000	757,676	—
Small-Cap Strategy Fund	—	1,238,125	—	763,725	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed/ (Over Distributed) Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation	Late Year Ordinary Deferrals	Other Timing Differences	Capital Loss Carryforwards and Deferrals
Large-Cap Strategy
Fund	$455,206	$12,685,749	$139,797,545	$—	$—	$—
Mid-Cap Growth Fund	—	17,570,880	101,100,969	(327,157)	—	(14,400,526)
Small-Cap Growth Fund	—	5,353,233	25,334,659	(301,593)	—	(5,470,005)
Small-Cap Strategy
Fund	142,143	1,628,136	18,545,795	—	—	—

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2014, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	71

which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Available Through			Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total Capital Loss Carryforwards
Fund	2016	2017	2018
Mid-Cap Growth Fund	$—	$13,039,596	$1,360,930	$—	$—	$14,400,526
Small-Cap Growth Fund	3,646,670	1,823,335	—	—	—	5,470,005

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2014:

Fund	Capital Loss Carryforwards Used
Large-Cap Strategy Fund	$38,402,939
Mid-Cap Growth Fund	3,259,899
Small-Cap Growth Fund	22,327,433
Small-Cap Strategy Fund	12,806,893

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year. Post-October, Post-December and Late Year losses deferred to May 1, 2014 are as follows:

Fund	Ordinary Post-December Losses	Short-Term Post-October/ Late Year Losses	Long-Term Post-October/ Late Year Losses
Mid-Cap Growth Fund	$327,157	$—	$—
Small-Cap Growth Fund	301,593	—	—

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
Large-Cap Strategy Fund	0.50%
Mid-Cap Growth Fund	0.85%
Small-Cap Growth Fund	0.85%
Small-Cap Strategy Fund	0.55%

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2015, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below.

	Contractual Expense Limitations
Fund	Class A	Class I
Large-Cap Strategy Fund	N/A	0.25%
Mid-Cap Growth Fund	1.24%	1.08%
Small-Cap Growth Fund	1.47%	1.25%
Small-Cap Strategy Fund	N/A	0.25%

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. WFMC in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

72	NOTES TO FINANCIAL STATEMENTS (continued)

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

WFMC may voluntarily choose to waive any portion of its fee. WFMC can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2014, WFMC did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2014, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received all or a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
Mid-Cap Growth Fund	$548

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2014, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
Mid-Cap Growth Fund	$4,977

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six month ended October 31, 2014, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
Mid-Cap Growth Fund	$237,597
Small-Cap Growth Fund	31,563

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	73

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended October 31, 2014 are as follows:

Affiliated Security Name	Balance of Shares Held 4/30/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2014	Value at 10/31/2014	Dividend Income	Realized Gain/(Loss)
Large-Cap Strategy Fund:
M&T Bank Corp.	1,610	$—	$—	1,610	$196,710	$2,254	$—

Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the year ended October 31, 2014 were as follows:

Fund	Commissions
Large-Cap Strategy Fund	$17,153
Mid-Cap Growth Fund	2,808
Small-Cap Growth Fund	47,265
Small-Cap Strategy Fund	24,483

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations U.S. Government Securities, and in-kind transactions, for the six months ended October 31, 2014 were as follows:

	Investments
Fund	Purchases	Sales
Large-Cap Strategy Fund	$62,799,870	$38,665,274
Mid-Cap Growth Fund	84,511,416	74,954,173
Small-Cap Growth Fund	17,229,345	32,106,594
Small-Cap Strategy Fund	21,834,110	25,718,305

6.	LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.10% per annum on the daily unused portion. The termination date of this LOC is March 9, 2015. The Funds did not utilize the LOC for the six months ended October 31, 2014.

7.	LEGAL PROCEEDINGS

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business. For example, certain creditors of Tribune Co., which has recently emerged from bankruptcy, have filed actions against former Tribune shareholders, (collectively, the “Lawsuits”) who tendered their shares when Tribune went private in 2007 as part of a leveraged buyout (“LBO”). These creditor plaintiffs seek the return of all proceeds received by the former Tribune shareholders. One Tribune-related action is currently pending in the U.S. District Court for the Southern District of New York in a Multi-District Litigation (“MDL”); another is pending in the U.S. Court of Appeals for the Second Circuit. There are thousands of defendants in the MDL, including the Large-Cap Strategy Fund and the Mid-Cap Growth Fund. The suits all seek the same thing: disgorgement of the amounts received by the former Tribune shareholders as part of the LBO, but by different legal theories. Although management currently believes that the resolution of the claims against the Funds, individually or in the aggregate, will not have a materially adverse impact on the Funds’ financial positions, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters could change in the future.

Litigation counsel to the Large-Cap Strategy Fund and the Mid-Cap Growth Fund in the Lawsuits does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the Large-Cap Strategy Fund and the Mid-Cap Growth Fund arising from the Lawsuits. Until the Large-Cap Strategy Fund and the Mid-Cap Growth Fund can do so, no reduction of their net asset values will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 0.5% of each of the Large-Cap Strategy Fund and the Mid-Cap Growth Fund’s net asset value at this time. Neither the Large-Cap Strategy Fund nor the Mid-Cap Growth Fund can predict what their size might be at the time that the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of the Large-Cap Strategy Fund and the Mid-Cap Growth Fund will pay or receive, as the case may be, a price based on net asset value of the Large-Cap Strategy Fund and the Mid-Cap Growth Fund, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be taken as expenses by the Large-Cap Strategy

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

74	NOTES TO FINANCIAL STATEMENTS (continued)

Fund and the Mid-Cap Growth Fund as incurred and in a manner similar to any other expense incurred by the Large-Cap Strategy Fund and the Mid-Cap Growth Fund.

8.	SUBSEQUENT EVENTS

Effective December 1, 2014, the Small-Cap Growth Fund has contractually agreed to waive its fees and/or reimburse expenses through November 30, 2015, so that total annual fund operating expenses paid by the Fund (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below.

	Contractual Expense Limitations
Fund	Class A	Class I
Small-Cap Growth Fund	1.23%	1.01%

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

75

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Trust’s investment advisory agreements and sub-advisory agreements (the “Advisory Agreements”) with its investment advisors must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement or Agreements, including the services and support provided to the Fund and its shareholders.

On September 3, 2014, in a telephonic session, the Independent Trustees met with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements, and to consider the continuation of the Advisory Agreements outside the presence of management (the “September Executive Session”). The primary purpose of the September Executive Session was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations in preparation for the contract approval meeting of the Board to be held from September 17-18, 2014 (the “September Regular Meeting”).

In preparation for the September Executive Session, the Independent Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Independent Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

•

Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups created by Morningstar, Inc. (“Morningstar”) of similar or peer group funds;

•

Information from the Advisor describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended June 30, 2014) compared with the Fund’s benchmark, and with Lipper Inc. (“Lipper”) and Morningstar categories;

•	Information about each separately managed account of the Advisor (and each Sub-advisor, where relevant) that has substantially similar investment objectives to a corresponding Fund; and

•

Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2014 com- pared with the Fund’s Lipper peer group, and current management fees and total expenses compared with the Fund’s Morningstar expense group, designed to identify Funds whose expenses and/or performance may require particularly close review.

In considering this information, the Independent Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Independent Trustees also reviewed information provided by the Advisor concerning the following:

•	The nature and quality of the services provided, including the activities of the Advisor with respect to the Sub-advisors;

•	The Advisor’s (and Sub-advisors’, where relevant) cost of providing the services;

•	The extent to which the Advisor (and Sub-advisors, where relevant) realizes economies of scale as a Fund grows larger;

•	The fall-out benefits to the Advisor and its advisory affiliates that can be attributed to the Advisor’s positions (and Sub-advisors’, where relevant) with the Fund; and

•	The financial stability of the Advisor and each Sub-advisor and their parent companies, where relevant.

As part of the July Special Meeting and September Executive Session, the Independent Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the September Regular Meeting.

At the September Regular Meeting, the Board received and considered information provided by the Advisor, including information provided in response to follow-up questions from the July Special Meeting and September Executive Session. The Independent Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Board also considered, where applicable, Fund performance; expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on a Fund’s total expenses. The Board also considered the degree to which the Adviser engaged in arms-length negotiation with each Sub-adviser for the Sub-advisory fee. The Board took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor in its discretion. The Board considered the Advisor’s profitability in providing services under the Advisory Agreements and concluded that for each Fund, the level of profitability did not appear unreasonably high.

Certain of the information considered by the Board with respect to specific Funds is summarized as follows.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

76	BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Wilmington Large-Cap Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2014. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Mid-Cap Growth Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2014. The Board also considered management’s analysis of the effect of specific portfolio management decisions on the Fund’s performance in light of market and economic events, and its assertion that the investment process for the Fund remains unchanged. Lastly, the Board considered information from the Advisor about economies of scale in the Fund given its size, and management’s recommendation that implementing breakpoints at present is not appropriate. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Small-Cap Growth Fund

The Board considered that the Fund’s net management fee rate was below the Fund’s expense group median and that its net total expense ratio was above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2014. The Board also considered management’s analysis of the effect of specific portfolio management decisions on the Fund’s performance in light of market and economic events. The Board considered that the Adviser has agreed, effective December 1, 2014, to increase the Fund’s advisory fee waiver by 24 basis points at least through November 30, 2015, such that the Fund’s net expense ratio is decreased by 24 basis points. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Small-Cap Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one-year period and slightly above the peer group average for the three-and five-year periods ended June 30, 2014. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

*****

At the September Regular Meeting, after extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session among the Independent Trustees and Independent Legal Counsel, the Board concluded the following:

•	The nature and extent of the investment advisory services to be provided to the Fund by the Advisor and each Sub-advisor (as applicable) were consistent with the terms of the Advisory Agreements; and

•	The prospects for satisfactory investment performance were reasonable.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and approved the renewal of the Advisory Agreements.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

77

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

78

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

79

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

WILMINGTON FUNDS

Investment Advisor
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Sub-Advisor
Wilmington Trust Investment Advisors
111 South Calvert Street 26th Floor
Baltimore, MD 21202

Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

WT-SAR-EQ-1014

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

WILMINGTON TRUST

October 31, 2014 (unaudited)

PRESIDENT'S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Multi-Manager Equity Fund

Wilmington Multi-Manager International Fund

Alternatives Fund

Wilmington Multi-Manager Alternatives Fund

Asset Allocation Funds

Wilmington Multi-Manager Real Asset Fund

Wilmington Strategic Allocation Conservative Fund

Wilmington Strategic Allocation Moderate Fund

Wilmington Strategic Allocation Aggressive Fund

Wilmington Multi-Manager International Fund (“International Fund”)

Wilmington Multi-Manager Alternatives Fund (“Alternatives Fund”)

Wilmington Multi-Manager Real Asset Fund (“Real Asset Fund”)

Wilmington Strategic Allocation Conservative Fund (“Strategic Allocation Conservative Fund”)

Wilmington Strategic Allocation Moderate Fund (“Strategic Allocation Moderate Fund”)

Wilmington Strategic Allocation Aggressive Fund (“Strategic Allocation Aggressive Fund”)

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the six-month reporting period from May 1, 2014 through October 31, 2014. Inside, you will find a complete listing of each Fund’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub-advisor to the Trust, have provided the following review of the economy, bond, and stock markets over the six-month reporting period.

The Economy

For years we’ve heard investors complain about the sluggish U.S. economic recovery. Admittedly, gross domestic product has expanded at a slower rate (2.4% annualized over the last three years) than we saw during many past recoveries. But for a moment, let’s stop staring at the forest and focus on a few (blossoming) trees.

As foreign economies decelerate, the U.S. continues to roll along. In the six months from May through October, gross domestic product rose at an annualized rate of 4.1%. Not since 2003 has the economy shown such growth.

The International Monetary Fund projects economic expansion of 3.1% for the U.S. next year, well above expectations for the euro area and Japan. Credit most of that strong showing to consumers, who account for more than two-thirds of U.S. economic activity.

Wise investors will track the financial health and mindset of the consumer. Right now, most of the indicators are positive:

1)

In October, U.S. job growth topped 200,000 for the ninth consecutive month, a streak we haven’t seen since late 1994 and early 1995. The U.S. economy added 7.2 million jobs over the last three years (an average of 200,000 per month), boosting total payrolls above the prerecession high set in January 2008.

2)

The S&P 500 Index[1] returned 8.22% in the six months from May through October, 17.27% in the year ended October, and 19.77% annualized over the last three years. The wealth effect of such gains can invigorate consumers.

3)	In the six months that ended in September, personal consumption spending rose 3.9% from the year-earlier period, while monthly retail sales averaged 4.5% growth.

4)

Two widely followed consumer-sentiment indexes—published by the Conference Boardi and the University of Michiganii—hit seven-year highs in October. It’s amazing what can happen when hiring picks up and portfolios rise in value.

ihttp://www.conference-board.org

iihttp://www.sca.isr.umich.edu

Don’t misread us—all is not perfect. Europe’s financial woes snared us before and could do so again. The Federal Reserve could bungle the transition to a rising-interest-rate environment. Gridlock in Washington could crimp government spending. But even taking those risks into account, sign us up for another few years. If this is what a slow, weak recovery looks like, we’ll take it.

The Bond Markets

Fixed income only looks attractive when bonds outperform stocks, which didn’t happen over the last six months. But given the problems prophesied earlier this year, bond investors shouldn’t be too upset.

During the six months ended October, the U.S. bond market absorbed:

•	The end of Federal Reserve bond purchases. Last year at this time, tapering commanded plenty of headlines. The central bank turned off the spigot for good last month.

•	Robust competition from other income investments. The FTSE NAREIT All Equity Real Estate Investment Trusts Index[2] managed a 10.55% return in the six months from May through October.

•

Investors bailing out. From May through August, the Investment Company Institute recorded $51.8 billion in net inflows to U.S. bond funds. But in September and October, bond funds hemorrhaged about $33 billioniii.

Despite the headwinds, the Barclays U.S. Aggregate Bond Index3 returned 2.35% from May through October, with performance distributed fairly evenly throughout the market. Barclays’ indices for U.S. corporate4, mortgage-backed5, and Treasury bonds6 all delivered six-month returns between 2.1% and 2.7% target.

Tax-exempt bonds set the pace, with the Barclays Municipal Bond Index7 returning 3.59% from May through October. While investors fled taxable-bond funds in September and October, muni fund flows remained consistently positiveiii.

October 31, 2014 (unaudited) / PRESIDENT’S MESSAGE

ii

Looking ahead, bond investors can be forgiven for focusing on the big cloud: rising interest rates. However, just last month the Fed pledged once again to keep the fed funds rate low for a “considerable time”iv. Central bankers did a fine job of preparing the market for the end of its bond-purchase program, and it will try to do the same as the next hike draws near, regardless of the timing.

We expect rate hikes to begin in the second quarter of 2015iv. In such an environment, bonds should underperform stocks.

iiihttp://www.ici.org/research/stats

ivhttp://www.federalreserve.gov/newsevents/press/monetary/20141029.htm

For the six-month reporting period May 1, 2014 through October 31, 2014, certain Barclays’ Indices performed as follows8:

Barclays U.S. Aggregate Bond Index	Barclays U.S. U.S. Treasury Bond Index	Barclays U.S. Mortgage-Backed Securities Index	Barclays U.S. Credit Bond Index[9]	Barclays Municipal Bond Index
2.35%	2.12%	2.64%	2.55%	3.59%

The Stock Markets

A glance at the highest-profile U.S. stock indexes should warm investors’ hearts. In the six months from May through October, the S&P 500 Index returned 8.22% and the Dow Jones Industrial Average10 6.10%.

Those numbers reflect good times for stock investors; that is, investors in U.S. large-cap stocks. Neither small U.S. stocks nor international stocks received their invitations to this party.

Let’s start with U.S. small-caps. The Russell 2000 Index11 and the S&P SmallCap 600 Index12 underperformed large-caps from May through October, returning 4.83% and 4.88%, respectively. The S&P SmallCap 600 Index peaked in July, and the Russell 2000 Index last set an all-time high in March. In contrast, from the start of May through Nov. 11, the S&P 500 Index set 32 new all-time highs. That averages out to more than one a week.

Leave the U.S., and the road gets rougher. The MSCI All Country World ex-US (Net) Index13 returned -2.77% for the six months ended October, while the widely followed MSCI EAFE Index14 (Europe, Australasia, Far East) performed even worse (-4.83%). You needn’t look far to find causes of the carnage—slowing global economies, falling commodity prices, and armed conflicts are commonly cited culprits.

The issues plaguing foreign stocks won’t dissipate overnight, and at this time we favor U.S. equities— particularly large-caps. Looking for a reason to share our optimism? Here are three:

1)	The stock market’s three-year pattern of higher highs and higher lows would make a Dow theorist drool.

2)	Investors’ reaction to quarterly results means a lot more than the raw numbers. Given the S&P 500 Index’s impressive 11% climb since the October 15 trough, earnings season looks like a big success.

3)

While equities aren’t cheap relative to historical valuations, they remain bargains relative to bonds. The S&P 500’s earnings yield of 5.8% is 1.0% above the yield of Baa-rated corporate bonds. Over the last 25 years, the earnings yield has averaged 1.8% below the bond yield.

For the six-month reporting period May 1, 2014 through October 31, 2014, certain stock market indices performed as follows:

S&P 500 Index	Dow Jones Industrial Average	NASDAQ Composite Index[15]	MSCI All Country World ex-US (Net) Index
8.22%	6.10%	13.23%	-2.77%

PRESIDENT’S MESSAGE / October 31, 2014 (unaudited)

iii

The Trust, with assets of $12.4 billion as of October 31, 2014, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income16, stay ahead of inflation, or keep your cash working, one or more of the Trust’s Funds may provide you with the diversification, flexibility, and professional management you need17.

Sincerely,

Christopher D. Randall

President

December 2, 2014

For more complete information, please download the Trust’s prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

2.

FTSE NARIET All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. Equity REITs. Constituents of the Index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.	Barclays U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.
4.	Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. The index is unmanaged and investments cannot be made directly in an index.
5.	Barclays U.S. Mortgage Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.
6.	Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.
7.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.
8.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
9.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.
10.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.
11.	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of the Index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure large stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The index is unmanaged and investments cannot be made directly in an index.
12.	The S&P SmallCap 600 Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged and investments cannot be made directly in an index.
13.	MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market

October 31, 2014 (unaudited) / PRESIDENT’S MESSAGE

iv

performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.

14.	MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index.
15.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
16.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.
17.	Diversification does not assure a profit nor protect against loss.

PRESIDENT’S MESSAGE / October 31, 2014 (unaudited)

[This Page Intentionally Left Blank]

6

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
Actual
Class A	$1,000.00	$971.80	$7.41	1.49%
Class I	$1,000.00	$972.20	$6.76	1.36%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,017.69	$7.58	1.49%
Class I	$1,000.00	$1,018.35	$6.92	1.36%

WILMINGTON MULTI-MANAGER ALTERNATIVES FUND
Actual
Class A	$1,000.00	$1,001.90	$14.58	2.89%
Class I	$1,000.00	$1,003.70	$13.18	2.61%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,010.64	$14.65	2.89%
Class I	$1,000.00	$1,012.05	$13.24	2.61%

WILMINGTON MULTI-MANAGER REAL ASSET FUND
Actual
Class A	$1,000.00	$1,010.30	$6.23	1.23%
Class I	$1,000.00	$1,011.60	$4.97	0.98%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,019.00	$6.26	1.23%
Class I	$1,000.00	$1,020.27	$4.99	0.98%

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND
Actual
Class A	$1,000.00	$1,013.00	$4.57	0.90%
Class I	$1,000.00	$1,015.20	$3.30	0.65%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.67	$4.58	0.90%
Class I	$1,000.00	$1,021.93	$3.31	0.65%

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

7

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON STRATEGIC ALLOCATION MODERATE FUND
Actual
Class A	$1,000.00	$1,022.10	$4.28	0.84%
Class I	$1,000.00	$1,023.40	$3.01	0.59%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.97	$4.28	0.84%
Class I	$1,000.00	$1,022.23	$3.01	0.59%

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND
Actual
Class A	$1,000.00	$1,028.30	$5.27	1.03%
Class I	$1,000.00	$1,028.90	$3.99	0.78%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.01	$5.24	1.03%
Class I	$1,000.00	$1,021.27	$3.97	0.78%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds it invests in.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

8

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager International Fund

At October 31, 2014, the Fund’s sector classifications and country allocations were as follows (unaudited):

Common Stocks	Percentage of Total Net Assets

Financials	21.1%
Health Care	12.5%
Industrials	11.1%
Information Technology	10.8%
Materials	9.7%
Consumer Staples	9.0%
Consumer Discretionary	8.5%
Energy	4.8%
Telecommunication Services	3.3%
Utilities	1.7%
Commercial Banks	0.0%[3]
Investment Companies	1.3%
Preferred Stocks	1.1%
Call Warrants	1.0%
Real Estate Investment Trusts	0.6%
Certificates	0.1%
Rights	0.0%[3]
Cash Equivalents[1]	7.2%
Other Assets and Liabilities – Net[2]	(3.8)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

Country Allocation	Percentage of Total Net Assets

Common Stock
Japan	14.9%
United Kingdom	13.3%
Switzerland	9.2%
France	7.1%
Germany	7.0%
Canada	4.3%
United States	2.6%
Australia	2.5%
Sweden	2.4%
Ireland	2.0%
Netherlands	1.9%
Spain	1.9%
Taiwan	1.6%
Singapore	1.5%
South Korea	1.5%
China	1.4%
Hong Kong	1.3%
Denmark	1.1%
Belgium	1.0%
Finland	1.0%
Italy	1.0%
All other countries less than 1.0%	12.0%
Investment Companies	1.3%
Preferred Stocks	1.1%
Call Warrants	1.0%
Real Estate Investment Trusts	0.6%
Certificates	0.1%
Rights	0.0%[3]
Cash Equivalents[1]	7.2%
Other Assets and Liabilities – Net[2]	(3.8)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 92.6%

ARGENTINA – 0.1%
Adecoagro SA*	5,500	$49,885
Arcos Dorados Holdings, Inc.#	6,100	37,576
Banco Macro SA ADR#	1,100	46,464
BBVA Banco Frances SA ADR††	2,720	35,958
Cresud SACIF y A ADR	2,226	23,373

Description	Number of Shares	Value
Grupo Financiero Galicia SA ADR#	1,320	$19,404
MercadoLibre, Inc.#	940	127,981
Petrobras Argentina SA ADR	19,536	131,868
Telecom Argentina SA ADR*	4,350	100,354
Transportadora de Gas del Sur SA ADR	10,400	35,152

TOTAL ARGENTINA		$608,015

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
AUSTRALIA – 2.5%
AGL Energy Ltd.††	4,217	$50,552
ALS Ltd.#,††	3,085	15,278
Alumina Ltd. ADR*	35,910	68,879
Amcor Ltd.††	11,087	115,159
AMP Ltd.††	10,091	52,040
APA Group††	5,889	40,942
Arrium Ltd.††	532,800	158,184
Asciano Ltd.††	34,831	192,667
ASX Ltd.††	1,019	32,330
Aurizon Holdings Ltd.††	10,737	44,534
Australia & New Zealand Banking Group Ltd.††	13,167	389,620
Bank of Queensland Ltd.††	8,684	96,539
Bendigo & Adelaide Bank Ltd.††	40,750	447,515
BHP Billiton Ltd.††	12,699	379,915
BlueScope Steel Ltd.*,††	6,507	30,336
Boart Longyear Ltd.#,*,††	48,400	10,319
Boral Ltd.††	18,756	82,380
Brambles Ltd.††	12,481	104,976
Brickworks Ltd.††	1,116	13,330
Challenger Ltd.††	44,000	270,630
Coca-Cola Amatil Ltd.††	1,210	9,764
Cochlear Ltd.††	324	20,999
Commonwealth Bank of Australia††	6,729	478,497
Crown Ltd.††	3,064	39,301
CSL Ltd.††	868	61,284
Domino’s Pizza Enterprises L††	17,800	424,260
Downer EDI Ltd.††	40,700	171,870
Echo Entertainment Group Ltd.††	244,304	820,302
Fairfax Media Ltd.††	52,075	37,430
Fortescue Metals Group Ltd.#,††	11,545	35,632
GPT Group††	8,152	29,632
GrainCorp Ltd.††	3,989	30,853
Harvey Norman Holdings Ltd.#,††	9,633	32,394
Incitec Pivot Ltd.††	36,866	94,602
James Hardie Industries PLC††	2,466	26,304
Leighton Holdings Ltd.††	2,216	43,143
Lend Lease Group††	35,459	494,549
Macquarie Group Ltd.††	14,495	783,371
Metcash Ltd.#,††	50,197	125,371
Mineral Resources Ltd.††	24,300	182,154
Mirvac Group††	19,153	30,387
National Australia Bank Ltd.††	28,315	875,949
Newcrest Mining Ltd.††	17,105	140,289
Orica Ltd.††	13,071	238,602
Origin Energy Ltd.††	17,165	215,640

Description	Number of Shares	Value
Primary Health Care Ltd.††	56,018	$229,565
QBE Insurance Group Ltd.††	13,690	139,063
Rio Tinto Ltd.††	9,867	526,883
Sandfire Resources Nl††	40,411	200,528
Santos Ltd.††	39,659	454,464
Scentre Group*	14,877	47,457
Seek Ltd.††	56,327	826,595
Sims Metal Management Ltd.#,††	5,437	54,280
Skilled Group Ltd.††	65,800	134,368
Suncorp Group Ltd.††	16,739	217,813
Tabcorp Holdings Ltd.††	22,564	81,054
Tatts Group Ltd.††	32,697	100,089
Telstra Corp. Ltd.††	10,691	53,200
Toll Holdings Ltd.††	11,181	56,019
Tpg Telecom Ltd.	5,575	35,618
Transurban Group††	8,432	60,389
Treasury Wine Estates Ltd.††	10,695	43,667
Wesfarmers Ltd.††	19,942	776,100
Westfield Corp.	4,442	31,214
Westpac Banking Corp.††	12,489	383,342
Woodside Petroleum Ltd.††	7,654	271,874
Woolworths Ltd.††	6,874	218,151
WorleyParsons Ltd.††	919	10,969

TOTAL AUSTRALIA		$12,991,406

AUSTRIA – 0.5%
Ams AG††	22,300	799,656
Andritz AG††	569	27,496
Buwog AG††	365	6,748
Erste Group Bank AG#,††	46,345	1,182,609
Immofinanz AG*,††	7,310	22,130
OMV AG††	8,231	258,725
Raiffeisen International Bank Holding AG††	8,379	179,409
Voestalpine AG††	3,900	156,226

TOTAL AUSTRIA		$2,632,999

BAHRAIN – 0.0%**
Al-Salam Bank††	268,200	134,978
Gulf Finance House EC*,††	424,840	47,943

TOTAL BAHRAIN		$182,921

BELGIUM – 1.0%
Ageas††	4,379	146,381
Anheuser-Busch InBev NV††	35,260	3,910,132
Colruyt SA	454	20,678
Delhaize Group SA ADR	7,850	133,764
Delhaize Group SA††	7,644	522,657
KBC Groep NV††	1,809	97,172
Solvay SA††	1,700	232,083

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	10

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Telenet Group Holding NV*,††	726	$41,078
UCB SA††	595	47,985
Umicore SA††	2,556	100,319

TOTAL BELGIUM		$5,252,249

BERMUDA – 0.2%
GasLog Ltd.#	2,400	49,968
Pax Global Technology Ltd.††	779,000	836,686
Sihuan Pharmaceutical Holdings Group Ltd.††	69,000	55,097

TOTAL BERMUDA		$941,751

BOTSWANA – 0.1%
Barclays Bank of Botswana Ltd.††	100,300	39,201
Botswana Insurance Holdings Ltd.††	60,900	75,517
First National Bank of Botswana††	274,700	107,810
Sechaba Breweries Ltd.††	61,203	186,497
Standard Chartered Bank Botswana Ltd.	41,700	56,424

TOTAL BOTSWANA		$465,449

BRAZIL – 0.7%
ALL America Latina Logistica SA	17,200	47,132
Ambev SA	33,575	222,216
Banco do Brasil SA	8,167	91,396
BB Seguridade Participacoes SA	6,000	80,052
BM&FBovespa SA	11,907	52,378
BR Malls Participacoes SA	5,800	46,580
BRF SA	6,756	175,832
CCR SA	14,800	110,198
Centrais Eletricas Brasileiras SA	9,100	22,843
CETIP SA - Mercados Organizados	1,600	20,275
Cia de Saneamento Basico do Estado de Sao Paulo	9,000	70,427
Cia Energetica de Minas Gerais	2,768	16,767
Cia Siderurgica Nacional SA	4,700	15,648
Cielo SA	11,366	186,643
Cosan Logistica SA	1,200	2,010
Cosan SA Industria e Comercio	1,200	16,751
CPFL Energia SA	4,800	36,031
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,500	37,290
EDP - Energias do Brasil SA	10,300	40,196
Embraer SA	11,800	114,243
Gafisa SA	28,700	31,272
Itau Unibanco Holding SA ADR	94,161	1,389,816
Localiza Rent a Car SA	2,840	40,940
Lojas Renner SA	2,500	74,862
Marfrig Alimentos SA*	14,350	35,037
MRV Engenharia e Participacoes SA	6,800	22,503
Natura Cosmeticos SA	3,600	52,302

Description	Number of Shares	Value
PDG Realty SA Empreendimentos e
Participacoes*	31,200	$15,361
Souza Cruz SA	2,900	23,430
Tim Participacoes SA	12,106	65,809
Totvs SA	4,400	64,138
Tractebel Energia SA	3,200	43,585
Ultrapar Participacoes SA	3,000	65,438
Weg SA	5,070	59,807

TOTAL BRAZIL		$3,389,208

BULGARIA – 0.0%**
Central Cooperative Bank AD*,††	20,482	13,962
Chimimport AD*,††	10,600	12,316
Doverie Holding AD*,††	11,040	6,284
Olovno Tzinkov Komplex AD*	900	—
Petrol AD*,††	37,250	51,570
Sopharma AD Sofia††	14,000	34,944

TOTAL BULGARIA		$119,076

CANADA – 4.3%
Agnico Eagle Mines Ltd.	863	20,281
Agrium, Inc.	6,518	637,718
Air Canada*	23,500	193,913
Alimentation Couche Tard, Inc.	3,579	121,465
Athabasca Oil Corp.*	3,780	12,242
Bank of Montreal#	3,212	232,924
Bank Of Montreal#	1,041	75,577
Bank of Nova Scotia	4,663	285,560
Barrick Gold Corp. (2024644)	51,438	610,575
Baytex Energy Corp.#	436	13,323
BCE, Inc.	452	20,072
Blackberry Ltd.*	12,417	130,444
Blackberry Ltd. ADR*	5,039	52,910
Bombardier, Inc.	54,900	180,718
Bonavista Energy Corp.#	1,621	15,231
Brookfield Asset Management, Inc.	2,553	124,971
CAE, Inc.	1,400	17,937
Cameco Corp.	1,611	27,973
Canadian Imperial Bank of Commerce	6,520	595,220
Canadian National Railway Co.	2,336	164,694
Canadian Natural Resources Ltd. (136385101)	16,118	562,196
Canadian Natural Resources Ltd. (2171573)	5,353	186,800
Canadian Oil Sands Ltd.	700	10,968
Canadian Pacific Railway Ltd.	524	108,994
Canadian Tire Corp. Ltd.#	6,273	687,773
Canadian Utilities Ltd.	1,396	48,257
CCL Industries, Inc. Class B	5,700	576,246

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

11	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Cenovus Energy, Inc.	4,737	$117,222
Cogeco Cable, Inc.	5,800	316,284
Crescent Point Energy Corp.#	1,030	34,021
Dollarama, Inc.	6,835	600,508
Dorel Industries, Inc.	8,700	270,329
Eldorado Gold Corp.	28,899	157,964
Empire Co. Ltd.	3,934	272,157
Enbridge, Inc.	3,994	188,989
Enerplus Corp.#	2,066	29,586
Ensign Energy Services, Inc.	2,332	26,319
Fairfax Financial Holdings Ltd.	356	162,650
Finning International, Inc.	1,116	28,815
First Quantum Minerals Ltd.	6,517	98,300
Franco-Nevada Corp.	993	46,485
Genworth MI Canada, Inc.	1,061	37,091
Gildan Activewear, Inc.	958	57,069
Goldcorp, Inc.	9,550	179,274
Husky Energy, Inc.#	5,175	124,938
Imperial Oil Ltd.	2,245	108,022
Industrial Alliance Insurance & Financial Services, Inc.	1,794	72,298
Intact Financial Corp.	1,031	69,130
Keyera Corp.	3,800	302,301
Kinross Gold Corp.*	14,013	29,964
Laurentian Bank of Canada	5,700	250,748
Linamar Corp.	4,400	224,753
Loblaw Cos. Ltd.	310	16,151
Lundin Mining Corp.*	15,100	67,391
Magna International, Inc.	6,893	680,340
Manulife Financial Corp.	34,442	653,666
Metro, Inc.	4,300	302,169
National Bank of Canada#	10,600	495,460
Nevsun Resources Ltd.	49,900	168,687
New Gold, Inc.*	3,377	12,255
Onex Corp.	258	14,557
Open Text Corp.	10,600	585,467
Painted Pony Petroleum Ltd.*	6,000	56,856
Pan American Silver Corp.	589	5,436
Parex Resources, Inc.*	15,800	144,815
Pembina Pipeline Corp.#	1,807	74,970
Pengrowth Energy Corp.#	6,876	27,759
Penn West Petroleum Ltd. (B63FY34)	9,803	44,342
Peyto Exploration & Dev Corp.	700	19,757
Potash Corp. of Saskatchewan, Inc. (2696980)	2,536	86,562
Potash Corp. of Saskatchewan, Inc. (73755L107)	14,075	480,943

Description	Number of Shares	Value
Power Corp. of Canada	1,700	$44,859
Power Financial Corp.	2,672	78,260
Precision Drilling Corp.	3,100	25,792
Rogers Communications, Inc.	1,391	52,305
Royal Bank of Canada	5,300	376,250
Saputo, Inc.	1,600	45,400
Secure Energy Services, Inc.	15,600	288,871
Semafo, Inc.	34,900	85,156
Shaw Communications, Inc.#	16,100	413,411
Shawcor Ltd.	4,200	185,023
Silver Wheaton Corp.	1,891	32,869
SNC-Lavalin Group, Inc.	800	34,469
Sun Life Financial, Inc.#	4,730	168,249
Suncor Energy, Inc.	36,424	1,293,367
Talisman Energy, Inc.	28,234	180,121
Teck Resources Ltd. (2879327)	4,400	69,530
Teck Resources Ltd. (878742204)#	8,809	139,006
TELUS Corp.	2,114	75,759
Thomson Reuters Corp.	2,729	101,528
Tim Hortons, Inc.	800	64,821
Toronto-Dominion Bank	6,610	325,324
Tourmaline Oil Corp.*	1,041	37,343
TransAlta Corp.#	8,900	86,548
TransCanada Corp.	2,048	100,942
Transcontinental, Inc.	12,000	163,861
Valeant Pharmaceuticals International, Inc.*	30,917	4,109,282
Vermilion Energy, Inc.#	982	55,728
West Fraser Timber Co. Ltd.	4,400	230,843
Yamana Gold, Inc.	14,030	55,894

TOTAL CANADA		$22,378,593

CAYMAN ISLANDS – 0.8%
Tencent Holdings Ltd.††	268,921	4,322,172

CHILE – 0.4%
AES Gener SA	53,119	29,527
Aguas Andinas SA	57,100	34,432
Antarchile SA	5,564	73,443
Banco de Chile	861,492	105,445
Banco de Credito e Inversiones	1,241	69,758
Banco Santander Chile ADR	878,810	101,520
Banmedica SA	35,543	59,916
CAP SA	2,590	24,878
Cencosud SA	25,800	73,349
Cia Cervecerias Unidas SA ADR	2,500	53,275
Cia General de Electricidad SA	7,900	63,685
Colbun SA	160,447	43,624
Corpbanca SA	6,076,800	81,697

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	12

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Empresa Nacional de Electricidad SA ADR	2,110	$98,495
Empresas CMPC SA	40,150	98,857
Empresas COPEC SA	17,135	208,153
Enersis SA	404,755	129,364
ENTEL Chile SA	16,674	180,269
Latam Airlines Group SA	5,926	71,235
Parque Arauco SA	33,651	68,598
Quinenco SA	31,602	65,629
Ripley Corp. SA	37,500	20,502
SACI Falabella	21,748	159,434
Sociedad Matriz SAAM SA	373,941	31,382
Sonda SA	49,407	119,958
Vina Concha y Toro SA ADR	1,100	42,169

TOTAL CHILE		$2,108,594

CHINA – 1.4%
Agricultural Bank of China Ltd.††	132,000	61,340
Anhui Conch Cement Co. Ltd.††	15,000	49,123
Baidu, Inc. ADR*	1,500	358,155
Bank of China Ltd.††	384,000	183,802
Bank of Communications Co. Ltd.††	78,800	59,085
Belle International Holdings Ltd.††	55,000	69,989
Brilliance China Automotive Holdings Ltd.††	28,000	48,419
Byd Co. Ltd.††	6,000	38,116
China Agri-Industries Holdings Ltd.††	145,000	55,396
China CITIC Bank Corp. Ltd.††	42,000	27,361
China Coal Energy Co. Ltd.#,††	75,000	45,946
China Communications Construction Co. Ltd.††	96,000	73,698
China Construction Bank Corp.††	452,810	337,841
China COSCO Holdings Co. Ltd.#, *,††	135,500	60,847
China Eastern Airlines Corp. Ltd.*,††	74,000	28,175
China Gas Holdings Ltd.††	202,000	361,152
China Life Insurance Co. Ltd.††	42,000	125,327
China Longyuan Power Group Corp.††	37,000	39,456
China Mengniu Dairy Co. Ltd.††	15,000	66,258
China Merchants Bank Co. Ltd.††	23,052	42,721
China Merchants Holdings International Co. Ltd.††	18,000	56,898
China Minsheng Banking Corp. Ltd.††	72,000	72,238
China Mobile Ltd.††	54,000	671,896
China National Building Material Co. Ltd.#,††	34,000	31,524
China Oilfield Services Ltd.††	16,000	33,441
China Overseas Land & Investment Ltd.††	20,320	58,957
China Pacific Insurance Group Co. Ltd.††	18,800	70,353
China Petroleum & Chemical Corp.††	235,800	204,489
China Railway Construction Corp. Ltd.††	29,400	30,888
China Resources Enterprise Ltd.††	26,000	61,841
China Resources Land Ltd.††	28,000	66,599

Description	Number of Shares	Value
China Resources Power Holdings Co. Ltd.††	39,600	$115,262
China Shenhua Energy Co. Ltd.††	32,000	90,193
China Southern Airlines Co. Ltd.††	81,000	28,441
China Telecom Corp. Ltd.††	202,000	128,766
China Unicom Hong Kong Ltd.††	54,652	82,115
China Yurun Food Group Ltd.#, *,††	106,000	45,403
CNOOC Ltd.††	150,000	234,883
COSCO Pacific Ltd.††	38,000	50,004
Ctrip.com International Ltd. ADR*	1,600	93,280
Datang International Power Generation Co. Ltd.††	132,000	69,128
Dongfeng Motor Group Co. Ltd.††	30,000	46,394
Great Wall Motor Co. Ltd.††	10,000	43,947
Guangzhou Automobile Group Co. Ltd.††	64,974	57,809
Hengan International Group Co. Ltd.††	6,500	68,515
Industrial & Commercial Bank of China††	455,000	302,102
Inner Mongolia Yitai Coal Co.††	13,200	21,234
Intime Retail Group Co. Ltd.††	35,000	30,481
Jiangxi Copper Co. Ltd.††	20,000	35,526
Kingboard Chemical Holdings Ltd.††	136,200	268,335
Kunlun Energy Co. Ltd.††	28,000	37,168
Lenovo Group Ltd.††	40,000	58,960
NetEase, Inc. ADR	1,300	123,136
New Oriental Education & Technology Group ADR	2,600	56,160
Parkson Retail Group Ltd.††	84,000	24,601
PetroChina Co. Ltd.††	196,000	245,381
PICC Property & Casualty Co. Ltd.††	20,000	36,689
Ping An Insurance Group Co. of China Ltd.††	11,000	89,922
Qihoo 360 Technology Co. Ltd. ADR#, *	700	51,086
Shandong Weigao Group Medical Polymer Co. Ltd.††	64,000	64,719
Shanghai Electric Group Co. Ltd.††	90,000	45,092
Shanghai Industrial Holdings Ltd.††	13,000	40,083
SINA Corp.*	900	36,873
Sinopec Shanghai Petrochemical Co. Ltd.††	81,000	25,114
Sinopharm Group Co.-H	14,400	56,255
Sohu.com, Inc.*	700	34,013
Tingyi Cayman Islands Holding Corp.††	14,000	34,828
Want Want China Holdings Ltd.#,††	65,000	88,762
Wumart Stores, Inc.#,††	27,000	23,389
Xinjiang Goldwind Sci&Tec-H#,††	366,800	658,302
Yangzijiang Shipbuilding Holdings Ltd.††	28,000	24,647
Yantai Changyu Pioneer Wine Co. Ltd.††	9,100	28,597
Yanzhou Coal Mining Co. Ltd.††	40,000	33,824
Youku Tudou, Inc. ADR#,*	1,300	25,480
Zijin Mining Group Co. Ltd.#,††	90,000	23,046

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
ZTE Corp.#,††	11,440	$27,742

TOTAL CHINA		$7,297,018

COLOMBIA – 0.2%
Almacenes Exito SA	5,850	82,511
Banco de Bogota SA	1,748	57,771
Bancolombia SA ADR	1,630	92,209
Celsia SA Esp	6,600	19,247
Cementos Argos SA	7,800	39,806
Corp. Financiera Colombiana SA	1,700	33,463
Ecopetrol SA	64,690	86,463
Empresa de Energia de Bogota SA	67,410	53,404
Grupo Argos SA	3,700	40,246
Grupo Aval Acciones y Valores	107,700	72,236
Grupo de Inversiones Suramericana SA	3,700	76,931
Grupo Nutresa SA	8,078	109,146
Grupo Odinsa SA††	6,256	25,541
Interconexion Electrica SA ESP	13,178	56,363
Isagen SA ESP	48,800	64,276

TOTAL COLOMBIA		$909,613

CROATIA – 0.1%
Atlantska Plovidba DD*,††	262	15,760
Ericsson Nikola Tesla††	200	43,879
Hrvatski Telekom DD††	5,250	134,888
Koncar-Elektroindustrija DD††	720	85,703
Petrokemija DD*,††	1,500	6,441
Podravka DD*,††	1,000	50,171
Privredna Banka Zagreb DD	830	72,932
VIRO Tvornica Secera*,††	370	19,098
Zagrebacka Banka DD††	3,000	17,354

TOTAL CROATIA		$446,226

CZECH REPUBLIC – 0.2%
CEZ AS††	13,570	375,376
Komercni Banka AS††	1,400	299,938
Pegas Nonwovens SA††	1,790	51,204
Philip Morris CR AS††	180	79,894
Unipetrol AS*,††	15,059	88,091

TOTAL CZECH REPUBLIC		$894,503

DENMARK – 1.1%
AP Moeller - Maersk A/S Class A††	205	478,384
AP Moeller - Maersk A/S Class B††	50	113,748
Carlsberg A/S††	1,648	145,352
Coloplast A/S††	685	59,705
Danske Bank A/S††	5,976	164,103
DSV A/S††	1,213	36,307
H Lundbeck A/S††	1,328	28,161

Description	Number of Shares	Value
Novo Nordisk A/S Class B††	77,931	$3,522,694
Novozymes A/S††	1,740	80,574
Pandora A/S††	822	69,304
Royal Unibrew	2,131	348,341
Sydbank A/S	11,000	349,206
TDC A/S††	21,759	166,175
Tryg A/S††	98	10,605
Vestas Wind Systems A/S*,††	1,222	40,784
William Demant Holding A/S*,††	139	10,535

TOTAL DENMARK		$5,623,978

EGYPT – 0.3%
Alexandria Mineral Oils Co.††	6,200	60,967
Commercial International Bank Egypt SAE††	39,655	270,492
Eastern Tobacco††	3,670	90,349
Egyptian Financial Group-Hermes Holding*,††	30,365	73,226
Egyptian Kuwaiti Holding Co. SAE*,††	49,507	44,163
ElSwedy Electric Co.††	21,500	136,011
EZZ Steel*,††	27,000	62,565
Juhayna Food Industries††	84,000	113,185
Orascom Telecom Holding SAE*,††	272,255	167,474
Orascom Telecom Media & Technology Holding SAE*,††	224,975	37,443
Oriental Weavers††	8,100	56,844
Sidi Kerir Petrochemicals Co.††	30,650	77,230
Six of October Development*,††	8,300	18,957
Talaat Moustafa Group††	63,935	95,078

TOTAL EGYPT		$1,303,984

ESTONIA – 0.1%
AS Merko Ehitus††	4,300	37,782
AS Tallinna Vesi††	5,400	87,227
Nordecon AS††	12,000	15,255
Olympic Entertainment Group AS††	42,630	97,833
Tallink Group AS††	198,320	161,240
Tallinna Kaubamaja AS††	11,600	72,746

TOTAL ESTONIA		$472,083

FINLAND – 1.0%
Fortum OYJ††	11,711	271,599
Hpy Holding OYJ-A Shs	815	22,367
Huhtamaki OYJ††	10,300	261,364
Kesko OYJ††	1,647	62,463
Kone OYJ#,††	2,698	116,197
Neste Oil OYJ#,††	14,129	304,896
Nokia OYJ*,††	459,606	3,840,416
Nokian Renkaat OYJ#,††	1,315	37,149
Sampo Insurance Co. -A Free††	468	22,425

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	14

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Stora Enso OYJ††	15,540	$128,331
UPM-Kymmene OYJ††	6,175	97,951
Wartsila OYJ Abp††	1,520	70,479

TOTAL FINLAND		$5,235,637

FRANCE – 7.1%
Accor SA††	24,752	1,039,888
Air Liquide SA††	8,875	1,071,352
Alcatel-Lucent/France††	5,145	15,719
Alstom SA††	9,306	324,809
ArcelorMittal††	11,750	154,350
Arkema SA††	1,700	104,927
AtoS††	272	18,797
AXA SA††	183,787	4,245,207
BNP Paribas SA††	15,555	977,507
Bouygues SA††	7,029	243,020
Bureau Veritas SA††	1,528	37,793
Carrefour††	546	16,003
Casino Guichard Perrachon SA††	1,573	161,285
Christian Dior SA††	241	42,645
Cie de St-Gobain#,††	46,009	1,977,689
Cie Generale des Etablissements Michelin††	1,296	112,567
CNP Assurances††	6,115	114,320
Credit Agricole SA††	24,899	368,461
Danone SA††	29,864	2,040,681
Edenred††	1,941	53,809
Electricite de France SA††	22,037	650,717
Essilor International SA††	21,474	2,371,198
Eurazeo††	543	36,344
Eutelsat Communications SA††	577	18,706
GDF Suez††	28,140	683,236
Gemalto NV††	147	11,244
Groupe Eurotunnel SA††	4,199	53,072
Iliad SA††	79	17,273
JCDecaux SA††	23,113	767,139
Kering††	249	48,053
Lafarge SA††	6,257	434,237
Lagardere SCA††	2,100	51,106
Legrand SA††	26,613	1,432,344
L’Oreal SA††	12,884	2,021,963
LVMH Moet Hennessy Louis Vuitton SA††	9,554	1,621,733
Natixis††	24,221	166,725
Orange SA††	39,215	624,317
Pernod-Ricard SA††	21,213	2,416,408
Peugeot SA*,††	18,547	220,422
Publicis Groupe SA††	1,378	95,575
Renault SA††	6,071	451,599

Description	Number of Shares	Value
Rexel SA††	4,831	$81,205
Sa des Ciments Vicat††	165	11,284
Sanofi††	10,767	976,998
Schneider Electric SA††	46,173	3,637,789
SCOR SE††	6,334	194,089
SES SA††	2,857	98,628
Societe BIC SA††	157	19,585
Societe Generale SA††	14,522	699,829
Sodexo††	699	67,435
STMicroelectronics NV††	10,490	70,071
Suez Environnement Co.*,††	2,225	37,485
Technip SA††	714	51,587
Teleperformance††	10,100	636,446
Thales SA††	5,700	283,062
Total SA††	17,816	1,063,673
Ubisoft Entertainment*,††	38,000	688,003
Valeo SA††	2,918	327,196
Vallourec SA††	1,590	58,110
Veolia Environnement SA††	1,458	24,216
Vinci SA#,††	1,080	61,644
Vivendi SA††	21,905	535,123
Zodiac Aerospace††	1,495	45,617

TOTAL FRANCE		$36,983,315

GERMANY – 7.0%
Adidas AG††	1,411	102,814
Allianz SE††	28,191	4,482,988
Aurelius AG††	5,400	188,201
BASF SE††	6,770	598,198
Bayer AG††	3,543	506,726
Bayerische Motoren Werke AG††	9,480	1,016,612
Brenntag AG††	627	30,423
Celesio AG††	1,825	60,210
Commerzbank AG*,††	15,304	231,403
Continental AG††	451	88,831
Daimler AG††	51,426	4,009,627
Deutsche Bank AG††	18,327	573,184
Deutsche Boerse AG††	461	31,552
Deutsche Lufthansa AG††	5,417	80,240
Deutsche Post AG††	4,312	135,784
Deutsche Telekom AG††	7,569	114,090
Duerr AG††	200	14,049
E.ON AG††	30,687	529,047
Fraport AG Frankfurt Airport Services Worldwide††	520	32,220
Freenet AG††	12,600	330,594
Fresenius Medical Care AG & Co. KGaA††	13,736	1,008,190

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Fresenius SE & Co. KGaA††	25,662	$1,320,463
GEA Group AG††	89,394	4,123,532
Hannover Rueck SE††	364	30,382
HeidelbergCement AG††	2,771	189,167
Henkel AG & Co. KGaA††	41,700	3,795,483
K+S AG#,††	3,051	85,503
Lanxess AG††	790	41,148
Linde AG††	14,191	2,619,021
Merck KGaA††	4,674	423,110
Metro AG#,††	4,252	135,547
Muenchener Rueckversicherungs AG††	3,932	774,162
Osram Licht AG*,††	1,048	36,815
ProSiebenSat.1 Media AG††	1,194	48,233
Rheinmetall AG††	2,600	112,025
RWE AG††	4,651	165,026
SAP AG††	46,102	3,141,176
Siemens AG††	3,113	351,125
Stada Arzneimittel AG††	5,400	208,067
Suedzucker AG#,††	10,789	150,226
Symrise AG††	70,118	3,953,200
Telefonica Deutschland Holdi††	1,300	6,397
ThyssenKrupp AG††	1,809	43,600
United Internet AG††	702	27,531
Volkswagen AG††	2,644	563,881

TOTAL GERMANY		$36,509,803

GHANA – 0.1%
CAL Bank Ltd.††	498,146	154,517
Ghana Commercial Bank Ltd.††	92,696	152,101
HFC Bank Ghana Ltd.	160,050	66,998
Produce Buying Co. Ltd.*	288,000	12,502
Standard Chartered Bank Ghana Ltd.††	13,200	77,267

TOTAL GHANA		$463,385

GREECE – 0.2%
Alpha Bank AE*,††	75,400	49,155
Dryships, Inc.#,*	13,900	20,572
Ellaktor SA††	8,300	23,429
FF Group††	800	26,183
Frigoglass SA*,††	3,182	8,811
GEK Terna Holding Real Estate Construction SA††	7,360	18,833
Hellenic Petroleum SA††	3,284	16,862
Hellenic Telecommunications Organization SA††	13,519	152,691
Jumbo SA††	4,495	49,291
Metka SA††	1,500	14,669
Motor Oil Hellas Corinth Refineries SA††	4,200	30,769

Description	Number of Shares	Value
Mytilineos Holdings SA*,††	3,042	$19,589
National Bank of Greece SA*,††	15,500	37,388
OPAP SA††	9,420	114,123
Piraeus Bank SA*,††	39,200	57,006
Public Power Corp. SA††	5,900	44,818
Titan Cement Co. SA*,††	3,548	78,635
Viohalco SA*,††	4,300	13,874

TOTAL GREECE		$776,698

HONG KONG – 1.3%
AIA Group Ltd.††	61,200	341,522
ASM Pacific Technology Ltd.††	1,100	12,101
Bank of East Asia Ltd.††	13,200	55,124
Cathay Pacific Airways Ltd.††	10,000	18,757
Cheung Kong Holdings Ltd.††	84,368	1,497,725
Cheung Kong Infrastructure Holdings Ltd.††	3,000	21,913
China Taiping Insurance Hold	271,300	582,400
CLP Holdings Ltd.††	9,000	77,500
Comba Telecom Systems Holdin#	1,350,800	619,759
Dah Sing Financial Holdings Ltd.††	49,044	305,383
Galaxy Entertainment Group Ltd.††	4,000	27,352
Hang Lung Group Ltd.††	10,000	50,311
Hang Lung Properties Ltd.††	140,301	438,122
Henderson Land Development Co. Ltd.††	8,094	54,681
HKT Trust / HKT Ltd.††	346	422
Hong Kong & China Gas Co. Ltd.††	54,587	127,471
Hong Kong Exchanges and Clearing Ltd.††	5,200	115,256
Hongkong & Shanghai Hotels††	6,000	9,501
Hopewell Highway Infrastruct	500	241
Hopewell Holdings Ltd.††	10,000	35,488
Huabao International Holdings Ltd.††	569,000	406,866
Hutchison Whampoa Ltd.††	25,400	322,086
Hysan Development Co. Ltd.††	8,000	36,503
Kerry Logistics Network Ltd.††	2,500	4,070
Kerry Properties Ltd.††	5,000	17,152
MTR Corp. Ltd.††	9,000	36,697
New World Development Co. Ltd.††	169,217	212,707
Orient Overseas International Ltd.††	2,500	14,243
Sands China Ltd.††	18,000	112,268
Shangri-La Asia Ltd.††	20,857	30,284
Sino Land Co. Ltd.††	54,000	89,256
Skyworth Digital Hldgs Ltd.††	486,000	266,444
Sun Hung Kai Properties Ltd.††	26,165	390,411
Swire Pacific Ltd.††	6,000	78,699
Wharf Holdings Ltd.††	14,000	103,545
Wheelock & Co. Ltd.††	14,703	70,870
Wynn Macau Ltd.††	20,000	72,302

TOTAL HONG KONG		$6,655,432

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	16

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
HUNGARY – 0.2%
Magyar Telekom Telecommunications PLC††	81,250	$112,450
MOL Hungarian Oil & Gas PLC††	4,913	233,778
OTP Bank PLC††	18,150	300,594
Richter Gedeon Nyrt††	15,760	240,415

TOTAL HUNGARY		$887,237

INDIA – 0.2%
GAIL India Ltd. GDR††	1,170	61,762
ICICI Bank Ltd. ADR	3,600	202,896
Infosys Ltd. ADR#	5,300	354,358
Reliance Industries Ltd. GDR††,•, Ω	8,800	284,436
State Bank of India GDR#,††	850	74,659
Tata Motors Ltd. ADR	2,390	112,569
Wipro Ltd. ADR	7,400	90,280

TOTAL INDIA		$1,180,960

INDONESIA – 0.4%
Adaro Energy Tbk PT††	470,600	44,254
AKR Corporindo Tbk PT††	143,500	58,464
Aneka Tambang Persero Tbk PT††	221,500	17,790
Astra International Tbk PT††	309,500	173,540
Bank Central Asia Tbk PT††	215,500	232,641
Bank Danamon Indonesia Tbk PT††	81,122	28,291
Bank Mandiri Persero Tbk PT††	117,900	101,259
Bank Negara Indonesia Persero Tbk PT††	142,000	69,987
Bank Rakyat Indonesia Persero Tbk PT††	133,300	122,156
Bumi Resources Tbk PT*,††	1,083,000	12,388
Bumi Serpong Damai PT††	230,800	30,671
Charoen Pokphand Indonesia Tbk PT††	200,000	69,555
Gudang Garam Tbk PT††	6,700	32,063
Indo Tambangraya Megah Tbk PT††	21,000	36,847
Indocement Tunggal Prakarsa Tbk PT††	48,000	95,135
Indofood Sukses Makmur Tbk PT††	148,000	83,596
Indosat Tbk PT††	70,500	21,386
International Nickel Indones††	89,700	28,111
Kalbe Farma Tbk PT††	274,000	38,687
Lippo Karawaci Tbk PT††	501,000	44,375
Perusahaan Gas Negara Persero Tbk PT††	275,000	135,462
Semen Indonesia Persero Tbk PT††	100,500	132,012
Surya Semesta Internusa Tbk PT††	410,000	25,764
Tambang Batubara Bukit Asam Persero Tbk PT††	25,000	26,821
Telekomunikasi Indonesia Persero Tbk PT††	1,046,200	238,269
Unilever Indonesia Tbk PT††	24,000	60,426
United Tractors Tbk PT††	75,500	114,684
XL Axiata Tbk PT††	70,000	32,011

TOTAL INDONESIA		$2,106,645

Description	Number of Shares	Value
IRELAND – 2.0%
Bank of Ireland*,††	132,783	$52,271
CRH PLC††	78,452	1,743,213
Endo International PLC*	57,371	3,839,267
Icon PLC	14,300	752,323
Kerry Group PLC††	1,324	89,935
Mallinckrodt PLC*	41,785	3,851,741
Permanent TSB Group Holdings PLC*	38,000	3,429

TOTAL IRELAND		$10,332,179

ISRAEL – 0.9%
Bank Hapoalim BM††	28,839	148,459
Bank Leumi Le-Israel BM*,††	33,099	118,283
Check Point Software Technologies	52,813	3,921,365
Teva Pharmaceutical Industries Ltd.††	8,701	491,149
Teva Pharmaceutical Industries Ltd. ADR	700	39,529

TOTAL ISRAEL		$4,718,785

ITALY – 1.0%
Assicurazioni Generali SpA††	4,642	95,256
Atlantia SpA††	1,615	38,142
Banca Intes SpA-Rnc††	13,490	34,491
Banca Monte Dei Paschi Siena††	17,224	13,178
Banco Popolare Sc*,††	888	12,899
Brembo-SpA††	6,400	212,233
Enel SpA††	136,504	697,524
Eni SpA††	23,514	500,963
ERG SpA††	10,500	120,400
Exor SpA††	1,244	54,284
Finmeccanica SpA*,††	5,982	54,056
Intesa Sanpaolo SpA††	596,536	1,753,670
Luxottica Group SpA††	672	34,277
Mediobanca SpA††	4,958	43,759
Pirelli & C. SpA††	60,250	807,936
Prysmian SpA††	1,573	27,262
Saipem SpA#,*,††	1,916	29,995
Telecom Italia SpA ADR	4,715	53,280
UniCredit SpA††	68,473	495,930
Unione di Banche Italiane SCPA††	36,035	283,000

TOTAL ITALY		$5,362,535

JAPAN – 14.9%
ABC-Mart, Inc.††	9,100	524,712
Aeon Co. Ltd.††	14,700	145,454
Aeon Mall Co. Ltd.††	440	8,077
Ain Pharmaciez, Inc.††	8,400	227,558
Aisin Seiki Co. Ltd.††	3,300	109,919
Ajinomoto Co., Inc.††	6,000	113,284
Amada Co. Ltd.††	3,600	31,441

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Aoyama Trading Co. Ltd.††	400	$9,514
Asahi Glass Co. Ltd.††	24,000	124,913
Asahi Group Holdings Ltd.††	3,100	96,158
Asahi Kasei Corp.††	29,000	237,980
Asics Corp.††	2,000	46,834
Astellas Pharma, Inc.††	4,500	69,842
Autobacs Seven Co. Ltd.††	1,200	17,604
Bank of Kyoto Ltd.††	4,000	34,662
Bank of Yokohama Ltd.††	28,000	161,819
Benesse Holdings, Inc.††	400	12,622
Bridgestone Corp.††	4,500	150,380
Brother Industries Ltd.††	18,700	332,945
Canon Marketing Japan, Inc.††	1,600	32,711
Canon, Inc.††	4,000	122,721
Casio Computer Co. Ltd.#,††	4,200	66,971
Central Glass Co. Ltd.††	82,000	268,070
Central Japan Railway Co.††	500	74,575
Chiba Bank Ltd.††	16,000	113,648
Chiyoda Corp.††	2,000	20,604
Chugai Pharmaceutical Co. Ltd.††	2,700	84,409
Citizen Holdings Co. Ltd.††	5,700	37,445
Coca-Cola West Co. Ltd.††	1,400	19,985
Cosmo Oil Co. Ltd.††	12,000	18,698
Credit Saison Co. Ltd.#,††	1,500	31,666
Dai Nippon Printing Co. Ltd.††	12,000	118,282
Daido Steel Co. Ltd.#,††	5,000	19,181
Daihatsu Motor Co. Ltd.††	2,000	28,386
Dai-ichi Life Insurance Co. Ltd.††	9,900	149,824
Dainippon Ink & Chemicals, Inc.	7,000	14,346
Dainippon Sumitomo Pharma Co. Ltd.††	1,400	16,514
Daishi Bank Ltd.#,††	6,000	21,232
Daito Trust Construction Co. Ltd.††	600	74,760
Daiwa House Industry Co. Ltd.††	3,000	56,759
Daiwa Securities Group, Inc.††	485,197	3,834,493
DCM Holdings Co. Ltd.††	28,600	191,601
Denso Corp.††	1,100	50,417
Dentsu, Inc.††	32,465	1,207,033
Dip Corp.#,††	12,800	460,934
East Japan Railway Co.††	2,200	171,827
Eizo Nanao Corp.††	9,500	173,688
Ezaki Glico Co. Ltd.	9,800	317,240
FamilyMart Co. Ltd.††	300	12,046
FANUC Corp.††	18,396	3,242,033
Fast Retailing Co. Ltd.††	500	185,879
Fuji Heavy Industries Ltd.††	1,000	33,283
Fuji Media Holdings, Inc.††	1,800	24,836
FUJIFILM Holdings Corp.††	9,457	317,458
Fujitsu Ltd.#,††	17,000	103,351

Description	Number of Shares	Value
Fukuoka Financial Group, Inc.††	24,690	$126,340
Geo Holdings Corp.††	20,000	176,600
Glory Ltd.††	1,200	30,923
Gree, Inc.#,††	900	6,445
H2O Retailing Corp.††	1,000	16,632
Hachijuni Bank Ltd.††	2,000	12,246
Hakuhodo DY Holdings, Inc.††	1,300	12,856
Hamamatsu Photonics KK††	300	13,629
Hankyu Hanshin Holdings, Inc.††	12,000	70,555
Hikari Tsushin, Inc.††	500	33,168
Hino Motors Ltd.††	15,100	220,960
Hirose Electric Co. Ltd.††	300	36,783
Hiroshima Bank Ltd.††	4,000	19,998
Hisamitsu Pharmaceutical Co., Inc.††	300	10,098
Hitachi Chemical Co. Ltd.††	2,200	38,776
Hitachi Construction Machinery Co. Ltd.††	800	16,364
Hitachi High-Technologies Corp.††	300	9,165
Hitachi Ltd.††	14,000	110,005
Hitachi Metals Ltd.††	4,000	67,531
Hitachi Transport System Ltd.††	1,300	17,204
Hokkaido Electric Power Co., Inc.#,*,††	7,300	61,286
Honda Motor Co. Ltd.††	18,700	597,825
House Foods Corp.#,††	1,600	27,380
Hoya Corp.††	1,500	53,080
HULIC Co. Ltd.#,††	3,700	40,935
Ibiden Co. Ltd.††	5,800	87,185
Idemitsu Kosan Co. Ltd.††	1,200	23,208
IHI Corp.††	19,000	91,592
Inpex Corp.††	3,016	38,576
Isetan Mitsukoshi Holdings Ltd.††	4,166	56,716
Isuzu Motors Ltd.††	7,000	91,332
ITOCHU Corp.††	49,600	599,591
J Front Retailing Co. Ltd.††	3,500	46,584
Japan Airlines Co. Ltd.††	1,200	32,223
Japan Aviation Electronics Industry Ltd.††	16,900	334,837
Japan Exchange Group, Inc.††	167,732	4,160,774
Japan Tobacco, Inc.††	74,110	2,528,563
JFE Holdings, Inc.††	7,998	158,680
JGC Corp.††	2,000	51,400
Joyo Bank Ltd.#,††	9,000	48,192
Juroku Bank Ltd.††	3,000	11,832
JX Holdings, Inc.††	89,682	384,166
Kajima Corp.††	5,000	22,248
Kamigumi Co. Ltd.††	4,000	38,567
Kaneka Corp.††	9,000	49,449
Kansai Electric Power Co., Inc.*,††	9,600	94,805
Kansai Paint Co. Ltd.††	2,000	30,573
Kao Corp.††	3,700	144,278

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	18

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Kawasaki Kisen Kaisha Ltd.††	21,000	$47,846
KDDI Corp.††	7,400	485,954
Keikyu Corp.††	4,000	33,280
Keio Corp.††	5,000	37,979
Keisei Electric Railway Co. Ltd.††	1,000	11,754
Keyence Corp.††	330	159,912
Kintetsu Corp.††	12,000	41,743
Kirin Holdings Co. Ltd.	500	6,482
Kobe Steel Ltd.††	64,000	101,686
Koito Manufacturing Co. Ltd.††	21,100	635,791
Komatsu Ltd.††	57,147	1,349,204
Konica Minolta, Inc.††	8,500	94,977
Kubota Corp.††	8,000	127,344
Kuraray Co. Ltd.††	4,500	52,268
Kyocera Corp.††	2,974	137,135
Kyowa Exeo Corp.††	16,100	197,148
Kyushu Electric Power Co., Inc.*,††	2,600	28,209
Lawson, Inc.††	500	33,919
LIXIL Group Corp.#,††	19,103	418,935
M3, Inc.††	2,448	40,853
Makita Corp.††	400	22,400
Marubeni Corp.††	62,700	403,126
Marui Group Co. Ltd.††	5,100	43,101
Mazda Motor Corp.*,††	800	18,901
McDonald’s Holdings Co. Japan Ltd.#,††	300	7,322
Medipal Holdings Corp.††	1,200	13,301
Megmilk Snow Brand Co. Ltd.††	17,500	232,192
Minebea Co. Ltd.††	48,000	657,717
Miraca Holdings, Inc.††	3,400	142,730
Misumi Group, Inc.	5,000	153,572
Mitsubishi Chemical Holdings Corp.††	32,500	160,091
Mitsubishi Corp.††	27,410	537,465
Mitsubishi Electric Corp.††	3,000	38,681
Mitsubishi Estate Co. Ltd.††	9,659	246,060
Mitsubishi Gas Chemical Co., Inc.††	2,000	11,966
Mitsubishi Heavy Industries Ltd.††	21,000	130,999
Mitsubishi Materials Corp.††	32,000	100,157
Mitsubishi UFJ Financial Group, Inc.††	302,894	1,765,634
Mitsui & Co. Ltd.††	18,437	278,382
Mitsui Chemicals, Inc.††	18,000	52,141
Mitsui Fudosan Co. Ltd.††	5,000	160,832
Mitsui OSK Lines Ltd.#,††	28,000	88,462
Mizuho Financial Group, Inc.††	612,900	1,116,898
Mochida Pharmaceutical Co. Ltd.††	3,000	187,600
MS&AD Insurance Group Holdings††	7,482	161,737
Murata Manufacturing Co. Ltd.	200	21,732
Nabtesco Corp.††	1,000	24,201
Nagase & Co. Ltd.††	3,000	38,858

Description	Number of Shares	Value
Namco Bandai Holdings, Inc.††	2,100	$52,117
NEC Corp.††	60,000	212,183
NGK Insulators Ltd.††	9,000	193,842
Nihon Kohden Corp.††	2,500	127,817
Nikon Corp.#,††	7,300	100,022
Nintendo Co. Ltd.††	500	53,889
Nippon Electric Glass Co. Ltd.††	15,000	69,751
Nippon Express Co. Ltd.††	20,000	87,979
Nippon Meat Packers, Inc.	30,000	691,791
Nippon Paint Co. Ltd.#,††	2,000	45,415
Nippon Paper Industries Co. Ltd.#,††	2,200	32,378
Nippon Steel & Sumitomo Metal Corp.††	132,442	349,494
Nippon Telegraph & Telephone Corp.††	12,800	796,401
Nippon Yusen KK††	41,000	106,295
Nishi-Nippon City Bank Ltd.††	27,000	74,013
Nissan Motor Co. Ltd.††	42,000	383,112
Nisshin Seifun Group, Inc.††	7,865	79,531
Nisshinbo Holdings, Inc.††	3,000	24,775
Nitto Denko Corp.††	900	48,676
NKSJ Holdings, Inc.††	6,800	171,228
NOK Corp.††	25,300	640,962
Nomura Holdings, Inc.††	9,300	58,091
Nomura Real Estate Holdings, Inc.	1,100	19,441
North Pacific Bank Ltd.††	8,800	36,278
NTN Corp.*	5,000	21,619
NTT Data Corp.††	1,700	66,455
NTT DoCoMo, Inc.††	29,133	491,353
NTT Urban Development Corp.††	600	6,791
Odakyu Electric Railway Co. Ltd.††	6,000	56,312
Oji Paper Co. Ltd.††	34,000	122,928
Omron Corp.††	85,035	4,025,104
Onward Holdings Co. Ltd.††	2,000	12,290
Oriental Land Co. Ltd.††	500	106,920
ORIX Corp.††	1,600	22,208
Otsuka Corp.††	900	33,465
Otsuka Holdings Co. Ltd.††	13,600	477,061
Pal Co. Ltd.	6,600	198,490
Paltac Corp.††	14,200	173,032
Panasonic Corp.††	5,800	69,781
Paramount Bed Holdings Co. Ltd.††	7,200	204,784
Rakuten, Inc.#,††	2,300	25,936
Rengo Co. Ltd.††	7,000	30,814
Resona Holdings, Inc.††	135,100	772,744
Ricoh Co. Ltd.††	18,400	190,023
Rinnai Corp.††	200	17,765
Samantha Thavasa Japan Ltd.††	26,000	229,699
San-In Godo Bank Ltd.††	2,000	15,409
Sankyo Co. Ltd.††	700	25,474

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

19	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Sankyu, Inc.††	34,000	$157,191
Santen Pharmaceutical Co. Ltd.††	400	23,875
Secom Co. Ltd.††	1,400	86,275
Seibu Holdings, Inc.	1,500	28,840
Seiko Epson Corp.††	17,400	807,442
Sekisui House Ltd.††	15,100	187,767
Seven & I Holdings Co. Ltd.††	1,600	62,490
Seven Bank Ltd.††	1,000	4,176
Shiga Bank Ltd.††	4,000	22,403
Shimamura Co. Ltd.††	100	8,795
Shimano, Inc.††	300	39,782
Shin-Etsu Chemical Co. Ltd.††	2,700	173,309
Shionogi & Co. Ltd.††	1,700	44,475
Shizuoka Bank Y50	2,000	20,666
Showa Denko KK††	19,000	25,143
SMC Corp.††	8,887	2,520,651
Softbank Corp.††	58,957	4,292,035
Sony Corp.††	17,325	342,053
Sony Financial Holdings, Inc.††	2,500	39,912
Sumco Corp.#,††	8,300	111,628
Sumitomo Chemical Co. Ltd.††	37,000	126,926
Sumitomo Corp.††	28,507	304,161
Sumitomo Electric Industries Ltd.††	17,700	241,934
Sumitomo Forestry Co. Ltd.#,††	1,000	10,508
Sumitomo Heavy Industries Ltd.††	8,000	43,859
Sumitomo Metal Mining Co. Ltd.††	22,798	316,266
Sumitomo Mitsui Financial Group, Inc.††	28,400	1,158,235
Sumitomo Mitsui Trust Holdings, Inc.††	35,000	142,895
Sumitomo Rubber Industries Ltd.††	5,300	73,252
Suruga Bank Ltd.††	1,000	20,906
Suzuki Motor Corp.††	2,523	84,567
Sysmex Corp.††	96,300	4,111,061
T&D Holdings, Inc.††	11,300	145,561
Tadano Ltd.	7,000	104,639
Taisho Pharmaceutical Holdings Co. Ltd.††	200	14,038
Takashimaya Co. Ltd.††	5,000	42,593
Takeda Pharmaceutical Co. Ltd.#,††	2,500	108,371
Takeuchi Manufacturing Co. Ltd.††	2,900	121,900
TDK Corp.††	3,100	175,963
Teijin Ltd.††	12,000	29,338
Temp Holdings Co. Ltd.	19,400	630,395
Tobu Railway Co. Ltd.††	7,000	35,410
Toho Co. Ltd.††	300	6,881
Tokai Rika Co. Ltd.††	900	17,142
Tokai Tokyo Securities Co.††	563,500	3,822,622
Tokio Marine Holdings, Inc.††	40,405	1,295,712
Tokyo Tatemono Co. Ltd.††	3,000	26,188
Tokyu Corp.††	12,000	79,234

Description	Number of Shares	Value
Toppan Printing Co. Ltd.††	6,000	$40,825
Toray Industries, Inc.††	6,000	40,281
Toshiba Corp.††	10,000	44,161
Tosoh Corp.	6,000	26,091
TOTO Ltd.††	1,000	11,284
Toyo Ink SC Holdings Co. Ltd.††	1,000	4,613
Toyo Seikan Kaisha Ltd.††	3,300	40,018
Toyo Tire & Rubber Co. Ltd.††	18,000	296,932
Toyoda Gosei Co. Ltd.††	1,000	19,212
Toyota Motor Corp.††	12,100	728,144
Toyota Tsusho Corp.††	4,600	115,989
TPR Co. Ltd.	15,200	360,328
Tsumura & Co.††	300	6,713
Ube Industries Ltd.#,††	15,000	23,225
Unicharm Corp.††	2,400	55,808
UNY Group Holdings Co. Ltd.††	6,000	31,809
Ushio, Inc.††	2,400	25,187
West Japan Railway Co.††	5,700	271,693
Yahoo Japan Corp.††	7,700	27,740
Yakult Honsha Co. Ltd.††	400	22,152
Yamada Denki Co. Ltd.#,††	22,900	73,409
Yamaguchi Financial Group, Inc.††	7,000	66,856
Yamaha Motor Co. Ltd.††	3,800	71,887
Yamato Holdings Co. Ltd.††	1,100	23,520
Yamato Kogyo Co. Ltd.††	700	22,676
Yamazaki Baking Co. Ltd.††	3,000	37,088
Yaskawa Electric Corp.#,††	301,200	3,904,212
Yokogawa Electric Corp.#,††	700	9,739
Yokohama Rubber Co. Ltd.††	42,100	382,164
Zenkoku Hosho Co. Ltd.††	25,500	805,863

TOTAL JAPAN		$77,714,478

JORDAN – 0.1%
Al Eqbal Co. For Investment P	1,440	23,954
Arab Bank PLC††	18,768	197,473
Arab Potash Co.††	2,100	66,807
Bank of Jordan††	8,070	29,005
Capital Bank of Jordan††	11,634	25,821
Jordan Ahli Bank*,††	20,342	36,672
Jordan Petroleum Refinery Co.††	4,022	21,666
Jordan Phosphate Mines††	1,700	14,586
Jordan Steel	8,559	7,430
Jordan Telecommunications Co. PSC††	4,950	21,728
Jordanian Electric Power Co.††	12,017	45,927

TOTAL JORDAN		$491,069

KAZAKHSTAN – 0.1%
Halyk Savings Bank of Kazakhstan JSC GDR††	10,490	102,874

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	20

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Kazakhmys PLC*,††	24,003	$88,554
Kazkommertsbank JSC GDR#,*,††	28,000	104,963
KazMunaiGas Exploration Production JSC GDR††	9,600	153,247
KCell JSC GDR††	8,400	112,866

TOTAL KAZAKHSTAN		$562,504

KENYA – 0.1%
ARM Cement Ltd.††	31,800	31,173
Bamburi Cement Co. Ltd.††	6,600	11,590
Barclays Bank of Kenya Ltd.††	135,900	25,527
East African Breweries Ltd.††	25,180	78,609
Equity Bank Ltd.††	141,500	79,950
Kenya Airways Ltd.*,††	154,800	15,673
Kenya Commercial Bank Ltd.††	128,700	78,489
Kenya Power & Lighting Ltd.††	58,087	11,032
Nation Media Group Ltd.††	16,244	54,043
Safaricom Ltd.††	782,500	106,369
Standard Chartered Bank Kenya Ltd.††	10,458	39,284

TOTAL KENYA		$531,739

LATVIA – 0.0%**
Latvian Shipping Co.*,††	36,206	17,622

LEBANON – 0.0%**
Solidere GDR#,*,††	19,314	214,890

LITHUANIA – 0.0%**
Apranga PVA††	22,400	73,552
Invalda Privatus Kapitalas AB*,††	7,855	17,078
Lesto AB††	19,018	21,775
Lietuvos Energijos Gamyba AB††	10,949	10,843
Litgrid AB††	8,818	7,743
Panevezio Statybos Trestas††	16,900	20,483
Pieno Zvaigzdes††	10,687	21,767
Siauliu Bankas*,††	66,801	24,196

TOTAL LITHUANIA		$197,437

MALAYSIA – 0.6%
Alliance Financial Group Bhd††	14,400	20,988
AMMB Holdings Bhd††	18,600	38,349
Astro Malaysia Holdings Bhd††	21,000	21,076
Axiata Group Bhd††	37,600	80,603
Batu Kawan Bhd††	7,300	40,933
Boustead Holdings Bhd††	17,400	26,720
British American Tobacco Malaysia Bhd††	1,800	38,059
Bumi Armada Bhd††	53,100	25,357
CIMB Group Holdings Bhd††	32,500	64,176
Dialog Group Bhd††	65,520	32,319
DiGi.Com Bhd††	35,500	66,826

Description	Number of Shares	Value
Felda Global Ventures Holdings Bhd††	27,800	$30,928
Gamuda Bhd††	47,300	73,704
Genting Bhd††	380,808	1,128,968
Genting Malaysia Bhd††	44,500	58,195
Hong Leong Bank Bhd††	6,400	28,453
IHH Healthcare Bhd††	44,800	67,419
IJM Corp. Bhd††	24,060	50,586
IOI Corp. Bhd††	37,780	56,168
IOI Properties Group Bhd††	24,189	20,230
KLCC Property Holdings Bhd††	11,200	23,425
Kuala Lumpur Kepong Bhd††	5,700	39,851
Lafarge Malayan Cement Bhd††	16,000	50,967
Magnum Bhd††	20,738	18,851
Malayan Banking Bhd††	26,790	79,034
Maxis Bhd††	23,100	47,341
MMC Corp. Bhd††	24,100	19,348
Muhibbah Engineering M Bhd††	32,000	28,211
Petronas Chemicals Group Bhd††	53,700	100,351
Petronas Dagangan Bhd††	6,500	40,366
Petronas Gas Bhd††	6,200	42,514
PPB Group Bhd††	8,100	38,957
Public Bank Bhd††	12,900	72,726
RHB Capital Bhd††	18,000	48,149
Sapurakencana Petroleum Bhd††	68,117	70,614
Sime Darby Bhd††	52,346	154,047
Ta Ann Holdings Bhd††	19,008	22,250
Telekom Malaysia Bhd††	22,900	50,139
Tenaga Nasional Bhd††	22,325	90,701
UMW Holdings Bhd††	7,100	25,241
WCT Holdings Bhd††	41,193	27,205
YTL Corp. Bhd††	57,476	29,013
YTL Power International Bhd*,††	37,501	18,129

TOTAL MALAYSIA		$3,107,487

MARSHALL ISLANDS – 0.0%**
Diana Shipping, Inc.#,*	2,211	18,683

MAURITIUS – 0.1%
Alteo Ltd.††	36,100	40,140
CIM Financial Services Ltd.††	191,700	52,624
Lux Island Resorts Ltd.††	7,000	12,869
MCB Group Ltd.*,††	33,000	220,111
New Mauritius Hotels Ltd.††	18,900	53,062
Rogers & Co. Ltd.††	7,100	57,719
SBM Holdings Ltd.	3,060,000	101,415

TOTAL MAURITIUS		$537,940

MEXICO – 0.9%
Alfa SAB de CV††	100,800	321,796

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

21	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
America Movil SAB de CV††	675,224	$825,838
Arca Continental SAB de CV††	10,200	65,671
Cemex SAB de CV*,††	306,128	377,367
Coca-Cola Femsa SAB de CV††	8,700	92,135
Compartamos SAB de CV††	108,000	240,601
Empresas ICA SAB de CV*,††	20,800	36,993
Fomento Economico Mexicano SAB de CV††	30,400	292,865
Grupo Aeroportuario del Centro Norte SABde CV††	5,400	26,787
Grupo Aeroportuario del Pacifico SAB de CV††	14,700	100,396
Grupo Aeroportuario del Sureste SAB de CV††	2,300	31,008
Grupo Bimbo SAB de CV††	43,000	126,449
Grupo Carso SAB de CV††	20,100	114,245
Grupo Elektra SA de CV††	1,460	55,511
Grupo Financiero Banorte SAB de CV††	59,900	383,876
Grupo Financiero Inbursa SAB de CV††	86,100	259,779
Grupo Mexico SAB de CV††	66,221	227,929
Grupo Televisa SAB††	32,000	231,833
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*,††	28,295	88,922
Industrias CH SAB de CV*,††	7,500	41,092
Industrias Penoles SAB de CV††	3,930	89,011
Kimberly-Clark de Mexico SAB de CV††	22,000	51,201
Mexichem SAB de CV††	29,605	121,091
Minera Frisco SAB de CV*,††	16,600	29,339
Organizacion Soriana SAB de CV††	10,800	35,376
Promotora y Operadora de Infraestructura SAB de CV*,††	10,400	143,455
TV Azteca SAB de CV††	95,000	49,665
Wal-Mart de Mexico SAB de CV††	85,200	197,590

TOTAL MEXICO		$4,657,821

MOROCCO – 0.1%
Attijariwafa Bank††	2,400	93,787
Auto Hall††	2,300	23,179
Banque Centrale Populaire††	2,450	65,633
BMCE Bank††	2,000	50,520
Cie Generale Immobiliere††	190	15,605
Douja Promotion Groupe Addoha SA††	5,000	27,742
Holcim Maroc SA††	240	65,250
Lafarge Ciments††	460	94,071
Maroc Telecom SA††	10,200	136,171

TOTAL MOROCCO		$571,958

NETHERLANDS – 1.9%
Aegon NV††	58,917	480,199
Altice SA††	689	42,949
ArcelorMittal, NY Reg. Shares#	20,624	271,412

Description	Number of Shares	Value
ASML Holding NV††	1,037	$103,402
BE Semiconductor Industry	3,900	74,140
Delta Lloyd NV††	3,103	70,727
European Aeronautic Defence and Space Co. NV††	1,139	67,999
Fiat Chrysler Automobiles NV#	7,913	90,683
Fugro NV††	1,474	20,324
Heineken NV*,††	31,141	2,326,359
ING Groep NV*,††	83,322	1,193,199
Koninklijke Ahold NV††	2,732	45,757
Koninklijke Boskalis Westminster NV††	1,554	82,906
Koninklijke DSM NV††	4,268	267,424
Koninklijke KPN NV††	27,612	90,891
Koninklijke Philips NV††	10,776	301,274
NXP Semiconducters NV	56,215	3,859,722
PostNL NV††	37,000	157,263
Randstad Holding NV††	480	21,188
TNT Express NV††	8,823	51,284
Unilever NV††	6,274	243,170

TOTAL NETHERLANDS		$9,862,272

NEW ZEALAND – 0.0%**
Auckland International Airport Ltd.††	18,520	55,989
Contact Energy Ltd.††	8,921	43,277
Fletcher Building Ltd.††	316	2,132
Xero Ltd.††	723	8,968

TOTAL NEW ZEALAND		$110,366

NIGERIA – 0.1%
Dangote Cement PLC††	25,500	33,106
FBN Holdings PLC††	629,542	44,200
Guaranty Trust Bank PLC††	576,410	87,064
Lafarge Cement WAPCO Nigeria PLC††	36,300	24,086
Nestle Nigeria PLC††	7,636	45,187
Nigerian Breweries PLC††	70,380	68,872
Oando PLC††	308,975	40,286
UAC of Nigeria PLC††	84,600	27,067
Unilever Nigeria PLC††	79,800	17,412
United Bank for Africa PLC††	812,013	23,352
Zenith Bank PLC††	535,775	68,773

TOTAL NIGERIA		$479,405

NORWAY – 0.3%
Aker Solutions ASA	954	6,181
AKER Solutions ASA††	954	3,286
Atea ASA††	10,000	109,335
DNB ASA	3,509	64,468
Nordic Semiconductor ASA#,*,††	13,500	76,053
Norsk Hydro ASA††	14,022	78,508
Petroleum Geo-Services ASA††	2,167	10,763

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	22

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Seadrill Ltd.#,††	4,345	$98,677
Statoil ASA††	24,697	565,202
Storebrand ASA*,††	10,389	53,269
Subsea 7 SA#,††	2,902	31,230
Telenor ASA††	5,198	116,886
Yara International ASA††	7,540	346,247

TOTAL NORWAY		$1,560,105

OMAN – 0.1%
Al-Anwar Ceramic Tile Co.††	13,400	18,194
Bank Dhofar SAOG††	49,343	46,930
Bank Sohar††	52,900	29,951
BankMuscat SAOG††	53,380	100,278
Dhofar International Development & Investment Holding Co.††	12,800	17,933
Galfar Engineering & Contracting SAOG††	77,326	34,365
National Bank of Oman SAOG††	54,311	52,787
Oman Cement Co.††	23,240	42,880
Oman Flour Mills Co. SAOG	16,000	26,642
Oman Oil Marketing Co.††	7,300	42,518
Oman Telecommunications Co. SAOG††	31,500	136,306
Renaissance Services SAOG††	11,992	19,633

TOTAL OMAN		$568,417

PANAMA – 0.0%**
Copa Holdings SA Class A	1,730	202,272

PERU – 0.2%
Alicorp SA	51,200	135,751
BBVA Banco Continental SA	16,829	27,521
Cia de Minas Buenaventura SA ADR	5,000	46,000
Credicorp Ltd.	2,050	330,050
Edegel SAA	37,100	41,504
Ferreycorp SAA	60,958	32,325
Grana y Montero SA	32,600	88,666
Luz del Sur SAA	6,400	21,895
Minsur SA	35,670	22,210
Sociedad Minera Cerro Verde SAA*	1,400	34,300
Sociedad Minera el Brocal SA	4,000	12,316
Southern Copper Corp.	5,859	168,622
Volcan Cia Minera SAA	131,614	38,273

TOTAL PERU		$999,433

PHILIPPINES – 0.2%
Aboitiz Equity Ventures, Inc.††	31,200	36,167
Alliance Global Group, Inc.††	57,000	32,124
Ayala Corp.††	3,400	52,257
Ayala Land, Inc.††	94,700	70,762
Bank of the Philippine Islands††	27,653	58,597
BDO Unibank, Inc.††	16,262	35,496
Energy Development Corp.††	150,500	25,818

Description	Number of Shares	Value
International Container Terminal Services, Inc.††	16,400	$42,376
JG Summit Holdings, Inc.††	37,500	53,290
Jollibee Foods Corp.††	27,600	120,532
Manila Electric Co.††	6,210	36,253
Metro Pacific Investments Corp.††	190,000	21,502
Metropolitan Bank & Trust††	12,157	22,351
Philex Mining Corp.††	216,150	43,836
Philippine Long Distance Telephone Co.††	1,800	125,862
San Miguel Corp.††	13,000	21,020
Semirara Mining And Power Co.	23,100	62,303
SM Investments Corp.††	4,162	72,671
SM Prime Holdings, Inc.††	116,000	45,183
Universal Robina Corp.††	22,900	94,857

TOTAL PHILIPPINES		$1,073,257

POLAND – 0.4%
AmRest Holdings SE*,††	2,700	71,384
Asseco Poland SA††	7,073	104,996
Astarta Holding NV*,††	3,855	36,081
Bank Pekao SA††	2,850	149,165
BRE Bank SA††	390	57,733
Budimex SA††	730	29,143
Cyfrowy Polsat SA††	6,760	51,753
Eurocash SA††	4,940	48,568
Getin Noble Bank SA*,††	54,005	41,731
Grupa Lotos SA*,††	2,600	20,086
ING Bank Slaski SA#,††	2,000	82,735
Jastrzebska Spolka Weglowa SA††	1,300	11,172
Kernel Holding SA*,††	4,220	33,328
KGHM Polska Miedz SA††	3,740	144,246
LPP SA††	50	149,267
Lubelski Wegiel Bogdanka SA††	700	23,236
Netia SA††	39,573	65,435
Orbis SA††	1,520	16,577
PGE SA††	27,800	182,397
Polski Koncern Naftowy Orlen SA††	7,040	87,706
Polskie Gornictwo Naftowe i Gazownictwo SA††	37,780	56,449
Powszechna Kasa Oszczednosci Bank Polski SA††	21,090	234,592
Powszechny Zaklad Ubezpieczen SA††	1,220	183,049
Synthos SA††	11,480	14,266
Tauron Polska Energia SA††	47,180	73,687
Telekomunikacja Polska SA#,††	26,910	80,634
TVN SA#,††	6,835	30,655

TOTAL POLAND		$2,080,071

PORTUGAL – 0.0%**
Banco Espirito Santo SA*,††	15,937	—

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

23	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
EDP - Energias de Portugal SA††	18,212	$78,372
EDP Renovaveis SA††	5,470	35,564
Jeronimo Martins SGPS SA#,††	1,290	11,290
Portugal Telecom SGPS SA††	13,660	22,374

TOTAL PORTUGAL		$147,600

QATAR – 0.2%
Al Meera Consumer Goods Co.††	1,000	50,885
Barwa Real Estate Co.††	4,800	58,256
Commercial Bank of Qatar QSC††	2,300	47,120
Doha Bank QSC††	3,322	53,882
Gulf International Services QSC††	3,625	118,459
Industries Qatar QSC††	3,900	203,046
Masraf Al Rayan††	10,600	155,477
Ooredoo QSC††	2,600	90,069
Qatar Electricity & Water Co.††	1,080	54,630
Qatar Gas Transport Co. Nakilat††	8,700	57,567
Qatar Islamic Bank††	2,200	68,370
Qatar National Bank SAQ††	2,000	117,977
Qatar National Cement Co.††	1,520	54,926
Qatar Navigation††	1,703	46,328

TOTAL QATAR		$1,176,992

ROMANIA – 0.1%
Banca Transilvania*,††	345,830	177,185
BRD-Groupe Societe Generale*,††	68,300	155,268
OMV Petrom SA††	1,206,500	150,082
Transelectrica SA††	2,450	18,692

TOTAL ROMANIA		$501,227

RUSSIA – 0.8%
CTC Media, Inc.	1,700	10,812
Federal Hydrogenerating Co. JSC ADR	105,160	176,984
Gazprom Neft OAO ADR	1,400	25,690
Gazprom OAO ADR	90,210	595,206
Globaltrans Investment PLC GDR††	7,280	54,141
LSR Group GDR††	17,440	50,870
Lukoil OAO ADR††	8,000	392,155
Magnit OJSC GDR††	7,200	483,259
Mail.Ru Group Ltd. GDR*,††	3,190	77,462
MegaFon OAO GDR	4,000	93,718
MMC Norilsk Nickel OJSC ADR	7,700	143,913
MMC Norilsk Nickel OJSC ADR (B114RK6)††	7,210	134,533
Mobile Telesystems OJSC ADR	9,500	135,850
NovaTek OAO GDR††	900	96,923
Novolipetsk Steel OJSC GDR††	2,800	35,930
Pharmstandard OJSC GDR*,††	3,313	41,412
Rosneft OAO GDR††	15,500	86,267

Description	Number of Shares	Value
Rostelecom OJSC ADR††	4,343	$65,065
Sberbank of Russia ADR	49,830	374,223
Severstal OAO GDR††	5,880	62,282
Sistema JSFC GDR††	5,500	44,558
Tatneft OAO ADR††	4,000	142,972
TMK OAO GDR††	4,860	38,303
Uralkali OJSC GDR††	5,000	89,459
Uralkali OJSC GDR	3,100	55,465
VimpelCom Ltd. ADR	8,100	52,488
VTB Bank OJSC GDR††	42,550	80,597
X5 Retail Group NV GDR*,††	3,800	69,648
Yandex NV*	7,100	203,202

TOTAL RUSSIA		$3,913,387

SINGAPORE – 1.5%
Avago Technologies Ltd.	45,233	3,901,346
CapitaLand Ltd.††	29,005	71,611
City Developments Ltd.††	6,000	44,160
DBS Group Holdings Ltd.††	60,000	863,126
Global Logistic Properties Ltd.††	17,000	36,430
Golden Agri-Resources Ltd.††	126,000	51,062
Jardine Cycle & Carriage Ltd.††	1,000	31,084
Keppel Corp. Ltd.††	11,200	82,132
Keppel Land Ltd.††	9,000	23,419
Noble Group Ltd.††	66,000	61,437
Oversea-Chinese Banking Corp.††	17,000	130,953
SembCorp. Industries Ltd.††	5,000	18,915
SembCorp. Marine Ltd.††	4,000	11,332
Singapore Airlines Ltd.††	14,000	107,893
Singapore Exchange Ltd.††	11,000	59,947
Singapore Press Holdings Ltd.††	8,000	26,665
Singapore Technologies Engineering Ltd.††	20,000	58,391
Singapore Telecommunications Ltd.††	51,000	150,107
United Overseas Bank Ltd.††	106,056	1,900,066
Venture Corp. Ltd.††	5,000	30,117
Wilmar International Ltd.††	27,000	67,303
Wing Tai Holdings Ltd.††	107,000	149,087

TOTAL SINGAPORE		$7,876,583

SLOVENIA – 0.1%
Cinkarna Celje	306	78,487
Hutchison Port Holdings Trust††	41,000	27,684
Krka d.d., Novo mesto††	2,280	181,352
Petrol d.d., Ljubljana††	210	75,878
Telekom Slovenije DD††	600	112,679
Zavarovalnica Triglav DD††	3,470	109,074

TOTAL SLOVENIA		$585,154

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	24

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
SOUTH AFRICA – 0.8%
African Bank Investments Ltd.#,††	36,266	$—
African Rainbow Minerals Ltd.††	2,100	25,906
Anglo American Platinum Ltd.*,††	800	25,278
AngloGold Ashanti Ltd.††	5,430	45,378
Aspen Pharmacare Holdings Ltd.††	3,332	119,040
Aveng Ltd.††	21,500	39,523
AVI Ltd.††	5,800	37,823
Barclays Africa Group Ltd.††	3,700	58,476
Barloworld Ltd.#,††	7,800	67,763
Bidvest Group Ltd.††	6,970	191,826
Discovery Ltd.††	3,999	36,412
Exxaro Resources Ltd.#,††	1,400	14,622
FirstRand Ltd.††	25,000	107,083
Foschini Group Ltd.††	4,400	49,740
Gold Fields Ltd.††	15,890	51,526
Grindrod Ltd.††	17,500	35,879
Growthpoint Properties Ltd.††	19,600	47,586
Harmony Gold Mining Co. Ltd.#,††	8,390	13,553
Impala Platinum Holdings Ltd.††	7,674	55,972
Imperial Holdings Ltd.††	1,900	32,753
Kumba Iron Ore Ltd.††	1,560	39,147
Liberty Holdings Ltd.††	3,300	38,188
Life Healthcare Group Holdings Ltd.††	10,800	40,841
Massmart Holdings Ltd.††	1,574	17,015
MMI Holdings Ltd.††	22,679	57,971
Mr. Price Group Ltd.††	2,100	43,479
MTN Group Ltd.††	34,400	761,721
Murray & Roberts Holdings Ltd.††	26,380	54,190
Nampak Ltd.††	5,000	20,390
Naspers Ltd.††	3,771	470,354
Nedbank Group Ltd.††	2,600	56,699
Netcare Ltd.††	12,300	37,212
Pick n Pay Stores Ltd.††	8,300	40,143
PPC Ltd.††	10,921	29,299
Remgro Ltd.††	5,090	116,877
Reunert Ltd.††	3,450	18,209
RMB Holdings Ltd.††	7,800	43,340
RMI Holdings††	17,600	62,767
Sanlam Ltd.††	19,700	124,485
Sasol Ltd.††	5,970	298,113
Shoprite Holdings Ltd.††	3,920	56,839
Sibanye Gold Ltd.††	14,690	27,679
Standard Bank Group Ltd.††	13,540	170,506
Steinhoff International Holdings Ltd.††	15,300	78,275
Tiger Brands Ltd.††	2,090	62,907

Description	Number of Shares	Value
Truworths International Ltd.††	4,900	$33,581
Vodacom Group Ltd.#,††	6,700	81,347
Wilson Bayly Holmes-Ovcon Ltd.††	4,800	56,570
Woolworths Holdings Ltd.††	7,280	51,830

TOTAL SOUTH AFRICA		$4,046,113

SOUTH KOREA – 1.5%
BS Financial Group, Inc.††	3,215	50,028
Coway Co. Ltd.††	210	16,054
Daewoo Engineering & Construction Co.
Ltd.*,††	4,364	26,758
Doosan Heavy Industries & Construction Co. Ltd.††	1,030	22,632
E-Mart Co. Ltd.††	421	78,116
GS Holdings††	1,300	50,287
Hana Financial Group, Inc.††	2,898	100,357
Hyosung Corp.††	550	32,656
Hyundai Department Store Co. Ltd.††	430	54,512
Hyundai Glovis Co. Ltd.††	270	67,158
Hyundai Heavy Industries Co. Ltd.††	297	27,595
Hyundai Mobis††	363	84,929
Hyundai Motor Co.††	990	157,095
Hyundai Steel Co.††	690	43,976
KB Financial Group, Inc.††	2,873	112,621
KCC Corp.††	35	19,377
Kia Motors Corp.††	1,355	65,816
Kjb Financial Group Co. Ltd.	190	1,919
Knb Financial Group Co. Ltd.	290	3,383
Korea Electric Power Corp.††	2,500	109,740
Korea Zinc Co. Ltd.††	200	75,319
Korean Air Lines Co. Ltd.*,††	644	22,861
KT Corp.††	1,531	47,169
KT&G Corp.††	800	70,834
LG Chem Ltd.††	418	78,339
LG Corp.††	1,030	61,285
LG Display Co. Ltd.*,††	2,660	78,308
LG Electronics, Inc.††	770	47,025
LG Household & Health Care Ltd.††	150	87,352
LG Uplus Corp.††	2,560	26,327
Lotte Chemical Corp.††	380	51,538
Lotte Shopping Co. Ltd.††	190	52,671
Macquarie Korea Infrastructure Fund††	5,769	38,529
NHN Corp.††	197	139,402
OCI Co. Ltd.*,††	270	23,306
POSCO††	720	207,963
Samsung C&T Corp.††	850	57,500
Samsung Card Co. Ltd.††	1,000	43,001
Samsung Electronics Co. Ltd. GDR††	545	635,548

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

25	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.††	380	$102,319
Samsung Heavy Industries Co. Ltd.††	1,680	40,945
Samsung Life Insurance Co. Ltd.††	1,300	141,799
Samsung Sdi Co. Ltd. Krw5000 0640††	393	46,343
Shinhan Financial Group Co. Ltd.††	4,050	190,617
SK Holdings Co. Ltd.††	320	50,160
SK Hynix, Inc.*,††	91,818	4,094,559
SK Innovation Co. Ltd.††	600	49,080
SK Telecom Co. Ltd.††	520	130,311
S-Oil Corp.††	740	28,112
Woori Finance Holdings Co. Ltd.*,††	2,508	27,926
Woori Investment & Securities Co. Ltd.††	2,868	31,435

TOTAL SOUTH KOREA		$7,902,892

SPAIN – 1.9%
Abertis Infraestructuras SA#,††	1,408	29,360
ACS Actividades de Construccion y Servicios SA††	5,211	193,421
Almirall SA*,††	16,900	277,150
Amadeus IT Holding SA††	1,985	73,032
Banco Bilbao Vizcaya Argentaria SA††	342,043	3,825,708
Banco de Sabadell SA††	74,853	216,417
Banco Popular Espanol SA††	38,667	222,111
Banco Santander SA††	318,893	2,817,586
CaixaBank††	9,590	52,411
Gamesa Corp. Tecnologica SA*,††	1,639	16,182
Gas Naturalsdg-e Eur 1.00††	1,086	31,360
Grifols SA††	850	34,709
Iberdrola SA††	110,113	779,480
Inditex Sm#,††	1,925	54,156
Mapfre SA††	21,659	74,270
Red Electrica Corp. SA††	1,048	91,576
Repsol SA††	27,314	610,439
Telefonica SA††	29,226	439,783

TOTAL SPAIN		$9,839,151

SWEDEN – 2.4%
Assa Abloy AB††	2,514	133,455
Atlas Copco AB Class A††	91,723	2,656,829
Atlas Copco AB Class B††	3,785	100,256
Boliden AB††	18,037	298,104
Clas Ohlson AB††	5,225	90,048
Elekta AB#,††	2,432	24,940
Getinge AB#,††	2,202	50,521
Hennes & Mauritz AB††	3,398	135,578
Hexagon AB††	2,016	68,031
Hexpol AB††	1,900	168,335
Holmen AB††	346	11,452

Description	Number of Shares	Value
Husqvarna AB Class B††	45,800	$341,949
Investor AB††	55,764	2,001,516
Kinnevik Investment AB††	901	28,609
Meda AB††	3,075	40,270
Millicom International Cellular SA††	224	18,282
Net Entertainment NE AB Class B	800	24,721
Nordea Bank AB††	45,902	590,381
Saab AB#,††	10,700	288,976
Sandvik AB#,††	80,553	884,883
Securitas AB Class B#,††	25,700	284,386
Skandinaviska Enskilda Banken AB††	43,804	562,630
SKF AB††	3,914	78,505
SSAB AB Class A#,*,††	25,028	181,615
SSAB AB Class B*,††	1,865	11,944
Svenska Cellulosa AB	6,516	146,001
Svenska Handelsbanken AB††	1,566	74,863
Swedbank AB††	11,646	308,627
Swedish Match AB††	1,376	44,743
Tele2 AB††	6,995	88,876
Telefonaktiebolaget LM Ericsson ADR	5,941	70,341
Telefonaktiebolaget LM Ericsson Class B††	43,604	515,242
TeliaSonera AB††	52,000	360,088
Volvo AB††	146,894	1,695,221

TOTAL SWEDEN		$12,380,218

SWITZERLAND – 9.2%
ABB Ltd.††	112,827	2,475,275
Actelion Ltd.††	33,138	3,946,578
Adecco SA#,††	3,880	262,993
Aryzta AG††	2,543	216,922
Baloise Holding AG††	3,851	484,782
Barry Callebaut AG††	34	35,685
Bucher Industries AG††	1,000	254,013
Cie Financiere Richemont SA††	31,269	2,636,407
Clariant AG††	6,591	114,967
Credit Suisse Group AG††	33,246	885,800
Forbo Holdings AG††	322	334,470
Geberit AG††	219	74,752
Givaudan SA††	2,382	3,977,875
Helvetia Holding AG††	600	285,310
Holcim Ltd.††	31,210	2,215,117
Julius Baer Group Ltd.*	218	9,557
Lonza Group AG††	551	60,713
Nestle SA*,††	46,152	3,384,518
Novartis AG††	71,383	6,624,547
OC Oerlikon Corp. AG††	1,761	22,282
Pargesa Holding SA††	785	61,106

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	26

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Partners Group Holding AG††	162	$43,110
Roche Holding AG††	28,403	8,381,772
Schindler Holding AG (B11TCY0)††	380	53,157
Schindler Holding AG (B11WWH2)††	347	46,978
SGS SA††	43	94,536
Sika AG††	13	46,470
Sonova Holding AG*,††	100	15,593
Sulzer AG††	391	44,566
Swatch Group AG††	3,953	1,875,154
Swatch Group Ag/The††	237	20,051
Swiss Life Holding AG††	6,020	1,381,234
Swiss Re AG††	8,920	721,279
Syngenta AG††	7,020	2,170,989
Temenos Group AG*,††	7,000	244,394
Transocean Ltd.#	654	19,509
UBS AG††	157,362	2,736,233
Wolseley PLC††	1,290	68,602
Zurich Financial Services AG††	5,167	1,563,683

TOTAL SWITZERLAND		$47,890,979

TAIWAN – 1.6%
Acer, Inc.*,††	73,870	50,763
Advanced Semiconductor Engineering, Inc.††	37,804	45,605
Asia Cement Corp.††	43,020	55,537
Asustek Computer, Inc.††	4,700	47,988
AU Optronics Corp.††	147,126	70,116
Catcher Technology Co. Ltd.††	9,438	79,673
Cathay Financial Holding Co. Ltd.††	68,479	112,878
Chang Hwa Commercial Bank††	34,283	21,615
Cheng Shin Rubber Industry Co. Ltd.††	26,358	61,561
China Development Financial Holding Corp.††	192,750	61,957
China Steel Corp.††	130,232	112,354
Chunghwa Telecom Co. Ltd.††	47,024	143,472
Compal Electronics, Inc.††	59,736	44,152
CTBC Financial Holding Co. Ltd.††	154,622	108,433
Delta Electronics, Inc.††	9,888	59,320
D-Link Corp.††	36,766	20,599
E.Sun Financial Holding Co. Ltd.††	49,911	31,613
Far Eastern Department Stores Co. Ltd.††	70,264	63,533
Far Eastern New Century Corp.††	24,270	25,521
Far EasTone Telecommunications Co. Ltd.††	42,000	92,949
First Financial Holding Co. Ltd.††	98,459	60,619
Formosa Chemicals & Fibre Corp.††	37,198	86,613
Formosa Petrochemical Corp.††	28,990	68,049
Formosa Plastics Corp.††	51,601	119,166
Foxconn Technology Co. Ltd.††	21,994	58,684

Description	Number of Shares	Value
Fubon Financial Holding Co. Ltd.††	71,314	$120,729
Giant Manufacturing Co. Ltd.††	3,000	24,291
Hon Hai Precision Industry Co. Ltd.††	65,675	207,861
Hotai Motor Co. Ltd.††	7,000	102,432
HTC Corp.††	9,465	41,910
Hua Nan Financial Holdings Co. Ltd.††	74,898	44,379
Innolux Corp.††	53,624	24,506
Inotera Memories, Inc.	2,639,482	4,079,257
Largan Precision Co. Ltd.††	1,000	70,249
Lite-On Technology Corp.††	34,401	48,279
MediaTek, Inc.††	11,082	158,284
Mega Financial Holding Co. Ltd.††	76,175	63,179
Nan Kang Rubber Tire Co. Ltd.††	15,599	17,117
Nan Ya Plastics Corp.††	55,597	115,062
Novatek Microelectronics Corp.††	10,145	52,511
Pou Chen Corp.††	37,157	40,973
President Chain Store Corp.††	7,496	56,154
Quanta Computer, Inc.††	16,571	41,718
Realtek Semiconductor Corp.††	14,315	47,450
Shin Kong Financial Holding Co. Ltd.††	72,165	21,919
Siliconware Precision Industries Co.††	36,000	51,355
SinoPac Financial Holdings Co. Ltd.††	73,546	31,932
Synnex Technology International Corp.††	23,941	33,658
Tainan Spinning Co. Ltd.††	118,619	65,819
Taishin Financial Holding Co. Ltd.††	124,182	59,239
Taiwan Cement Corp.††	32,057	49,039
Taiwan Cooperative Financial Holding Co. Ltd.††	40,932	21,893
Taiwan Fertilizer Co. Ltd.††	16,000	28,386
Taiwan Mobile Co. Ltd.††	27,874	90,449
Taiwan Semiconductor Manufacturing Co. Ltd.††	95,911	415,762
Tatung Co. Ltd.*,††	245,916	69,841
Teco Electric & Machinery	50,000	55,634
TSRC Corp.††	19,635	22,092
Tung Ho Steel Enterprise Corp.††	37,476	29,553
Uni-President Enterprises Corp.††	81,360	139,898
United Microelectronics Corp.††	110,000	48,840
Walsin Lihwa Corp.*,††	120,000	39,839
Wistron Corp.††	34,294	36,030
Yuanta Financial Holding Co. Ltd.††	106,776	53,786
Yulon Motor Co. Ltd.††	49,640	73,235
Zinwell Corp.††	22,435	21,638

TOTAL TAIWAN		$8,518,948

THAILAND – 0.5%
Advanced Info Service PCL††	23,300	171,083
Airports of Thailand PCL††	7,000	52,014
Bangkok Bank PCL††	12,100	75,040

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

27	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Bangkok Dusit Med Service††	89,000	$50,540
Bangkok Expressway PCL††	24,400	28,468
Banpu Public Co. Ltd.††	29,000	25,161
BEC World PCL††	18,000	26,673
Berli Jucker PCL††	60,600	84,681
Big C Supercenter PCL††	12,200	87,235
Bts Group Holdings PCL††	134,400	42,537
Bumrungrad Hospital PCL††	16,000	65,345
Central Pattana PCL††	54,000	80,061
Charoen Pokphand Foods PCL††	91,300	87,635
CP ALL PCL††	98,600	137,740
Electricity Generating PCL††	8,600	45,424
Glow Energy PCL††	9,100	27,975
Hana Microelectronics PCL††	113,100	151,146
Indorama Ventures PCL††	46,100	33,829
Intouch Holdings PCL Class F††	17,200	39,061
IRPC PCL††	269,900	28,334
Kasikornbank PCL††	16,600	120,362
Krung Thai Bank PCL††	93,750	67,076
PTT Exploration & Production PCL††	26,409	118,732
PTT Global Chemical PCL††	24,800	47,073
PTT Global Chemical PCL (Foreign)††	1,681	3,191
PTT PCL††	13,500	152,782
Ratchaburi Electricity Generating Holding PCL††	19,500	36,391
Siam Cement PCL††	4,700	65,283
Siam City Cement PCL††	1,000	12,896
Siam Commercial Bank PCL††	23,600	128,692
Thai Beverage PCL††	242,369	144,323
Thai Oil PCL††	15,800	21,679
Thai Union Frozen Products PCL††	20,664	47,264
TMB Bank PCL††	703,000	66,456
Total Access Communication PCL††	18,100	57,539
True Corp. PCL*,††	255,525	92,632

TOTAL THAILAND		$2,522,353

TUNISIA – 0.0%**
Banque de Tunisie††	7,750	45,962
Carthage Cement*,††	21,000	31,049
Ennakl††	4,230	22,537
Poulina Group Holding††	7,600	22,797
Soc Tunisienne D’Assur Reass*,††	230	18,368
Societe D’Articles Hygieniques	2,800	16,294
Societe Moderne de Ceramique††	11,100	15,887
Tunisie Profiles Aluminium††	7,500	17,756

TOTAL TUNISIA		$190,650

TURKEY – 0.4%
Akbank TAS††	41,103	148,421

Description	Number of Shares	Value
Akenerji Elektrik Uretim AS*,††	1	$—
Anadolu Efes Biracilik Ve Malt Sanayii AS††	4,363	50,984
Arcelik AS††	9,420	57,831
BIM Birlesik Magazalar AS††	5,520	126,100
Coca-Cola Icecek AS††	2,500	56,947
Dogan Sirketler Grubu Holding AS*,††	85,907	25,888
Dogus Otomotiv Servis ve Ticaret AS††	6,600	28,331
Emlak Konut Gayrimenkul Yatirim Ortakligi AS††	37,200	41,783
Enka Insaat ve Sanayi AS††	31,455	76,117
Eregli Demir ve Celik Fabrikalari TAS††	72,356	150,808
Haci Omer Sabanci Holding AS††	16,548	75,490
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*,††	89,334	99,642
KOC Holding AS††	25,028	127,587
Koza Altin Isletmeleri AS††	2,800	18,047
Petkim Petrokimya Holding AS*,††	16,518	26,304
TAV Havalimanlari Holding AS††	5,400	45,301
Tekfen Holding AS††	18,500	46,517
Tupras Turkiye Petrol Rafinerileri AS††	5,636	122,240
Turk Hava Yollari††	22,042	72,246
Turk Telekomunikasyon AS††	25,727	73,901
Turkcell Iletisim Hizmetleri AS*,††	26,668	155,028
Turkiye Garanti Bankasi AS††	41,123	160,499
Turkiye Halk Bankasi AS††	13,054	87,169
Turkiye Is Bankasi††	30,292	75,742
Turkiye Sinai Kalkinma Bankasi AS††	40,312	35,370
Turkiye Vakiflar Bankasi Tao††	22,040	47,367
Ulker Biskuvi Sanayi AS††	2,881	21,237
Yapi ve Kredi Bankasi AS††	15,178	33,239
Yazicilar Holding AS††	6,080	58,942

TOTAL TURKEY		$2,145,078

UKRAINE – 0.0%**
Avangardco Investments Public Ltd. GDR††	5,322	34,703
Ferrexpo PLC††	36,650	49,492
MHP SA GDR††	4,100	43,594

TOTAL UKRAINE		$127,789

UNITED ARAB EMIRATES – 0.2%
Abu Dhabi Commercial Bank PJSC††	49,070	105,040
Abu Dhabi National Hotels	32,000	30,415
Air Arabia PJSC††	210,900	75,706
Aldar Properties PJSC††	73,140	65,624
Arabtec Holding Co.*,††	108,460	127,123
DP World Ltd.††	7,100	136,988
Dubai Financial Market††	56,800	43,446
Emaar Properties PJSC††	71,056	198,092
First Gulf Bank PJSC††	21,860	110,026

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	28

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
National Bank of Abu Dhabi PJSC††	26,045	$94,898
Ras Al Khaimah Ceramics††	45,200	41,049
Union National Bank PJSC††	19,982	38,530

TOTAL UNITED ARAB EMIRATES		$1,066,937

UNITED KINGDOM – 13.3%
3i Group PLC††	670,316	4,263,470
Abcam PLC††	55,200	353,628
Aberdeen Asset Management PLC††	4,302	29,919
Aggreko PLC††	1,734	42,306
Ahli United Bank BSC	77,175	63,293
Alent PLC	5,234	28,103
Anglo American PLC††	76,614	1,617,585
Antofagasta PLC††	1,765	19,877
ARM Holdings PLC††	9,677	137,000
Ashtead Group PLC††	51,000	854,463
ASOS PLC††	317	13,517
Associated British Foods PLC††	635	28,024
AstraZeneca PLC††	14,335	1,047,144
Aviva PLC††	44,531	372,466
Babcock International Group PLC††	22,762	399,495
BAE Systems PLC††	86,082	633,927
Barclays PLC#,††	135,473	786,182
Barratt Developments PLC††	1,885	12,672
BG Group PLC††	153,517	2,558,508
BHP Billiton PLC††	7,038	181,837
BP PLC††	176,299	1,268,449
BP PLC ADR	45,173	1,963,219
British American Tobacco PLC††	8,755	496,210
Britvic PLC*,††	24,800	270,393
BT Group PLC††	88,266	520,355
Btg PLC	13,800	166,810
Bunzl PLC††	1,783	48,418
Burberry Group PLC††	2,540	62,417
Carnival PLC††	1,782	71,021
Centrica PLC††	117,643	570,563
Chemring Group PLC††	46,900	183,040
CNH Industrial NV††	2,965	24,196
Cobham PLC††	6,837	31,892
Compass Group PLC††	8,402	135,615
Computacenter PLC††	16,500	163,180
Croda International PLC††	858	31,545
Dairy Crest Group PLC††	13,900	92,853
Debenhams PLC††	148,800	154,492
Diageo PLC††	114,494	3,376,687
Dialog Semiconductor PLC††	23,400	808,043
Direct Line Insurance Group††	46,200	204,372

Description	Number of Shares	Value
easyJet PLC††	27,000	$648,779
Experian PLC††	964	14,495
G4S PLC††	8,277	33,880
GKN PLC††	11,542	58,979
GlaxoSmithKline PLC††	31,048	702,115
Glencore Xstrata PLC††	1,108,191	5,685,696
HSBC Holdings PLC (0540528)††	120,677	1,230,340
HSBC Holdings PLC (404280406)	31,808	1,622,844
IG Group Holdings PLC††	66,100	637,033
IMI PLC††	2,116	41,437
Imperial Tobacco Group PLC††	2,627	114,121
Intercontinental Hotels Group††	1,462	55,534
International Consolidated Airlines Group SA*,††	4,810	31,553
Intertek Group PLC††	1,153	50,255
Investec PLC††	3,817	35,000
ITV PLC††	1,102,679	3,582,241
J Sainsbury PLC#,††	101,662	400,502
Johnson Matthey PLC††	1,139	54,377
Kingfisher PLC††	22,639	109,673
Kuwait Finance House	27,120	72,893
Legal & General Group PLC††	5,282	19,577
Lloyds Banking Group PLC*,††	3,121,797	4,160,820
London Stock Exchange Group PLC††	2,311	74,630
Meggitt PLC††	6,123	44,229
Melrose Industries PLC††	8,062	33,135
Mitie Group PLC#,††	30,500	147,154
Mondi PLC††	9,300	157,174
National Grid PLC††	11,377	168,833
National Industries Group Class H	58,170	44,099
Next PLC††	1,183	122,128
Old Mutual PLC††	105,300	327,016
Optimal Payments PLC††	75,500	536,147
Pearson PLC††	57,186	1,071,921
Persimmon PLC††	1,113	26,139
Petrofac Ltd.#,††	2,059	34,886
Playtech PLC	52,000	588,976
Premier Foods PLC*,††	201,280	106,245
Prudential PLC††	10,365	240,011
Randgold Resources Ltd.††	804	47,057
Reckitt Benckiser Group PLC††	66,561	5,605,976
Reed Elsevier PLC††	3,692	60,760
Resolution Ltd.††	31,970	165,797
Rexam PLC††	3,747	28,559
Rio Tinto PLC††	4,800	228,390
Rolls Royce Holdigns - Class C††	1,733,022	2,772
Rolls-Royce Holdings PLC††	203,616	2,757,859

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

29	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Royal Bank of Scotland Group PLC*,††	14,425	$89,688
Royal Bank of Scotland Group PLC ADR#,*	7,668	95,313
Royal Dutch Shell PLC (B03MLX2)††	20,724	740,294
Royal Dutch Shell PLC ADR (780259107)	23,558	1,736,145
Royal Dutch Shell PLC Class B††	40,648	1,501,751
SABMiller PLC††	2,597	146,893
Sage Group PLC††	11,021	66,737
Schroders PLC††	648	25,060
Severn Trent PLC††	2,536	81,059
Shire PLC††	71,038	4,766,410
Smith & Nephew PLC††	4,929	83,671
Smiths Group PLC††	1,864	34,813
SSE PLC††	2,269	58,156
Standard Chartered PLC††	30,668	461,633
Tate & Lyle PLC††	31,082	300,814
Tesco PLC††	111,217	308,736
Tullow Oil PLC††	7,099	55,400
Unilever PLC††	6,595	265,286
United Utilities Group PLC††	4,720	64,703
Vedanta Resources PLC††	2,533	33,426
Vesuvius PLC††	33,100	225,986
Vodafone Group PLC††	192,607	1,351,097
Weir Group PLC††	1,346	49,195
Whitbread PLC††	1,014	70,879
WM Morrison Supermarkets PLC††	166,309	412,926
WPP PLC††	8,341	162,921

TOTAL UNITED KINGDOM		$69,258,215

UNITED STATES – 2.6%
Actavis PLC*	15,653	3,799,609
Catamaran Corp.*	878	41,854
Freeport-McMoRan Copper & Gold, Inc.	68,877	1,962,995
Jazz Pharmaceuticals PLC*	23,604	3,985,299
Lyondellbasell Industries Class A	38,913	3,565,598

TOTAL UNITED STATES		$13,355,355

TOTAL COMMON STOCKS (COST $432,558,475)		$482,557,296

INVESTMENT COMPANIES – 1.3%
DFA International Small Cap Value Portfolio	303	5,915
Vanguard FTSE Developed Markets ETF#	167,790	6,646,162

TOTAL INVESTMENT COMPANIES (COST $6,505,208)		$6,652,077

PREFERRED STOCKS – 1.1%

BRAZIL – 0.7%
AES Tiete SA	3,080	23,256
Alpargatas SA	10,197	35,761
Banco Bradesco SA	120,683	1,817,624

Description	Number of Shares	Value
Bradespar SA	2,600	$17,565
Braskem SA	3,300	24,145
Cia Brasileira de Distribuicao Grupo Pao de Acucar	823	34,509
Cia Energetica de Minas Gerais	12,676	72,795
Cia Energetica de Sao Paulo	3,500	34,507
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	5,760	16,109
Gerdau SA	6,100	27,301
Itau Unibanco Holding SA	19,624	291,046
Itausa - Investimentos Itau SA††	29,646	118,326
Klabin SA	17,700	17,286
Lojas Americanas SA	7,527	44,410
Marcopolo SA	20,400	34,907
Metalurgica Gerdau SA	3,500	18,927
Oi SA	59,000	30,954
Petroleo Brasileiro SA	44,059	271,690
Telefonica Brasil SA	8,510	173,813
Usinas Siderurgicas de Minas Gerais SA*	5,800	13,342
Vale SA	23,741	206,473

TOTAL BRAZIL		$3,324,746

CHILE – 0.0%**
Embotelladora Andina SA	10,300	32,784
Sociedad Quimica y Minera de Chile SA	3,740	87,303

TOTAL CHILE		$120,087

COLOMBIA – 0.0%**
Grupo Argos SA	2,418	26,677
Grupo Aval Acciones y Valores	84,500	57,292

TOTAL COLOMBIA		$83,969

CROATIA – 0.0%**
Adris Grupa DD††	1,559	86,808

GERMANY – 0.4%
Bayerische Motoren Werke AG††	841	67,435
Henkel AG & Co. KGaA††	105	10,392
Porsche Automobil Holding SE††	1,033	84,822
Volkswagen AG††	8,397	1,795,713

TOTAL GERMANY		$1,958,362

PHILIPPINES – 0.0%**
Ayala Land Voting††	178,200	397

RUSSIA – 0.0%**
Surgutneftegas OAO ADR	22,870	152,634

UNITED KINGDOM – 0.0%**
Rolls-Royce Holdings - Prf C Shares††	18,325,440	29,315

TOTAL PREFERRED STOCKS
(COST $5,894,295)		$5,756,318

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	30

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
MONEY MARKET FUND – 3.2%
Dreyfus Cash Management Fund, Institutional Shares, 0.03%^	16,391,458	$16,391,458

TOTAL MONEY MARKET FUND (COST $16,391,458)		$16,391,458

RIGHTS – 0.0%**

CHILE – 0.0%**
Banco Santander SA#,††	234,180	44,606

CHINA – 0.0%**
China Taiping Insurance Hold††	56,973	34,896

ROMANIA – 0.0%**
Transelectrica SA, Expire To Be Determinedat RON 10.00*,††	2,450	88

TUNISIA – 0.0%**
Societe D’Articles Hygieniques††	2,800	770

TOTAL RIGHTS
(COST $45,278)		$80,360

CALL WARRANTS – 1.0%
Citigroup Global Markets -
Bank Alfalah Ltd., Expire 1/20/15*,•,Ω	65,000	18,353
Boubyan Petrochemicals Co., Expire 3/24/16*	138,500	319,373
DG Khan Cement Co. Ltd., Expire 1/17/17*,•,Ω	43,500	34,151
Fauji Fertilizer Co. Ltd., Expire 1/17/17*,•,Ω	37,000	42,407
Hub Power Co Ltd./The, Expire 1/17/17*,•,Ω	69,299	44,622
Lucky Cement Ltd., Expire 1/20/15*,•,Ω	15,300	62,129
MCB Bank Ltd., Expire 1/20/15*,•,Ω	33,900	92,541
Merrill Lynch Intl & Co., Expire 05/22/19††	1,340	55,658
Mobile Telecommunications Co., Expire 3/24/16*	286,100	412,117
National Bank of Pakistan, Expire 1/20/15*,•,Ω	55,000	32,140
Nishat Mills Ltd., Expire 1/17/17*,•,Ω	18,900	20,217
Oil & Gas Development Co. Ltd., Expire 1/20/15*,•,Ω	32,300	71,665
OTC Pharm, Expire 5/23/14*,††	3,313	7,346
Pakistan State Oil Co. Ltd., Expire 1/17/17*,•,Ω	13,090	44,601
Pakistan Telecommunication Co. Ltd., Expire 1/20/15*,•,Ω	91,800	18,507
Peugeot SA, Expire 4/29/17*	4,944	7,497
SUI Southern Gas Co. Ltd., Expire 1/20/15*,•,Ω	91,500	24,615
Sun Hung Kai Properties Ltd., Expire 5/22/16*	833	1,809
JPMorgan Chase Bank NA - FPT Corp., Expire 1/13/15*,•,Ω	31,187	74,225
HAGL JSC, Expire 3/03/15*	65,348	75,150
Hoa Phat Group JSC, Expire 3/03/15*	26,224	67,396

Description	Number of Shares	Value
Masan Group Corp., Expire 7/07/16*	27,330	$104,127
PetroVietnam Drilling & Well Services JSC, Expire 12/15/14*,•,Ω	15,972	70,117
PetroVietnam Fertilizer & Chemicals JSC, Expire 12/09/14*,•,Ω	12,430	17,526
Pha Lai Thermal Power JSC, Expire 1/13/15*,•,Ω	38,600	45,548
Saudi Pharmaceutical Industries Ltd., Expire 9/24/15*	1,988	23,686
Vietnam Joint Stock Commercial Bank for Industry and Trade, Expire 10/27/16*	80,698	55,682
Vingroup JSC, Expire 12/16/14*,•,Ω	22,600	50,624
Vingroup JSC, Expire 7/31/19††	11,006	24,653
Merrill Lynch International & Co. - ABB India Ltd., Expire 6/05/17*	2,560	48,801
Adani Ports and Special Economic Zone, Expire 12/17/14*	11,700	55,307
Aditya Birla Nuvo Ltd., Expire 6/11/15*,•,Ω	1,600	45,374
Ambuja Cements Ltd., Expire 6/11/15*,•,Ω	17,000	63,733
Axis Bank Ltd., Expire 3/16/15*,•,Ω	12,800	92,054
Bharat Heavy Electricals Ltd., Expire 8/17/15*	8,720	36,493
Bharti Airtel Ltd., Expire 2/08/16*	26,300	171,926
Cairn India Ltd., Expire 11/14/16*	8,870	41,107
Cipla Ltd., Expire 9/09/15*	4,300	47,102
Coal India Ltd., Expire 11/02/15*	7,780	46,836
Colgate-Palmolive India Ltd., Expire 8/10/17*	900	25,126
Container Corp. of India, Expire 2/02/15*,•,Ω	1,450	32,283
DLF Ltd., Expire 2/01/16*	11,800	24,171
Dr. Reddy’s Laboratories Ltd., Expire 12/17/15*	1,400	72,725
Essar Oil Ltd., Expire 3/27/17*	23,290	45,914
HCL Technologies Ltd., Expire 8/17/15*	3,500	93,569
HDFC Bank Ltd., Expire 5/26/15*,•,Ω	12,230	181,883
Hero Motocorp Ltd., Expire 4/18/16*	900	45,461
Hindustan Unilever Ltd., Expire 12/14/15*	9,900	119,035
Housing Development Finance Corp., Expire 8/19/15*	15,300	274,939
Idea Cellular Ltd., Expire 2/14/17*	24,300	64,801
IDFC Ltd., Expire 7/29/15*	32,000	82,509
Indian Oil Corp. Ltd., Expire 7/29/16*	9,400	56,231
ITC Ltd., Expire 8/04/15*	23,500	135,846
Jaiprakash Associates Ltd., Expire 6/15/15*,•,Ω	19,500	9,963
Jindal Steel & Power Ltd., Expire 10/8/15*	9,510	25,192
Kotak Mahindra Bank Ltd., Expire 3/27/17*	3,900	72,164
Mahindra & Mahindra Ltd., Expire 12/10/15*	4,400	93,628
Maruti Suzuki India Ltd., Expire 11/30/15*	1,000	54,493
Nestle India Ltd., Expire 9/17/15*	570	59,108
Oil & Natural Gas Corp. Ltd., Expire 2/28/16*	21,500	142,612

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

31	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Piramal Enterprises Ltd., Expire 1/19/18*	4,505	$59,704
Power Grid Corp. of India Ltd., Expire 3/27/17*	36,900	87,649
Ranbaxy Laboratories Ltd., Expire 10/26/15*	5,000	51,877
Reliance Capital Ltd., Expire 8/30/16*	7,700	60,175
Reliance Communications Ltd., Expire 12/28/15*	16,729	28,946
Reliance Infrastructure Ltd., Expire 2/11/16*	4,900	50,831
Reliance Power Ltd., Expire 3/27/17*	23,200	29,058
Sesa Goa Ltd., Expire 12/04/14*	17,500	72,940
Steel Authority, Expire 5/30/18*	32,680	44,445
Sun Pharmaceutical Industries Ltd., Expire 2/02/15*,•,Ω	12,000	164,900
Suzlon Energy Ltd., Expire 8/15/15*	163,300	35,763
Tata Consultancy Services Ltd., Expire 8/06/14*	5,840	249,339
Tata Power Co. Ltd., Expire 9/17/15*	33,500	51,449
Tata Steel Ltd., Expire 12/23/14*,•,Ω	4,750	38,128
United Spirits Ltd., Expire 1/13/16*	1,200	54,588

TOTAL CALL WARRANTS (COST $4,387,837)		$5,358,660

CERTIFICATES – 0.1%
Citigroup Global Markets -
Commercial Bank of Kuwait, Expire 3/17/17*	21,312	49,204
HSBC Bank PLC -
Agility Public Warehousing K.S.C., Expire 10/17/16*	19,950	60,496
Al Rajhi Bank, Expire 2/16/15*	3,575	62,319
Almarai Co. Ltd., Expire 11/24/14*	2,070	44,145
Etihad Etisalat Co., Expire 12/05/14*	35,124	378,044
Saudi Cement Co., Expire 8/10/15*	960	28,357
Savola, Expire 2/02/15*	1,870	42,571
Sultan Center Food Production, Expire 7/27/15*	100,000	35,837

TOTAL CERTIFICATES (COST $555,564)		$700,973

REAL ESTATE INVESTMENT TRUSTS – 0.5%

AUSTRALIA – 0.0%**
CFS Retail Property Trust Group††	9,654	17,956
Federation Centres Ltd.††	15,794	37,928
Stockland††	25,350	94,778

TOTAL AUSTRALIA		$150,662

CANADA – 0.0%**
H&R Real Estate Investment Trust	1,200	23,882

FRANCE – 0.5%
Unibail-Rodamco SE††	9,332	2,392,792

HONG KONG – 0.0%**
Link REIT††	17,500	102,910

Description	Number of Shares	Value

NETHERLANDS – 0.0%**
Corio NV††	1,053	$51,254

NIGERIA – 0.0%**
Afriland Properties PLC*,††	24,606	—

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $2,314,725)		$2,721,500

TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $468,652,840)		$520,218,642

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.0%

REPURCHASE AGREEMENTS – 4.0%
Citigroup Global Markets, Inc., 0.10%, dated 10/31/14, due 11/03/14, repurchase price $1,041,207, collateralized by U.S. Treasury Securities 0.00% to 8.75%, maturing 10/31/16 to 02/15/41; total market value of $1,062,022.	$1,041,198	$1,041,198
Daiwa Capital Markets America, 0.15%, dated 10/31/14, due 11/03/14, repurchase price $4,946,011, collateralized by U.S. Government Securities 0.00% to 8.00%, maturing 09/24/15 to 03/01/48; total market value of $5,044,870.	4,945,949	4,945,949
HSBC Securities USA, Inc., 0.09%, dated 10/31/14, due 11/03/14, repurchase price $4,945,986, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 01/15/15 to 07/15/36; total market value of $5,044,868.	4,945,949	4,945,949
Nomura Securities International, Inc., 0.11%, dated 10/31/14, due 11/03/14, repurchase price $4,945,994, collateralized by U.S. Government & Treasury Securities 0.00% to 7.25%, maturing 11/03/14 to 11/01/44; total market value of $5,044,868.	4,945,949	4,945,949
Royal Bank of Scotland PLC, 0.11%, dated 10/31/14, due 11/03/14, repurchase price $4,945,994, collateralized by U.S. Government & Treasury Securities 0.38% to 7.25%, maturing 11/30/14 to 07/15/56; total market value of $5,044,872.	4,945,949	4,945,949

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $20,824,994)		$20,824,994

TOTAL INVESTMENTS – 103.8% (COST $489,477,834)		$541,043,636

COLLATERAL FOR SECURITIES ON LOAN – (4.0%)		(20,824,994)

OTHER ASSETS LESS LIABILITIES – 0.2%		1,116,179

TOTAL NET ASSETS – 100.0%		$521,334,821

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	32

Wilmington Multi-Manager International Fund (continued)

Cost of investments for Federal income tax purposes is $496,925,537. The net unrealized appreciation/(depreciation) of investments was $44,118,099. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $79,223,238 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,105,139.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks	$84,393,194	$398,164,102	$—	$482,557,296
Investment Companies	6,652,077	—	—	6,652,077
Preferred Stocks	3,563,110	2,193,208	—	5,756,318
Money Market Fund	16,391,458	—	—	16,391,458
Rights	—	80,360	—	80,360
Call Warrants	5,271,003	87,657	—	5,358,660
Certificates	700,973	—	—	700,973
Real Estate Investment Trusts	23,882	2,697,618	—	2,721,500
Repurchase Agreements	—	20,824,994	—	20,824,994

Total Investments in Securities	116,995,697	424,047,939	—	541,043,636

Other Financial Instruments^
Forward Foreign Currency Contracts	—	9,164	—	9,164

Total Assets	$116,995,697	$424,057,103	$—	$541,052,800

Liabilities

Other Financial Instruments^
Forward Foreign Currency Contracts	$—	$(15,794)	$—	$(15,794)

Total Liabilities	$—	$(15,794)	$—	$(15,794)

^

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

33	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

At October 31, 2014, the Wilmington Multi-Manager International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/3/2014	Bank of New York	34,722 Australian Dollar	$30,892	$30,549	$(343)
11/3/2014	Bank of New York	10,975 Euro	14,002	13,755	(247)
11/3/2014	Bank of New York	5,602 Australian Dollar	4,984	4,929	(55)
11/4/2014	Bank of New York	12,713,291 Japanese Yen	117,607	113,187	(4,420)
11/4/2014	Bank of New York	7,415,291 Japanese Yen	68,596	66,018	(2,578)
11/4/2014	Bank of New York	4,307,144 Japanese Yen	39,844	38,347	(1,497)
11/4/2014	Bank of New York	3,498,768 Japanese Yen	32,366	31,150	(1,216)
11/5/2014	Bank of New York	8,789,295 Japanese Yen	80,340	78,252	(2,088)
11/5/2014	Bank of New York	3,490,836 Japanese Yen	31,908	31,079	(829)
11/5/2014	Bank of New York	52,208 Australian Dollar	46,114	45,927	(187)
11/5/2014	Bank of New York	12,639 Australian Dollar	11,164	11,119	(45)
11/5/2014	Bank of New York	1,913 Brazilian Real	774	769	(5)
11/6/2014	Bank of New York	16,106,056 Japanese Yen	144,376	143,395	(981)
11/6/2014	Bank of New York	8,497,391 Japanese Yen	76,171	75,653	(518)
11/6/2014	Bank of New York	2,719,625 Japanese Yen	24,379	24,213	(166)
11/6/2014	Bank of New York	2,389,290 Japanese Yen	21,297	21,272	(25)
11/6/2014	Bank of New York	1,050,777 Japanese Yen	9,419	9,355	(64)
11/6/2014	Bank of New York	1,019,728 Japanese Yen	9,141	9,079	(62)
11/6/2014	Bank of New York	118,887 Australian Dollar	105,046	104,578	(468)
CONTRACTS SOLD
11/5/2014	Bank of New York	28,550,124 Japanese Yen	260,966	254,182	6,784
11/5/2014	Bank of New York	4,183,578 Japanese Yen	38,241	37,247	994
11/5/2014	Bank of New York	155,953 Canadian Dollar	138,256	138,156	100
11/6/2014	Bank of New York	18,763,730 Japanese Yen	168,199	167,056	1,143
11/6/2014	Bank of New York	2,354,329 Japanese Yen	21,104	20,961	143
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(6,630)

At October 31, 2014, the Wilmington Multi-Manager International Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/3/2014	Bank of New York	118,590 Hong Kong Dollar	$15,292	$15,292	$ —
11/3/2014	Bank of New York	110,329 Swedish Krona	15,045	14,941	(104)
11/3/2014	Bank of New York	86,717 Pound Sterling	138,756	138,721	(35)
11/3/2014	Bank of New York	38,231 Swedish Krona	5,213	5,177	(36)
11/3/2014	Bank of New York	12,688 Swedish Krona	1,730	1,718	(12)
11/3/2014	Bank of New York	11,912 Euro	15,039	14,928	(111)
11/3/2014	Bank of New York	11,754 Euro	14,839	14,730	(109)
11/3/2014	Bank of New York	7,596 Norwegian Krone	1,134	1,126	(8)
11/4/2014	Bank of New York	167,883 Hong Kong Dollar	21,648	21,648	—
11/4/2014	Bank of New York	93,347 Euro	117,442	116,977	(465)
11/4/2014	Bank of New York	91,422 Euro	115,021	114,566	(455)
11/4/2014	Bank of New York	45,603 Swedish Krona	6,196	6,176	(20)
11/4/2014	Bank of New York	30,160 Euro	37,945	37,795	(150)
11/4/2014	Bank of New York	27,165 Pound Sterling	43,480	43,456	(24)

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	34

Wilmington Multi-Manager International Fund (concluded)

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED (continued)
11/4/2014	Bank of New York	26,861 Euro	$33,794	$33,660	$(134)
11/4/2014	Bank of New York	23,897 Euro	30,065	29,946	(119)
11/4/2014	Bank of New York	22,770 Swedish Krona	3,094	3,084	(10)
11/4/2014	Bank of New York	12,780 Swedish Krona	1,736	1,731	(5)
11/4/2014	Bank of New York	12,639 Pound Sterling	20,229	20,218	(11)
11/4/2014	Bank of New York	10,974 Pound Sterling	17,565	17,555	(10)
11/4/2014	Bank of New York	4,534 Euro	5,704	5,681	(23)
11/6/2014	Bank of New York	40,514 Australian Dollar	35,638	35,638	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(1,841)

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

35

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager Alternatives Fund

At October 31, 2014, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets

Common Stocks	40.0%
Corporate Bonds	18.8%
Investment Companies	9.7%
U.S. Government Obligations	11.5%
Purchased Options	0.4%
Cash Equivalents[1]	17.0%
Securities Sold Short	(13.2)%
Written Options	(0.7)%
Other Assets and Liabilities – Net[2]	16.5%

TOTAL	100.0%

(1)	Cash Equivalents include investment in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 40.0%

AUTO COMPONENTS – 0.6%
TRW Automotive Holdings Corp.*	13,100	$1,327,685

AUTOMOBILES – 1.2%
Bayerische Motoren Werke AG	23,722	2,543,892

BANKS – 0.4%
Dah Sing Financial Holdings Ltd.	122,942	765,526

BEVERAGES – 2.6%
C&C Group PLC	110,000	490,457
Diageo PLC	85,000	2,506,842
SABMiller PLC	47,198	2,669,648

TOTAL BEVERAGES		$5,666,947

BUILDING PRODUCTS – 0.3%
Sanitec Corp.	54,000	693,470

COMMERCIAL BANKS – 0.8%
Aozora Bank Ltd.Ö	270,495	950,765
OmniAmerican Bancorp, Inc.	29,000	784,160

TOTAL COMMERCIAL BANKS		$1,734,925

COMMUNICATIONS EQUIPMENT – 1.6%
Juniper Networks, Inc.*	47,500	1,000,825

Description	Number of Shares	Value
Nokia OYJ*	290,033	$2,414,637

TOTAL COMMUNICATIONS EQUIPMENT		$3,415,462

CONSUMER FINANCE – 0.5%
Ally Financial, Inc.*	43,280	982,456

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%
Globalstar, Inc.*	338,600	802,482
Ziggo NVÖ	10,205	498,699

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$1,301,181

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.4%
RealD, Inc.*	79,400	898,808

FOOD PRODUCTS – 2.2%
Danone SAÖ	37,305	2,549,143
WhiteWave Foods Co., Class A*	58,990	2,196,198

TOTAL FOOD PRODUCTS		$4,745,341

HEALTH CARE EQUIPMENT & SUPPLIES – 2.1%
CareFusion Corp.*	21,400	1,227,718
Smith & Nephew PLC	116,455	2,422,470
Symmetry Medical, Inc.*	100,000	990,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$4,640,188

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	36

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value

HEALTH CARE PROVIDERS & SERVICES – 0.9%
Extendicare, Inc.Ö	257,759	$1,866,211

HOTELS, RESTAURANTS & LEISURE – 3.4%
Bally Technologies, Inc.*	9,200	739,680
Gtech SpA	8,850	206,266
Imvescor Restaurant Group In	181,433	267,227
International Game Technology	46,574	763,348
Tim Hortons, Inc.	67,130	5,439,186

TOTAL HOTELS, RESTAURANTS & LEISURE		$7,415,707

HOUSEHOLD DURABLES – 0.6%
Sony Corp. ADR	64,000	1,268,480

INSURANCE – 0.5%
Meadowbrook Insurance Group, Inc.	100,000	637,000
National Interstate Corp.	18,716	532,283

TOTAL INSURANCE		$1,169,283

INTERNET SOFTWARE & SERVICES – 1.2%
Move, Inc.*	123,500	2,587,325

IT SERVICES – 1.1%
InterXion Holding NV*,Ö	90,723	2,480,367

MEDIA – 4.0%
Cablevision Systems Corp.Ö	147,304	2,742,800
DIRECTV*	14,300	1,241,097
Loral Space & Communications, Inc.Ö	12,421	950,206
Societe Television Francaise 1Ö	181,144	2,700,586
Time Warner Cable, Inc.Ö	7,000	1,030,470

TOTAL MEDIA		$8,665,159

METALS & MINING – 0.2%
Barrick Gold Corp.	7,725	91,696
Newmont Mining Corp.Ö	17,978	337,267

TOTAL METALS & MINING		$428,963

MULTILINE RETAIL – 0.6%
Family Dollar Stores, Inc.	17,500	1,370,075

OIL, GAS & CONSUMABLE FUELS – 1.1%
Athlon Energy, Inc.*	4,280	249,524
Lundin Petroleum AB*,Ö	148,023	2,092,245

TOTAL OIL, GAS & CONSUMABLE FUELS		$2,341,769

PERSONAL PRODUCTS – 1.3%
Estee Lauder Cos., Inc. (The)	36,460	2,741,063

PHARMACEUTICALS – 6.9%
Actavis PLC*	9,173	2,226,654
Allergan, Inc.Ö	18,200	3,459,092
AstraZeneca PLC ADRÖ	43,804	3,195,064
GlaxoSmithKline PLC	112,897	2,553,037
Meda AB	122,133	1,599,464

Description	Number of Shares	Value
Pfizer, Inc.	46,592	$1,395,430
Shire PLC ADR	2,025	404,595

TOTAL PHARMACEUTICALS		$14,833,336

REAL ESTATE INVESTMENT TRUSTS – 0.6%
American Realty Capital Healthcare Trust, Inc.	101,000	1,141,300
Corio NV	5,000	243,373

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,384,673

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.5%
Infineon Technologies AG	279,586	2,723,926
SunEdison, Inc.*	25,000	487,750

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$3,211,676

SOFTWARE – 1.0%
Compuware Corp.	72,680	737,702
Concur Technologies, Inc.*	4,480	574,874
Covisint Corp.*	14	41
Nuance Communications, Inc.*	38,000	586,340
Tibco Software, Inc.*	15,500	362,235

TOTAL SOFTWARE		$2,261,192

TOBACCO – 0.8%
Imperial Tobacco Group PLC	38,498	1,672,417

WIRELESS TELECOMMUNICATION SERVICES – 1.0%
Vodafone Group PLC	650,952	2,164,703

TOTAL COMMON STOCKS (COST $86,135,490)		$86,578,280

INVESTMENT COMPANIES – 9.7%

ALTERNATIVE INVESTMENT FUND – 4.1%
Arbitrage Fund, Class I	690,430	8,878,935

EQUITY FUND – 5.6%
Professionally Managed Portfolios - The Osterweis Strategic Income Fund, Class I	1,030,834	12,143,228

TOTAL INVESTMENT COMPANIES (COST $21,125,944)		$21,022,163
	Par Value

CORPORATE BONDS – 18.8%

COMMERCIAL SERVICES & SUPPLIES – 1.2%
Safway Group Holding LLC / Safway Finance Corp., Secured, 7.00%, 5/15/18•,Ω	$2,500,000	$2,606,250

DISTRIBUTORS – 0.6%
HD Supply, Inc.,
Company Guaranteed, 11.50%, 7/15/20	1,150,000	1,345,500

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

37	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Par Value	Value

DIVERSIFIED FINANCIAL SERVICES – 0.6%
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
Sr. Unsecured, 6.88%, 4/15/22•,Ω	$1,250,000	$1,212,500

FOOD – 1.5%
SUPERVALU, Inc.,
Sr. Unsecured, 8.00%, 5/01/16	2,940,000	3,175,200

HEALTH CARE PROVIDERS & SERVICES – 1.1%
Tenet Healthcare Corp.,
Sr. Unsecured, 8.13%, 4/01/22	2,000,000	2,300,000

LODGING – 1.0%
Marina District Finance Co., Inc.,
Sr. Secured, 9.88%, 8/15/18	2,000,000	2,115,000

MACHINERY – 1.9%
BlueLine Rental Finance Corp.,
Secured, 7.00%, 2/01/19•,Ω	2,650,000	2,809,000
Vander Intermediate Holding II Corp.,
Sr. Unsecured, 9.75%, 2/01/19•,Ω	1,230,000	1,306,875

TOTAL MACHINERY		$4,115,875

MEDIA – 1.0%
Univision Communications, Inc.,
Sr. Secured, 6.88%, 5/15/19•,Ω	2,000,000	2,112,500

RETAIL – 2.1%
Michaels Finco Holding LLC / Michaels
Finco, Inc.,
Sr. Unsecured, 7.50%, 8/01/18•,Ω	908,000	927,295
Rite Aid Corp.,
Company Guaranteed, 6.75%, 6/15/21	3,385,000	3,630,413

TOTAL RETAIL		$4,557,708

SOFTWARE – 1.3%
First Data Corp.,
Company Guaranteed, 11.75%, 8/15/21	2,504,000	2,942,200

TELECOMMUNICATIONS – 6.5%
Altice SA,
Company Guaranteed, 7.75%, 5/15/22•,Ω	2,500,000	2,625,000
Intelsat Jackson Holdings SA,
Company Guaranteed, 7.25%, 10/15/20	2,000,000	2,140,000
Intelsat Jackson Holdings SA,
Company Guaranteed, 7.50%, 4/01/21	150,000	162,937
Level 3 Financing, Inc.,
Company Guaranteed, 8.13%, 7/01/19	2,375,000	2,553,125
Sprint Corp., Company Guaranteed, 7.25%, 9/15/21•,Ω	2,025,000	2,146,500
West Corp., Company Guaranteed, 7.88%, 1/15/19	1,974,000	2,052,960
Wind Acquisition Finance SA, Company Guaranteed, 7.38%, 4/23/21•,Ω	2,525,000	2,474,500

TOTAL TELECOMMUNICATIONS		$14,155,022

TOTAL CORPORATE BONDS (COST $40,452,599)		$40,637,755

Description	Par Value	Value

U.S. GOVERNMENT OBLIGATIONS – 11.5%

U.S. TREASURY BILLS – 11.1%
0.01%, 1/29/15‡	$20,000,000	$19,999,758
0.10%, 1/08/15Ö,‡	4,000,000	3,999,963

TOTAL U.S. TREASURY BILLS		$23,999,721

U.S. TREASURY NOTES – 0.4%
0.25%, 1/31/15Ö	1,000,000	1,000,481

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $24,999,000)		$25,000,202

	Number of Shares

MONEY MARKET FUND – 17.0%
Dreyfus Cash Management Fund,
Institutional Shares, 0.03%^	36,819,568	$36,819,568

TOTAL MONEY MARKET FUND (COST $36,819,568)		$36,819,568

	Contracts

PURCHASED OPTIONS – 0.4%

CALL OPTIONS – 0.0%**
S&P 500 Index, Strike Price $2,005.00,
Expiring 11/12/2014	23	$55,631
S&P 500 Index, Strike Price $2,035.00,
Expiring 11/17/2014	22	24,063
S&P 500 Index, Strike Price $2,045.00,
Expiring 11/14/2014	22	13,420
S&P 500 Index, Strike Price $2,070.00,
Expiring 11/07/2014	21	1,680
S&P 500 Index, Strike Price $2,070.00,
Expiring 11/10/2014	22	1,546
S&P 500 Index, Strike Price $2,080.00,
Expiring 11/05/2014	22	696
S&P 500 Index, Strike Price $2,080.00,
Expiring 11/19/2014	22	4,100
S&P 500 Index, Strike Price $2,095.00,
Expiring 11/22/2014	21	2,310
S&P 500 Index, Strike Price $2,105.00,
Expiring 11/24/2014	21	2,178
S&P 500 Index, Strike Price $2,110.00,
Expiring 11/30/2014	21	38
S&P 500 Index, Strike Price $2,125.00,
Expiring 11/26/2014	21	1,177
S&P 500 Index, Strike Price $2,150.00,
Expiring 11/28/2014	20	600

TOTAL CALL OPTIONS		$107,439

PUT OPTIONS – 0.4%
Actavis PLC, Strike Price $230.00, Expiring 12/20/2014	24	12,600

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	38

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Contracts	Value
Actavis PLC, Strike Price $240.00, Expiring 12/20/2014	60	$57,300
Allergan, Inc., Strike Price $170.00, Expiring 11/22/2014	25	2,700
Burger King, Strike Price $40.00, Expiring 1/17/2015	338	317,720
Compuware Corp., Strike Price $9.00,
Expiring 11/22/2014	1,250	—
Globalstar, Inc., Strike Price $3.00, Expiring 4/17/2015	3,386	389,390
Juniper Networks, Inc., Strike Price $19.00, Expiring 4/17/2015	318	26,394
Nuance Communications, Inc., Strike Price $14.00, Expiring 11/22/2014	380	1,900
S&P 500 Index, Strike Price $1,585.00, Expiring 11/12/2014	23	5
S&P 500 Index, Strike Price $1,680.00, Expiring 11/14/2014	22	440
S&P 500 Index, Strike Price $1,680.00, Expiring 11/17/2014	22	66
S&P 500 Index, Strike Price $1,690.00, Expiring 11/10/2014	22	55
S&P 500 Index, Strike Price $1,705.00, Expiring 11/07/2014	21	315
S&P 500 Index, Strike Price $1,735.00, Expiring 11/05/2014	22	2
S&P 500 Index, Strike Price $1,745.00, Expiring 11/19/2014	22	387
S&P 500 Index, Strike Price $1,750.00, Expiring 11/24/2014	21	1,470
S&P 500 Index, Strike Price $1,755.00, Expiring 11/24/2014	21	1,812
S&P 500 Index, Strike Price $1,785.00, Expiring 11/03/2014	21	—
S&P 500 Index, Strike Price $1,790.00, Expiring 11/26/2014	21	2,862
S&P 500 Index, Strike Price $1,820.00, Expiring 11/28/2014	20	4,000
Southside Bancshares, Inc., Strike Price $40.00, Expiring 1/17/2015	56	50,960

TOTAL PUT OPTIONS		$870,378

TOTAL PURCHASED OPTIONS
(COST $1,115,550)		$977,817

TOTAL INVESTMENTS IN SECURITIES – 97.4%
(COST $210,648,151)		$211,035,785

	Number of Shares

SECURITIES SOLD SHORT – (13.2%)

COMMON STOCKS – (2.0%)

COMMERCIAL BANKS – (0.1%)

Southside Bancshares, Inc.	(7,331)	$(246,175)

HEALTH CARE EQUIPMENT & SUPPLIES – 0.0%

Description	Number of Shares	Value
Becton Dickinson and Co.	(829)	$(106,692)

HOTELS, RESTAURANTS & LEISURE – (0.3%)
Burger King Worldwide, Inc.	(20,072)	(655,953)

MEDIA – (0.7%)
Comcast Corp.	(20,081)	(1,111,483)
Liberty Global PLC, Series A	(2,322)	(105,581)
Liberty Global PLC, Series C	(5,745)	(255,480)

TOTAL MEDIA		$(1,472,544)

METALS & MINING – (0.1%)
Cliffs Natural Resources, Inc.	(12,000)	(134,760)

MULTILINE RETAIL – 0.0%
Dollar General Corp.*	(1,625)	(101,839)

PHARMACEUTICALS – (0.2%)
Valeant Pharmaceuticals International, Inc.*	(3,245)	(431,715)

REAL ESTATE INVESTMENT TRUSTS – (0.6%)
Klepierre	(5,699)	(246,663)
Ventas, Inc.	(15,342)	(1,051,080)

TOTAL REAL ESTATE INVESTMENT TRUSTS		$(1,297,743)

TOTAL COMMON STOCKS		$(4,447,421)

INVESTMENT COMPANIES – (11.0%)

EQUITY FUNDS – (11.0%)
iShares Core S&P 500 ETF	(24,527)	(4,978,736)
iShares MSCI EMU ETF	(289,674)	(10,833,808)
iShares MSCI Hong Kong ETF	(20,710)	(447,543)
iShares MSCI United Kingdom ETF	(319,912)	(6,081,527)
Market Vectors Gold Miners	(21,563)	(371,099)
Market Vectors Pharmaceutica	(7,424)	(470,533)
Nomura Topix Exchange	(28,592)	(346,948)
WisdomTree Japan Hedged Equity Fund	(5,185)	(279,057)

TOTAL EQUITY FUNDS		$(23,809,251)

TOTAL INVESTMENT COMPANIES		$(23,809,251)

TELECOMMUNICATION SERVICES – (0.2%)

DIVERSIFIED TELECOMMUNICATION SERVICES – (0.2%)
AT&T, Inc.	(11,701)	(407,663)

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $29,073,026)		$(28,664,335)

	Contracts

WRITTEN OPTIONS – (0.7%)

CALL OPTIONS – (0.7%)
Allergan, Inc., Strike Price $175.00, Expiring
12/20/2014	(13)	$(25,610)

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

39	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Contracts	Value
Allergan, Inc., Strike Price $180.00, Expiring 11/22/2014	(13)	$(17,160)
Allergan, Inc., Strike Price $180.00, Expiring 12/20/2014	(27)	(45,765)
Allergan, Inc., Strike Price $190.00, Expiring 11/22/2014	(44)	(26,576)
Compuware Corp., Strike Price $11.00, Expiring 2/20/2015	(625)	(9,375)
Globalstar, Inc., Strike Price $5.00, Expiring 4/17/2015	(1,600)	(28,000)
Globalstar, Inc., Strike Price $6.00, Expiring 4/17/2015	(1,786)	(26,790)
Pfizer, Inc., Strike Price $30.00, Expiring 12/20/2014	(42)	(1,890)
RealD, Inc., Strike Price $10.00, Expiring 11/22/2014	(794)	(113,145)
S&P 500 Index, Strike Price $1,885.00, Expiring 11/19/2014	(22)	(92,663)
S&P 500 Index, Strike Price $1,915.00, Expiring 11/12/2014	(23)	(234,980)
S&P 500 Index, Strike Price $1,945.00, Expiring 11/17/2014	(22)	(163,585)
S&P 500 Index, Strike Price $1,955.00, Expiring 11/14/2014	(22)	(134,530)
S&P 500 Index, Strike Price $1,975.00, Expiring 11/07/2014	(21)	(90,720)
S&P 500 Index, Strike Price $1,975.00, Expiring 11/10/2014	(22)	(102,592)
S&P 500 Index, Strike Price $1,985.00, Expiring 11/05/2014	(22)	(77,070)
S&P 500 Index, Strike Price $2,000.00, Expiring 11/22/2014	(21)	(65,100)
S&P 500 Index, Strike Price $2,010.00, Expiring 11/24/2014	(21)	(57,574)
S&P 500 Index, Strike Price $2,015.00, Expiring 11/03/2014	(21)	(22,168)
S&P 500 Index, Strike Price $2,030.00, Expiring 11/26/2014	(21)	(35,935)
S&P 500 Index, Strike Price $2,050.00, Expiring 11/28/2014	(20)	(18,200)

Description	Contracts	Value
Sony Corp., Strike Price $19.00, Expiring 1/17/2015	(140)	$(20,300)

TOTAL CALL OPTIONS		$(1,409,728)

PUT OPTIONS – 0.0%**
S&P 500 Index, Strike Price $1,675.00, Expiring 11/12/2014	(23)	(71)
S&P 500 Index, Strike Price $1,770.00, Expiring 11/14/2014	(22)	(770)
S&P 500 Index, Strike Price $1,770.00, Expiring 11/17/2014	(22)	(360)
S&P 500 Index, Strike Price $1,785.00, Expiring 11/10/2014	(22)	(546)
S&P 500 Index, Strike Price $1,800.00, Expiring 11/07/2014	(21)	(315)
S&P 500 Index, Strike Price $1,830.00, Expiring 11/05/2014	(22)	(89)
S&P 500 Index, Strike Price $1,840.00, Expiring 11/19/2014	(22)	(1,445)
S&P 500 Index, Strike Price $1,845.00, Expiring 11/22/2014	(21)	(3,360)
S&P 500 Index, Strike Price $1,850.00, Expiring 11/24/2014	(21)	(4,615)
S&P 500 Index, Strike Price $1,880.00, Expiring 11/03/2014	(21)	(39)
S&P 500 Index, Strike Price $1,885.00, Expiring 11/26/2014	(21)	(8,145)
S&P 500 Index, Strike Price $1,920.00, Expiring 11/28/2014	(20)	(14,800)

TOTAL PUT OPTIONS		$(34,555)

TOTAL WRITTEN OPTIONS
(PREMIUMS RECEIVED $844,999)		$(1,444,283)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS – 83.5%		$180,927,167

OTHER ASSETS LESS LIABILITIES – 16.5%		35,665,461

TOTAL NET ASSETS – 100.0%		$216,592,628

Cost of investments for Federal income tax purposes is $212,796,764. The net unrealized appreciation/(depreciation) of investments was $(1,760,979). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,897,100 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,658,079.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	40

Wilmington Multi-Manager Alternatives Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks	$81,439,717	$5,138,563	$—	$86,578,280
Investment Companies	21,022,163	—	—	21,022,163
Corporate Bonds	—	40,637,755	—	40,637,755
U.S. Government Obligations	—	25,000,202	—	25,000,202
Money Market Fund	36,819,568	—	—	36,819,568
Purchased Options	858,964	118,853	—	977,817

Total Investments in Securities	140,140,412	70,895,373	—	211,035,785

Other Financial Instruments^
Financial Futures Contracts	1,462,092	—	—	1,462,092
Forward Foreign Currency Contracts	—	335,753	—	335,753

Total Assets	$141,602,504	$71,231,126	$—	$212,833,630

Liabilities
Other Financial Instruments^
Financial Futures Contracts	$(22,832)	$—	$—	$(22,832)
Forward Foreign Currency Contracts	—	(6,450)	—	(6,450)
Securities Sold Short	(28,664,335)	—	—	(28,664,335)
Written Options	(314,611)	(1,129,672)	—	(1,444,283)

Total Liabilities	$(29,001,778)	$(1,136,122)	$—	$(30,137,900)

^

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as financial futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Securities sold short and written options are reported at their market value at period end.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

41	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (concluded)

At October 31, 2014, the Wilmington Multi-Manager Alternatives Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/28/2014	Bank of New York	580,000 Pound Sterling	$930,523	$927,614	$ (2,909)
11/28/2014	Bank of New York	130,000 Pound Sterling	207,909	207,914	5
CONTRACTS SOLD
11/3/2014	Bank of New York	553,283 Pound Sterling	882,395	885,084	(2,689)
11/3/2014	Bank of New York	193,666 Pound Sterling	309,788	309,806	(18)
11/3/2014	Bank of New York	80,756 Canadian Dollar	71,345	71,653	(308)
11/4/2014	Bank of New York	119,903 Canadian Dollar	105,928	106,387	(459)
11/4/2014	Bank of New York	17,493 Canadian Dollar	15,454	15,521	(67)
11/28/2014	Bank of New York	26,630,000 Swedish Krona	3,632,792	3,606,578	26,214
11/28/2014	Bank of New York	9,150,000 Euro	11,658,656	11,468,321	190,335
11/28/2014	Bank of New York	8,800,000 Pound Sterling	14,193,344	14,074,145	119,199
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$329,303

At October 31, 2014, the Wilmington Multi-Manager Alternatives Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
US Dollar Czech Koruna	December 2014	2	$200,626	$207,124	$ 6,498
US Dollar Norwegian Crone	December 2014	2	201,129	212,699	11,570
US Dollar Swedish Krona	December 2014	6	601,332	621,804	20,472
SHORT POSITIONS:
Australian Dollar Future	December 2014	90	7,869,268	7,892,100	(22,832)
Canadian Dollar Future	December 2014	11	999,003	974,600	24,403
Euro Future	December 2014	212	34,230,661	33,204,500	1,026,161
Great Britain Pound Future	December 2014	4	402,512	399,625	2,887
Japanese Yen Future	December 2014	27	3,032,718	3,006,450	26,268
Mexican Peso Future	December 2014	5	189,108	185,100	4,008
Polish Zloty Future	December 2014	2	307,043	296,160	10,883
Swiss Franc Future	December 2014	84	11,240,542	10,911,600	328,942
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$1,439,260

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

42

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager Real Asset Fund

At October 31, 2014, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Inflation-Linked & Fixed Income Securities:
Foreign Government Inflation-Linked Securities	22.4%
U.S. Government Inflation-Linked Securities	20.4%
Foreign Government Securities	5.2%
Exchange-Traded Fund	1.5%
Corporate Bonds	1.4%
Asset-Backed Securities	0.6%
Mortgage-Backed Securities	0.2%
Real Estate Related Securities:
Real Estate Investment Trusts	27.9%
Common Stocks	9.6%
Exchange-Traded Funds	4.0%
Investment Companies	0.1%
Preferred Stocks	0.0%[3]
Warrants	0.0%[3]
Commodity Related Securities:
Investment Companies	6.9%
Exchange-Traded Fund	3.2%
Structured Note	0.6%
Purchased Option	0.1%
Written Options	(0.1)%
Short-Term Investments
Cash Equivalents[1]	7.5%
Other Assets and Liabilities – Net[2]	(11.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Par Value	Value
INFLATION-LINKED & FIXED INCOME SECURITIES – 51.7%

ASSET-BACKED SECURITIES – 0.6%

COLLATERALIZED LOAN OBLIGATION – 0.0%**
MAGI Funding PLC Series I-A, Class A, 1.31% 4/11/21	$88,276	$109,986

COMMERCIAL PAPER – 0.2%
Greensill Cap Scf 0.00% 3/04/15††,‡	1,000,000	981,268

Description	Par Value	Value
DIVERSIFIED FINANCIAL SERVICES – 0.4%
Ameriquest Mortgage Securities Trust Series 2006-R1, Class M1, 0.54% 3/25/36Δ	$300,000	$253,716
Bear Stearns Asset Backed Securities I Trust Series 2005-TC1, Class M2, 0.81% 5/25/35Δ	545,623	446,987
Bear Stearns Asset Backed Securities Trust Series 2005-1, Class M2, 2.25% 3/25/35Δ	500,000	471,955

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

43	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Par Value	Value
Countrywide Asset-Backed Certificates Series 2006-6, Class 2A2, 0.33% 9/25/36Δ	$278,356	$271,289
Venture VII CDO Ltd. Series 2006-7A, Class A1A, 0.46% 1/20/22Δ,•,Ω	274,059	271,287

TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,715,234

WHOLE LOAN – 0.0%
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB2, Class M2, 1.10% 4/25/36Δ	241,321	205,446

TOTAL ASSET-BACKED SECURITIES (COST $2,977,300)		$3,011,934

CORPORATE BONDS – 1.4%

ENERGY – 0.1%
Sabine Pass LNG LP Sr. Secured, 7.50% 11/30/16	400,000	429,500

FINANCIALS – 1.2%
Ally Financial, Inc. Company Guaranteed, 5.50% 2/15/17	569,000	608,119
Banco Espirito Santo Sr. Unsecured, 5.00% 4/23/19	150,000	177,120
Banco Espirito Santo SA Sr. Unsecured, MTN, 7.00% 3/04/16	100,000	123,622
Bank of America Corp. Sr. Unsecured, MTN, 0.00% 10/21/25Δ	15,000,000	1,207,214
BPCE SA Subordinated, 4.63% 7/11/24††,•,Ω	700,000	689,304
CIT Group, Inc. Sr. Unsecured, 4.25% 8/15/17	594,000	610,335
Eksportfinans ASA Sr. Unsecured, 5.50% 6/26/17	1,000,000	1,070,190
Ford Motor Credit Co. LLC Sr. Unsecured, 5.63% 9/15/15	400,000	416,465
International Lease Finance Corp. Sr. Unsecured, 8.63% 9/15/15	200,000	210,750
Intesa Sanpaolo SpA, Company Guaranteed, 3.13%, 1/15/16	100,000	102,135
6.50%, 2/24/21•,Ω	300,000	348,459

TOTAL FINANCIALS		$5,563,713

UTILITIES – 0.1%
Dynegy Finance I/II, Inc., Sr. Secured, 6.75%, 11/01/19•,Ω	500,000	520,000
7.63%, 11/01/24•,Ω	100,000	106,500

TOTAL UTILITIES		$626,500

TOTAL CORPORATE BONDS (COST $6,604,781)		$6,619,713

EXCHANGE-TRADED FUND – 1.5%

DEBT FUND – 1.5%
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund#	280,000	6,930,000

Description	Par Value		Value
TOTAL EXCHANGE-TRADED FUND (COST $7,001,180)			$6,930,000

FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 22.4%

GOVERNMENT – 22.4%
Brazil Notas do Tesouro Nacional Series B, 6.00%, 5/15/35	300,000	BRL	303,747
6.00%, 5/15/45	1,508,000	BRL	1,516,239
6.00%, 8/15/50	3,700,000	BRL	3,733,504
Bundesrepublik Deutschland Bundesob-ligation Inflation Linked Bond, 0.75%, 4/15/18	15,817,476	EUR	21,717,311
Canadian Government Bond, 1.25%, 12/01/47	2,344,942	CAD	2,395,105
Colombian Tesoreria, 3.00%, 3/25/33	4,533,719,317	COP	1,951,736
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	610,000	EUR	829,050
France Government Bond OAT, 0.10%, 7/25/21	3,250,000	EUR	4,285,971
0.25%, 7/25/18	8,100,000	EUR	10,912,063
0.25%, 7/25/24	200,000	EUR	264,390
1.00%, 7/25/17	738,777	EUR	968,523
1.10%, 7/25/22	500,000	EUR	759,339
2.10%, 7/25/23	350,000	EUR	585,772
2.25%, 7/25/20	243,336	EUR	356,394
Italy Buoni Poliennali Del Tesoro,
2.10%, 9/15/21	200,000	EUR	293,374
2.25%, 4/22/17	2,701,458	EUR	3,506,523
2.35%, 9/15/24	3,700,000	EUR	5,098,411
Mexican Udibonos,
4.00%, 11/15/40	21,321,242	MXN	1,738,900
4.50%, 11/22/35	30,088,953	MXN	2,633,175
New Zealand Government Bond, Sr. Unsecured, 2.02%, 9/20/25	6,150,000	NZD	4,787,467
3.00%, 9/20/30	2,025,000	NZD	1,699,611
Poland Government Bond, 3.00%, 8/24/16	2,332,806	PLN	718,162
Thailand Government Bond, Unsecured, 1.25%, 3/12/28	39,401,772	THB	1,117,635
U.K. Gilt Inflation Linked, 0.13%, 3/22/44	4,664,000	GBP	8,630,773
0.25%, 3/22/52	849,304	GBP	1,697,021
0.50%, 3/22/50	397,373	GBP	848,994
0.63%, 3/22/40	356,037	GBP	726,113
0.63%, 11/22/42	2,902,704	GBP	6,096,157
0.75%, 3/22/34	2,213,060	GBP	4,369,073
0.75%, 11/22/47	1,063,657	GBP	2,390,510

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	44

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value		Value
1.13%, 11/22/37	$825,884	GBP	$1,817,966
1.25%, 11/22/55	307,505	GBP	854,440
0.13%, 3/22/29	1,277,149	GBP	2,213,496
0.13%, 3/22/58	1,436,035	GBP	2,840,391

TOTAL GOVERNMENT			$104,657,336

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $106,137,097)			$104,657,336

FOREIGN GOVERNMENT SECURITIES – 5.2%

GOVERNMENT – 5.2%
Autonomous Community of Catalonia, Sr. Unsecured, 4.75%, 6/04/18	100,000	EUR	136,004
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/01/23	8,330,000	BRL	3,013,305
10.00%, 1/01/25	24,800,000	BRL	8,858,539
Corp. Andina de Fomento, 11U, Unsecured, 3.95%, 10/15/21††	4,316,251	MXN	324,460
Hellenic Republic Government International Bond, Sr. Unsecured, 4.50%, 7/03/17	30,000,000	JPY	247,884
Hellenic Republic Treasury Bill, Series 13W,
0.00%, 1/16/15‡	600,000	EUR	748,528
Hellenic Republic Treasury Bill, Series 26W, 0.00%, 2/06/15‡	1,000,000	EUR	1,246,266
0.00%, 4/14/15‡	1,100,000	EUR	1,366,609
Italy Buoni Poliennali Del Tesoro, 5.00%,	2,600,000	EUR	3,988,802
Mexican Bonos de Proteccion al Ahorro, 3.00%, 4/01/18Δ	15,500,000	MXN	1,154,722
Mexican Udibonos, 4.00%, 11/08/46	5,200,303	MXN	427,534
Slovenia Government Bond, Sr. Unsecured, 3.00%, 4/08/21	1,000,000	EUR	1,325,806
South Africa Government Bond, Series R207, 7.25%, 1/15/20	15,475,000	ZAR	1,402,551

TOTAL GOVERNMENT			$24,241,010

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $25,995,828)			$24,241,010

MORTGAGE-BACKED SECURITIES – 0.2%

WHOLE LOAN – 0.2%
BCAP LLC Trust Series 2009-RR6-I, Class 3A1, 2.78% 12/26/37Δ,•,Ω	58,423		56,805
JP Morgan Resecuritization Trust Series 2009-7, Class 13A1, 2.38% 6/27/37Δ,•, Ω	53,949		53,570
Rise Ltd. 2014-1, Class A, 4.75% 2/15/39††	287,500		287,599
WAMU Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4, 2.02%, 11/25/36Δ	381,133		322,563

Description	Par Value	Value
2.35%, 3/25/37Δ	$164,452	$154,939

TOTAL WHOLE LOAN		$875,476

TOTAL MORTGAGE-BACKED SECURITIES (COST $799,301)		$875,476

U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 20.4%

U.S. TREASURY INFLATION INDEXED BONDS – 12.4%
U.S. Treasury Inflation Indexed Bond, 0.13%, 4/15/19	15,000,000	15,341,948
0.13%, 4/15/18	8,550,000	8,905,433
0.13%, 1/15/23	1,500,000	1,513,326
0.75%, 2/15/42	2,130,000	2,116,282
1.38%, 1/15/20	5,100,000	5,993,323
1.38%, 2/15/44	2,650,000	2,977,559
1.75%, 1/15/28	680,000	876,162
1.88%, 7/15/19	800,000	976,088
2.00%, 1/15/26	618,000	855,262
2.38%, 1/15/27	2,980,000	4,230,352
2.38%, 1/15/25	1,323,000	1,978,972
2.50%, 1/15/29	1,900,000	2,619,754
3.63%, 4/15/28	2,700,000	5,482,777
3.88%, 4/15/29	2,050,000	4,262,161

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$58,129,399

U.S. TREASURY INFLATION INDEXED NOTES – 8.0%
U.S. Treasury Inflation Indexed Note,
0.13%, 7/15/22	7,200,000	7,345,797
0.13%, 1/15/22	5,650,000	5,853,224
0.38%, 7/15/23	50,000	51,122
0.63%, 7/15/21#	3,610,000	3,915,661
1.13%, 1/15/21	9,200,000	10,561,268
1.25%, 7/15/20	6,500,000	7,569,831
1.63%, 1/15/18	1,750,000	2,114,705

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$37,411,608

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $95,820,155)		$95,541,007

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $245,335,642)		$241,876,476

Description	Number of Shares	Value
REAL ESTATE RELATED SECURITIES – 41.6%

COMMON STOCKS – 9.6%

DIVERSIFIED REAL ESTATE ACTIVITIES – 5.4%
Alexander & Baldwin, Inc.	3,244	$129,857
Allreal Holding AG††	633	83,789
CapitaLand Ltd.††	458,700	1,132,492
City Developments Ltd.††	35,000	257,598
Consolidated-Tomoka Land Co.	629	32,828

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

45	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Daito Trust Construction Co. Ltd.††	10,801	$1,345,813
Daiwa House Industry Co. Ltd.††	66,906	1,265,835
Development Securities PLC††	9,305	31,522
Dic Asset AG††	3,203	27,009
Dream Unlimited, Class A*	3,800	44,539
Emperor International Holdings Ltd.††	114,000	24,857
Far East Consortium Internat Ltd.††	74,000	27,687
Goldin Properties Holdings Ltd.*,††	96,000	58,131
Hang Lung Group Ltd.††	72,000	362,237
Hang Lung Properties Ltd.††	263,600	823,151
Heiwa Real Estate Co. Ltd.††	2,900	47,649
Henderson Land Development Co. Ltd.††	98,000	662,066
HKR International Ltd.††	60,800	29,390
Inmobiliaria Colonial SA*,††	82,629	58,299
K Wah International Holdings Ltd.††	84,000	52,689
Kerry Properties Ltd.††	55,500	190,389
Lai Sun Development Co. Ltd.*,††	1,032,000	26,599
Lend Lease Group††	55,508	774,174
Leopalace21 Corp.*,††	18,400	115,248
Mitsubishi Estate Co. Ltd.††	210,210	5,355,049
Mitsui Fudosan Co. Ltd.††	162,589	5,229,909
Mobimo Holding AG††	612	120,631
Property For Industry Ltd.††	30,878	35,150
Soundwill Holdings Ltd.††	18,000	28,568
St Joe Co. (The)*	6,975	133,571
Sumitomo Realty & Development Co. Ltd.††	54,600	2,046,898
Sun Hung Kai Properties Ltd.††	244,200	3,643,734
Takara Leben Co. Ltd.††	9,100	38,561
Tejon Ranch Co.*	1,109	33,470
Tokyo Tatemono Co. Ltd.††	48,100	419,882
Tokyu Fudosan Holdings Corp.††	38,900	276,474
UOL Group Ltd.††	47,000	236,070
Wheelock & Co. Ltd.††	65,000	313,308

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$25,515,123

FINANCIALS – 0.0%**
DNZ Property Fund Ltd.††	22,431	30,686

REAL ESTATE DEVELOPMENT – 1.2%
AV Homes, Inc.*	1,991	29,845
Aveo Group††	25,237	46,001
Cheung Kong Holdings Ltd.††	186,634	3,313,178
Conwert Immobilien Invest SE††	4,820	53,454
Daikyo, Inc.††	23,000	43,240
Fonciere de Paris Siic††	493	61,115
Forestar Group, Inc.*	2,626	45,824
Frasers Centrepoint Ltd.††	55,000	70,012
Goldcrest Co. Ltd.††	1,500	27,138

Description	Number of Shares	Value
Greenland Hong Kong Holdings Ltd.††	57,000	$22,889
Helical Bar PLC††	7,690	43,110
Ho Bee Investment Ltd.††	44,000	68,270
Howard Hughes Corp. (The)*	2,686	395,863
Keppel Land Ltd.††	53,000	137,912
Kowloon Development Co. Ltd.††	24,000	28,659
Lai Fung Holdings Ltd.††	1,283,000	27,510
Melcor Developments Ltd.	1,300	28,386
New World China Land Ltd.††	264,000	160,489
Nexity SA††	2,096	75,251
Oxley Holdings Ltd.††	58,000	24,632
Patrizia Immobilien AG*,††	2,555	34,543
Precinct Properties New Zealand Ltd.††	62,898	53,950
Selvaag Bolig ASA*,††	8,872	25,784
Sinarmas Land Ltd.††	74,000	35,157
Sino Land Co. Ltd.††	332,000	548,756
SRE Group Ltd.††	962,000	27,413
St. Modwen Properties PLC††	14,120	81,844
Tag Immobilien AG*,††	10,072	117,969
Wheelock Properties Singapore Ltd.††	55,000	77,181
Wing Tai Holdings Ltd.††	37,000	51,554

TOTAL REAL ESTATE DEVELOPMENT		$5,756,929

REAL ESTATE OPERATING COMPANIES – 2.8%
Aeon Mall Co. Ltd.††	8,600	157,860
Airport Facilities Co. Ltd.††	4,300	29,409
Argosy Property Ltd.††	58,962	48,627
Atrium Ljungberg AB*,††	4,644	64,984
Azrieli Group††	2,200	71,110
Buwog AG††	3,834	70,881
CA Immobilien Anlagen AG††	5,680	108,945
Capital & Counties Properties PLC††	54,633	298,873
Castellum AB††	35,548	545,133
Citycon OYJ††	25,375	82,213
Daejan Holdings PLC††	667	53,180
Daibiru Corp.††	4,300	48,437
Deutsche Annington Immobilie SE††	11,449	331,413
Deutsche Euroshop AG††	3,364	150,507
Deutsche Wohnen AG††	20,953	472,943
Dios Fastigheter AB*,††	3,768	25,529
do Deutsche Office AG*,††	7,007	25,562
Fabege AB††	10,814	138,816
Fastighets AB Balder*,††	4,764	62,072
First Capital Realty	7,300	119,243
Forest City Enterprises, Inc.*	13,426	280,469
Gagfah SA*,††	49,970	934,489
Gazit Globe Ltd.††	6,000	70,290

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	46

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Global Logistic Properties Ltd.††	624,800	$1,338,924
Grainger PLC††	34,764	105,348
Hemfosa Fastigheter AB*,††	4,890	81,114
Hongkong Land Holdings Ltd.††	211,381	1,474,154
Hufvudstaden AB††	27,516	357,047
Hulic Co. Ltd.††	28,400	314,202
Hutchison Harbour Ring Ltd.††	258,000	23,631
Hysan Development Co. Ltd.††	58,000	264,645
Immofinanz AG*,††	79,171	239,683
Intershop Holdings AG††	211	77,873
Jowa Holdings Co. Ltd.††	800	28,423
Keihanshin Building Co. Ltd.††	5,500	30,973
Killam Properties, Inc.	3,836	37,575
Klovern AB††	7,252	36,921
Kungsleden AB††	15,009	93,628
LEG Immobilien AG*,††	18,433	1,273,988
Mainstreet Equity Corp.*	800	28,953
Melisron Ltd.††	1,000	26,765
Norwegian Property ASA*,††	52,595	80,310
Platzer Fastigheter Holding, Class B††	7,280	29,358
PSP Swiss Property AG*,††	6,528	560,277
Quintain Estates & Development PLC*,††	39,479	51,870
Raven Russia Ltd.††	32,576	32,275
S Immo AG††	4,106	31,622
Sagax AB††	6,013	29,896
Sponda OYJ††	18,522	84,804
Swire Properties Ltd.††	337,700	1,082,096
Swiss Prime Site††	4,582	348,356
Technopolis OYJ††	7,764	39,469
Toc Co. Ltd.††	6,600	48,154
Unite Group PLC (The)††	35,082	239,865
Wallenstam AB††	8,290	125,075
Wihlborgs Fastigheter AB††	5,129	89,954

TOTAL REAL ESTATE OPERATING COMPANIES		$12,898,213

RETAIL – 0.1%
Brixmor Property Group, Inc.	21,775	530,439

SPECIALIZED – 0.1%
Hilton Worldwide Holdings, Inc.*	14,500	365,980

TOTAL COMMON STOCKS (COST $39,571,935)		$45,097,370

EXCHANGE-TRADED FUNDS – 4.0%

EQUITY FUNDS – 4.0%
SPDR Dow Jones International Real Estate ETF#	280,500	12,204,555

Description	Number of Shares	Value
Vanguard REIT ETF#	83,700	$6,611,463

TOTAL EQUITY FUNDS		$18,816,018

TOTAL EXCHANGE-TRADED FUNDS (COST $17,266,053)		$18,816,018

INVESTMENT COMPANIES – 0.1%

FINANCIAL SERVICES – 0.1%
F&C Commercial Property Trust Ltd.††	41,694	85,643
Schroder Real Estate Investmtment Trust Ltd.††	35,581	33,935
Solvalor 61††	294	69,382
U.K. Commercial Property Trust††	34,242	46,861

TOTAL FINANCIAL SERVICES		$235,821

TOTAL INVESTMENT COMPANIES (COST $236,609)		$235,821

PREFERRED STOCKS – 0.0%**

CONSUMER FINANCE – 0.0%**
SLM Corp. 3.56%	3,000	73,530

TOTAL PREFERRED STOCKS (COST $71,100)		$73,530

REAL ESTATE INVESTMENT TRUSTS – 27.9%

DIVERSIFIED – 5.1%
Abacus Property Group††	43,103	102,635
Activia Properties, Inc.††	17	137,512
American Assets Trust, Inc.	2,676	102,598
American Realty Capital Properties, Inc.	139,940	1,241,268
ANF Immobilier††	866	23,889
Armada Hoffler Properties, Inc.	3,286	30,823
Artis Real Estate Investment	5,059	70,652
Ascendas Hospitality Trust††	51,000	27,999
Aspen Group††	26,011	28,207
British Land Co. PLC††	159,769	1,865,567
Canadian Real Estate Investment Trust	2,514	110,392
Chambers Street Properties	18,008	147,846
Charter Hall Group††	31,605	121,664
Choice Properties Real Estate Investment Trust	3,334	31,179
Cominar Real Estate Investment Trust	4,763	80,634
Confinimmo SA††	1,186	137,754
Cousins Properties, Inc.	48,683	633,366
Crombie Real Estate Investment Trust	4,900	56,824
Daiwa House Real Estate Investment Corp.††	21	93,533
Daiwa House Residential Investment Corp.††	27	114,167
Dream Global Real Estate Investment Trust	4,161	33,707
Duke Realty Corp.	71,930	1,363,793
Empire State Realty Trust, Inc.	7,601	121,312
First Potomac Realty Trust	4,414	55,175
First Real Estate Investment Trust††	92,000	88,080

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

47	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Fonciere Des Regions††	3,289	$302,376
Gecina SA††	2,676	362,168
Gladstone Commercial Corp.	1,641	29,702
Goodman Property Trust††	95,812	82,176
GPT Group††	127,027	461,729
Green Real Estate Investment Trust PLC*,††	49,306	77,957
H&R Real Estate Investment Trust	10,000	199,990
Hamborner Real Estate Investment Trust AG††	3,124	32,127
Hankyu Real Estate Investment Trust, Inc.††	8	45,705
Heiwa Real Estate Investment Trust, Inc.††	57	46,886
Hibernia Real Estate Investment Trust PLC*,††	28,881	39,837
Hulic Real Estate Investment Trust, Inc.††	46	69,897
ICADE††	5,889	468,589
Industria Real Estate Investment Trust††	15,881	27,894
Investors Real Estate Trust	8,047	67,595
Kenedix Realty Investment Corp.††	96	513,351
Kiwi Income Property Trust††	74,066	69,288
Land Securities Group PLC††	142,239	2,523,885
Lexington Realty Trust	48,848	535,374
Liberty Property Trust	20,640	717,653
Londonmetric Property PLC††	44,648	105,275
Mapletree Greater China Commercial Trust††	135,000	99,267
Mirvac Group††	881,589	1,398,657
National Storage Real Estate Investment Trust††	22,985	28,236
Nieuwe Steen Investments NV††	82,564	410,138
NIPPON Real Estate Investment Trust Investment Corp.††	11	31,834
Nomura Real Estate Master Fund, Inc.††	123	148,707
One Liberty Properties, Inc.	1,381	31,611
Premier Investment Corp.††	15	66,277
PS Business Parks, Inc.	1,520	128,014
Redefine International PLC*,††	60,803	50,452
Sekisui House Si Residential Investment Corp.††	59	57,635
Select Income Real Estate Investment Trust	2,759	67,623
Shaftesbury PLC††	20,716	237,323
Spirit Realty Capital, Inc.	93,894	1,117,339
Spring Real Estate Investment Trust††	65,000	30,145
Starts Proceed Investment Corp.††	17	27,708
Stockland††	378,760	1,416,105
Sunlight Real Estate Investestment Trust††	177,000	76,927
Suntec REIT††	534,800	743,010
Tokyu Real Estate Investment Trust, Inc.††	69	95,854
Top Real Estate Investment Trust, Inc.††	12	49,531
United Urban Investment Corp.††	438	691,254
Vornado Realty Trust	27,083	2,965,047

Description	Number of Shares	Value
Washington Real Estate Investment Trust	4,991	$141,046
Wereldhave NV††	1,978	162,162
Whitestone Real Estate Investment Trust	1,951	29,265
Winthrop Realty Trust	2,434	38,043

TOTAL DIVERSIFIED		$23,939,240

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.1%
Nomura Real Estate Holdings, Inc.††	9,500	167,902
Sia Real Estate Investment Trust, Inc.††	6	22,598

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$190,500

FINANCIALS – 0.1%
CT Real Estate Investment Trust	2,726	27,694
Orix JREIT, Inc.††	336	447,977

TOTAL FINANCIALS		$475,671

INDUSTRIALS – 1.9%
Aims Amp Capital Industrial Real Estate Investment Trust††	37,000	42,927
Ascendas Real Estate Investment Trust††	154,000	267,493
Australian Industrial Real Estate Investment Trust††	15,646	28,366
Bwp Trust††	55,053	121,903
Cache Logistics Trust††	52,000	47,351
Cambridge Industrial Trust††	84,000	45,490
DCT Industrial Trust, Inc.	74,619	639,485
Dream Industrial Real Estate Investment Trust	3,443	28,197
EastGroup Properties, Inc.	2,367	162,992
First Industrial Realty Trust, Inc.	7,560	147,647
GLP J-REIT††	463	525,379
Goodman Group††	279,552	1,364,833
Granite Real Estate Investment Trust	1,700	62,672
Hansteen Holdings PLC††	51,826	87,691
Industrial & Infrastructure Fund Investment Corp.††	12	98,159
Japan Logistics Fund, Inc.††	63	141,562
Mapletree Industrial Trust††	88,000	101,071
Mapletree Logistics Trust††	110,000	100,708
Monmouth Real Estate Investment Corp.#	4,131	46,267
Morguard North American Residential Real Estate Investment Trust	3,028	27,888
Nippon Prologis REIT, Inc.††	299	693,825
Prologis, Inc.	80,412	3,349,160
Pure Industrial Real Estate Trust	7,100	28,096
Rexford Industrial Realty, Inc.	4,240	65,508
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust††	48,000	36,974
Segro PLC††	55,195	336,262
STAG Industrial, Inc.	4,083	99,625

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	48

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Terreno Realty Corp.	2,510	$52,861
Tritax Big Box Real Estate Investment Trust PLC††	33,430	58,346
Warehouses de Pauw SCA††	1,047	74,803

TOTAL INDUSTRIALS		$8,883,541

OFFICE – 4.4%
360 Capital Office Fund††	15,802	27,926
Alexandria Real Estate Equities, Inc.	5,392	447,536
Allied Properties Real Estate Investment Trust	2,516	79,406
Alstria Office Real Estate Investment Trust AG††	5,476	67,985
Befimmo SA††	1,375	105,979
Beni Stabili SpA Siiq††	59,089	40,743
BioMed Realty Trust, Inc.	43,752	950,293
Boston Properties, Inc.	19,009	2,409,391
Brandywine Realty Trust	42,495	655,698
Brookfield Canada Office Properties	1,208	28,993
CapitaCommercial Trust††	700,200	910,452
Champion Real Estate Investment Trust††	308,000	135,836
Columbia Property Trust, Inc.	9,448	238,373
Coresite Realty Corp.	1,615	59,787
Corporate Office Properties Trust	6,611	180,745
Cromwell Property Group††	149,374	129,881
CyrusOne, Inc.	2,641	72,126
Da Office Investment Corp.††	20	107,581
Derwent London PLC††	21,551	1,025,342
Dexus Property Group††	397,779	425,150
Digital Realty Trust, Inc.#	10,185	702,663
Douglas Emmett, Inc.	38,174	1,073,835
Dream Office Real Estate Investment Trust	3,851	97,484
DuPont Fabros Technology, Inc.	4,850	150,205
Equity Commonwealth	9,064	242,099
Franklin Street Properties Corp.	9,236	110,740
Frasers Commercial Trust††	81,000	89,537
Global One Real Estate Investment Corp.††	11	34,083
Government Properties Income Trust	5,073	115,766
Gramercy Property Trust, Inc.	7,721	48,256
Great Portland Estates PLC††	91,954	1,012,046
Highwoods Properties, Inc.	15,157	649,781
Hudson Pacific Properties, Inc.	4,127	112,708
Investa Office Fund††	156,297	493,135
Japan Excellent, Inc.††	91	120,738
Japan Prime Realty Investment Corp.††	57	209,913
Japan Real Estate Investment Corp.††	247	1,345,965
Keppel Real Estate Investment Trust††	53,000	50,368
Kilroy Realty Corp.	23,461	1,589,248

Description	Number of Shares	Value
Mack-Cali Realty Corp.	6,681	$125,135
Mckay Securities PLC††	7,827	29,442
MID Real Estate Investment Trust, Inc.††	12	30,024
Mori Hills Real Estate Investment Trust Investment Corp.††	104	145,234
Mori Trust Sogo Real Estate Investment Trust, Inc.††	72	128,642
New York Real Estate Investment Trust, Inc.	12,191	136,783
Nippon Building Fund, Inc.††	143	801,465
Nomura Real Estate Office Fund, Inc.††	29	128,519
Parkway Properties, Inc.	5,464	109,553
Piedmont Office Realty Trust, Inc.	11,569	225,017
Prosperity Real Estate Investment Trust††	91,000	30,400
QTS Realty Trust, Inc.	1,013	35,678
SL Green Realty Corp.	19,562	2,263,323
Soilbuild Business Space Real Estate
Investment Trust††	47,000	28,561
Workspace Group PLC††	11,332	119,301

TOTAL OFFICE		$20,684,870

REAL ESTATE DEVELOPMENT – 0.0%**
Picton Property Income Ltd.††	33,236	33,810

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**
GDI Property Group††	37,293	28,703
Perennial China Retail Trust††	68,000	28,058

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$56,761

REAL ESTATE OPERATING COMPANIES – 0.2%
Alony Hetz Properties & Investments Ltd††	5,000	33,520
Atrium European Real Estate Ltd.††	24,856	130,201
Croesus Retail Trust††	37,000	27,064
Growthpoint Properties Australia Ltd.††	33,826	85,189
NTT Urban Development Corp.††	33,100	374,627
OUE Commercial Real Estate Investment Trust††	45,000	28,207

TOTAL REAL ESTATE OPERATING COMPANIES		$678,808

RESIDENTIAL – 3.5%
Advance Residence Investment Corp.††	96	225,075
Aedifica SA††	700	46,934
American Campus Communities, Inc.	7,966	312,825
American Homes 4 Rent	10,283	180,261
American Residential Properties, Inc.*	3,228	61,332
Apartment Investment & Management Co.	11,029	394,728
Ascott Residence Trust††	63,000	60,834
Associated Estates Realty Corp.	4,349	84,936
AvalonBay Communities, Inc.	18,598	2,898,312
Boardwalk Real Estate Investment Trust	6,600	418,118
Camden Property Trust	6,413	491,685

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

49	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Campus Crest Communities, Inc.	4,736	$30,026
Canadian Apartment Properties Real Estate Investment Trust	4,034	89,481
Comforia Residential Real Estate Investment Trust, Inc.††	26	48,432
Education Realty Trust, Inc.	10,324	116,248
Equity Lifestyle Properties, Inc.	5,965	292,881
Equity Residential	54,837	3,814,462
Essex Property Trust, Inc.	11,167	2,253,054
Home Properties, Inc.	4,379	281,613
Ichigo Real Estate Investment Corp.††	78	58,682
Independence Realty Trust, Inc.	3,100	30,473
InterRent Real Estate Investment Trust	5,534	27,890
Invincible Investment Corp.††	166	56,680
Japan Rental Housing Investments, Inc.††	58	40,179
Kenedix Residential Investment Corp.††	19	49,783
Mid-America Apartment Communities, Inc.	5,677	401,137
Milestone Apartments Real Estate
Investment Trust	2,900	29,874
Nippon Accommodations Fund, Inc.††	38	139,014
Nomura Real Estate Residential Fund, Inc.††	11	57,977
Northern Property Real Estate Investment Trust	1,200	30,920
Post Properties, Inc.	13,396	749,372
Preferred Apartment Communities, Inc.	3,500	29,750
Silver Bay Realty Trust Corp.	2,765	46,811
Starwood Waypoint Residential Trust	2,936	76,864
Sun Communities, Inc.	11,346	657,728
UDR, Inc.	59,514	1,799,108
UMH Properties, Inc.	3,172	32,037

TOTAL RESIDENTIAL		$16,415,516

RETAIL – 7.7%
Acadia Realty Trust	4,329	135,065
Aeon Real Estate Investment Trust
Investment Corp.††	69	86,871
Agree Realty Corp.	998	30,549
Alexander’s, Inc.	247	109,174
AmReal Estate Investment Trust, Inc.	1,359	33,486
Calloway Real Estate Investment Trust	5,151	126,050
CapitaMall Trust††	196,000	300,623
CapitaRetail China Trust††	49,000	62,177
CBL & Associates Properties, Inc.	12,807	244,998
Cedar Realty Trust, Inc.	4,681	32,205
CFS Retail Property Trust Group††	182,340	339,152
Charter Hall Retail Real Estate Investment Trust††	22,676	81,314
Corio NV††	11,667	567,887
DDR Corp.	77,850	1,412,199
Equity One, Inc.	6,112	146,688

Description	Number of Shares	Value
Eurocommercial Properties NV††	9,591	$437,839
Excel Trust, Inc.	4,465	58,045
Federal Realty Investment Trust	5,033	663,349
Federation Centres Ltd.††	335,063	804,622
Fortune Real Estate Investment Trust††	142,000	130,907
Frasers Centrepoint Trust††	39,000	59,126
Frontier Real Estate Investment Corp.††	34	156,605
Fukuoka Real Investment Trust Corp.††	43	80,165
General Growth Properties, Inc.	97,201	2,518,478
Getty Realty Corp.	1,988	36,997
Glimcher Realty Trust	10,849	148,957
Hammerson PLC††	135,948	1,335,546
Immobiliare Grande Distribuzione††	20,690	17,280
Inland Real Estate Corp.	6,326	67,119
Intu Properties PLC††	72,740	396,811
Japan Retail Fund Investment Corp.††	651	1,310,754
Kimco Realty Corp.	61,133	1,525,269
Kite Realty Group Trust	6,126	158,602
Klepierre††	26,206	1,134,244
Link REIT (The)††	231,600	1,361,946
Macerich Co. (The)	23,560	1,660,980
Mapletree Commercial Trust††	100,000	111,270
Mercialys SA††	15,844	349,979
Morguard Real Estate Investment Trust	2,319	38,065
National Retail Properties, Inc.#	9,262	353,067
Pennsylvania Real Estate Investment Trust	5,171	110,815
Ramco-Gershenson Properties Trust	22,105	386,395
Realty Income Corp.#	16,728	769,990
Regency Centers Corp.	6,927	420,469
Retail Opportunity Investments Corp.	8,569	140,017
Retail Properties of America, Inc.	17,621	276,473
RioCan Real Estate Investment Trust	11,772	277,314
Rouse Properties, Inc.#	2,593	47,219
Saul Centers, Inc.	957	52,587
Scentre Group*,††	592,107	1,888,792
Shopping Centres Australasia Property Group††	47,835	76,352
Simon Property Group, Inc.	37,831	6,779,694
Starhill Global Real Estate Investment Trust††	179,000	113,617
Tanger Factory Outlet Centers	12,528	448,127
Taubman Centers, Inc.	11,271	857,160
Unibail-Rodamco SE††	10,891	2,792,531
Urstadt Biddle Properties, Inc.	1,937	41,897
Vastned Retail NV††	2,076	94,804
Washington Prime Group, Inc.#	11,611	204,702
Weingarten Realty Investors	8,402	304,573
Westfield Corp.††	187,989	1,321,002

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	50

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Yuexiu Real Estate Investment Trust††	136,000	$67,205

TOTAL RETAIL		$36,096,195

SPECIALIZED – 4.9%
Ashford Hospitality Prime, Inc.	1,765	30,587
Ashford Hospitality Trust, Inc.	5,780	65,314
Aviv Real Estate Investment Trust, Inc.	1,925	64,930
Big Yellow Group PLC*,††	9,356	81,780
CareTrust Real Estate Investment Trust, Inc.*	1,899	29,491
CDL Hospitality Trusts††	50,000	67,217
Chartwell Retirement Residences	6,453	65,844
Chatham Lodging Trust	1,959	50,190
Chesapeake Lodging Trust	4,775	157,766
Corrections Corp. of America	8,781	322,965
CubeSmart	11,837	249,169
DiamondRock Hospitality Co.	14,595	209,438
EPR Properties	4,615	258,902
Extra Space Storage, Inc.	8,213	477,668
Far East Hospitality Trust††	65,000	42,056
FelCor Lodging Trust, Inc.	8,425	90,400
Folkestone Education Trust††	17,729	29,204
Gaming and Leisure Properties, Inc.	6,700	209,375
Geo Group, Inc. (The)	5,461	218,112
HCP, Inc.	34,530	1,518,284
Health Care REIT, Inc.	55,606	3,954,143
Healthcare Realty Trust, Inc.	27,219	720,487
Healthcare Trust of America, Inc.	51,598	662,518
HealthLease Properties Real Estate Investment Trust	2,300	28,815
Hersha Hospitality Trust	14,443	105,289
Hospitality Properties Trust	11,218	332,165
Host Hotels & Resorts, Inc.	145,334	3,387,735
InnVest Real Estate Investment Trust	5,668	25,950
Iron Mountain, Inc.	10,000	360,700
Japan Hotel REIT Investment Corp.††	458	284,090
LaSalle Hotel Properties	7,852	307,877
LTC Properties, Inc.	2,588	108,541
Medical Properties Trust, Inc.	12,856	173,427
National Health Investors, Inc.	2,193	144,541
Omega Healthcare Investors, Inc.#	9,414	359,238
Pebblebrook Hotel Trust	14,575	620,895
Physicians Realty Trust	2,587	39,685
Primary Health Properties PLC††	7,489	42,295
Public Storage	15,358	2,831,094
Regal Real Estate Investment Trust††	106,000	27,355
RLJ Lodging Trust	9,851	317,399
Ryman Hospitality Properties, Inc.#	3,803	187,678
Sabra Health Care Real Estate Investment Trust, Inc.	3,552	101,481

Description	Number of Shares	Value
Safestore Holdings PLC††	79,288	$264,108
Senior Housing Properties Trust	15,250	344,497
Sovran Self Storage, Inc.	2,465	209,747
Strategic Hotels & Resorts, Inc.*	43,115	554,028
Summit Hotel Properties, Inc.	6,545	76,184
Sunstone Hotel Investors, Inc.	39,287	601,484
Universal Health Realty Income Trust	969	46,948
Ventas, Inc.	22,292	1,527,225

TOTAL SPECIALIZED		$22,986,311

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $107,637,250)		$130,441,223

WARRANTS – 0.0%**

REAL ESTATE DEVELOPMENT – 0.0%**
Sun Hung Kai Properties Ltd., Expire 5/22/16*	4,725	10,260

TOTAL WARRANTS (COST $1,462)		$10,260

TOTAL REAL ESTATE RELATED SECURITIES (COST $164,784,409)		$194,674,222

COMMODITY RELATED SECURITIES – 10.7%

EXCHANGE-TRADED FUND – 3.2%

COMMODITY FUND – 3.2%
PowerShares DB Commodity Index Tracking Fund ETP*	661,300	14,760,216

TOTAL EXCHANGE-TRADED FUND (COST $17,573,172)		$14,760,216

INVESTMENT COMPANIES – 6.9%

COMMODITY FUNDS – 6.9%
Credit Suisse Commodity Return Strategy Fund, Class I*	1,593,818	10,774,211
PIMCO CommoditiesPLUS Strategy Fund*	2,217,377	21,530,731

TOTAL COMMODITY FUNDS		$32,304,942

TOTAL INVESTMENT COMPANIES (COST $35,484,657)		$32,304,942

	Par Value

STRUCTURED NOTE – 0.6%

FINANCIALS – 0.6%
Deutsche Bank AG, London Branch, Structured Note Linked to Dow Jones-UBS Commodity Index 0.00%, 8/20/15Δ,††	$4,000,000	2,865,200

TOTAL STRUCTURED NOTE (COST $4,000,000)		$2,865,200

TOTAL COMMODITY RELATED SECURITIES (COST $57,057,829)		$49,930,358

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

51	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Notional Amount	Value
PURCHASED OPTION – 0.1%

CALL OPTIONS – 0.1%
IRO GBP 2Y DUB, Strike Price 1.60%,
Expiring 12/31/2014	$25,600,000	$324,429

TOTAL PURCHASED OPTION (COST $90,434)		$324,429

	Number of Shares
SHORT-TERM INVESTMENTS – 6.5%

MONEY MARKET FUND – 5.8%
Dreyfus Cash Management Fund,
Institutional Shares, 0.03%^	27,278,485	$27,278,485

TOTAL MONEY MARKET FUND (COST $27,278,485)		$27,278,485

	Par Value
REPURCHASE AGREEMENT – 0.7%
Morgan Stanley Co. LLC, 0.17%, dated 10/31/14, due 11/03/14, repurchase price $3,000,043, collateralized by a U.S. Treasury Security 2.88%, maturing 05/15/43; total market value of $3,071,004.	$3,000,000	$3,000,000

TOTAL REPURCHASE AGREEMENT (COST $3,000,000)		$3,000,000

TOTAL SHORT-TERM INVESTMENTS (COST $30,278,485)		$30,278,485

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.0%

REPURCHASE AGREEMENTS – 1.0%
CITIBANK NA, 0.12%, dated 10/31/14, due 11/03/14, repurchase price $1,100,627, collateralized by U.S. Government Securities 0.59% to 6.50%, maturing 03/01/19 to 10/20/44; total market value of $1,123,243.	$1,100,616	$1,100,616
Citigroup Global Markets, Inc., 0.10%, dated 10/31/14, due 11/03/14, repurchase price $231,702, collateralized by U.S. Treasury Securities 0.00% to 8.75%, maturing 10/31/16 to 02/15/41; total market value of $236,334.	231,700	231,700
HSBC Securities USA, Inc., 0.09%, dated 10/31/14, due 11/03/14, repurchase price $1,100,624, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 01/15/15 to 07/15/36; total market value of $1,122,629.	1,100,616	1,100,616
ING Financial Markets LLC, 0.10%, dated 10/31/14, due 11/03/14, repurchase price $1,100,625, collateralized by U.S. Government Securities 1.85% to 6.58%, maturing 05/01/33 to 06/01/43; total market value of $1,122,638.	1,100,616	1,100,616

Description	Par Value	Value
Royal Bank of Scotland PLC, 0.11%, dated 10/31/14, due 11/03/14, repurchase price $1,100,626, collateralized by U.S. Government & Treasury Securities 0.38% to 7.25%, maturing 11/30/14 to 07/15/56; total market value of $1,122,629.	$1,100,616	$1,100,616

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,634,164)		$4,634,164

TOTAL INVESTMENTS IN SECURITIES 111.6% (COST $502,180,963)		$521,718,134

	Notional Amount
WRITTEN OPTIONS – (0.1%)

CALL OPTIONS – (0.1%)
IRO GBP 5Y DUB, Strike Price $2.27,
Expiring 12/31/2014	$(10,500,000)	$(351,117)
U.S. Dollar vs BRL, Strike Price $2.45,
Expiring 12/15/2014	(1,719,000)	(59,528)

TOTAL CALL OPTIONS		$(410,645)

CALL SWAPTIONS – 0.0%**
U.S. Dollar vs BRL, Strike Price $2.68,
Expiring 6/29/2015	(1,715,000)	(70,751)
U.S. Dollar vs BRL, Strike Price $2.68,
Expiring 7/01/2015	(370,000)	(15,416)

TOTAL CALL SWAPTIONS		$(86,167)

PUT OPTIONS – 0.0%**
CDX LG22 5Y GST, Strike Price $0.90, Expiring 12/17/2014	(200,000)	(30)
CDX LG22 5Y V1 CBK, Strike Price $0.85, Expiring 12/17/2014	(2,100,000)	(452)
CDX LG22 5Y V1 BOA, Strike Price $0.95, Expiring 12/17/2014	(100,000)	(10)
CDX LG22 5Y V1 CBK, Strike Price $0.90, Expiring 12/17/2014	(200,000)	(30)
CDX LG22 5Y V1 CBK, Strike Price $0.95, Expiring 12/17/2014	(200,000)	(20)
CDX LG22 5Y V1 GST, Strike Price $0.90, Expiring 1/21/2015	(600,000)	(305)
CDX LG22 5Y V1 JPM, Strike Price $0.90, Expiring 12/17/2014	(700,000)	(103)
CDX LG22 5Y V1 JPM, Strike Price $0.95, Expiring 12/17/2014	(200,000)	(20)
CDX LG23 5Y V1 BOA, Strike Price $1.20, Expiring 12/17/2014	(300,000)	(22)
CDX LG23 5Y V1 GST, Strike Price $1.20, Expiring 12/17/2014	(500,000)	(36)
IRO USD 10Y MYC, Strike Price $2.25, Expiring 11/17/2014	(1,200,000)	(349)

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    52

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Notional Amount	Value
IRO USD 10Y MYC, Strike Price $2.45, Expiring 11/17/2014	$(1,200,000)	$(8,561)
U.S Dollar vs BRL, Strike Price $2.35, Expiring 12/15/2014	(3,749,000)	(9,596)

TOTAL PUT OPTIONS		$(19,534)

PUT SWAPTIONS – 0.0%**
INF Cap U.S. 10Y JPM, Strike Price $4.00, Expiring 4/22/2024	(100,000)	(333)
INF Cap U.S. 10Y JPM, Strike Price $4.00, Expiring 4/22/2024	(1,300,000)	(4,057)
INF FLOOR USD, Strike Price $216.69, Expiring 4/07/2020	(2,600,000)	(927)
ITRAXX Eu21 5Y GST, Strike Price $0.85, Expiring 1/17/2014	(900,000)	(331)
ITRAXX Eu21 5Y GST, Strike Price $0.95, Expiring 2/17/2014	(1,200,000)	(204)
ITRAXX Eu21 5Y JPM, Strike Price $0.95, Expiring 9/17/2014	(200,000)	(34)
ITRAXX Eu22 5Y GST, Strike Price $0.60, Expiring 1/21/2015	(300,000)	(647)
ITRAXX Eu22 5Y GST, Strike Price $1.00, Expiring 1/21/2015	(300,000)	(302)
ITRAXX Eu22 5Y GST, Strike Price $1.10, Expiring 1/21/2015	(200,000)	(120)

Description	Notional Amount	Value
ITRAXX Eu22 5Y GST, Strike Price $1.20, Expiring 1/21/2015	$(300,000)	$(112)
ITRAXX Eu22 5Y JPM, Strike Price $0.60, Expiring 1/21/2015	(600,000)	(1,293)
ITRAXX Eu22 5Y JPM, Strike Price $1.00, Expiring 1/21/2015	(600,000)	(605)

TOTAL PUT SWAPTIONS		$(8,965)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $261,805)		$(525,311)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 111.5%		$521,192,823
COLLATERAL FOR SECURITIES ON LOAN – (1.0%)		(4,634,164)
OTHER LIABILITIES LESS ASSETS – (10.5%)		(49,089,600)

TOTAL NET ASSETS – 100.0%		$467,469,059

Cost of investments for Federal income tax purposes is $513,699,566. The net unrealized appreciation/(depreciation) of investments was $8,018,568. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $35,930,541 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,911,973.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

53    PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$3,011,934	$—	$3,011,934
Corporate Bonds	—	6,619,713	—	6,619,713
Exchange-Traded Fund	6,930,000	—	—	6,930,000
Foreign Government Inflation-Linked Securities	—	104,657,336	—	104,657,336
Foreign Government Securities	—	24,241,010	—	24,241,010
Mortgage-Backed Securities	—	875,476	—	875,476
U.S. Government Inflation-Linked Securities	—	95,541,007	—	95,541,007
Real Estate Related Securities
Common Stocks	2,236,842	42,860,528	—	45,097,370
Exchange-Traded Funds	18,816,018	—	—	18,816,018
Investment Companies	—	235,821	—	235,821
Preferred Stocks	73,530	—	—	73,530
Real Estate Investment Trusts	86,193,491	44,247,732	—	130,441,223
Warrants	10,260	—	—	10,260
Commodity Related Securities
Exchange-Traded Fund	14,760,216	—	—	14,760,216
Investment Companies	32,304,942	—	—	32,304,942
Structured Note	—	2,865,200	—	2,865,200
Purchased Option	—	324,429	—	324,429
Short-Term Investments
Money Market Fund	27,278,485	—	—	27,278,485
Repurchase Agreements	—	7,634,164	—	7,634,164

Total Investments in Securities	188,603,784	333,114,350	—	521,718,134

Other Financial Instruments^
Forward Foreign Currency Contracts	—	4,760,772	—	4,760,772
Credit Default Swaps	—	462,688	—	462,688
Interest Rate Swaps	—	41,454	—	41,454

Total Assets	$188,603,784	$338,379,264	$—	$526,983,048

Liabilities
Other Financial Instruments^
Written Options	$—	$(525,311)	$—	$(525,311)
Forward Foreign Currency Contracts	—	(1,973,854)	—	(1,973,854)
Financial Futures Contracts	(44,125)	—	—	(44,125)
Credit Default Swaps	—	(106,848)	—	(106,848)
Interest Rate Swaps	—	(642,298)	—	(642,298)

Total Liabilities	$(44,125)	$(3,248,311)	$—	$(3,292,436)

^

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments. Financial futures contracts, credit default swaps, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument. Written options are reported at their market value at period end.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    54

Wilmington Multi-Manager Real Asset Fund (continued)

At October 31, 2014, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/3/2014	Deutsche Bank	56,329 Brazilian Real	$23,422	$22,712	$(710)
11/3/2014	Bank of Tokyo	25,168 Singapore Dollar	19,796	19,591	(205)
11/4/2014	Barclays Bank International	237,941,428 Japanese Yen	2,208,888	2,118,394	(90,494)
11/4/2014	Credit Suisse	44,372,982 Euro	56,575,552	55,607,332	(968,220)
11/4/2014	Banc of America Securities	20,072,000 Pound Sterling	32,343,338	32,108,008	(235,330)
11/4/2014	Credit Suisse	14,365,049 Brazilian Real	5,759,843	5,790,174	30,331
11/4/2014	Banc of America Securities	9,309,297 Brazilian Real	3,761,332	3,752,333	(8,999)
11/4/2014	Chase Manhattan Corp.	8,285,841 New Zealand Dollar	6,576,637	6,456,341	(120,296)
11/4/2014	Credit Suisse	3,504,458 Brazilian Real	1,433,785	1,412,555	(21,230)
11/4/2014	Citigroup Global Markets	3,408,018 Euro	4,341,815	4,270,860	(70,955)
11/4/2014	Bank of New York	3,206,306 Brazilian Real	1,315,246	1,292,378	(22,868)
11/4/2014	Barclays Bank International	2,505,461 Brazilian Real	1,025,064	1,009,886	(15,178)
11/4/2014	Barclays Bank International	664,000 Pound Sterling	1,088,751	1,062,163	(26,588)
11/4/2014	JP Morgan Securities	481,657 Brazilian Real	196,796	194,143	(2,653)
11/4/2014	Bank of Tokyo	254,602 Hong Kong Dollar	32,831	32,830	(1)
11/4/2014	Banc of America Securities	146,000 Euro	187,083	182,964	(4,119)
11/4/2014	Goldman Sachs & Company	91,000 Euro	116,029	114,039	(1,990)
11/4/2014	Bank of Tokyo	39,458 Euro	49,500	49,446	(54)
11/4/2014	Bank of Tokyo	20,997 Singapore Dollar	16,437	16,343	(94)
11/5/2014	Bank of Tokyo	15,596 Singapore Dollar	12,150	12,139	(11)
11/13/2014	Chase Manhattan Corp.	5,485,000 Swedish Krona	796,483	742,827	(53,656)
12/2/2014	Citigroup Global Markets	205,500,000 Japanese Yen	1,901,141	1,829,995	(71,146)
12/2/2014	JP Morgan Securities	16,017,774 Brazilian Real	6,589,778	6,401,502	(188,276)
12/2/2014	Deutsche Bank	1,202,000 Euro	1,513,580	1,506,589	(6,991)
1/20/2015	Citigroup Global Markets	144,738,563 Indian Rupee	2,320,112	2,316,398	(3,714)
2/26/2015	Banc of America Securities	4,529,466 Malaysian Ringgit	1,369,329	1,365,683	(3,646)
CONTRACTS SOLD
11/3/2014	Bank of Tokyo	120,692 Swedish Krona	16,429	16,345	84
11/4/2014	Deutsche Bank	204,200,000 Japanese Yen	1,931,566	1,817,994	113,572
11/4/2014	Chase Manhattan Corp.	33,741,428 Japanese Yen	310,055	300,400	9,655
11/4/2014	Citigroup Global Markets	26,819,487 Euro	34,038,595	33,609,643	428,952
11/4/2014	Banc of America Securities	20,736,000 Pound Sterling	33,903,360	33,170,170	733,190
11/4/2014	Credit Suisse	17,869,507 Brazilian Real	7,370,845	7,202,729	168,116
11/4/2014	Banc of America Securities	17,522,513 Euro	22,328,413	21,958,862	369,551
11/4/2014	Banc of America Securities	6,987,341 Brazilian Real	2,853,723	2,816,414	37,309
11/4/2014	Barclays Bank International	5,020,841 New Zealand Dollar	3,955,636	3,912,248	43,388
11/4/2014	JP Morgan Securities	3,687,963 Brazilian Real	1,508,863	1,486,521	22,342
11/4/2014	Banc of America Securities	3,265,000 New Zealand Dollar	2,561,670	2,544,094	17,576
11/4/2014	Barclays Bank International	2,505,461 Brazilian Real	1,039,610	1,009,885	29,725
11/4/2014	Banc of America Securities	2,321,956 Brazilian Real	949,986	935,919	14,067
11/4/2014	Deutsche Bank	1,871,000 Euro	2,385,585	2,344,700	40,885
11/4/2014	Barclays Bank International	770,000 Euro	980,869	964,949	15,920
11/4/2014	Chase Manhattan Corp.	699,000 Euro	892,654	875,973	16,681
11/4/2014	Barclays Bank International	336,000 Euro	425,865	421,068	4,797
11/4/2014	Bank of Tokyo	142,434 Swedish Krona	19,273	19,289	(16)
11/6/2014	Bank of Tokyo	120,692 Australian Dollar	106,158	106,165	(7)

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

55	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
11/13/2014	Goldman Sachs & Company	5,492,534 Swedish Krona	$800,000	$743,847	$56,153
11/14/2014	Bank of New York	15,095,706 South African Rand	1,336,069	1,365,506	(29,437)
11/17/2014	Bank of New York	2,697,019 Canadian Dollar	2,406,769	2,391,991	14,778
12/2/2014	Barclays Bank International	237,941,428 Japanese Yen	2,209,313	2,118,889	90,424
12/2/2014	Credit Suisse	44,372,982 Euro	56,584,738	55,617,182	967,556
12/2/2014	Banc of America Securities	20,072,000 Pound Sterling	32,335,992	32,100,819	235,173
12/2/2014	Credit Suisse	14,365,049 Brazilian Real	5,714,021	5,740,991	(26,970)
12/2/2014	JP Morgan Securities	11,872,046 Brazilian Real	4,884,209	4,744,662	139,547
12/2/2014	Banc of America Securities	9,309,297 Brazilian Real	3,732,527	3,720,460	12,067
12/2/2014	Chase Manhattan Corp.	8,285,841 New Zealand Dollar	6,558,601	6,438,816	119,785
12/2/2014	Citigroup Global Markets	3,408,018 Euro	4,342,564	4,271,616	70,948
12/2/2014	Credit Suisse	2,721,000 Euro	3,465,857	3,410,507	55,350
12/2/2014	JP Morgan Securities	481,657 Brazilian Real	195,193	192,494	2,699
12/12/2014	Deutsche Bank	4,073,311,320 Colombian Peso	1,994,277	1,970,367	23,910
12/18/2014	Societe General Securities	34,773,228 Mexican Peso	2,637,787	2,574,690	63,097
12/18/2014	Barclays Bank International	15,639,000 Mexican Peso	1,177,649	1,157,948	19,701
12/18/2014	Citigroup Global Markets	12,148,000 Mexican Peso	911,574	899,466	12,108
12/18/2014	Citigroup Global Markets	8,299,000 Mexican Peso	634,635	614,477	20,158
12/18/2014	Deutsche Bank	5,864,000 Mexican Peso	447,101	434,184	12,917
12/18/2014	Deutsche Bank	4,347,983 Mexican Peso	328,000	321,935	6,065
12/18/2014	Royal Bank of Canada	4,047,000 Mexican Peso	308,609	299,649	8,960
1/5/2015	Citigroup Global Markets	9,699,314 Brazilian Real	4,144,829	3,840,224	304,605
1/5/2015	Morgan Stanley & Co., Inc.	1,750,178 Brazilian Real	726,667	692,943	33,724
1/30/2015	Societe General Securities	2,644,636 Polish Zloty	787,591	781,943	5,648
2/3/2015	Banc of America Securities	34,648,671 Thai Baht	1,060,565	1,059,301	1,264
2/5/2015	Royal Bank of Canada	17,726,486 Mexican Peso	1,341,544	1,308,697	32,847
4/2/2015	JP Morgan Securities	13,782,674 Brazilian Real	5,683,694	5,328,547	355,147
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$2,786,918

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD
11/4/2014	Banco JP Morgan	16,017,774 Brazilian Real	$6,653,281	$6,464,254	$189,027
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$189,027

At October 31, 2014, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
SHORT POSITIONS:
EURO-BUND FUTURE	December 2014	87	$16,596,074	$16,640,199		$(44,125)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$(44,125)

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	56

Wilmington Multi-Manager Real Asset Fund (continued)

At October 31, 2014, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared
Chicago Mercantile Exchange*	06/18/44	$1,050,000	3.75%	3 Month USD LIBOR	$(152,161)	$(68,348)	$(83,813)
Chicago Mercantile Exchange*	12/17/44	3,900,000	3.50%	3 Month USD LIBOR	(349,935)	(174,723)	(175,212)
Chicago Mercantile Exchange*	03/18/45	1,600,000	0.20%	6 Month EUR LIBOR	(72,026)	33,695	(105,721)
Chicago Mercantile Exchange*	09/18/23	140,000,000	1.00%	6 Month JPY LIBOR	(54,274)	(9,264)	(45,010)
Chicago Mercantile Exchange*	09/18/23	120,000,000	1.00%	6 Month JPY LIBOR	(46,521)	(6,099)	(40,422)
Chicago Mercantile Exchange*	03/20/24	60,000,000	1.00%	6 Month JPY LIBOR	(22,525)	(21,678)	(847)
					$(697,442)	$(246,417)	$(451,025)
Over the Counter
Goldman Sachs Group, Inc.*	10/15/19	$6,500,000	0.90%	Eurostat Eurozone HICP Ex Tobacco	$26,467	$(14,987)	$41,454
Barclays Bank PLC*	12/19/15	2,800,000	1.73%	US Urban Consumers NSA	(13,594)	—	(13,594)
Deutsche Bank AG*	11/29/16	3,500,000	1.84%	US Urban Consumers NSA	(27,173)	—	(27,173)
Deutsche Bank AG*	02/10/17	6,200,000	1.93%	US Urban Consumers NSA	(44,824)	—	(44,824)
Goldman Sachs Group, Inc.*	02/12/17	500,000	2.42%	US Urban Consumers NSA	(16,987)	—	(16,987)
RBS Securities, Inc.*	07/15/17	2,400,000	2.25%	US Urban Consumers NSA	(81,721)	136	(81,857)
Citibank NA*	07/15/17	200,000	2.25%	US Urban Consumers NSA	(6,810)	28	(6,838)
					$(164,642)	$(14,823)	$(149,819)
Net Unrealized Appreciation (Depreciation) on Interest Rate Swap Contracts					$(862,084)	$(261,240)	$(600,844)

At October 31, 2014, the Wilmington Multi-Manager Real Asset Fund had open credit default swap contracts as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity/Obligation	Implied Credit Spread at October 31, 2014(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared
Intercontinental Exchange##	12/20/19	$3,600,000	1.00%	CDX HY23 5Y BP	3.40%	$251,460	$(198,277)	$449,737
						$251,460	$(198,277)	$449,737
Over the Counter
Morgan Stanley Capital Services##	06/20/15	900,000	1.00%	BARC SNR SE SP MYC	0.18%	7,261	(5,690)	12,951
Bank of America NA##	03/20/19	300,000	1.00%	BRL LA SP BOA	1.32%	(3,657)	13,146	(16,803)
Morgan Stanley Capital Services##	03/20/19	800,000	1.00%	BRL LA SP MYC	1.32%	(9,751)	34,476	(44,227)
Bank of America NA##	03/20/19	100,000	1.00%	RUB EM SP BOA	2.34%	(5,316)	7,323	(12,639)
Goldman Sachs Group, Inc.##	09/20/19	300,000	1.00%	RUB EM SP GST	2.40%	(18,416)	14,763	(33,179)
						$(29,879)	$64,018	$(93,897)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS						$221,581	$(134,259)	$355,840

* Portfolio pays the fixed rate and receives the floating rate.

## The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(a) “Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

57	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (concluded)

(b) “Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c) “Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

58

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Conservative Fund

At October 31, 2014, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets

Debt Funds	56.9%
Equity Funds	20.0%
Alternative Investment Funds	9.1%
Money Market Fund	7.7%
Exchange-Traded Funds	5.5%
Commodity Fund	0.7%
Other Assets and Liabilities – Net[1]	0.1%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 92.2%

ALTERNATIVE INVESTMENT FUNDS – 9.1%
AQR Managed Futures Strategy Fund, Class I	103,740	$1,086,159
Gateway Fund, Class Y	51,357	1,510,932
Legg Mason BW Absolute Return Opportunities Fund, Class I	74,163	971,531

TOTAL ALTERNATIVE INVESTMENT FUNDS		$3,568,622

COMMODITY FUND – 0.7%
Credit Suisse Commodity Return Strategy Fund, Class I*	44,495	300,785

DEBT FUNDS – 56.9%
Federated Ultrashort Bond Fund, Institutional Shares¤	268,604	2,460,411
FPA New Income, Inc.	90,409	922,171
RidgeWorth Seix Floating Rate High Income Fund, Class I	104,770	934,549
Scout Unconstrained Bond Fund	80,096	919,497
Wilmington Intermediate-Term Bond Fund, Class I§	1,684,275	17,078,550

TOTAL DEBT FUNDS		$22,315,178

EQUITY FUNDS – 20.0%
DFA U.S. Small Cap Value Portfolio, Institutional Shares	6,318	226,296
Diamond Hill Large Cap Fund, Class Y	15,618	360,620
LSV Value Equity Fund	15,470	366,630

Description	Number of Shares	Value
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	21,889	$902,259
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	18,975	337,002
T Rowe Price Institutional Large-Cap Growth Fund	31,143	914,991
Wilmington Large-Cap Strategy Fund, Class I§	33,062	614,952
Wilmington Mid-Cap Growth Fund, Class I§	51,655	992,284
Wilmington Multi-Manager International Fund, Class I§	376,832	2,867,690
Wilmington Small-Cap Strategy Fund, Class I§	16,769	253,708

TOTAL EQUITY FUNDS		$7,836,432

EXCHANGE-TRADED FUNDS – 5.5%
iShares Cohen & Steers REIT ETF	4,245	397,587
iShares Russell Mid-Cap Value ETF	4,954	358,769
iShares TIPS ETF	8,297	938,225
SPDR Dow Jones International Real Estate ETF	10,360	450,764

TOTAL EXCHANGE-TRADED FUNDS		$2,145,345

TOTAL INVESTMENT COMPANIES
(COST $34,130,010)		$36,166,362

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

59	PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (Concluded)

Description	Number of Shares	Value
MONEY MARKET FUND – 7.7%
Wilmington Prime Money Market Fund, Institutional Class, 0.01%^,§	2,996,154	$2,996,154

TOTAL MONEY MARKET FUND
(COST $2,996,154)		$2,996,154

TOTAL INVESTMENTS – 99.9%
(COST $37,126,164)		$39,162,516
OTHER ASSETS LESS LIABILITIES – 0.1%		52,784

TOTAL NET ASSETS – 100.0%		$39,215,300

Cost of investments for Federal income tax purposes is $37,527,513. The net unrealized appreciation/(depreciation) of investments was $1,635,003. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,181,060 and net unrealized depreciation from investments for those securities having an excess of cost over value of $546,057.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$36,166,362	$—	$—	$36,166,362
Money Market Fund	2,996,154	—	—	2,996,154

Total	$39,162,516	$—	$—	$39,162,516

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

60

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Moderate Fund

At October 31, 2014, the Fund’s portfolio composition was as follows (unaudited):

Investment Companies:	Percentage of Total Net Assets

Equity Funds	52.1%
Alternative Investment Funds	9.7%
Debt Funds	9.4%
Money Market Fund	7.5%
Exchange-Traded Funds	7.4%
Commodity Fund	0.8%
Corporate Bonds	6.4%
Mortgage-Backed Securities	2.8%
U.S. Treasury	2.7%
Collateralized Mortgage Obligations	0.5%
Enhanced Equipment Trust Certificates	0.2%
Cash Equivalents[1]	3.6%
Other Assets and Liabilities – Net[2]	(3.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 86.9%

ALTERNATIVE INVESTMENT FUNDS – 9.7%
AQR Managed Futures Strategy Fund, Class I	148,864	$1,558,606
Gateway Fund, Class Y	78,977	2,323,503
Legg Mason BW Absolute Return Opportunities Fund, Class I	119,243	1,562,086

TOTAL ALTERNATIVE INVESTMENT FUNDS		$5,444,195

COMMODITY FUND – 0.8%
Credit Suisse Commodity Return Strategy Fund, Class I*	67,439	455,886

DEBT FUNDS – 9.4%
Federated Ultrashort Bond Fund, Institutional Shares¤	173,483	1,589,106
FPA New Income, Inc.	73,600	750,718
RidgeWorth Seix Floating Rate High Income Fund, Class I	142,497	1,271,069
Scout Unconstrained Bond, Institutional Shares	145,476	1,670,060

TOTAL DEBT FUNDS		$5,280,953

Description	Number of Shares	Value

EQUITY FUNDS – 52.1%
DFA U.S. Small Cap Value Portfolio, Institutional Shares	25,142	$900,590
Diamond Hill Large Cap Fund, Class Y	62,036	1,432,402
Harbor International Fund, Institutional Shares	63,739	4,340,018
Lazard Emerging Markets Equity Portfolio, Institutional Shares	15,694	306,198
LSV Value Equity Fund	61,368	1,454,430
MFS International New Discovery Fund, Class I	21,651	622,694
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	96,699	3,985,939
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	79,425	1,410,584
T Rowe Price Institutional Large-Cap Growth Fund	135,677	3,986,182
Wilmington Mid-Cap Growth Fund, Class I§	221,263	4,250,471
Wilmington Multi-Manager International Fund, Class I§	752,693	5,727,993

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

61	PORTFOLIOS OF INVESTMENTS

 Wilmington Strategic Allocation Moderate Fund (continued)

Description	Number of Shares	Value
Wilmington Small-Cap Strategy Fund, Class I§	52,418	$793,077

TOTAL EQUITY FUNDS		$29,210,578

EXCHANGE-TRADED FUNDS – 7.4%
iShares Cohen & Steers REIT ETF#	6,925	648,596
iShares Russell Mid-Cap Value ETF#	19,125	1,385,033
iShares TIPS ETF#	12,350	1,396,538
SPDR Dow Jones International Real Estate ETF	16,300	709,213

TOTAL EXCHANGE-TRADED FUNDS		$4,139,380

MONEY MARKET FUND – 7.5%
Wilmington Prime Money Market Fund,
Institutional Class, 0.01%^,§	4,215,470	4,215,470

TOTAL INVESTMENT COMPANIES
(COST $42,612,927)		$48,746,462

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 1988-23, Class C, 9.75%, 9/25/18	$913	1,020
Series 2012-114, Class VM,
3.50%, 10/25/25	173,587	182,455

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$183,475

WHOLE LOAN – 0.2%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.68%, 2/25/34Δ	50,099	50,250
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	36,072	33,320

TOTAL WHOLE LOAN		$83,570

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $280,613)		$267,045

CORPORATE BONDS – 6.4%

AEROSPACE & DEFENSE – 0.2%
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	85,000	89,507

BANKS – 0.1%
Comerica, Inc.,
Subordinated, 3.80%, 7/22/26	5,000	5,021
Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	20,000	20,887
Morgan Stanley,
Subordinated, GMTN, 4.35%, 9/08/26	10,000	10,018
Wells Fargo & Co.,
Subordinated, MTN, 4.10%, 6/03/26	25,000	25,438

TOTAL BANKS		$61,364

Description	Par Value	Value
BEVERAGES – 0.3%
Anheuser-Busch Cos. LLC,
Company Guaranteed, 5.05%, 10/15/16	$130,000	$140,149
Dr. Pepper Snapple Group, Inc.,
Company Guaranteed, 2.00%, 1/15/20	10,000	9,827

TOTAL BEVERAGES		$149,976

BIOTECHNOLOGY – 0.1%
Celgene Corp.,
Sr. Unsecured, 4.63%, 5/15/44	40,000	41,013

CAPITAL MARKETS – 0.4%
BlackRock, Inc.,
Sr. Unsecured, 3.38%, 6/01/22	38,000	39,284
Charles Schwab Corp.,
Sr. Unsecured, 2.20%, 7/25/18	15,000	15,182
Goldman Sachs Group, Inc.,
Sr. Unsecured, 3.30%, 5/03/15	100,000	101,347
Morgan Stanley,
Sr. Unsecured, 1.48%, 2/25/16Δ	35,000	35,441
Morgan Stanley,
Sr. Unsecured, 1.08%, 1/24/19Δ	30,000	30,276

TOTAL CAPITAL MARKETS		$221,530

CHEMICALS – 0.1%
Dow Chemical Co.,
Sr. Unsecured, 3.00%, 11/15/22	70,000	68,383

COMMERCIAL BANKS – 0.1%
HSBC USA, Inc.,
Sr. Unsecured, 2.63%, 9/24/18	40,000	41,217
Wells Fargo & Co.,
Series M, Subordinated, 3.45%, 2/13/23	35,000	34,998

TOTAL COMMERCIAL BANKS		$76,215

COMMERCIAL FINANCE – 0.1%
General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	70,000	71,981

COMPUTERS – 0.1%
Apple, Inc.,
Sr. Unsecured, 1.05%, 5/05/17	45,000	45,074
Apple, Inc.,
Sr. Unsecured, 3.85%, 5/04/43	35,000	33,454

TOTAL COMPUTERS		$78,528

CONSUMER FINANCE – 0.1%
American Express Co.,
Sr. Unsecured, FRN, 0.82%, 5/22/18Δ	30,000	30,175

DIVERSIFIED FINANCIAL SERVICES – 0.7%
Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	50,000	50,161
Citigroup, Inc.,
Sr. Unsecured, 6.00%, 8/15/17	100,000	111,750
FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39•,Ω	100,000	128,762

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	62

 Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Ford Motor Credit Co., LLC,
Sr. Unsecured, 7.00%, 4/15/15	$35,000	$35,972
Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16•,Ω	25,000	25,333
JPMorgan Chase & Co.,
Subordinated Notes, 3.38%, 5/01/23	20,000	19,558

TOTAL DIVERSIFIED FINANCIAL SERVICES		$371,536

ELECTRIC – 0.4%
Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	35,000	38,173
DTE Energy Co.,
Sr. Unsecured, 3.85%, 12/01/23	10,000	10,452
Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	90,000	97,908
Pacific Gas & Electric Co.,
Sr. Unsecured, 3.75%, 2/15/24	20,000	20,762
UIL Holdings Corp.,
Sr. Unsecured, 4.63%, 10/01/20	70,000	75,385

TOTAL ELECTRIC		$242,680

ENVIORNMENTAL CONTROL – 0.2%
Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	60,000	61,694
Waste Management, Inc.,
Company Guaranteed, 3.50%, 5/15/24	35,000	35,367

TOTAL ENVIORNMENTAL CONTROL		$97,061

FOOD – 0.2%
Kroger Co.,
Company Guaranteed, 3.90%, 10/01/15	100,000	102,844

FOREST PRODUCTS & PAPER – 0.1%
International Paper Co.,
Sr. Unsecured, 5.30%, 4/01/15	47,000	47,949

HEALTH CARE PROVIDERS & SERVICES – 0.0%**
UnitedHealth Group, Inc.,
Sr. Unsecured, 2.75%, 2/15/23	25,000	24,436

HOME FURNISHINGS – 0.1%
Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	65,000	70,778
Whirlpool Corp.,
Sr. Unsecured, MTN, 5.15%, 3/01/43	10,000	10,619

TOTAL HOME FURNISHINGS		$81,397

HOUSEHOLD PRODUCTS – 0.1%
Tupperware Brands Corp.,
Company Guaranteed, 4.75%, 6/01/21	60,000	63,932

INSURANCE – 0.4%
Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	40,000	42,000
Berkshire Hathaway Finance Corp.,
Company Guaranteed, 4.30%, 5/15/43	20,000	20,232
CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	35,000	35,866

Description	Par Value	Value
WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	$60,000	$64,404
WR Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	45,000	45,071

TOTAL INSURANCE		$207,573

MEDIA – 0.1%
Viacom, Inc.,
Sr. Unsecured, 2.50%, 12/15/16	60,000	61,580

METALS & MINING – 0.1%
Rio Tinto Finance USA Ltd.,
Company Guaranteed, 9.00%, 5/01/19	60,000	77,516

MISCELLANEOUS MANUFACTURING – 0.1%
Illinois Tool Works, Inc.,
Sr. Unsecured, 3.50%, 3/01/24	45,000	46,298
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	20,000	20,563

TOTAL MISCELLANEOUS MANUFACTURING		$66,861

OFFICE/BUSINESS EQUIPMENT – 0.1%
Xerox Corp.,
Sr. Unsecured, 2.75%, 3/15/19	30,000	30,326

OIL & GAS – 0.5%
BP Capital Markets PLC,
Company Guaranteed, 2.50%, 11/06/22	50,000	47,523
Exxon Mobil Corp.,
Sr. Unsecured, 1.82%, 3/15/19	30,000	30,149
Husky Energy, Inc.,
Sr. Unsecured, 4.00%, 4/15/24	15,000	15,404
Marathon Oil Corp.,
Sr. Unsecured, 2.80%, 11/01/22	45,000	43,832
Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	20,000	19,958
Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	70,000	66,364
Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	30,000	29,978

TOTAL OIL & GAS		$253,208

PHARMACEUTICALS – 0.1%
AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	20,000	19,779
Zoetis, Inc.,
Sr. Unsecured, 4.70%, 2/01/43	15,000	15,452

TOTAL PHARMACEUTICALS		$35,231

PIPELINES – 0.2%
Buckeye Partners LP,
Sr. Unsecured, 2.65%, 11/15/18	40,000	40,022
Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	35,000	34,337
ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	45,000	52,059

TOTAL PIPELINES		$126,418

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

63	PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value

REAL ESTATE INVESTMENT TRUSTS – 0.9%
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	$15,000	$15,830
CommonWealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	100,000	110,278
Digital Realty Trust LP,
Company Guaranteed, 5.88%, 2/01/20#	100,000	112,161
HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	15,000	15,371
Health Care REIT, Inc.,
Sr. Unsecured, 4.70%, 9/15/17	100,000	108,551
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	40,000	39,288
Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	90,000	91,573
ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	35,000	35,412

TOTAL REAL ESTATE INVESTMENT TRUSTS		$528,464

RETAIL – 0.1%
CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	30,000	33,311

SEMICONDUCTORS – 0.1%
Intel Corp.,
Sr. Unsecured, 2.70%, 12/15/22	35,000	34,372

TELECOMMUNICATIONS – 0.2%
AT&T, Inc.,
FRN, Sr. Unsecured, 1.15%, 11/27/18Δ	55,000	56,083
Verizon Communications, Inc.,
Sr. Unsecured, 6.40%, 9/15/33	35,000	42,636

TOTAL TELECOMMUNICATIONS		$98,719

TRANSPORTATION – 0.1%
FedEx Corp.,
Company Guaranteed, 3.88%, 8/01/42	30,000	27,536
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	56,101

TOTAL TRANSPORTATION		$83,637

TRUCKING & LEASING – 0.0%**
GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44	20,000	21,617

TOTAL CORPORATE BONDS (COST $3,450,498)		$3,579,340

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%

AIRLINES – 0.2%
Continental Airlines 2009-2,
Series A, Pass-Through Certificates,
7.25%, 11/10/19	64,055	74,184

Description	Par Value	Value
Delta Air Lines, 2007-1,
Series A, Pass-Through Certificates, 6.82%, 8/10/22	$50,323	$58,312

TOTAL AIRLINES		$132,496

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $113,910)		$132,496

MORTGAGE-BACKED SECURITIES – 2.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.2%
Pool A15865, 5.50%, 11/01/33	65,002	72,783
Pool A19412, 5.00%, 3/01/34	184,233	207,005
Pool C00478, 8.50%, 9/01/26	2,650	3,046
Pool C03517, 4.50%, 9/01/40	55,126	59,906
Pool C04305, 3.00%, 11/01/42	225,198	225,620
Pool C09020, 3.50%, 11/01/42	228,767	236,410
Pool G05774, 5.00%, 1/01/40	387,784	432,201

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,236,971

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.4%
Pool 533246, 7.50%, 4/01/30	18,111	19,095
Pool AB4089, 3.00%, 12/01/26	50,894	53,015
Pool AJ4050, 4.00%, 10/01/41	164,049	174,494

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$246,604

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 354677, 7.50%, 10/15/23	20,558	23,608
Pool 354765, 7.00%, 2/15/24	26,099	30,088
Pool 354827, 7.00%, 5/15/24	24,809	28,601

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$82,297

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,515,123)		$1,565,872

U.S. TREASURY – 2.7%

U.S. TREASURY BONDS – 0.7%
3.38%, 5/15/44	134,000	142,074
3.63%, 2/15/44	87,000	96,497
4.38%, 5/15/40	120,000	150,275
4.75%, 2/15/37	21,000	27,509

TOTAL U.S. TREASURY BONDS		$416,355

U.S. TREASURY NOTES – 2.0%
0.63%, 9/30/17	40,000	39,648
0.88%, 10/15/17	265,000	264,656
1.50%, 12/31/18	87,000	87,253
1.50%, 3/31/19	100,000	100,011
1.63%, 11/15/22	96,000	92,117
2.13%, 5/31/15	65,000	65,764
2.13%, 8/31/20	115,000	116,741

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	64

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
3.50%, 5/15/20	$100,000	$109,233
4.50%, 2/15/16	100,000	105,444
4.50%, 5/15/17	100,000	109,385

TOTAL U.S. TREASURY NOTES		$1,090,252

TOTAL U.S. TREASURY (COST $1,446,942)		$1,506,607

	Number of Shares

MONEY MARKET FUND – 0.5%

Dreyfus Cash Management Fund,
Institutional Shares, 0.03%^	295,159	$295,159

TOTAL MONEY MARKET FUND (COST $295,159)		$295,159

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $49,715,172)		$56,092,981

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.1%

REPURCHASE AGREEMENTS – 3.1%

Daiwa Capital Markets America, 0.15%, dated 10/31/14, due 11/03/14, repurchase price $753,048, collateralized by U.S. Government & Treasury Securities 0.00% to 8.00%, maturing 09/24/15 to 03/01/48; total market value of $768,100.	$753,039	$753,039

Nomura Securities International, Inc. 0.11% dated 10/31/14 11/03/14 repurchase price $1,000,009, collateralized by U.S. Government Securities 0.00% to 7.25%, maturing 11/03/14 to 11/01/44; total market value of $1,020,000.	1,000,000	1,000,000

TOTAL REPURCHASE AGREEMENTS		$1,753,039

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,753,039)		$1,753,039

TOTAL INVESTMENTS – 103.1% (COST $51,468,211)		$57,846,020
COLLATERAL FOR SECURITIES ON LOAN – (3.1%)		(1,753,039)
OTHER LIABILITIES LESS ASSETS – 0.0%**		(4,369)

TOTAL NET ASSETS – 100.0%		$56,088,612

Cost of investments for Federal income tax purposes is $52,200,551. The net unrealized appreciation/(depreciation) of investments was $5,645,469. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,774,402 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,128,933.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

65	PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$48,746,462	$—	$—	$48,746,462
Collateralized Mortgage Obligations	—	267,045	—	267,045
Corporate Bonds	—	3,579,340	—	3,579,340
Enhanced Equipment Trust Certificates	—	132,496	—	132,496
Mortgage-Backed Securities	—	1,565,872	—	1,565,872
U.S. Treasury	—	1,506,607	—	1,506,607
Money Market Fund	295,159	—	—	295,159
Repurchase Agreements	—	1,753,039	—	1,753,039

Total	$49,041,621	$8,804,399	$—	$57,846,020

See Notes to Portfolios of Investments See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

66

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Aggressive Fund

At October 31, 2014, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Equity Funds	83.1%
Exchand-Traded Funds	8.7%
Alternative Investment Funds	5.9%
Money Market Fund	1.5%
Commodity Fund	0.8%
Other Assets and Liabilities – Net[1]	0.0%[2]

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 100.0%

ALTERNATIVE INVESTMENT FUNDS – 5.9%
AQR Managed Futures Strategy Fund, Class I	89,201	$933,936
Gateway Fund, Class Y	40,352	1,187,161

TOTAL ALTERNATIVE INVESTMENT FUNDS		$2,121,097

COMMODITY FUND – 0.8%
Credit Suisse Commodity Return Strategy Fund, Class I*	43,324	292,872

EQUITY FUNDS – 83.1%
DFA U.S. Small Cap Value Portfolio, Institutional Class	23,015	824,396
Diamond Hill Large Cap Fund, Class Y	59,398	1,371,495
Harbor International Fund, Institutional Shares	37,724	2,568,624
LSV Value Equity Fund	58,381	1,383,626
MFS International New Discovery Fund, Class I	16,649	478,820
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	96,442	3,975,340
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	70,346	1,249,353
T Rowe Price Institutional Large-Cap Growth Fund	137,334	4,034,885
Wilmington Large-Cap Strategy Fund, Class I§	15,025	279,466

Description	Number of Shares	Value

Wilmington Mid-Cap Growth Fund, Class I§	209,708	$4,028,482
Wilmington Multi-Manager International Fund, Class I§	1,112,632	8,467,132
Wilmington Small-Cap Strategy Fund, Class I§	69,440	1,050,632

TOTAL EQUITY FUNDS		$29,712,251

EXCHANGE-TRADED FUNDS – 8.7%
iShares Cohen & Steers REIT ETF	3,871	362,558
iShares Russell Mid-Cap Value	21,480	1,555,581
iShares TIPS ETF	7,562	855,111
SPDR Dow Jones International Real Estate ETF	7,890	343,294

TOTAL EXCHANGE-TRADED FUNDS		$3,116,544

MONEY MARKET FUND – 1.5%
Wilmington Prime Money Market Fund, Institutional Class, 0.01%^§	524,446	524,446

TOTAL INVESTMENT COMPANIES
(COST $29,489,788)		$35,767,210

TOTAL INVESTMENTS – 100.0% (COST $29,489,788)		$35,767,210
OTHER LIABILITIES LESS ASSETS – 0.0%**		(12,577)

TOTAL NET ASSETS – 100.0%		$35,754,633

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

67	PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Aggressive Fund (concluded)

Cost of investments for Federal income tax purposes is $33,580,586. The net unrealized appreciation/(depreciation) of investments was $2,186,624. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,536,101 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,349,477.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$35,767,210	$—	$—	$35,767,210

Total	$35,767,210	$—	$—	$35,767,210

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

68

NOTES TO PORTFOLIOS OF INVESTMENTS

Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
Ω

Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2014, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
International Fund	$1,701,395	0.3%
Alternatives Fund	18,220,421	8.4%
Real Asset Fund	2,045,926	0.4%
Strategic Allocation Moderate Fund	154,095	0.3%

•

Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities were as follows:

Security	Acquisition Date	Cost	Market Value	Percentage of Total Net Assets
International Fund
Aditya Birla Nuvo Ltd.	06/16/2010	$26,604	$45,374
Ambuja Cements Ltd.	11/01/2012	64,415	63,733
Axis Bank Ltd.	03/19/2010	16,746	23,733
Axis Bank Ltd.	03/27/2012	43,358	68,321
Bank Alfalah Ltd.	10/22/2013	13,468	18,353
Container Corp. of India	02/08/2010	25,677	32,283
DG Khan Cement Co. Ltd.	10/22/2013	29,545	34,151
Fauji Fertilizer Co. Ltd.	10/22/2013	36,364	42,407
FPT Corp.	10/13/2010	25,842	25,881
FPT Corp.	01/13/2011	38,488	48,344
HDFC Bank Ltd.	12/20/2010	116,852	181,883
Hub Power Co. Ltd.	10/22/2013	41,351	44,622
Jaiprakash Associates Ltd.	11/01/2012	31,799	9,963
Lucky Cement Ltd.	10/22/2013	35,372	62,129
MCB Bank Ltd.	10/22/2013	75,646	92,541
National Bank of Pakistan	10/22/2013	27,192	32,140
Nishat Mills Ltd.	10/22/2013	16,596	20,217
Oil & Gas Development Co. Ltd.	10/22/2013	73,428	71,665
Pakistan State Oil Co. Ltd.	10/22/2013	31,024	44,601
Pakistan Telecommunication Co. Ltd.	10/22/2013	22,996	18,507
PetroVietnam Drilling & Well Services JSC	10/11/2012	23,747	70,117
PetroVietnam Fertilizer & Chemicals JSC	03/27/2012	18,899	17,526
Pha Lai Thermal Power JSC	10/13/2010	23,704	45,548
Reliance Industries Ltd. GDR	07/03/2007	42,226	32,128
Reliance Industries Ltd. GDR	01/20/2012	42,433	43,829
Reliance Industries Ltd. GDR	03/27/2012	82,122	92,119
Reliance Industries Ltd. GDR	04/02/2012	41,493	45,251
Reliance Industries Ltd. GDR	11/01/2012	66,561	71,109
SUI Southern Gas Co. Ltd.	10/22/2013	22,024	24,615
Sun Pharmaceutical Industries Ltd.	02/08/2010	38,759	164,900
Tata Steel Ltd.	09/21/2011	45,297	38,128
Vingroup JSC	10/13/2010	16,356	27,590
Vingroup JSC	10/14/2010	1,993	3,277
Vingroup JSC	11/01/2012	16,926	19,757
Vingroup JSC	10/13/2010	7,965	13,437

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

69	NOTES TO PORTFOLIOS OF INVESTMENTS

Security	Acquisition Date	Cost	Market Value	Percentage of Total Net Assets
International Fund
Vingroup JSC	10/14/2010	$970	$1,595
Vingroup JSC	11/01/2012	8,243	9,621
			$1,701,395	0.3%
Alternatives Fund
Altice SA	04/23/2014	2,065,000	2,100,000
Altice SA	04/30/2014	523,125	525,000
BlueLine Rental Finance Corp.	01/22/2014	1,037,500	1,060,000
BlueLine Rental Finance Corp.	02/25/2014	1,315,625	1,325,000
BlueLine Rental Finance Corp.	03/18/2014	423,000	424,000
Jefferies Finance LLC/JFIN Co.-Issuer Corp.	03/27/2014	1,262,500	1,212,500
Michaels Finco Holding LLC / Michaels Finco, Inc.	08/01/2013	406,000	408,500
Michaels Finco Holding LLC / Michaels Finco, Inc.	02/06/2014	525,780	518,795
Safway Group Holding LLC/Safway Finance Corp.	08/14/2014	2,650,000	2,606,250
Sprint Corp.	09/09/2013	482,125	503,500
Sprint Corp.	11/07/2013	321,750	318,000
Sprint Corp.	11/19/2013	269,063	265,000
Sprint Corp.	02/06/2014	1,077,500	1,060,000
Univision Communications, Inc.	10/15/2014	2,095,000	2,112,500
Vander Intermediate Holding II Corp.	04/09/2014	304,235	302,813
Vander Intermediate Holding II Corp.	05/30/2014	1,009,969	1,004,063
Wind Acquisition Finance SA	04/30/2014	1,160,156	1,102,500
Wind Acquisition Finance SA	08/13/2014	528,125	490,000
Wind Acquisition Finance SA	10/21/2014	891,000	882,000
			$18,220,421	8.4%
Real Asset Fund
BCAP LLC Trust	10/17/2014	54,333	56,806
BPCE SA	07/03/2014	693,098	689,304
Dynegy Finance I/II, Inc.	10/10/2014	500,000	520,000
Dynegy Finance I/II, Inc.	10/10/2014	100,000	106,500
Intesa Sanpaolo SpA	08/25/2014	351,156	348,459
JP Morgan Resecuritization Trust	10/17/2014	49,363	53,570
Venture VII CDO Ltd.	08/02/2010	245,436	271,287
			$2,045,926	0.4%
Strategic Allocation Moderate Fund
FMR LLC	06/28/2010	102,666	128,762
Hyundai Capital America	08/06/2013	24,985	25,333

^	7-Day net yield.

§	Affiliated company. See Note 5 in Notes to Financial Statements.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	70

††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2014, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
International Fund	$403,222,945	77.3%
Real Asset Fund	$92,491,912	19.8%

¤	While the Fund’s position in this security is long, the investment provides short exposure to the market.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

Ö

All or a portion of this security is segregated as collateral in connection with the fund’s short positions and written options carried by the Funds. The total value of all securities segregated at October 31, 2014 was:

Fund	Amount	Percentage of Total Net Assets
Alternatives Fund	$75,024,461	34.6%

*	Non-income producing security.

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt	MSCI – Morgan Stanley Capital International

ETF – Exchange Traded Fund	MTN – Medium Term Note

FHLMC – Federal Home Loan Mortgage Corporation	OAT – Obligations Assimilables

FNMA – Federal National Mortgage Association	PCL – Public Company Limited

GDR – Global Depositary Receipt	PLC – Public Limited Company

GNMA – Government National Mortgage Association	REIT – Real Estate Investment Trust

LLC – Limited Liability Corporation	SPDR – Standard & Poor’s Depository Receipts

LP – Limited Partnership	TIPS – Treasury Inflation Protected Security

Currency Code	Currency
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

71	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2014 (unaudited)	Wilmington Multi-Manager International Fund		Wilmington Multi-Manager Alternatives Fund		Wilmington Multi-Manager Real Asset Fund
ASSETS:
Investments, at identified cost	$489,477,834		$210,648,151		$502,180,963

Investments in securities, at value (Including $20,001,585, $0 and $4,546,511of securities on loan, respectively) (Note 2)	541,043,636		211,035,785		521,718,134

Cash	—		25,828,915		—
Deposits for securities sold short	—		7,652,864		—
Deposits for swaps	—		—		292,434
Cash denominated in foreign currencies(a)	1,480,096		—		7,061,540
Premiums paid for swap agreements	—		—		69,872
Variation margin receivable for centrally cleared swap agreements	—		—		60,898
Income receivable	1,456,621		855,707		1,495,408
Receivable for shares sold	212,745		201,764		304,040
Unrealized appreciation on over the counter swap agreements	—		—		54,405
Unrealized appreciation on foreign exchange contracts	9,164		335,753		4,760,772
Receivable for investments sold	677,995		6,438,811		26,838,490
Other assets	33,462		29,887		23,786

TOTAL ASSETS	544,913,719		252,379,486		562,679,779

LIABILITIES:
Payable to custodian	—		—		6,125,845
Options written, at value	—		1,444,283	(b)	525,311	(b)
Deferred capital gains tax payable	161,974		—		5,305
Premiums received for swap agreements	—		—		20,677
Variation margin payable for centrally cleared swap agreements	—		—		59,786
Payable for securities sold short	—		28,664,335	(c)	—
Payable for investments purchased	1,888,483		5,432,909		80,154,740
Collateral for securities on loan	20,824,994		—		4,634,164
Due to broker for swap agreements	—		—		1,190,000
Unrealized depreciation on over the counter swap agreements	—		—		298,121
Unrealized depreciation on foreign exchange contracts	15,794		6,450		1,973,854
Payable for shares redeemed	268,229		14,471		70,101
Payable to sub-advisors	269,344		160,108		97,362
Payable for distribution services fee	1,182		1,038		588
Payable for shareholder services fee	50,831		—		—
Other accrued expenses	98,067		63,264		54,866

TOTAL LIABILITIES	23,578,898		35,786,858		95,210,720

NET ASSETS	$521,334,821		$216,592,628		$467,469,059

NET ASSETS CONSIST OF:

Paid-in capital	$813,427,088		$214,533,312		$542,367,293
Undistributed (distributions in excess of) net investment income	(1,514,947)		(5,035)		(498,999)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(342,062,452)		(323,498)		(96,280,190)
Net unrealized appreciation (depreciation) of investments and foreign currencies	51,485,132		2,387,849		21,880,955

TOTAL NET ASSETS	$521,334,821		$216,592,628		$467,469,059

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$5,715,698		$4,952,691		$2,833,110

Shares outstanding (unlimited shares authorized)	755,388		460,184		189,607

Net Asset Value per share	$7.57		$10.76		$14.94

Offering price per share*	$8.01	**	$11.39	**	$15.81	**

Class I
Net Assets	$515,619,123		$211,639,937		$464,635,949

Shares outstanding (unlimited shares authorized)	67,745,739		19,643,641		30,928,480

Net Asset Value per share	$7.61		$10.77		$15.02

(a)	Cost of cash denominated in foreign currencies was $1,500,985, $0 and $7,206,770, respectively.
(b)	Premiums received for options written was $844,999 and $261,805, respectively.
(c)	Proceeds received for securities sold short was $29,073,026.

*	See “What Do Shares Cost?” in the Prospectus.
**	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	72

October 31, 2014 (unaudited)	Wilmington Strategic Allocation Conservative Fund		Wilmington Strategic Allocation Moderate Fund		Wilmington Strategic Allocation Aggressive Fund
ASSETS:
Investments, at identified cost	$37,126,164		$51,468,211		$29,489,788

Investments in securities, at value (Including $0, $1,723,824 and $0 of securities on loan, respectively) (Note 2)	39,162,516	(a)	57,846,020	(a)	35,767,210	(a)

Income receivable	30,138		67,839		4
Receivable for shares sold	18,187		1,503		6,000
Other assets	18,859		19,355		18,487

TOTAL ASSETS	39,229,700		57,934,717		35,791,701

LIABILITIES:
Collateral for securities on loan	—		1,753,039		—
Payable for shares redeemed	3		36,609		9,394
Payable for distribution services fee	825		11,487		583
Other accrued expenses	13,572		44,970		27,091

TOTAL LIABILITIES	14,400		1,846,105		37,068

NET ASSETS	$39,215,300		$56,088,612		$35,754,633

NET ASSETS CONSIST OF:

Paid-in capital	$36,777,096		$57,441,955		$34,805,513
Undistributed (distributions in excess of) net investment income	43,869		27,978		(16,875)
Accumulated net realized gain (loss) on investments	357,983		(7,759,130)		(5,311,427)
Net unrealized appreciation (depreciation) of investments	2,036,352		6,377,809		6,277,422

TOTAL NET ASSETS	$39,215,300		$56,088,612		$35,754,633

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$3,904,840		$54,966,846		$2,848,410

Shares outstanding (unlimited shares authorized)	353,595		5,155,548		244,601

Net Asset Value per share	$11.04		$10.66		$11.65

Offering price per share*	$11.68	**	$11.28	**	$12.33	**

Class I
Net Assets	$35,310,460		$1,121,766		$32,906,223

Shares outstanding (unlimited shares authorized)	3,190,785		105,193		2,815,094

Net Asset Value per share	$11.07		$10.66		$11.69

(a)	Includes $24,803,338, $14,987,011 and $14,350,158 of investments in affiliated issuers, respectively.

*	See “What Do Shares Cost?” in the Prospectus.
**	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

73     STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2014 (unaudited)	Wilmington Multi-Manager International Fund		Wilmington Multi-Manager Alternatives Fund		Wilmington Multi-Manager Real Asset Fund
INVESTMENT INCOME:
Dividends	$7,470,790	(a)	$1,365,127	(a)	$3,954,921	(a)
Interest	12,780	(a)	1,346,972		2,602,901	(a)
Securities lending income	212,730		—		51,940

TOTAL INVESTMENT INCOME	7,696,300		2,712,099		6,609,762

EXPENSES:
Investment advisory fee	2,913,514		2,019,717		1,863,514
Administrative personnel and services fee	82,577		32,659		71,779
Portfolio accounting, administration and custodian fees	351,074		68,696		193,321
Transfer and dividend disbursing agent fees and expenses	78,015		61,557		81,463
Trustees’ fees	15,224		15,224		15,224
Professional fees	103,171		56,560		45,840
Distribution services fee—Class A	7,579		5,972		3,649
Shareholder services fee—Class A	7,579		5,972		3,649
Shareholder services fee— Class I	669,269		262,173		585,664
Share registration costs	7,051		12,922		9,353
Printing and postage	18,853		11,373		18,846
Dividend expense on securities sold short	—		474,493		—
Prime broker interest expense	—		199,670		—
Miscellaneous	27,327		11,346		23,608

TOTAL EXPENSES	4,281,233		3,238,334		2,915,910

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor/subadvisors	(234,105)		(166,342)		(9,165)
Waiver of shareholder services fee—Class A	(7,579)		(5,972)		(3,649)
Waiver of shareholder services fee—Class I	(348,595)		(262,173)		(585,664)

TOTAL WAIVERS AND REIMBURSEMENTS	(590,279)		(434,487)		(598,478)

Net expenses	3,690,954		2,803,847		2,317,432

Net investment income (loss)	4,005,346		(91,748)		4,292,330

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	17,816,836		(6,935,980)		12,688,398
Net realized gain (loss) of foreign currency transactions	(286,063)		2,130,087		5,348,126
Net realized gain (loss) on futures contracts	—		3,128,202		(108,230)
Net realized gain (loss) on swap agreements	—		—		(10,209)
Net realized gain (loss) on options written	—		506,792		114,449
Net realized gain (loss) on securities sold short	—		(1,002,208)		13,631
Net change in unrealized appreciation (depreciation) of investments	(36,152,122)		2,984,502		(17,050,279)

Net realized and unrealized gain (loss) on investments	(18,621,349)		811,395		995,886

Change in net assets resulting from operations	$(14,616,003)		$719,647		$5,288,216

(a)	Net of foreign withholding taxes withheld of $828,499, $117,593 and $141,775, respectively.

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (concluded)	74

Six Months Ended October 31, 2014 (unaudited)	Wilmington Strategic Allocation Conservative Fund	Wilmington Strategic Allocation Moderate Fund	Wilmington Strategic Allocation Aggressive Fund
INVESTMENT INCOME:
Dividends(a)	$329,753	$275,322	$195,369
Interest	—	116,586	—
Securities lending income	—	4,708	—

TOTAL INVESTMENT INCOME	329,753	396,616	195,369

EXPENSES:
Investment advisory fee	103,515	144,904	94,131
Administrative personnel and services fee	6,304	8,825	5,732
Portfolio accounting, administration and custodian fees	14,689	14,725	14,660
Transfer and dividend disbursing agent fees and expenses	2,713	50,739	2,815
Trustees’ fees	15,224	15,224	15,224
Professional fees	28,479	30,984	31,818
Distribution services fee—Class A	5,415	71,143	3,735
Shareholder services fee—Class A	5,415	71,143	3,735
Shareholder services fee— Class I	46,342	1,309	43,330
Share registration costs	8,990	4,565	8,593
Printing and postage	3,087	12,475	3,106
Miscellaneous	9,336	10,108	9,187

TOTAL EXPENSES	249,509	436,144	236,066

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(57,768)	(121,562)	(38,422)
Waiver of shareholder services fee—Class A	(5,415)	(71,143)	(3,735)
Waiver of shareholder services fee—Class I	(46,342)	(1,309)	(43,330)

TOTAL WAIVERS AND REIMBURSEMENTS	(109,525)	(194,014)	(85,487)

Net expenses	139,984	242,130	150,579

Net investment income	189,769	154,486	44,790

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(8,366)	140,553	149,139
Net realized gain (loss) from affiliated investment companies	53,390	206,905	421,341
Realized gain distributions received from investment companies	9,373	40,947	37,845
Net change in unrealized appreciation (depreciation) of investments	364,660	744,409	464,580

Net realized and unrealized gain (loss) on investments	419,057	1,132,814	1,072,905

Change in net assets resulting from operations	$ 608,826	$1,287,300	$1,117,695

(a)	Includes $187,069, $88,466 and $142,808 received from affiliated issuers, respectively.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

75	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Multi-Manager International Fund		Wilmington Multi-Manager Alternatives Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
OPERATIONS:
Net investment income (loss)	$4,005,346	$9,143,789	$(91,748)	$(52,564)
Net realized gain (loss) on investments	17,530,773	13,267,380	(2,173,107)	3,495,664
Net change in unrealized appreciation (depreciation) of investments	(36,152,122)	31,325,697	2,984,502	(2,608,605)

Change in net assets resulting from operations	(14,616,003)	53,736,866	719,647	834,495

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(87,014)	(100,744)	—	(1,588)
Class I	(7,851,564)	(9,081,446)	—	(148,469)
Distributions from net realized gain on investments
Class A	—	—	—	(34,832)
Class I	—	—	—	(1,351,865)

Change in net assets resulting from distributions to shareholders	(7,938,578)	(9,182,190)	—	(1,536,754)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	117,815	137,022	2,148,113	2,033,438
Class I	36,896,119	50,989,190	35,449,670	177,165,983
Distributions reinvested
Class A	80,286	94,256	—	19,874
Class I	4,773,398	3,099,392	—	1,235,059
Cost of shares redeemed
Class A	(334,647)	(924,964)	(1,348,928)	(312,867)
Class I	(30,624,162)	(84,158,652)	(32,061,893)	(14,810,513)

Change in net assets resulting from share transactions	10,908,809	(30,763,756)	4,186,962	165,330,974

Change in net assets	(11,645,772)	13,790,920	4,906,609	164,628,715
NET ASSETS:
Beginning of period	532,980,593	519,189,673	211,686,019	47,057,304

End of period	$521,334,821	$532,980,593	$216,592,628	$211,686,019

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(1,514,947)	$2,418,285	$(5,035)	$86,713

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	14,832	18,251	199,559	187,539
Class I	4,724,406	6,846,276	3,313,299	16,352,366
Distributions reinvested
Class A	9,936	13,226	—	1,838
Class I	587,857	428,856	—	114,237
Shares redeemed
Class A	(42,507)	(125,478)	(126,344)	(28,946)
Class I	(3,903,748)	(11,165,156)	(2,995,492)	(1,369,535)

Net change resulting from share transactions	1,390,776	(3,984,025)	391,022	15,257,499

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	76

	Wilmington Multi-Manager Real Asset Fund		Wilmington Strategic Allocation Conservative Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
OPERATIONS:
Net investment income (loss)	$4,292,330	$4,019,903	$189,769	$581,178
Net realized gain (loss) on investments	18,046,165	511,372	54,397	2,322,184
Net change in unrealized appreciation (depreciation) of investments	(17,050,279)	(18,354,098)	364,660	(2,171,155)

Change in net assets resulting from operations	5,288,216	(13,822,823)	608,826	732,207

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(4,427)	(70,292)	(20,371)	(86,628)
Class I	(995,551)	(6,365,654)	(221,460)	(721,293)
Distributions from net realized gain on investments
Class A	—	—	—	(36,042)
Class I	—	—	—	(270,649)

Change in net assets resulting from distributions to shareholders	(999,978)	(6,435,946)	(241,831)	(1,114,612)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	686,579	456,530	36,554	267,212
Class I	36,355,969	94,787,111	435,247	2,166,977
Distributions reinvested
Class A	3,472	60,601	18,736	112,340
Class I	333,246	2,253,884	210,331	933,462
Cost of shares redeemed
Class A	(483,217)	(3,825,835)	(799,469)	(1,736,476)
Class I	(29,233,381)	(65,291,287)	(3,314,205)	(7,034,024)

Change in net assets resulting from share transactions	7,662,668	28,441,004	(3,412,806)	(5,290,509)

Change in net assets	11,950,906	8,182,235	(3,045,811)	(5,672,914)
NET ASSETS:
Beginning of period	455,518,153	447,335,918	42,261,111	47,934,025

End of period	$467,469,059	$455,518,153	$39,215,300	$42,261,111

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(498,999)	$(3,791,351)	$43,869	$95,931

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	45,737	31,056	3,312	24,601
Class I	2,414,005	6,548,509	39,485	198,386
Distributions reinvested
Class A	237	4,301	1,697	10,425
Class I	22,608	159,217	19,025	86,408
Shares redeemed
Class A	(32,293)	(266,938)	(72,395)	(159,664)
Class I	(1,944,167)	(4,518,152)	(300,165)	(646,380)

Net change resulting from share transactions	506,127	1,957,993	(309,041)	(486,224)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

77	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington Strategic Allocation Moderate Fund		Wilmington Strategic Allocation Aggressive Fund

	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
OPERATIONS:
Net investment income (loss)	$154,486	$586,860	$44,790	$219,866
Net realized gain (loss) on investments	388,405	6,545,713	608,325	8,957,568
Net change in unrealized appreciation (depreciation) of investments	744,409	(2,779,410)	464,580	(4,625,166)

Change in net assets resulting from operations	1,287,300	4,353,163	1,117,695	4,552,268

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(218,619)	(636,970)	(5,256)	(19,582)
Class I	(5,336)	(41,402)	(81,990)	(290,529)

Change in net assets resulting from distributions to shareholders	(223,955)	(678,372)	(87,246)	(310,111)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	1,078,235	1,505,386	88,949	105,225
Class I	130,000	1,312,531	1,203,880	3,712,404
Distributions reinvested
Class A	207,319	603,379	5,125	18,626
Class I	508	36,056	25,908	87,571
Cost of shares redeemed
Class A	(4,679,174)	(8,953,240)	(299,357)	(691,931)
Class I	—	(3,283,872)	(4,666,355)	(8,139,037)

Change in net assets resulting from share transactions	(3,263,112)	(8,779,760)	(3,641,850)	(4,907,142)

Change in net assets	(2,199,767)	(5,104,969)	(2,611,401)	(664,985)
NET ASSETS:
Beginning of period	58,288,379	63,393,348	38,366,034	39,031,019

End of period	$56,088,612	$58,288,379	$35,754,633	$38,366,034

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$27,978	$97,447	$(16,875)	$25,581

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	101,097	147,756	7,623	9,611
Class I	12,383	130,859	103,696	343,392
Distributions reinvested
Class A	19,411	59,124	441	1,668
Class I	47	3,548	2,222	7,911
Shares redeemed
Class A	(441,338)	(882,214)	(25,483)	(63,104)
Class I	—	(321,291)	(399,458)	(742,129)

Net change resulting from share transactions	(308,400)	(862,218)	(310,959)	(442,651)

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	78

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND†

CLASS A	Six Months Ended October 31, 2014 (unaudited)		Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$7.90		$7.27	$6.72	$7.63		$5.95	$5.36	$8.50
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.05		0.12	0.09	0.16		0.12	0.06	0.08
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.27)		0.63	0.57	(1.05)		1.64	0.63	(2.92)

Total Income (Loss) From Operations	(0.22)		0.75	0.66	(0.89)		1.76	0.69	(2.84)

Less Distributions From:
Net Investment Income	(0.11)		(0.12)	(0.11)	(0.02)		(0.08)	(0.10)	(0.10)
Net Realized Gains	—		—	—	—		—	—	(0.20)
Return of Capital	—		—	—	—		—	0.00 (b)	—

Total Distributions	(0.11)		(0.12)	(0.11)	(0.02)		(0.08)	(0.10)	(0.30)

Net Asset Value, End of Period	7.57		7.90	7.27	6.72		$7.63	$5.95	$5.36

Total Return(c)	(2.82)%		10.53%	10.17%	(11.65)%		29.57%	12.74%	(32.95)%
Net Assets, End of Period (000’s)	$5,716		$6,107	$6,301	$6,682		$571	$83	$80
Ratios to Average Net Assets
Gross Expense	1.83	%(d)	1.78%	1.78%	1.62	%(d)	1.59%	1.63%	1.72%
Net Expenses(e)	1.49	%(d)	1.49%	1.48%	1.42	%(d)	1.58%	1.62%	1.65%
Net Investment Income (Loss)	1.36	%(d)	1.64%	1.38%	2.77	%(d)	1.61%	0.89%	1.53%
Portfolio Turnover Rate	50%		49%	72%	85%		98%	107%	136%
CLASS I	Six Months Ended October 31, 2014 (unaudited)		Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$7.94		$7.30	$6.75	$7.66		$5.97	$5.37	$8.51
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.06		0.13	0.10	0.06		0.10	0.07	0.10
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.27)		0.64	0.57	(0.94)		1.67	0.64	(2.93)

Total Income (Loss) From Operations	(0.21)		0.77	0.67	(0.88)		1.77	0.71	(2.83)

Less Distributions From:
Net Investment Income	(0.12)		(0.13)	(0.12)	(0.03)		(0.08)	(0.11)	(0.11)
Net Realized Gains	—		—	—	—		—	—	(0.20)
Return of Capital	—		—	—	—		—	0.00 (b)	—

Total Distributions	(0.12)		(0.13)	(0.12)	(0.03)		(0.08)	(0.11)	(0.31)

Net Asset Value, End of Period	$7.61		$7.94	$7.30	$6.75		$7.66	$5.97	$5.37

Total Return(c)	(2.78)%		10.73%	10.22%	(11.45)%		29.78%	13.10%	(32.82)%
Net Assets, End of Period (000’s)	$515,619		$526,874	$512,889	$395,690		$373,798	$249,031	$395,536
Ratios to Average Net Assets
Gross Expense	1.58	%(d)	1.53%	1.54%	1.42	%(d)	1.43%	1.38%	1.42%
Net Expenses(e)	1.36	%(d)	1.36%	1.35%	1.38	%(d)	1.41%	1.37%	1.40%
Net Investment Income (Loss)	1.48	%(d)	1.75%	1.47%	1.17	%(d)	1.38%	1.03%	1.64%
Portfolio Turnover Rate	50%		49%	72%	85%		98%	107%	136%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†

Effective March 9, 2012, the Fund acquired all the assets and liabilities of the Wilmington Multi-Manager International Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the period prior to this date reflect the performance of the WT Fund.

*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

79	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER ALTERNATIVES FUND

CLASS A	Six Months Ended October 31, 2014 (unaudited)		Year Ended April 30, 2014	Year Ended April 30, 2013		For the Period January 12, 2012* through April 30, 2012
Net Asset Value, Beginning of Period	$10.74		$10.58	$10.11		$10.00
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	(0.02)		(0.04)	0.00	(b)	0.03
Net Realized and Unrealized Gain (Loss)on Investments and Foreign Currency	0.04		0.34	0.56		0.08

Total Income (Loss) From Operations	0.02		0.30	0.56		0.11

Less Distributions From:
Net Investment Income	—		(0.01)	(0.03)		—
Net Realized Gains	—		(0.13)	(0.06)		—

Total Distributions	—		(0.14)	(0.09)		—

Net Asset Value, End of Period	$10.76		$10.74	$10.58		$10.11

Total Return(c)	0.19%		2.74%	5.56%		1.10%
Net Assets, End of Period (000’s)	$4,953		$4,156	$2,397		$121
Ratios to Average Net Assets
Gross Expense	3.30	%(d)	3.30%	3.98%		4.66	%(d)(e)
Net Expenses(f)(g)	2.89	%(d)	2.71%	2.84%		2.89	%(d)(e)
Net Investment Income (Loss)	(0.38	)%(d)	(0.33)%	0.00	%(h)	0.88	%(d)
Portfolio Turnover Rate	203%		403%	367%		8%

CLASS I	Six Months Ended October 31, 2014 (unaudited)		Year Ended April 30, 2014	Year Ended April 30, 2013		For the Period January 12, 2012* through April 30, 2012
Net Asset Value, Beginning of Period	$10.74		$10.56	$10.08		$10.00
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.00	(b)	0.00 (b)	0.03		0.06
Net Realized and Unrealized Gain (Loss)on Investments and Foreign Currency	0.03		0.32	0.56		0.05

Total Income (Loss) From Operations	0.03		0.32	0.59		0.11

Less Distributions From:
Net Investment Income	—		(0.01)	(0.05)		(0.03)
Net Realized Gains	—		(0.13)	(0.06)		—

Total Distributions	—		(0.14)	(0.11)		(0.03)

Net Asset Value, End of Period	$10.77		$10.74	$10.56		$10.08

Total Return(c)	0.37%		3.01%	5.91%		1.10%
Net Assets, End of Period (000’s)	$211,640		$207,530	$44,660		$24,935
Ratios to Average Net Assets
Gross Expense	3.01	%(d)	2.95%	3.77%		4.33	%(d)(e)
Net Expenses(f)(g)	2.61	%(d)	2.43%	2.65%		2.39	%(d)(e)
Net Investment Income (Loss)	(0.08	)%(d)	(0.04)%	0.29%		2.11	%(d)
Portfolio Turnover Rate	203%		403%	367%		8%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	Ratio of expenses to average net assets was increased by 0.41% to include dividend and interest expenses related to securities sold short.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(g)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the years and the periods presented would be:

	Class A	Class I
October 31, 2014	2.23%	1.98%
April 30, 2014	2.23%	1.98%
April 30, 2013	2.24%	1.98%
April 30, 2012	2.48%	1.98%
(h)	Represents less than 0.005%.
*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	80

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER REAL ASSET FUND†

CLASS A	Six Months Ended October 31, 2014 (unaudited)		Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$14.81		$15.55	$14.28	$14.00		$12.10	$11.60	$17.75
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.12		0.10	0.18	(0.21)		0.63	0.02	0.15
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.03		(0.65)	1.28	0.50		1.91	0.75	(4.89)

Total Income (Loss) From Operations	0.15		(0.55)	1.46	0.29		2.54	0.77	(4.74)

Less Distributions From:
Net Investment Income	(0.02)		(0.19)	(0.19)	(0.01)		(0.64)	(0.27)	(0.59)
Net Realized Gains	—		—	—	—		—	—	(0.82)

Total Distributions	(0.02)		(0.19)	(0.19)	(0.01)		(0.64)	(0.27)	(1.41)

Net Asset Value, End of Period	$14.94		$14.81	$15.55	$14.28		$14.00	$12.10	$11.60

Total Return(b)	1.03%		(3.46)%	10.33%	2.04%		21.45%	6.57%	(26.78)%
Net Assets, End of Period (000’s)	$2,833		$2,606	$6,337	$7,038		$13,773	$16,305	$20,073
Ratios to Average Net Assets
Gross Expense	1.49	%(c)	1.54%	1.55%	1.33	%(c)	1.25%	1.20%	1.09%
Net Expenses(d)	1.23	%(c)	1.28%	1.27%	1.28	%(c)	1.25%	1.19%	1.07%
Net Investment Income (Loss)	1.57	%(c)	0.72%	1.13%	(1.86	)%(c)	4.64%	0.13%	1.15%
Portfolio Turnover Rate	145%		149%	131%	180%		199%	156%	115%

CLASS I	Six Months Ended October 31, 2014 (unaudited)		Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$14.88		$15.61	$14.33	$14.02		$12.11	$11.61	$17.75
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.14		0.13	0.20	(0.09)		0.65	0.04	0.28
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.03		(0.64)	1.30	0.41		1.94	0.75	(4.99)

Total Income (Loss) From Operations	0.17		(0.51)	1.50	0.32		2.59	0.79	(4.71)

Less Distributions From:
Net Investment Income	(0.03)		(0.22)	(0.22)	(0.01)		(0.68)	(0.29)	(0.61)
Net Realized Gains	—		—	—	—		—	—	(0.82)

Total Distributions	(0.03)		(0.22)	(0.22)	(0.01)		(0.68)	(0.29)	(1.43)

Net Asset Value, End of Period	$15.02		$14.88	$15.61	$14.33		$14.02	$12.11	$11.61

Total Return(b)	1.16%		(3.20)%	10.58%	2.31%		21.70%	6.76%	(26.59)%
Net Assets, End of Period (000’s)	$464,635		$452,913	$440,999	$344,650		$252,497	$283,703	$368,263
Ratios to Average Net Assets
Gross Expense	1.24	%(c)	1.29%	1.31%	1.08	%(c)	1.00%	0.95%	0.82%
Net Expenses(d)	0.98	%(c)	1.03%	1.02%	1.02	%(c)	1.00%	0.94%	0.82%
Net Investment Income (Loss)	1.82	%(c)	0.93%	1.39%	(0.74	)%(c)	4.82%	0.33%	2.09%
Portfolio Turnover Rate	145%		149%	131%	180%		199%	156%	115%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†

Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Multi-Manager Real Asset Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

81 FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND†

CLASS A	Six Months Ended October 31, 2014 (unaudited)		Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$10.95		$11.03	$10.61	$10.60		$9.66	$9.02	$10.54
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.04		0.12	0.18	0.17		0.26	0.26	0.28
Net Realized and Unrealized Gain (Loss)on Investments	0.10		0.05	0.45	0.05		0.95	0.64	(1.41)

Total Income (Loss) From Operations	0.14		0.17	0.63	0.22		1.21	0.90	(1.13)

Less Distributions From(b):
Net Investment Income	(0.05)		(0.17)	(0.21)	(0.21)		(0.27)	(0.26)	(0.25)
Net Realized Gains	—		(0.08)	—	—		—	—	(0.14)

Total Distributions	(0.05)		(0.25)	(0.21)	(0.21)		(0.27)	(0.26)	(0.39)

Net Asset Value, End of Period	$11.04		$10.95	$11.03	$10.61		$10.60	$9.66	$9.02

Total Return(c)	1.30%		1.60%	5.97%	2.15%		12.58%	9.98%	(10.57)%
Net Assets, End of Period (000’s)	$3,905		$4,608	$6,016	$7,003		$8,003	$9,890	$3,402
Ratios to Average Net Assets
Gross Expense(d)	1.43	%(e)	1.41%	1.35%	0.77	%(e)	0.60%	0.64%	1.56%
Net Expenses(d)(f)	0.90	%(e)	0.75%	0.72%	0.63	%(e)	0.60%	0.64%	0.75%
Net Investment Income (Loss)	0.71	%(e)	1.10%	1.71%	1.95	%(e)	2.54%	2.65%	3.02%
Portfolio Turnover Rate	0	%(g)	33%	29%	37%		26%	92%	31%

CLASS I	Six Months Ended October 31, 2014 (unaudited)		Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 12, 2012 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$10.97		$11.05	$10.64	$10.62		$9.67	$9.04	$10.55
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.05		0.15	0.21	0.19		0.29	0.29	0.31
Net Realized and Unrealized Gain (Loss)on Investments	0.12		0.05	0.43	0.06		0.95	0.62	(1.41)

Total Income (Loss) From Operations	0.17		0.20	0.64	0.25		1.24	0.91	(1.10)

Less Distributions From(b):
Net Investment Income	(0.07)		(0.20)	(0.23)	(0.23)		(0.29)	(0.28)	(0.27)
Net Realized Gains	—		(0.08)	—	—		—	—	(0.14)

Total Distributions	(0.07)		(0.28)	(0.23)	(0.23)		(0.29)	(0.28)	(0.41)

Net Asset Value, End of Period	$11.07		$10.97	$11.05	$10.64		$10.62	$9.67	$9.04

Total Return(c)	1.52%		1.85%	6.13%	2.44%		12.96%	10.12%	(10.30)%
Net Assets, End of Period (000’s)	$35,310		$37,653	$41,918	$45,299		$55,226	$53,131	$13,021
Ratios to Average Net Assets
Gross Expense(d)	1.18	%(e)	1.16%	1.10%	0.52	%(e)	0.35%	0.39%	1.30%
Net Expenses(d)(f)	0.65	%(e)	0.50%	0.47%	0.38	%(e)	0.35%	0.39%	0.50%
Net Investment Income (Loss)	0.94	%(e)	1.34%	1.95%	2.20	%(e)	2.81%	2.91%	3.42%
Portfolio Turnover Rate	0	%(g)	33%	29%	37%		26%	92%	31%

(a)	Per share numbers have been calculated using the average shares method.
(b)	For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(g)	Represents less than 0.5%.
†

Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Conservative Asset Allocation Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	82

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON STRATEGIC ALLOCATION MODERATE FUND†

CLASS A	2014(a)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.47		$9.86	$9.26	$9.70	$8.62	$6.72
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.03		0.10	0.13	0.11	0.10	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.20		0.62	0.61	(0.42)	1.13	1.87

Total Income (Loss) From Operations	0.23		0.72	0.74	(0.31)	1.23	1.91

Less Distributions From:
Net Investment Income	(0.04)		(0.11)	(0.14)	(0.12)	(0.12)	(0.01)
Net Realized Gains	—		—	—	(0.01)	(0.03)	—

Total Distributions	(0.04)		(0.11)	(0.14)	(0.13)	(0.15)	(0.01)

Net Asset Value, End of Period	$10.66		$10.47	$9.86	$9.26	$9.70	$8.62

Total Return(c)	2.21%		7.34%	8.12%	(3.13)%	14.54%	28.39%
Net Assets, End of Period (000’s)	$54,967		$57,317	$60,640	$65,285	$75,554	$21,822
Ratios to Average Net Assets
Gross Expense(d)	1.51	%(e)	1.45%	1.45%	1.64%	1.51%	1.39%
Net Expenses(d)(f)	0.84	%(e)	0.84%	0.84%	0.79%	0.73%	0.83%
Net Investment Income (Loss)	0.53	%(e)	0.94%	1.36%	1.26%	0.97%	0.46%
Portfolio Turnover Rate	2%		54%	32%	41%	55%	10%

CLASS I	2014(a)		2014	2013	2012	2011(g)
Net Asset Value, Beginning of Period	$10.47		$9.84	$9.25	$9.70	$8.08
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.04		0.13	0.15	0.14	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.20		0.63	0.61	(0.43)	1.66

Total Income (Loss) From Operations	0.24		0.76	0.76	(0.29)	1.76

Less Distributions From:
Net Investment Income	(0.05)		(0.13)	(0.17)	(0.15)	(0.11)
Net Realized Gains	—		—	—	(0.01)	(0.03)

Total Distributions	(0.05)		(0.13)	(0.17)	(0.16)	(0.14)

Net Asset Value, End of Period	$10.66		$10.47	$9.84	$9.25	$9.70

Total Return(c)	2.34%		7.76%	8.29%	(2.87)%	22.07%
Net Assets, End of Period (000’s)	$1,122		$971	$2,753	$3,108	$3,426
Ratios to Average Net Assets
Gross Expense(d)	1.26	%(e)	1.19%	1.20%	1.39%	1.44	%(e)
Net Expenses(d)(f)	0.59	%(e)	0.59%	0.59%	0.51%	0.67	%(e)
Net Investment Income (Loss)	0.77	%(e)	1.33%	1.59%	1.53%	1.25	%(e)
Portfolio Turnover Rate	2%		54%	32%	41%	55	%(h)

(a)	Six months ended October 31, 2014 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(g)	For the period from June 11, 2010 (commencement of operations) to April 30, 2011.
(h)	Reflects portfolio turnover for the Fund for the year ended April 30, 2011.
†

Effective June 11, 2010, shareholders of the former Managed Allocation Fund—Aggressive Growth, Managed Allocation Fund—Moderate Growth, and Managed Allocation Fund—Conservative Growth became owners of the Strategic Allocation Fund in a plan of reorganization. See Note 8. Additionally, the accounting and performance history of the Managed Allocation Fund—Moderate Growth Fund was redesignated as that of the Strategic Allocation Fund for A Shares for periods prior to June 14, 2010.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

83	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period.

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND†

CLASS A	Six Months Ended October 31, 2014 (unaudited)		Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$11.35		$10.21	$9.20	$9.33		$7.49	$6.81	$10.92
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.00	(b)	0.04	0.10	0.05		0.14	0.10	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.32		1.17	1.02	(0.13)		1.85	0.68	(3.53)

Total Income (Loss) From Operations	0.32		1.21	1.12	(0.08)		1.99	0.78	(3.41)

Less Distributions From(c):
Net Investment Income	(0.02)		(0.07)	(0.11)	(0.05)		(0.15)	(0.10)	(0.12)
Net Realized Gains	—		—	—	—		—	—	(0.58)

Total Distributions	(0.02)		(0.07)	(0.11)	(0.05)		(0.15)	(0.10)	(0.70)

Net Asset Value, End of Period	$11.65		$11.35	$10.21	$9.20		$9.33	$7.49	$6.81

Total Return(d)	2.83%		11.84%	12.26%	(0.75)%		26.66%	11.41%	(30.79)%
Net Assets, End of Period (000’s)	$2,848		$2,974	$3,205	$3,074		$3,502	$3,788	$3,165
Ratios to Average Net Assets
Gross Expense(e)	1.48	%(f)	1.50%	1.46%	0.88	%(f)	0.67%	0.58%	0.66%
Net Expenses(e)(g)	1.03	%(f)	0.95%	0.87%	0.73	%(f)	0.67%	0.58%	0.65%
Net Investment Income (Loss)	(0.01	)%(f)	0.34%	1.10%	0.75	%(f)	1.64%	1.23%	1.63%
Portfolio Turnover Rate	0	%(h)	72%	43%	17%		34%	53%	59%
CLASS I	Six Months Ended October 31, 2014 (unaudited)		Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 12, 2012 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$11.39		$10.24	$9.22	$9.35		$7.51	$6.82	$10.93
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.02		0.06	0.13	0.07		0.17	0.11	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.31		1.18	1.02	(0.13)		1.84	0.70	(3.54)

Total Income (Loss) From Operations	0.33		1.24	1.15	(0.06)		2.01	0.81	(3.39)

Less Distributions From(c):
Net Investment Income	(0.03)		(0.09)	(0.13)	(0.07)		(0.17)	(0.12)	(0.14)
Net Realized Gains	—		—	—	—		—	—	(0.58)

Total Distributions	(0.03)		(0.09)	(0.13)	(0.07)		(0.17)	(0.12)	(0.72)

Net Asset Value, End of Period	$11.69		$11.39	$10.24	$9.22		$9.35	$7.51	$6.82

Total Return(d)	2.89%		12.11%	12.62%	(0.62)%		26.91%	11.80%	(30.63)%
Net Assets, End of Period (000’s)	$32,906		$35,392	$35,826	$39,257		$51,887	$46,058	$51,823
Ratios to Average Net Assets
Gross Expense(e)	1.23	%(f)	1.25%	1.21%	0.61	%(f)	0.42%	0.33%	0.41%
Net Expenses(e)(g)	0.78	%(f)	0.70%	0.62%	0.48	%(f)	0.42%	0.33%	0.40%
Net Investment Income (Loss)	0.26	%(f)	0.58%	1.38%	1.02	%(f)	1.89%	1.41%	1.97%
Portfolio Turnover Rate	0	%(h)	72%	43%	17%		34%	53%	59%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.
(d)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(e)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(f)	Annualized for periods less than one year.
(g)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(h)	Represents less than 0.5%.
†

Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Aggressive Asset Allocation Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	84

Wilmington Funds

October 31, 2014 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios, 6 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 15 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Multi-Manager International Fund (“International Fund”)(d)	The Fund seeks to provide long-term capital appreciation primarily through a diversified portfolio of non-U.S. equity securities.

Wilmington Multi-Manager Alternatives Fund (“Alternatives Fund”)(d)	The Fund seeks to achieve long-term growth of capital through consistent returns from investments that have a low correlation to traditional asset classes.

Wilmington Multi-Manager Real Asset Fund (“Real Asset Fund”)(d)	The Fund seeks to achieve long-term preservation of capital with current income.

Wilmington Strategic Allocation Conservative Fund (“Strategic Allocation Conservative Fund”)(d)	The Fund seeks a high level of total return consistent with a conservative level of risk relative to other Wilmington Strategic Allocation Funds.

Wilmington Strategic Allocation Moderate Fund (“Strategic Allocation Moderate Fund”)(d)	The Fund seeks a high level of total return consistent with a moderate level of risk relative to the other Wilmington Strategic Allocation Funds.

Wilmington Strategic Allocation Aggressive Fund (“Strategic Allocation Aggressive Fund”)(d)	The Fund seeks a high level of total return consistent with an aggressive level of risk relative to other Wilmington Strategic Allocation Funds.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•for fixed income securities according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•price information on listed securities, including underlying Exchange Traded Funds (“ETF’s”) and Exchange Traded Notes (“ETN’s”), is taken from the exchange where the security is primarily traded; and

•for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

85	NOTES TO FINANCIAL STATEMENTS (continued)

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2014, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. This does not include transfers between Level 1 and Level 2 due to the International Fund and the Real Asset Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

At October 31, 2014, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)
International Fund
Citigroup Global Markets, Inc.	$ 1,041,198	$ 1,041,198	$—	$—
Daiwa Capital Markets America	4,945,949	4,945,949	—	—
HSBC Securities USA, Inc.	4,945,949	4,945,949	—	—
Nomura Securities International, Inc.	4,945,949	4,945,949	—	—
Royal Bank of Scotland PLC	4,945,949	4,945,949	—	—

	$20,824,994	$20,824,994	$—	$—

Real Asset Fund
CITIBANK NA	$ 1,100,616	$ 1,100,616	$—	$—
Citigroup Global Markets, Inc.	231,700	231,700		—
HSBC Securities USA, Inc.	1,100,616	1,100,616	—	—
ING Financial Markets LLC	1,100,616	1,100,616	—	—
Royal Bank of Scotland PLC	1,100,616	1,100,616	—	—
Morgan Stanley Co. LLC	3,000,000	3,000,000	—	—

	$ 7,634,164	$ 7,634,164	$—	$—

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	86

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)
Strategic Allocation Moderate Fund
Daiwa Capital Markets America	$ 753,039	$ 753,039	$—	$—

Nomura Securities International, Inc.	1,000,000	1,000,000	—	—

	$1,753,039	$1,753,039	$—	$—

(1)Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year or period, the Funds did not incur any interest or penalties.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

87	NOTES TO FINANCIAL STATEMENTS (continued)

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest expense on securities sold short. In addition, the Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short.

The Funds are required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin.

For the six months ended October 31, 2014, the Alternatives Fund had average daily borrowings of $2,986,255 at an effective interest rate of 0.58% over 184 days. As of October 31, 2014, the Alternatives Fund had borrowings of $0. Interest expense on securities sold short for the six months ended October 31, 2014 totaled $8,870. The interest expense number of $8,870 is part of the prime broker interest expense account on the Statement of Operations.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At October 31, 2014, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
International Fund	$20,001,585	$20,001,585	$—
Real Asset Fund	4,546,511	4,546,511	—
Strategic Allocation Moderate Fund	1,723,824	1,723,824	—

(1)Collateral with a value of $20,824,994, $4,634,164 and $1,753,039 respectively, has been received in connection with securities lending transactions.

(2)Net amount represents the net amount receivable due from the counterparty in the event of default.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)    88

3.	DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The Alternatives Fund had transactions in options written during the six months ended October 31, 2014 as follows:

	Number of Contracts	Premiums Received
Outstanding options at April 30, 2014	11,069	$1,888,564
Options purchased	—	—
Option closed	(16,470)	(3,028,024)
Options written	17,558	4,653,428
Options expired	(3,421)	(1,685,005)
Options exercised	(3,136)	(983,964)

Options outstanding at October 31, 2014	5,600	$844,999

The Real Asset Fund had transactions in options written during the six months ended October 31, 2014 as follows:

	Notional Amount*	Number of Contracts	Premiums Received
Options outstanding at April 30, 2014	$9,100,000	225	$137,323
Options purchased	—		—
Options closed	—	—	—
Options written	33,853,000	3	238,932
Options expired	(8,400,000)	(201)	(102,405)
Options exercised	(400,000)	(27)	(12,045)

Options outstanding at October 31, 2014	$34,153,000	—	$261,805

*Reflects notional amount of Written Options.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. Risk of loss may exceed amounts recognized on the statements of assets and liabilities.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

89	NOTES TO FINANCIAL STATEMENTS (continued)

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest rate swaps – Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Centrally cleared swap agreements – Centrally cleared swap agreements (“swap”) are agreements executed through a broker but are cleared through a central counterparty (the “CCP”) and a Fund’s counterparty on the swap becomes the CCP. The Fund is required to interface with the CCP through a broker and upon entering into a centrally cleared swap is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of a particular swap. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the swap, the Fund agrees to pay to or receive from the counterparty an amount of cash equal to the daily fluctuation in the value of the swap (the “Variation Margin”). Such payments are recorded by the Fund as unrealized gains or losses until the contract is closed or settled at which point the gain or loss is realized.

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	90

in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of October 31, 2014.

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives

Credit Contracts	Investments in securities, at value.	Options written, at value.

	Variation margin receivable for centrally cleared swap agreements.*	Variation margin payable for centrally cleared swap agreements.*

	Net unrealized appreciation on over the counter swap agreements.	Net unrealized depreciation on over the counter swap agreements.

Interest rate contracts	Variation margin receivable for centrally cleared swap agreements.*	Options written, at value.

	Net unrealized appreciation on over the counter swap agreements.	Variation margin payable for centrally cleared swap agreements.*

Net unrealized depreciation on over the counter swap agreements.

Foreign exchange contracts	Net unrealized appreciation on forward foreign currency exchange contracts.	Net unrealized depreciation on forward foreign currency exchange contracts.

Equity contracts	Investments in securities, at value.	Options written, at value.

*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for centrally cleared swap contracts. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until October 31, 2014.

	Asset Derivative Fair Value
Fund	Total Value	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund	$9,164	$—	$9,164	$—	$—
Alternatives Fund	2,775,662	977,817	1,797,845	—	—
Real Asset Fund	5,589,343	—	4,760,772	365,883	462,688

	Liability Derivative Fair Value
Fund	Total Value	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund	$15,794	$—	$15,794	$—	$—
Alternatives Fund	1,473,565	1,444,283	29,282	—	—
Real Asset Fund	3,292,436	—	2,129,145	1,051,767	111,524

The effect of derivative instruments on the Statements of Operations for the six months ended October 31, 2014 are as follows:

Derivative Type	Location on the Statement of Operations
Equity contracts	Net realized gain (loss) on investments, options written and futures contracts
Net change in unrealized appreciation (depreciation) on investments

Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on investments

Interest rate contracts	Net realized gain (loss) on investments, swap agreements, options written and futures contracts
Net change in unrealized appreciation (depreciation) on investments

Foreign exchange contracts	Net realized gain (loss) on investments, foreign currency transactions and options written
Net change in unrealized appreciation (depreciation) on investments

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

91	NOTES TO FINANCIAL STATEMENTS (continued)

	Total Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund	$61,721	$—	$61,721	$—	$—
Alternatives Fund	4,598,249	(548,664)	5,146,913	—	—
Real Asset Fund	4,820,113	—	4,876,500	(147,321)	90,934

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund	$(8,581)	$—	$(8,581)	$—	$—
Alternatives Fund	1,180,421	(782,040)	1,962,461	—	—
Real Asset Fund	4,372,148	—	4,745,685	(658,632)	285,095

The Funds’ derivative financial instruments outstanding as of October 31, 2014, as disclosed in the Portfolios of Investments, are indicative of the volume of derivative activity for the Funds.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities.

At October 31, 2014, derivative assets and liabilities (by type) held by the Funds are as follows:

Fund	Assets	Liabilities
International Fund

Derivative Financial Instruments:
Forward foreign currency contracts	$9,164	$15,794

Total derivative assets and liabilities in the
Statements of Assets and Liabilities	9,164	15,794
Derivatives not subject to a MA or similar agreement	—	—

Total assets and liabilities subject to a MA	$9,164	$15,794

Alternatives Fund

Derivative Financial Instruments:
Financial futures contracts	$1,462,092	$22,832
Forward foreign currency contracts	335,753	6,450
Options	977,817	1,444,283

Total derivative assets and liabilities in the
Statements of Assets and Liabilities	2,775,662	1,473,565

Derivatives not subject to a MA or similar agreement	1,462,092	22,832

Total assets and liabilities subject to a MA	$1,313,570	$1,450,733

Real Asset Fund

Derivative Financial Instruments:
Financial futures contracts	$—	$44,125
Forward foreign currency contracts	4,760,772	1,973,854
Options	324,429	525,311
Swaps	504,142	749,146

Total derivative assets and liabilities in the
Statements of Assets and Liabilities	5,589,343	3,292,436
Derivatives not subject to a MA or similar agreement	449,737	451,025

Total assets and liabilities subject to a MA	$5,139,606	$2,841,411

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	92

At October 31, 2014, derivative assets and liabilities by type net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Derivative Type	Derivative Assets Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
International Fund

Forward foreign exchange contracts	$ 9,164	$ (9,164)	$ —	$ —	$ —

Total Derivative Assets	$ 9,164	$ (9,164)	$ —	$ —	$ —

	Derivative Liabilities Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)
Forward foreign exchange contracts	$ 15,794	$ (9,164)	$ —	$ —	$ 6,630

Total Derivative Liabilities	$ 15,794	$ (9,164)	$ —	$ —	$ 6,630

	Derivative Assets Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Alternatives Fund

Forward foreign exchange contracts	$ 335,753	$ (6,450)	$ —	$ —	$ 329,303
Options	977,817	(977,817)	—	—	—

Total Derivative Assets	$1,313,570	$ (984,267)	$ —	$ —	$ 329,303

	Derivative Liabilities Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)
Forward foreign exchange contracts	$ 6,450	$ (6,450)	$ —	$ —	$ —
Options	1,444,283	(977,817)	(466,466)	—	—

Total Derivative Liabilities	$1,450,733	$ (984,267)	$(466,466)	$ —	$ —

	Derivative Assets Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Real Asset Fund

Forward foreign exchange contracts	$4,760,772	$(1,973,854)	$ —	$ —	$2,786,918
Swaps	54,405	(54,405)	—	—	—

Total Derivative Assets	$4,815,177	$(2,028,259)	$ —	$ —	$2,786,918

	Derivative Liabilities Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)
Forward foreign exchange contracts	$1,973,854	$(1,973,854)	$ —	$ —	$ —
Options	525,311	—	(525,311)	—	—
Swaps	298,121	(54,405)	—	(243,716)	—

Total Derivative Liabilities	$2,797,286	$(2,028,259)	$(525,311)	$(243,716)	$ —

(1)	Excess of collateral received is not shown for financial reporting purposes.
(2)	Net amount represents the net amount receivable in the event of default.
(3)	Excess of collateral pledged is not shown for financial reporting purposes.
(4)	Net amount represents the net amount payable due in the event of default.

4.	FEDERAL TAX INFORMATION

As of April 30, 2014, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the periods ended 2013, 2012, and 2011, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

93	NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions for the corresponding years as reported on the Statements of Changes in the Net Asset were as follows:

	2014		2013
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
International Fund	$9,182,190	$ —	$7,322,484	$ —
Alternatives Fund	161,975	1,374,779	241,997	193,600
Real Asset Fund	6,435,946	—	5,621,165	—
Strategic Allocation Conservative Fund	807,921	306,691	1,060,591	—
Strategic Allocation Moderate Fund	678,372	—	976,174	—
Strategic Allocation Aggressive Fund	310,111	—	540,529	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2014, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed/ (Over Distributed) Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation	Capital Loss Carryforwards and Deferrals	Late Year Ordinary Deferrals
International Fund	$4,731,594	$ —	$(2,014)	$79,286,107	$(353,553,373)	$ —
Alternatives Fund	1,957,530	1,461,848	154,953	(2,234,662)	—	—
Real Asset Fund	—	—	1,299,393	26,219,344	(104,857,547)	(1,847,662)
Strategic Allocation Conservative Fund	95,931	703,223	—	1,272,055	—	—
Strategic Allocation Moderate Fund	97,447	—	—	4,900,979	(7,415,114)	—
Strategic Allocation Aggressive Fund	25,581	—	—	1,704,890	(1,811,800)	—

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2014, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the (“Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

		Capital Loss Available Through			Short-Term Post-Effective	Long-Term Post-Effective	Total Capital Loss
Fund	2016	2017	2018	2019	No Expiration	No Expiration	Carryforwards
International Fund	$88,749,523	$236,603,604	$ 28,105,841	$—	$ 94,405	$—	$353,553,373
Real Asset Fund	—	—	104,657,041	—	200,506	—	104,857,547
Strategic Allocation Moderate Fund	—	5,833,221	1,581,893	—	—	—	7,415,114
Strategic Allocation Aggressive Fund	—	—	—	1,811,800	—	—	1,811,800

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2014:

Fund	Capital Loss Carryforwards Used
International Fund	$12,472,389
Strategic Allocation Conservative Fund	876,936
Strategic Allocation Moderate Fund	6,367,164
Strategic Allocation Aggressive Fund	6,700,418

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year. Post-October, Post-December and Late Year losses deferred to May 1, 2014 are as follows:

Fund	Ordinary Post-December Losses	Short-Term Post-October/ Late Year Capital Losses	Long-Term Post-October/ Late Year Capital Losses
Real Asset Fund	$1,847,662	$—	$—

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	94

5.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

The International Fund, Alternatives Fund and Real Asset Fund, utilize a multi-manager strategy, whereby WFMC allocates all or a portion of the Funds’ assets among a number of sub-advisors. For their services, the Funds pay each sub-advisor fees, accrued daily and paid monthly, as described below. Certain sub-advisors have entered into an agreement with WFMC to waive their fees to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of WFMC or its affiliates, results in a fee that is less than the fee calculation under the sub-advisory agreement.

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2015, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below.

	Contractual Expense Limitations
Fund	Class A	Class I
International Fund	1.49%	1.36%
Alternatives Fund	2.23%	1.98%
Real Asset Fund	1.28%	1.03%
Strategic Allocation Conservative Fund	0.90%	0.65%
Strategic Allocation Moderate Fund	0.84%	0.59%
Strategic Allocation Aggressive Fund	1.03%	0.78%

*	The advisor has voluntarily agreed to waive fees so that the Fund’s expenses are below the contractual expense limitations.

Fund	Gross Fees	Fees Waived	Fee as a % of average net asset of the Fund/Allocated Net Assets for Sub-advisors
International Fund
WFMC	$1,355,927	$(208,914)	0.50%
Sub-advisors:
Baring International Investment Limited (terminated 5/16/2014)	8,456	—	0.45%
Dimensional Fund Advisors LP	122,800	(21,951)	0.45% on the first $50 million;
			0.30% in excess of $50 million
J O Hambro Capital Management Limited (Since 5/29/2014)	323,881	—	0.70%
LSV Asset Management	122,157	—	0.49%
Northern Cross LLC	376,536	—	0.55% on the first $1 billion;
			0.50% in excess over $1 billion
Oberweis Asset Management, Inc.	229,229	(3,240)	1.00% on the first $50 million;
			0.90% on the next $50 million;
			0.80% in excess of $100 million
Parametric Portfolio Associates LLC	294,063	—	0.80% on the first $100 million;
(Emerging Markets Strategy)			0.75% in excess of $100 million
Parametric Portfolio Associates LLC	80,465	—	0.275% on the first $50 million;
(Developed Country Index Replication Strategy)			0.20% in excess of $50 million

Alternatives Fund
WFMC	1,072,583	(166,342)	1.00%
Sub-advisors:
Acuity Capital Management, LLC	208,403	—	1.00%
Calypso Capital Management, LP	243,096	—	1.00%

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

95	NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Gross Fees	Fees Waived	Fee as a % of average net asset of the Fund/Allocated Net Assets for Sub-advisors
Alternatives Fund(continued)
Loeb King Capital Management	$ 256,368	$ —	1.05% on the first $100 million;
			1.00% in excess of $100 million
Parametric Risk Advisors	113,941	—	0.90%
P\E Global LLC	125,326	—	1.00%

Real Asset Fund
WFMC	1,178,629	—	0.50% excluding assets allocated to the inflation-protected debt securities (“TIPS”) strategy or the Enhanced Cash Strategy
			0.57% of the first $25 million of assets allocated to the TIPS strategy; 0.54% of the next $25 million; and 0.52% of assets over $50 million
			0.58% of assets allocated to the enhanced cash strategy
WFMC- Enhanced Cash Strategy	3,282	—	For assets allocated to the Enhanced Cash Strategy, an additional fee as follows: 0.08% on the assets allocated to the Enhanced Cash Strategy

Sub-advisors:
CBRE Clarion Securities LLC	219,107	(5,283)	0.65% on the first $50 million;
			0.55% on the next $50 million;
			0.45% in excess of $100 million
E.I.I. Realty Securities, Inc. (terminated 8/13/2014)	193,762	(3,882)	0.65% on the first $100 million;
			0.60% in excess of $100 million
HSBC Global Asset Management (France) (terminated 8/8/2014)	27,130	—	0.20% on the first $100 million; 0.15% on the next $400 million;
			0.10% in excess of $500 million
Pacific Investment Management Company, LLC	226,323	—	0.29%
Parametric Portfolio Associates LLC (since 10/1/2014)	15,281	—	0.25% on the first $20 million;
			0.20% on the next $20 million;
			0.15% in excess of $40 million

Strategic Allocation Conservative Fund	103,515	(57,768)	0.50%
Strategic Allocation Moderate Fund	144,904	(121,562)	0.50%
Strategic Allocation Aggressive Fund	94,131	(38,422)	0.50%

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. WFMC in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	96

WFMC may voluntarily choose to waive any portion of its fee. WFMC can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months October 31, 2014, WFMC did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2014, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
International Fund	$3,286
Alternatives Fund	76
Real Asset Fund	1,070
Strategic Allocation Conservative Fund	5,415
Strategic Allocation Moderate Fund	71,143
Strategic Allocation Aggressive Fund	3,735

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2014, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
International Fund	$1,760
Alternatives Fund	—
Real Asset Fund	7,314
Strategic Allocation Conservative Fund	1,241
Strategic Allocation Moderate Fund	25,891
Strategic Allocation Aggressive Fund	1,006

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2014, M&T received a portion of the fees paid by the following Fund which is listed below:

Fund	Shareholder Services Fee
International Fund	$320,674

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

97	NOTES TO FINANCIAL STATEMENTS (continued)

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended October 31, 2014 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/14	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/14	Value at 10/31/14	Dividend Income(a)	Realized Gain/(Loss)(b)
Strategic Allocation Conservative Fund:
Wilmington Prime Money Market Fund	504,720	6,311,702	3,820,268	2,996,154	$2,996,154	$70	$—
Wilmington Mid-Cap Growth Fund	54,798	—	3,143	51,655	992,284	—	4,652
Wilmington Large-Cap Strategy Fund	32,816	246	—	33,062	614,952	4,458	—
Wilmington Small-Cap Strategy Fund	23,850	118	7,199	16,769	253,708	1,757	60,885
Wilmington Intermediate-Term Bond Fund	1,775,859	13,702	105,286	1,684,275	17,078,550	134,385	(46,913)
Wilmington Multi-Manager International Fund	396,644	5,715	25,527	376,832	2,867,690	46,399	34,766

TOTAL		6,331,483	3,961,423		$24,803,338	$187,069	$53,390

Strategic Allocation Moderate Fund:
Wilmington Prime Money Market Fund	727,547	7,253,460	3,765,537	4,215,470	$4,215,470	$92	$—
Wilmington Mid-Cap Growth Fund	226,973	—	5,710	221,263	4,250,471	—	62,351
Wilmington Multi-Manager International Fund	764,554	49,937	61,798	752,693	5,727,993	82,208	73,682
Wilmington Small-Cap Strategy Fund	90,727	—	38,309	52,418	793,077	6,166	70,872

TOTAL		7,303,397	3,871,354		$14,987,011	$88,466	$206,905

Strategic Allocation Aggressive Fund:
Wilmington Prime Money Market Fund	526,966	3,942,757	3,945,277	524,446	$524,446	$35	$—
Wilmington Mid-Cap Growth Fund	251,907	—	42,199	209,708	4,028,482	—	156,237
Wilmington Large-Cap Strategy Fund	14,913	112	—	15,025	279,466	2,026	—
Wilmington Small-Cap Strategy Fund	104,454	503	35,517	69,440	1,050,632	7,510	87,717
Wilmington Multi-Manager International Fund	1,201,789	16,408	105,565	1,112,632	8,467,132	133,237	177,387

TOTAL		3,959,780	4,128,558		$14,350,158	$142,808	$421,341

(a)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.
(b)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) received by the Fund for sales of the affiliated fund.

Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2014 were as follows:

Fund	Commissions
International Fund	$ 6,459
Alternatives Fund	13,840
Real Asset Fund	874

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, U.S. Government Securities for the six months ended October 31, 2014 were as follows:

	Investments
Fund	Purchases	Sales
International Fund	$258,866,065	$258,438,530

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	98

	Investments
Fund	Purchases	Sales
Alternatives Fund	$375,921,276	$363,736,598
Real Asset Fund	229,162,830	203,699,485
Strategic Allocation Conservative Fund	191,360	6,177,243
Strategic Allocation Moderate Fund	823,537	8,244,219
Strategic Allocation Aggressive Fund	142,773	3,808,694

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2014 were as follows:

	U.S. Government Securities
Fund	Purchases	Sales
Real Asset Fund	$502,536,636	$460,923,486
Strategic Allocation Moderate Fund	499,387	82,643

7.	LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.10% per annum on the daily unused portion. The termination date of this LOC is March 9, 2015. The Funds did not utilize the LOC for the six months ended October 31, 2014.

8.	SUBSEQUENT EVENTS

Effective December 1, 2014, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for it services.

Fund	Advisory Fee Annual Rate
International Fund	0.45%
Alternatives Fund	0.95%
Real Asset Fund	0.45%
Strategic Allocation Conservative Fund	0.40%
Strategic Allocation Moderate Fund	0.40%
Strategic Allocation Aggressive Fund	0.40%

Effective December 1, 2014, the Funds have contractually agreed to waive their fees and/or reimburse expenses through November 30, 2015, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below.

	Contractual Expense Limitations
Fund	Class A	Class I
International Fund	1.31%	1.18%
Alternatives Fund	2.15%	1.90%
Real Asset Fund	1.23%	0.98%
Strategic Allocation Conservative Fund	0.78%	0.53%
Strategic Allocation Moderate Fund	0.74%	0.49%
Strategic Allocation Aggressive Fund	0.87%	0.62%

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

99

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Approval of New Subadvisory Agreements

The Trust’s investment advisory agreements and sub-advisory agreements (the “Advisory Agreements”) with its investment advisors must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement or Agreements, including the services and support provided to the Fund and its shareholders.

On July 23, 2014, the Board, including a majority of the Independent Trustees, held a special telephonic meeting (the “July Special Meeting”) with Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Advisor”) concerning the Sub-advisory Agreements up for renewal between the three multi-manager Funds (the “Sub-advised Funds”) and their respective sub-advisors (the “Sub-advisors”). The purpose of the July Special Meeting was to allow the Advisor to provide the Board with an initial basis for recommendation of approval of the sub-advisory Agreements. In preparation for the July Special Meeting, the Trustees requested and received a variety of information about the Sub-advised Funds and their Sub-advisors, including, among other things, comparative information regarding each Sub-advised Fund’s investment performance, descriptions of each Sub-advisor’s operations and investment advisory services, and information concerning compensation and other benefits, compliance and regulatory matters, and legal proceedings. A portfolio manager from the Advisor presented information regarding each Sub-advised Fund, the Advisor, and each Sub-advisor.

On September 3, 2014, in a telephonic session, the Independent Trustees met with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements, and to consider the continuation of the Advisory Agreements outside the presence of management (the “September Executive Session”). The primary purpose of the September Executive Session was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations in preparation for the contract approval meeting of the Board to be held from September 17-18, 2014 (the “September Regular Meeting”).

In preparation for the September Executive Session, the Independent Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Independent Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

•

Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups created by Morningstar, Inc. (“Morningstar”) of similar or peer group funds;

•

Information from the Advisor describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended June 30, 2014) compared with the Fund’s benchmark, and with Lipper Inc. (“Lipper”) and Morningstar categories;

•	Information about each separately managed account of the Advisor (and each Sub-advisor, where relevant) that has substantially similar investment objectives to a corresponding Fund; and;

•

Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2014 compared with the Fund’s Lipper peer group, and current management fees and total expenses compared with the Fund’s Morningstar expense group, designed to identify Funds whose expenses and/or performance may require particularly close review.

In considering this information, the Independent Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Independent Trustees also reviewed information provided by the Advisor concerning the following:

•	The nature and quality of the services provided, including the activities of the Advisor with respect to the Sub-advisors;

•	The Advisor’s (and Sub-advisors’, where relevant) cost of providing the services;

•	The extent to which the Advisor (and Sub-advisors, where relevant) realizes economies of scale as a Fund grows larger;

•	The fall-out benefits to the Advisor and its advisory affiliates that can be attributed to the Advisor’s positions (and Sub-advisors’, where relevant) with the Fund; and

•	The financial stability of the Advisor and each Sub-advisor and their parent companies, where relevant.

As part of the July Special Meeting and September Executive Session, the Independent Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the September Regular Meeting.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS	100

At the September Regular Meeting, the Board received and considered information provided by the Advisor, including information provided in response to follow-up questions from the July Special Meeting and September Executive Session. The Independent Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Board also considered, where applicable, Fund performance; expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on a Fund’s total expenses. The Board also considered the degree to which the Adviser engaged in arms-length negotiation with each Sub-adviser for the Sub-advisory fee. The Board took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor in its discretion. The Board considered the Advisor’s profitability in providing services under the Advisory Agreements and concluded that for each Fund, the level of profitability did not appear unreasonably high.

Certain of the information considered by the Board with respect to specific Funds is summarized as follows.

Wilmington Multi-Manager International Fund

The Fund is subadvised by Dimensional Fund Advisors LP, J O Hambro Capital Management, LSV Asset Management, Northern Cross LLC, Oberweis Asset Management, Inc. and Parametric Portfolio Associates (although the Advisory Agreements with J O Hambro Capital Management and Oberweis Asset Management, Inc. were not yet subject to renewal). The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered the performance of each Sub-advisor against an appropriate benchmark, and that the Fund’s Institutional Class shares had achieved total return performance slightly below the peer group average for the one-year period and below the peer group average for the three- and five-year periods ended June 30, 2014. The Board considered management’s view that the peer group members are focused on large companies in developed markets, and are not multi-manager and multi-asset class (including emerging markets) funds, features which add to total expenses.

Lastly, the Board considered information from the Advisor about economies of scale in the Fund given its size, and management’s recommendation that implementing breakpoints at present is not appropriate. The Board considered that the Adviser has agreed, effective December 1, 2014, to reduce the Fund’s contractual management fee by 5 basis points, and to increase the Fund’s advisory fee waiver by 13 basis points at least through November 30, 2015, such that the Fund’s net expense ratio is decreased by 18 basis points. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements.

Wilmington Multi-Manager Alternatives Fund

The Fund is subadvised by Acuity Capital Management, LLC, Calypso Capital Management, LP, Loeb King Capital Management, Parametric Risk Advisors, LLC and P/E Global LLC (although the Advisory Agreement with Loeb King Capital Management was not yet subject to renewal. The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one-year period ended June 30, 2014, and that the Fund commenced operations in January 2012. The Board considered management’s explanation regarding the availability of equity long/short managers and its intention to add more such managers in the near future. The Board also considered management’s view that (i) the “liquid alternatives” asset class, of which the Fund is a part, is new and growing rapidly; (ii) the peer group is an imperfect comparison due to the widely varying objectives and constructions of its members (including, in the case of the Fund, the use of specialized Sub-advisors); and (iii) the Fund is not managed to improve its relative ranking in a peer group, but to provide specific investment characteristics to client portfolios. The Board considered that the Adviser has agreed, effective December 1, 2014, to reduce the Fund’s contractual management fee by 5 basis points, and to increase the Fund’s advisory fee waiver by 3 basis points at least through November 30, 2015, such that the Fund’s net expense ratio is decreased by 8 basis points. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements.

Wilmington Multi-Manager Real Asset Fund

The Fund is subadvised by CBRE Clarion Securities LLC, Pacific Investment Management Company, LLC, and Parametric Portfolio Associates. The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2014. The Board considered management’s view that the Fund’s efficacy as a long-term inflation hedge in the current, low-inflation environment is diminished, as well as management’s analysis of the effect of specific portfolio management decisions on the Fund’s performance in light of market and economic events. The Board also considered management’s view that the Fund’s peer group has limited utility as a measurement tool, given the Fund’s focus on commodities, inflation-linked bonds and real estate, which comprise a narrower asset class than that of most of the Fund’s peers; low correlation with peer group performance on average; and, in particular, the Fund’s large allocation to commodities relative to the peer group. The Board also noted management’s view that the Fund has one of the longest track records in its asset class. The Board considered that the Adviser has agreed, effective December 1, 2014, to reduce the Fund’s contractual management fee by 5 basis points, such that the Fund’s net expense ratio is decreased by 5 basis points. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements with CBRE Clarion Securities LLC and Pacific Investment Management Company, LLC.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

101	BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At the September Regular Meeting, the Independent Trustees met in person with the Advisor, Trust and Independent Legal Counsel, and representatives of Parametric Portfolio Associates (“PPA”), in order to evaluate the new Advisory Agreement with PPA. The Trustees took into account PPA’s management style, investment philosophy and strategies, and personnel. The Trustees also reviewed information concerning:

(i) the nature, extent and quality of services to be provided by PPA; (ii) PPA’s anticipated cost of/profitability in providing the services to the Fund; (iii) possible fall-out benefits to PPA due to its position with the Fund; (iv) the proposed fees of PPA and fees charged by other investment advisors to other mutual funds for similar services; and (v) the Advisor’s recommendation that the Independent Trustees approve the new Advisory Agreement with PPA. The Trustees considered that past performance of PPA was not a determinative factor, given the nature of PPA’s tax-advantaged index tracking mandate with the Fund. PPA and the Independent Trustees did not specifically address economies of scale due to the amount of assets to be managed by PPA, although the new Advisory Agreement with PPA contains breakpoints.

After discussion and consideration among themselves, and with Independent Legal Counsel and the Advisor, the Board, including all of the Independent Trustees, determined that the fees to be paid by the Fund to PPA, under the new Advisory Agreement appeared to be fair and reasonable in light of the information provided. Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the new Advisory Agreement with PPA for a two-year period was in the best interest of the Fund and its shareholders and approved the new Advisory Agreement.

The Fund is subadvised by CBRE Clarion Securities LLC, Pacific Investment Management Company, LLC, and Parametric Portfolio Associates. The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2014. The Board considered management’s view that the Fund’s efficacy as a long-term inflation hedge in the current, low-inflation environment is diminished, as well as management’s analysis of the effect of specific portfolio management decisions on the Fund’s performance in light of market and economic events. The Board also considered management’s view that the Fund’s peer group has limited utility as a measurement tool, given the Fund’s focus on commodities, inflation-linked bonds and real estate, which comprise a narrower asset class than that of most of the Fund’s peers; low correlation with peer group performance on average; and, in particular, the Fund’s large allocation to commodities relative to the peer group. The Board also noted management’s view that the Fund has one of the longest track records in its asset class. The Board considered that the Adviser has agreed, effective December 1, 2014, to reduce the Fund’s contractual management fee by 5 basis points, such that the Fund’s net expense ratio is decreased by 5 basis points. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements with CBRE Clarion Securities LLC and Pacific Investment Management Company, LLC.

Wilmington Strategic Allocation Conservative Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2014. The Board considered that adjustments were made to the Fund’s allocation ranges in August 2014 in order to allow comparison to a more appropriate peer group. The Board also considered management’s view that the Fund is managed more conservatively than the peer group, with a lower equity allocation, shorter fixed income duration, and higher quality fixed income securities. The Board also considered management’s view that the small size of the Fund relative to the peer group is a principal reason for the higher expense ratio. The Board considered that the Adviser has agreed, effective December 1, 2014, to reduce the Fund’s contractual management fee by 10 basis points, and to increase the Fund’s advisory fee waiver by 2 basis points at least through November 30, 2015, such that the Fund’s net expense ratio is decreased by 12 basis points. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Strategic Allocation Moderate Fund

The Board considered that the Fund’s net management fee rate was slightly above and its net total expense ratio was above the Fund’s expense group median. The Board also considered that the Fund’s Class A shares had achieved total return performance below the peer group average for the one- and three- year periods ended June 30, 2014. The Board considered that adjustments were made to the Fund’s allocation ranges in August 2014 in order to allow comparison to a more appropriate peer group. The Board also considered managements analysis of the effects of certain allocation decisions on the Fund’s performance, and its view that the Fund is managed differently than other funds in the peer group, with a lower equity allocation, a higher alternatives allocation, and a shorter fixed income duration. The Board considered that the Adviser has agreed, effective December 1, 2014, to reduce the Fund’s contractual management fee by 10 basis points, such that the Fund’s net expense ratio is decreased by 10 basis points. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

Wilmington Strategic Allocation Aggressive Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-year period, slightly below the peer group average for the three-year period, and below the peer group average for the five-year period ended June 30, 2014. The Board considered management’s view that the Fund is managed differently than the peer group, with allocations to international, alternatives and fixed income asset classes. The Board also considered management’s view that the small size of the Fund relative to the peer group is a principal reason for the higher expense ratio. The Board considered that the Adviser has agreed, effective December 1, 2014, to reduce the Fund’s contractual management fee by 10 basis points, and to increase the Fund’s advisory fee waiver by 6 basis points at least through November 30, 2015, such that the Fund’s net expense ratio is decreased by 16 basis points. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

*****

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS	102

The At the September Regular Meeting, after extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session among the Independent Trustees and Independent Legal Counsel, the Board concluded the following:

•	The nature and extent of the investment advisory services to be provided to the Funds by the Advisor and each Sub-advisor (as applicable) were consistent with the terms of the Advisory Agreements; and

•	The prospects for satisfactory investment performance were reasonable.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and approved the renewal of the Advisory Agreements.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

103

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

104

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

SEMI-ANNUAL REPORT / October 31, 2014 (unaudited)

105

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your
e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at
1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

October 31, 2014 (unaudited) / SEMI-ANNUAL REPORT

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WILMINGTON FUNDS

Investment Advisor
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Sub-Advisor
Wilmington Trust Investment Advisors
111 South Calvert Street 26th Floor
Baltimore, MD 21202

Additional Sub-Advisors to the Wilmington Multi-Manager International Fund
Dimensional Fund Advisors LP
6300 Bee Cave Road, Building One
Austin, TX 78746

J O Hambro Capital Management Limited
14 Ryder Court
London, SW1Y 6QB, England

LSV Asset Management
155 North Wacker Drive, Suite 4600
Chicago, IL 60606

Northern Cross, LLC
125 Summer Street, Suite 1410
Boston, MA 02110

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, IL 60532

Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Additional Sub-Advisors to the Wilmington Multi-Manager Alternatives Fund
Acuity Capital Management, LLC
60 Arch Street, 2nd Floor
Greenwich, CT 06830

Calypso Capital Management, LP
135 East 57th Street, 20th Floor
New York, NY 10022

Loeb King Capital Management
125 Broad Street, 14th Floor
New York, NY 10004

Parametric Risk Advisors
274 Riverside Avenue, 1st Floor
Westport, CT 06880

P/E Global LLC
75 State Street, 31st Floor
Boston, MA 02109

Additional Sub-Advisors to the Wilmington Multi-Manager Real Asset Fund
CBRE Clarion Securities LLC
201 King of Prussia Road, Suite 600
Radnor, PA 19087

Pacific Investment Management Company, LLC
("PIMCO")
840 Newport Center Drive
Newport Beach, CA 92660

Parametric Portfolio Associates, LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square, 2005 Market Street, Suite 700
Philadelphia, PA 19103

WT-SAR-MMgr-1014

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	12/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	12/29/2014

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date	12/29/2014

* Print the name and title of each signing officer under his or her signature.